     As filed with the Securities and Exchange Commission on April 3, 2006

                                                 File Nos. 333-67904; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

     Registration Statement Under the Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 12                           [X]

                             and/or
  Registration Statement Under the Investment Company Act of 1940                   [X]

                        Amendment No. 192                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                            6610 West Broad Street
                           Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------
Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective (check appropriate box):


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Scheduled Purchase Payment Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)

                   Prospectus For Scheduled Purchase Payment
                      Variable Deferred Annuity Contracts

                                  Issued by:

                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)

                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: 1-800-352-9910

--------------------------------------------------------------------------------

This prospectus gives details about the contract that you should know before investing. Please read this prospectus carefully and keep it for future reference.


This prospectus describes scheduled purchase payment variable deferred annuity contracts (the "contracts") for individuals or groups and certain qualified and non-qualified retirement plans. Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) (the "Company," "we," "us," or "our") issues the contract.


The contract offers you the payment of periodic annuity benefits and the accumulation of Contract Value. If you satisfy certain conditions, you will receive lifetime Income Payments of a guaranteed minimum amount and the potential to receive more than the guaranteed minimum amount.


The contract requires you to make monthly payments in predetermined amounts to be eligible to receive guaranteed minimum payments at the time you annuitize the contract. We must receive these payments by a set date ("due date") each month. If we receive your payment on the due date, we will allocate your payment to a Subaccount that invests in shares of the GE Investments Funds, Inc. -- Total Return Fund (the "Total Return Fund"). All shares of the Total Return Fund outstanding on May 1, 2006 were re-designated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. The Subaccount will invest in Class 3 shares, a new share class of the Total Return Fund, for contracts issued on or after May 1, 2006. If we receive your payment before its due date, we will allocate it to our Guarantee Account, which is part of our General Account, until the due date. On the due date, we will transfer that payment to the Subaccount. If we receive your payment more than 30 days after its due date, you must pay interest on that payment. In addition you must pay any missed monthly billing fees. Please note that, effective May 1, 2006, we will no longer assess the monthly billing fee. You must, however, still pay any missed monthly billing fees accrued before May 1, 2006. The interest (in addition to any missed monthly billing fees) must be paid within one year of the transfer due date in order to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).


We anticipate that you will make your monthly payments by submitting payments to us on a monthly basis. However, we will allow you to supplement or prepay some, or all, of your monthly payments by making a lump sum payment of at least a certain amount. If the lump sum amount is greater than six monthly payments, we will allocate that lump sum amount to a non-unitized separate account that we have established to hold the supplemental or prepayments you make. Amounts in the non-unitized separate account will earn a predetermined rate of interest. Depending upon your instructions and the amount of the lump sum payment received, we will use such lump sum payment to either lower the amount of some or all of your remaining monthly payments or to pay the entire amount of some or all of your remaining monthly payments. If you do not provide instructions when you make a lump sum payment, we will allocate that payment to our Guarantee Account until we receive your instructions.

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. Amounts you surrender or partially withdraw may be subject to a surrender or access charge; amounts you surrender or partially withdraw from the non-unitized separate account may also be subject to a Market Value Adjustment. You must repay any amount you receive from the Subaccount, plus interest, within one year of the partial withdrawal to retain your eligibility to receive Guaranteed Minimum Income Payments (unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule).


The value of your contract before your Income Payments begin, and the amount of your Income Payments (if you lose your right to receive Guaranteed Minimum Income Payments), will depend upon the investment performance of the Total Return Fund. You bear the risk of investment loss.


You should not purchase this contract unless you believe you can make all required payments and you intend to take your annuity benefits in the form of monthly Income Payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor has the SEC determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

Your investment in the contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any government agency

   . Is NOT available in every state

   . MAY go down in value


A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus.

For general information or to obtain free copies of the:

   . Statement of Additional Information;

   . annual report for the Variable Account;


   . prospectus, annual report or semi-annual report for the Total Return Fund;
     or


   . any required forms,


                         call us at (800) 352-9910; or


                                 write us at:


                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov


The date of this prospectus is May 1, 2006.

Table of Contents



                Definitions.................................................  7

                Fee Tables.................................................. 12
                   Examples................................................. 15

                Synopsis.................................................... 17

                Condensed Financial Information............................. 28

                Investment Results.......................................... 28

                Financial Statements........................................ 29

                The Company................................................. 29

                The Variable Account........................................ 30
                   The Subaccount and the GE Investments Funds,
                     Inc. -- Total Return Fund.............................. 30
                   Voting Rights............................................ 33
                   Changes to the Variable Account and the Subaccount....... 33
                   Scheduled Installments to the Subaccount -- Policies and
                     Procedures............................................. 34

                The Guarantee Account and The Immediate Installment Account. 35
                   The Guarantee Account.................................... 35
                   The Immediate Installment Account........................ 36

                The Contract................................................ 39
                   Purchasing a Contract.................................... 39
                   Ownership................................................ 40
                   Assignment............................................... 41
                   Guaranteed Minimum Income Payments....................... 41
                   Purchase Payments........................................ 42
                   Grace Period............................................. 47
                   Reinstatement............................................ 47
                   Scheduled Purchase Payments.............................. 48
                   Flexible Purchase Payments and Immediate Installments.... 49
                   Allocation of Purchase Payments.......................... 50
                   Optional Riders.......................................... 51
                   Valuation of Accumulation Units.......................... 55

                Surrenders and Partial Withdrawals.......................... 57

                Charges and Other Deductions................................ 62
                   Surrender Charges, Access Charges and Market Value
                     Adjustments............................................ 63
                   Asset Charge............................................. 71
                   Monthly Billing Fee...................................... 71
                   Deductions for Taxes..................................... 72
                   Purchase Payments for the Optional Riders................ 72
                   Other Charges and Deductions............................. 72

               The Death Benefit............................................  73
                  Death Benefit Upon Death of an Owner Before the Annuity
                    Commencement Date.......................................  73
                  Death Benefit Amount......................................  73
                  Required Distributions....................................  73
                  Distribution Rules........................................  74
                  Death Benefit After the Annuity Commencement Date.........  76

               Benefits at Annuity Commencement Date........................  77

               Guaranteed Minimum Income Payments...........................  80
                  If the Guaranteed Minimum Income Payment is in Effect.....  80
                  Reduced Guaranteed Minimum Income Payments................  81
                  If the Guaranteed Minimum Income Payment is Not in Effect.  82

               Optional Payment Plans.......................................  83

               Federal Tax Matters..........................................  86
                  Introduction..............................................  86
                  Taxation of Non-Qualified Contracts.......................  86
                  Qualified Retirement Plans................................  91
                  Federal Income Tax Withholding............................  95
                  State Income Tax Withholding..............................  95
                  Tax Status of the Company.................................  95
                  Changes in the Law........................................  95

               Requesting Payments..........................................  96

               Sales of the Contract........................................  98

               Additional Information....................................... 101
                  Owner Questions........................................... 101
                  Return Privilege.......................................... 101
                  State Regulation.......................................... 101
                  Records and Reports....................................... 101
                  Other Information......................................... 102

               Genworth Life and Annuity Insurance Company.................. 103
                  Overview.................................................. 103
                  Market Environment and Opportunities...................... 104
                  Competitive Strengths..................................... 104
                  Growth Strategies......................................... 105

               Retirement Income and Investments............................ 108
                  Overview.................................................. 108
                  Products.................................................. 111
                  Underwriting and Pricing.................................. 116
                  Competition............................................... 117

                Protection.................................................. 118
                   Overview................................................. 118
                   Products................................................. 118
                   Competition.............................................. 119
                   Corporate and Other...................................... 119
                   Distribution............................................. 119

                Marketing................................................... 122

                Risk Management............................................. 123
                   Overview................................................. 123
                   New Product Introductions................................ 123
                   Product Performance Reviews.............................. 123
                   Asset-Liability Management............................... 124
                   Portfolio Diversification................................ 124
                   Actuarial Database and Information Systems............... 124
                   Compliance............................................... 124
                   Operations and Technology................................ 124
                   Reserves................................................. 125
                   Reinsurance.............................................. 126
                   Financial Strength Ratings............................... 127
                   Investments.............................................. 128

                Regulation.................................................. 137
                   General.................................................. 137
                   Insurance Regulation..................................... 137
                   Other Laws and Regulations............................... 142

                Risk Factors................................................ 144
                   Risks Relating To Our Businesses......................... 144

                Unresolved Staff Comments................................... 159

                Properties.................................................. 160

                Legal Proceedings........................................... 161

                Submission of Matters to a Vote of Security Holders......... 163

                Market for the Registrant's Common Equity, Related
                Shareholder Matters and Issuer Purchases of Equity
                Securities.................................................. 164

                Selected Financial Data..................................... 165

                Management's Discussion and Analysis of Financial Condition
                and Results of Operations................................... 167
                   Cautionary Note Regarding Forward-Looking Statements..... 167
                   Overview................................................. 167
                   Results of Operations.................................... 175
                   Investments.............................................. 180
                   Capital Resources........................................ 183
                   Liquidity................................................ 184
                   Off-Balance Sheet Transactions........................... 186
                   New Accounting Standards................................. 187

                Quantitative and Qualitative Disclosures About Market Risk
                and Interest Rate Management................................ 188
                   Sensitivity Analysis..................................... 188
                   Derivative Counterparty Credit Risk...................... 189

                Experts..................................................... 191

                Financial Statements -- Genworth Life and Annuity Insurance
                Company..................................................... F-1

                Appendix
                   Annuity Cross Funding Program............................ A-1

                Table of Contents -- Statement of Additional Information

Definitions

                      The following defined terms are used throughout this prospectus:

                      Accumulation Period -- The period from the date your contract is issued until the date Income Payments begin.

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value of the Subaccount until the date Income Payments begin.

                      Adjustment Account -- An account that we establish for each contract to keep track of the cumulative amount, if any, by which the Calculated Level Monthly Benefits fall short of the Guaranteed Minimum Income Payments.

                      Annual Variable Annuity Benefit -- The Income Payment calculated annually by multiplying the number of Annuity Units for a contract by the Annuity Unit value as of the Annuity Commencement Date and each anniversary of the Annuity Commencement Date.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract whose age and, where appropriate, gender, determine Monthly Income Payments. The Owner must also be named as the Annuitant unless the Owner is not a natural person.

                      Annuity Commencement Date -- The date Income Payments are scheduled to begin as chosen at the time of application. This date must be a date at least 10 years from the date the contract is issued and may not be changed once the contract is issued.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent Annual Variable Annuity Benefit.

                      Annuity Year -- The twelve month period beginning on the Annuity Commencement Date or any anniversary of that date thereafter.

                      Calculated Level Monthly Benefit -- One-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve month period.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract. Your Contract Date is shown on your contract's data pages.

                      Contract Value -- The sum of your contract's Guarantee Account Value, Subaccount Value, and Immediate Installment Account Value.

                      Contract Year -- Each one year period of time beginning on the date your contract is issued and ending on the contract anniversary date. The next contract year will begin on that contract anniversary date and commence on the next contract anniversary date and so on.

                      Death Benefit -- The benefit payable under a contract upon the death of any Owner (or the Annuitant if the Owner is a non-natural person) before the Annuity Commencement Date.

                      Designated Beneficiary(ies) -- The person(s) or entity(ies) designated by the Owner to receive the Death Benefit.

                      Flexible Purchase Payment -- A Purchase Payment that is not a Scheduled Purchase Payment.


                      Funding Annuity -- A variable deferred annuity issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) or one of its affiliated companies that is purchased on the same date as the variable deferred annuity contract described by this prospectus; the assets of the Funding Annuity are withdrawn and immediately allocated to this annuity.


                      General Account -- Assets of the Company other than those allocated to the Immediate Installment Account, the Variable Account or any other segregated asset account of the Company.

                      Guarantee Account -- An account established in our General Account to hold certain amounts under the contracts as described in this prospectus. The Guarantee Account is not part of and does not depend on the investment performance of the Variable Account.

                      Guarantee Account Value -- Your Guarantee Account Value equals Purchase Payments allocated to the Guarantee Account (plus transfers to the Guarantee Account from a Funding Annuity under an Annuity Cross Funding Program, if applicable) plus interest credited on those payments (or transfers), minus transfers and/or partial withdrawals made from the Guarantee Account (including, any premium tax and surrender charges assessed).

                      Guaranteed Minimum Income Payment -- The minimum amount of each monthly Income Payment paid to you upon annuitization of the contract, provided Scheduled Installments have been made to the Subaccount in accordance with the terms of the contract.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Immediate Installments -- A monthly series of equal transfers from the Immediate Installment Account to the Subaccount.

                      Immediate Installment Account -- Genworth Life & Annuity MVA Separate Account (formerly, GE Life & Annuity Separate Account 6), a separate account of the Company to which your Flexible Purchase Payments are allocated.


                      Immediate Installment Account Value -- The present value of the future Immediate Installments to be made from the Immediate Installment Account. This amount includes any applicable Market Value Adjustment.

                      Income Payment -- One of a series of payments made under either monthly Income Payments at the Annuity Commencement Date or one of the Optional Payment Plans.

                      Market Value Adjustment -- A positive or negative adjustment included in the Contract Value when any amounts are surrendered or partially withdrawn (including Death Benefit payments) from the Immediate Installment Account.

                      Monthly Due Date -- The date each month on which Scheduled Installments and Scheduled Purchase Payments are due. This date is the same day in each month as your Contract Date. If the Monthly Due Date is the 29th, 30th or 31st of a month, then for months without such dates, the last day of that month is the Monthly Due Date. In addition, if the Monthly Due Date falls on any date when the New York Stock Exchange is closed, the amount of the Scheduled Installment, if received, will be allocated to the Subaccount on the next Valuation Day.

                      Non-Qualified Contract -- A contract which is not issued in connection with a retirement plan which receives special tax treatment under the Code.

                      Owner -- The person or persons (in the case of Joint Owners) entitled to exercise all ownership rights stated in the contract. The Owners are shown on the contract's data pages. "You" or "your" refers to the Owner or Joint Owners.


                      Portfolio -- For contracts issued on or after May 1, 2006, the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Total Return Fund -- Class 1 shares.


                      Purchase Payment -- Any payment applied to the contract.

                      Qualified Contract -- A contract which qualifies for favorable tax treatment under the Code.

                      Scheduled Installment -- The amount required to be transferred or paid to the Subaccount on the Monthly Due Date in order to keep the Guaranteed Minimum Income Payment in effect.

                      Scheduled Purchase Payment -- The monthly Purchase Payment we require on the Monthly Due Date to ensure that the Scheduled Installment for that month is paid. This amount is shown on your contract's data pages.


                      Subaccount -- A division of the Variable Account which invests exclusively in shares of the Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 shares.


                      Subaccount Value -- The Subaccount Value is equal to:

                         . the sum of all Scheduled Installments made to the
                           Subaccount; plus

                         . amounts adjusted for the reinvestment of dividends;
                           plus or minus

                         . net capital gains or losses (realized or
                           unrealized); minus

                         . any contract charges (including any premium tax and
                           surrender charges assessed); plus or minus

                         . partial withdrawals repaid to or taken from the
                           Subaccount.

                      Surrender Value -- The value of the contract as of the date we receive your written request for surrender at our Home Office, less any applicable premium tax, surrender charge, access charge, plus or minus any Market Value Adjustment, if applicable.


                      Valuation Day -- Each day the New York Stock Exchange is open for regular trading, except for days that the Total Return Fund does not value its shares.


                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


                      Variable Account -- Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      4), a separate account we established to receive and invest the Scheduled Installments you make under this contract, in addition to amounts received from other variable annuity contracts we issue.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Contract Year in      Surrender Charge (as
 payments withdrawn or surrendered)           which surrender or    a percentage of the
                                              partial withdrawal is lesser of Scheduled
                                              made                  Installments made to
                                                                    date, not previously
                                                                    withdrawn and the
                                                                    amount withdrawn or
                                                                    surrendered)/1/
                                              ------------------------------------------
                                                        1                    9%
                                                        2                    8%
                                                        3                    7%
                                                        4                    6%
                                                        5                    5%
                                                        6                    4%
                                                        7                    3%
                                                        8                    2%
                                                   9 or after                1%
----------------------------------------------------------------------------------------
Access Charge/2/                              Number of years       Access Charge (as a
                                              remaining on each     percentage of the
                                              flexible purchase     Immediate
                                              payment until the     Installment Account
                                              date established for  value withdrawn or
                                              the installment       surrendered)
                                              transfers to
                                              end
                                              ------------------------------------------
                                                    6 or more                6%
                                                5 but less than 6            5%
                                                4 but less than 5            4%
                                                3 but less than 4            3%
                                                2 but less than 3            2%
                                                1 but less than 2            1%
                                                0 but less than 1            1%
----------------------------------------------------------------------------------------
Annual Interest Rate Charged on                                              6%
 Missed Scheduled Installments/3/
----------------------------------------------------------------------------------------
Annual Interest Rate Charged on                                              6%
 Missed Withdrawal Repayments/4/
----------------------------------------------------------------------------------------
Monthly Billing Fee/5/                                                     $10.00
----------------------------------------------------------------------------------------

                    /1/ Withdrawals repaid within 12 months are not considered withdrawals for the purposes of the surrender charge calculation. A surrender charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5.

                    /2/ All surrenders and withdrawals from the Immediate
                        Installment Account will be subject to a Market Value Adjustment as well as an Access Charge. An Access Charge will not be assessed if the Surrender Value is applied to Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5.

                    /3/ If a Scheduled Installment remains in default past the end of the applicable grace period, a charge will be assessed to the amount in default at an effective annual rate of 6%.

                    /4/ You must repay the amount of any withdrawals from the
                        Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date in order to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. If any repayment of a withdrawal is not made by the Monthly Due Date next following the date of the partial withdrawal, you will be assessed a charge at an effective annual rate of 6% on the total amount withdrawn from the Subaccount, not yet repaid.


                    /5/ A $10.00 monthly billing fee was assessed with all
                        direct billed Scheduled Purchase Payments prior to May 1, 2006. This $10.00 fee was in addition to any required Scheduled Purchase Payment. The $10.00 monthly billing fee was taken prior to allocation of assets in the Subaccount. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived.


                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
---------------------------------------------------------------------------------
Variable Account Annual Expenses
 (as a percentage of your average daily net assets in the Variable Account)
---------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.35%
---------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.15%
---------------------------------------------------------------------------------
Maximum Total Variable Account Annual Expenses                              1.50%
---------------------------------------------------------------------------------

Optional Riders/1,2/
---------------------------------------------------------------------------------

  Disability Benefit Rider Option/3/            Maximum of $8.11 per $100 of
                                                waived Scheduled Purchase
                                                Payment
--------------------------------------------------------------------------------
  Joint Annuitant Life Benefit Rider Option/3/  Maximum of $8.57 per $100 of
                                                waived Scheduled Purchase
                                                Payment
--------------------------------------------------------------------------------
  Unemployment Benefit Rider Option             $3.00 per $100 of waived monthly
                                                payment
--------------------------------------------------------------------------------

                    /1/ The payment for the Optional Benefits is due with the
                        Scheduled Purchase Payment and taken prior to the allocation of the Scheduled Purchase Payment to the Subaccount.

                    /2/ The Optional Benefits are not available to fully funded contracts or to contracts purchased through the Annuity Cross Funding Program (see "Appendix -- Annuity Cross Funding Program" provision in this prospectus).

                    /3/ The fees charged for the optional riders vary depending upon the age and gender of the Annuitant and the amount and duration of the Scheduled Installments.

                      For information concerning compensation paid for the sale of the contract, see "Sales of the Contract."

                      The next item shows the total operating expenses incurred by the Total Return Fund that you may indirectly bear during the time that you own the contract. GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares, a new class of Total Return Fund shares. More detail concerning the fees and expenses for the Total Return Fund is contained in its prospectus.





          Annual Portfolio Expenses/1/
          (as a percentage of average net assets)   Class 1  Class 3
          -----------------------------------------------------------
          Management Fees/2/                          0.37%    0.37%
          -----------------------------------------------------------
          Distribution and Service (12b-1) Fees       None     0.30%
          -----------------------------------------------------------
          Other Expenses/3/                           0.28%    0.08%
          -----------------------------------------------------------
          Total Annual Portfolio Operating Expenses   0.65%    0.75%
          -----------------------------------------------------------
          Contractual Fee Waiver/Reimbursement/4/    (0.13)%  (0.13)%
          -----------------------------------------------------------
          Net Annual Portfolio Operating Expenses     0.52%    0.62%
          -----------------------------------------------------------


                    /1/ The expense information in this table for Class 1
                        shares reflects actual expenses incurred during the fiscal period ended December 31, 2005 plus amounts expected to be incurred pursuant to the Investor Service Plan. The expense information in the table for Class 3 shares reflects anticipated expenses based on Class 1 actual expenses incurred during the fiscal period ended December 31, 2005.

                    /2/ The Management Fees fluctuate based upon the average
                        daily net assets of the Total Return Fund and may be higher or lower than that shown above.

                    /3/ Other Expenses include all operating expenses of the
                        Total Return Fund except Management Fees and
                        Distribution and Service (12b-1) Fees.

                    /4/ Pursuant to an agreement with the Total Return Fund, GE
                        Asset Management Incorporated, the investment adviser of the Total Return Fund, has agreed to limit the total operating expenses charged to Total Return Fund assets attributable to the Class 1 and Class 3 shares (excluding class specific expenses such as Investor Service Plan fees and the Distribution and Service (12b-1) Fees, and excluding interest, taxes, brokerage commissions, other expenditures that are capitalized, and other extraordinary expenses not incurred in the ordinary course of the Total Return Fund's business) to 0.32% of the average daily net assets of the Total Return Fund attributable to such shares. Under the agreement, this expense limitation will continue in effect until April 30, 2009 unless extended, and can only be changed with the approval of the Total Return Fund and GE Asset Management Incorporated.

                      The expenses for the Portfolio are deducted by the Portfolio before it provides us with the daily net asset values. We then deduct the Variable Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. Management fees and other expenses for the Total Return Fund are more fully described in its prospectus. Information relating to the Portfolio was provided by the Portfolio and not independently verified by us.

EXAMPLES
                      The Examples are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract and the maximum fee for the optional rider charges, and fees and expenses for the Total Return Fund -- Class 3 shares. The expenses in the Examples would be lower if Class 1 shares of the Total Return Fund were used instead.


                      The Examples show the dollar amount of expenses that would bear directly or indirectly if you:

                         . invested $10,000 in the contract for time period
                           indicated;

                         . earned a 5% annual return on your investment;

                         . elected all available rider options; and

                         . surrendered your contract at the end of the stated
                           time period.

                      As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------

                 Costs Based on Annual Portfolio
                 Expenses                        $3,216 $3,731  $4,273   $5,853


                      The next Example uses the same assumptions as the prior Example, except that it assumes that you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------

                 Costs Based on Annual Portfolio
                 Expenses                        $2,316 $3,031  $3,773   $5,753


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5% which is not guaranteed. The above Examples assume:

                         . total Variable Account annual expenses of 1.50%
                           (deducted daily at an effective annual rate of the assets in the Variable Account);

                         . $196.80 for all the available rider options (charged
                           with the initial investment, but subtracted prior to allocation of assets to the Subaccount); and

                         . a $10.00 billing fee (charged with the initial
                           investment, but subtracted prior to allocation of assets to the Subaccount).

                      Deductions for premium taxes are not reflected, but may apply. If you did not elect all of the optional riders or if you only elected one or a combination of the optional riders, the expense figures shown above would be lower.

Synopsis

                      How does this contract work? The contract permits you to make Purchase Payments during the Accumulation Period. During this period, we invest your Purchase Payments in the Subaccount, the Immediate Installment Account, or the Guarantee Account.

                      Purchase Payments received will be allocated as follows:

                      Purchase Payment Allocation Table

         Type of Payment           When Received           Where Allocated
  ------------------------------------------------------------------------------
  Scheduled Purchase            Monthly Due Date     Subaccount
  Payment or portion thereof
  ------------------------------------------------------------------------------
  Scheduled Purchase            Before Monthly Due   Guarantee Account
  Payment or portion thereof    Date
  ------------------------------------------------------------------------------
  Scheduled Purchase            After Monthly Due    Subaccount for any past due
  Payment or portion thereof    Date                 Scheduled Installment, then
                                                     Guarantee Account for
                                                     remainder
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Immediate Installment
  that is greater than 6        Date                 Account
  Scheduled Purchase
  Payments with instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account until
  that is greater than 6        Date                 instructions received, then
  Scheduled Purchase                                 transferred to Immediate
  Payments without                                   Installment Account
  instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account
  that is equal to or less than Date
  6 Scheduled Purchase
  Payments
  ------------------------------------------------------------------------------

                      Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.

                      On the Annuity Commencement Date, we apply your Contract Value to purchase a series of Income Payments. In turn, the Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base the Income Payments on Subaccount performance, the amount of the payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Minimum Income Payment, provided all contractual requirements have been satisfied for receipt of those guaranteed payments. See "The Contract," the "Benefits at Annuity Commencement Date" and the "Guaranteed Minimum Income Payments" provisions in this prospectus.

                      Investments in the Subaccount vary with the investment performance of the Total Return Fund. Over time, we transfer Purchase Payments invested in the Guarantee Account or the Immediate Installment Account, plus any interest earned, to the Subaccount.


                      Certain features described in this prospectus may vary from your contract. Please refer to your contract for those benefits that apply specifically to you.

                      What are the Guaranteed Minimum Income Payments? The contract offers you guaranteed periodic annuity benefits that can protect against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date selected at the time of application; the Annuity Commencement Date must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirement for making Scheduled Installments by paying:

                        (1) any missed Scheduled Installment(s), including any
                            interest, due on the missed Scheduled
                            Installment(s);

                        (2) any missed monthly billing fees.

                      Both the missed Scheduled Installment(s), including any interest due on the missed Scheduled Installment(s), and any missed monthly billing fees, must be repaid within one year of the due date of the missed Scheduled Installment(s), but not later than the Annuity Commencement Date. The Annuity Commencement Date must be a date at least 10 years from the date the contract is issued.

                      In addition, you may not make more than 24 Scheduled Installments over the life of the contract outside of the grace period (the grace period is 30 days after the date each Scheduled Installment is due) and still be eligible for your Guaranteed Minimum Income Payments.

                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract (see the "Guaranteed Minimum Income Payments" section in this prospectus for additional information). If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you will lose your right to Guaranteed Minimum Income Payments.

                      What happens if the right to Guaranteed Minimum Income Payments is lost? If you do not maintain the right to Guaranteed Minimum Income Payments by meeting the contractual requirements as outlined above:

                        (1) you remain subject to the Purchase Payment
                            limitations under the contract (i.e., you may not make payments in excess of all your original Scheduled Installment amounts); and

                        (2) you will NOT have Guaranteed Minimum Income
                            Payments when you annuitize the contract.

                      What are Scheduled Installments? When we issue the contract, you establish your Annuity Commencement Date, (which must be a date at least 10 years from the date the contract is issued) and we will establish a schedule of monthly payments to the Subaccount (called Scheduled Installments) during the Accumulation Period. Once established, the amount and frequency of Scheduled Installments cannot be changed. Once the contract is issued, your Annuity Commencement Date may not be changed.

                      When you apply for a contract, you provide us with:

                         . the length of the Accumulation Period you desire.
                           The Accumulation Period must be at least 10 years;

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and

                         . one of the following items of information:

                          . the amount of the Guaranteed Minimum Income Payment
                            you want; or

                          . how much you want to pay per month and/or pay in a
                            lump sum.

                      We use this information to establish your Scheduled Installments.

                      Your Annuity Commencement Date must be at least 10 years from the date your contract is issued. However, you may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge, any access charge and a Market Value Adjustment, if applicable. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge and any applicable access charge will be assessed unless you a elect Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5. Your surrender charges and any access charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1, Optional Payment 2 (with a period certain of 10 or more years) or Optional Payment Plan 5, however, you may still be subject to a Market Value Adjustment if you have assets allocated to the Immediate Installment Account at the time of surrender. If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Home Office.

                      How do I pay the Scheduled Installments? You may pay Scheduled Installments by making:

                         . Scheduled Purchase Payments;

                         . Flexible Purchase Payments;


                         . transfers from another variable deferred annuity
                           contract issued by Genworth Life and Annuity
                           Insurance Company (formerly, GE Life and Annuity Assurance Company) (or one of its affiliated companies) under an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or


                         . a combination thereof.

                      See the "Purchase Payments" and "Appendix -- Annuity Cross Funding Program" provisions in this prospectus.

                      By paying the Scheduled Purchase Payments on time, you ensure that the Scheduled Installments are met and your right to Guaranteed Minimum Income Payments is not lost.

                      You should not purchase the contract described in this prospectus if you believe that you may not be able to make all of the Scheduled Installments.


                      May I pay my Scheduled Purchase Payments automatically? You may use electronic fund transfers to make your monthly Scheduled Purchase Payments. Prior to May 1, 2006, we charged you a $10.00 per month billing fee if you did not use electronic fund transfers for your Scheduled Purchase Payments. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived. See "The Contract" provision in this prospectus.

                      How do Flexible Purchase Payments work? Although we designed the contract as a Scheduled Purchase Payment contract, you may make Flexible Purchase Payments subject to certain conditions. The amount of each Flexible Purchase Payment must be greater than 6 Scheduled Purchase Payments and be accompanied with sufficient transfer instructions in order for us to allocate the Flexible Purchase Payment to the Immediate Installment Account. We will allocate the Flexible Purchase Payment to the Guarantee Account if we do not receive transfer instructions or we receive insufficient transfer instructions from the Owner. Any Flexible Purchase Payment received that is less than or equal to 6 times the Scheduled Purchase Payments will also be automatically allocated to the Guarantee Account.

                      Amounts invested in the Immediate Installment Account earn interest at rates we declare and guarantee at the time of purchase. Although the Immediate Installment Account is a separate account, we assume the risk of investment gain or loss on the Immediate Installment Account's assets. We transfer certain amounts (called Immediate Installments) from the Immediate Installment Account to the Subaccount on a monthly basis to make your Scheduled Installment or supplement your Scheduled Purchase Payments in accordance with your instructions. The amount transferred from the Immediate Installment Account to the Subaccount will never exceed the amount of your Scheduled Installment minus the amount of your Scheduled Purchase Payment. We will return to you any amount in excess of what is needed to make all Scheduled Installments. The excess amount will be returned to you within 7 days of our receipt.

                      Whether a transfer from the Immediate Installment Account makes your Scheduled Installment or supplements your Scheduled Purchase Payment is dependent upon the amount in the Immediate Installment Account and your transfer instructions at the time the Flexible Purchase Payment is received. We determine the amount of the Immediate Installment we transfer each month to the Subaccount on the date the Flexible Purchase Payment is received accompanied with complete transfer instructions. This amount depends on:

                         . the amount of your Flexible Purchase Payment;

                         . the rate of interest that we credit to the Flexible
                           Purchase Payment; and

                         . the number of installments you choose.

                      Transfer instructions must include direction as to:

                        (1) whether the Flexible Purchase Payment is to be used
                            to fully pay some or all of your Scheduled
                            Installments; or

                        (2) whether the Flexible Purchase Payment is to be used
                            to lower the amount of some or all of your Scheduled Purchase Payments.

                      Is the contract available as a Qualified Contract or a Non-Qualified Contract? We designed the contract for use in connection with certain types of retirement plans that receive favorable treatment under the Code ("Qualified Contracts"). Qualified retirement plans provide their own tax deferral benefit, so there should be another reason for you to purchase the contract, aside from tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan. This contract is also available in connection with retirement plans that do not qualify for such favorable treatment under the Code. Such contracts are referred to throughout this prospectus as "Non-Qualified Contracts." The information regarding the tax treatment of the contracts generally applies to Non-Qualified Contracts. Different rules and regulations may apply to contracts issued as Qualified Contracts. Please consult a qualified tax adviser for additional information.

                      What surrender and access charges are associated with the contract? If you surrender your contract or take partial withdrawals before your Annuity Commencement Date, we may assess a surrender and/or access charge.

                     . For amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account, we will assess a surrender charge. We will determine this charge by assuming that the amount being withdrawn on the date of the partial withdrawal or surrender comes entirely from Scheduled Installments made to date and not previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation). Depending upon the Contract Year of your surrender or partial withdrawal, the surrender charge will be anywhere from 9% to 1% of the lesser of:

                        (1) Scheduled Installments made to date and not
                            previously withdrawn (withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                     . For amounts partially withdrawn or surrendered from the Immediate Installment Account, we will assess an access charge. This charge will be anywhere from 6% to 1% of the Immediate Installment Account Value withdrawn depending on the duration of the remaining Immediate Installments. In addition, we will apply a Market Value Adjustment to determine the Immediate Installment Account Value and the amount available for a partial withdrawal or surrender from the Immediate Installment Account.

                      We may waive the surrender and/or access charges if you apply your Contract Value upon surrender to certain available Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

                      Are there any other charges? We assess a daily charge, equal to an effective annual rate of 1.50%, against the average daily net assets of the Subaccount. This charge consists of a 0.15% administrative expense charge and a 1.35% mortality and expense risk charge.


                      Prior to May 1, 2006, we assessed a $10.00 monthly billing fee for all direct billed Scheduled Purchase Payments. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived.


                      If state premium taxes are assessed, we will deduct any state assessed premium taxes either:

                         . at the time your contract incurs such taxes;

                         . at surrender or distribution of the contract; or

                         . at any other time we choose.

                      Premium taxes may be taken from Purchase Payments or from proceeds at surrender, at the time of a partial withdrawal, annuitization, or death, as applicable. State premium taxes are based on the residence of the Owner at the time the tax is assessed. See the "Charges and Other Deductions" provision in this prospectus.


                      The Total Return Fund also has certain expenses. These include management fees and other expenses associated with its daily operations. See the "Fee Tables" provision in this prospectus. In addition, these expenses are more fully described in the prospectus for the Total Return Fund.


                      There are various charges assessed for rider options. The maximum charge for each Optional Rider is listed in the "Fee Tables" provision in this prospectus. For additional information, see the "Optional Riders" provision in the section entitled "The Contract" in this prospectus.

                      For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contract" provision in this prospectus.

                      How do you calculate my monthly Income Payments? We will pay you a monthly income for life with a guaranteed minimum period beginning on the Annuity Commencement Date, provided the Annuitant is still living. The amount of your Income Payments depends on:

                         . your Contract Value;

                         . whether you are receiving Guaranteed Minimum Income
                           Payments;

                         . the age and gender of the Annuitant(s); and

                         . the specific payment plan you choose.

                      See the "Benefits at Annuity Commencement Date" provision in this prospectus.


                      What happens if an Owner dies before the Annuity Commencement Date? If any Owner dies before the Annuity Commencement Date while the contract is in force, the Joint Owner, if any, becomes the sole Owner of the contract. If there is no Joint Owner, the Designated Beneficiary becomes the sole Owner of the contract. Certain distribution rules imposed by Federal tax law also will apply. However, spouses who are Designated Beneficiaries and not Joint Annuitants are not permitted spousal continuation under the contract. Under such circumstances, the distribution rules for non-spousal beneficiaries will apply. We may pay a Death Benefit to the Designated Beneficiary. See "The Death Benefit" provision in this prospectus.


                      May I surrender the contract or take a partial withdrawal? You may surrender the contract for its Surrender Value at any time before the Annuity Commencement Date. In addition, you may take partial withdrawals of at least $100 from Contract Value. If you surrender the contract or take a partial withdrawal, we may assess a surrender and/or access charge. Partial withdrawals will be made first from the Guarantee Account, then the Immediate Installment Account, and finally, the Subaccount, unless you request otherwise.

                      You may also surrender your contract on the Annuity Commencement Date for the Contract Value as of that Valuation Day, but without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon the Annuity Commencement Date if you elect to receive a lump sum payment. You may be subject to income tax, and a 10% IRS penalty tax if you are younger than age 59 1/2 at the time of the partial withdrawal or surrender. A surrender or a partial withdrawal may also be subject to income tax withholding. In addition, taking a lump sum payment in lieu of Income Payments may have adverse tax consequences. See the "Federal Tax Matters" provision in this prospectus.

                      You must repay the amount of each partial withdrawal from the Subaccount (including any interest on the amount received at an effective annual rate of 6%), within one year of the partial withdrawal, but no later than the Annuity Commencement Date to retain your eligibility to receive Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule. Interest will be assessed from the date of the partial withdrawal to the date we receive full repayment.

                      If you repay the amount of each partial withdrawal received from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge we assessed when you made the partial withdrawal. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the Valuation Day your repayment of the partial withdrawal is received. If your repayment of the partial withdrawal is received on a day when the New York Stock Exchange is not open or the Portfolio is not valuing its shares, we will allocate your repayment to the Subaccount on the next Valuation Day. Because of this reimbursement, all subsequent amounts distributed from the Subaccount will be subject to a surrender charge.

                       For example:


                       Assume you have made Scheduled Installments of $18,000 during the first Contract Year and your Contract Value is $20,000 (all of which is allocated to the Subaccount) and you then request to take a partial withdrawal of $10,000 on May 1, 2007.

                       You will receive $9,100 assuming no premium taxes or income taxes are withheld. A surrender charge of $900 ($10,000 x 9%) will be withheld by us. To reinstate your Guaranteed Minimum Income Payment, you must pay to us $9,100 plus interest at a rate of 6% before May 1, 2008 (in addition to paying your regularly Scheduled Installments).

                       On August 1, 2007 you repay $5,000 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $5,000 plus $494.51 ($900 x $5,000/$9100). Then on December 1, 2007 you repay the remaining $4,100 plus interest of the $9,100 received in May. We will then allocate to the Subaccount your $4,100 plus $405.49 ($900 x $4100/$9100).

                      Partial withdrawals from the Immediate Installment
                      Account or Guarantee Account do not have to be repaid to receive your Guaranteed Minimum Income Payment, but you may have to increase the amount of your Scheduled
                      Purchase Payments since amounts withdrawn from those accounts will not be available for Scheduled Installments.

                      In addition, partial withdrawals may reduce your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      For more information on surrenders and partial withdrawals, see the "Surrenders and Partial Withdrawals" provision in this prospectus.

                      Do I have a return privilege? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus within a certain number of days (usually 15 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your contract with your written request to cancel. Upon receipt of such information, we will send you a refund equal to your Contract Value, plus or minus any applicable Market Value Adjustment, plus any deductions we have made from your Purchase Payments before their allocation to the contract. Alternatively, if required by the laws of your state, we will refund your Purchase Payments (less any partial withdrawals previously taken). See the "Additional Information -- Return Privilege" and the "Appendix -- Annuity Cross Funding Program" provisions in this prospectus.

                      Are there optional benefits available under the contract? Optional benefits are available by purchasing one or more of the following riders with the contract. Not all of the rider options listed below may be available in all states. In addition, the riders are not available to fully funded contracts or to contracts issued through an Annuity Cross Funding Program. The riders are:

                         . the Disability Benefit Rider Option;

                         . the Joint Annuitant Life Benefit Rider Option; and

                         . the Unemployment Benefit Rider Option.

                      See "The Contract" and the "Appendix -- Annuity Cross Funding Program" provisions in this prospectus for additional information.


                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender or a partial withdrawal, or a payment of a death benefit, will generally result in taxable income if there has been an increase in Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information


                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Variable Account charges. The Accumulation Unit value information for Accumulation Units outstanding for the period shown are as follows:



                                                                         Number of
                                       Accumulation      Accumulation  Accumulation
                                      Unit Values at    Unit Values at   Units at
Subaccount                          Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------
Total Return Fund -- Class 1 shares       $11.62            $11.86      19,687,409   2005
                                           10.90             11.62      11,448,155   2004
                                            9.20             10.90       4,540,351   2003
                                           10.00              9.20         616,931   2002
-----------------------------------------------------------------------------------------



                      The Total Return Fund -- Class 3 shares were added to the product on May 1, 2006. Therefore, no Condensed Financial Information is available.


Investment Results

                      At times, the Variable Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher.


                      Total returns assume an initial investment and include the reinvestment of all dividends and capital gains of the Total Return Fund and the deduction of Portfolio charges and expenses, the contract's mortality and expense risk charge and the administrative expense charge. Standardized total returns also reflect surrender charges and a maximum one month charge for the optional riders. Non-standardized returns do not reflect charges for the optional riders. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for further information.

Financial Statements


                      The consolidated financial statements for the Company are set forth herein. The financial statements of the Variable Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.


The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


                      For more information about us, see the provision entitled "Genworth Life and Annuity Insurance Company" in this prospectus.

The Variable Account

                      We established the Variable Account as a separate investment account on August 19, 1987. The Variable Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Variable Account to support the contract as well as for other purposes permitted by law.


                      Currently, only one Subaccount of the Variable Account is available under the contract. The Subaccount invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. For contracts issued on or after May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 3 shares. For contracts issued before May 1, 2006, the Subaccount invests in the Total Return Fund -- Class 1 shares. Other variable investment options may be available if you are participating in the Annuity Cross Funding Program. See the
                      "Appendix -- Annuity Cross Funding" provision in this prospectus.


                      The assets of the Variable Account belong to us. Nonetheless, we do not charge the assets in the Variable Account with liabilities arising out of any other business which we may conduct. The assets of the Variable Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Variable Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Variable Account are credited to or charged against the Variable Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Variable Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account by the SEC. You assume the full investment risk for all amounts you allocate to the Variable Account.


THE SUBACCOUNT
AND THE GE
INVESTMENTS
FUNDS, INC. --
TOTAL RETURN
FUND
                      The Subaccount of the Variable Account offered in the contract invests in shares of the Total Return Fund, which is registered with the SEC under the 1940 Act as an open-end management investment company. GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares and will remain the investment option for the Subaccount for contracts issued before May 1, 2006. For contracts issued on or after May 1, 2006, the Subaccount will invest in Class 3 shares, a new class of Total Return Fund shares.

                      Before investing in the contract, carefully read the prospectus for the Total Return Fund along with this prospectus. We summarize the investment objective of the Total Return Fund in the following paragraph. There is no assurance that the Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Total Return Fund.

                      The investment objective and adviser to the Total Return Fund is as follows:


Investment Objective                                                             Adviser
-----------------------------------------------------------------------------------------------------
Seeks the highest total return, composed of current income and       GE Asset Management Incorporated
capital appreciation, as is consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------


                      We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return Fund at net asset value to pay Death Benefits, surrender proceeds, and partial withdrawals, to make Income Payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to Owners as additional units, but instead reflect them in unit values.

                      Shares of the Total Return Fund are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When the Total Return Fund sells its shares both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When the Total Return Fund sells its shares to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      The Total Return Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in the Total Return Fund could conflict. The Board of Directors of the Total Return Fund will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the Total Return Fund for additional information.

                      Prior to May 1, 2006, we had in place an agreement with GE Asset Management Incorporated ("GEAM") under which GEAM paid us fees for performing administrative and other services relating to the Total Return Fund. The fees paid under that agreement were in amounts equal to a maximum of 0.35% of the average daily net assets of the Variable Account invested in the Total Return Fund on an annual basis. Effective May 1, 2006, we entered into a new Administrative Services Agreement with GEAM pursuant to which GEAM will compensate us for providing services in the nature of "personal services and/or maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2839(b)(9) and certain other administrative services delineated therein. GEAM compensates us in amounts equal to 0.05% of the average daily net assets of the Variable Account invested in the Total Return Fund on an annual basis. Payments of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from GEAM out of its own resources.

                      With regard to Class 1 shares of the Total Return Fund, GE Investments Funds, Inc. has adopted an Investor Services Plan (the "Services Plan") pursuant to which the Total Return Fund may compensate us for performing certain investor services specified therein necessary to administer the contracts (including account maintenance, record-keeping, and other services) and to facilitate GE Investments Funds, Inc.'s provision of services to investors in Class 1 shares of the Total Return Fund. Pursuant to an Investor Services Agreement related to the Services Plan, GE Investments Funds, Inc. pays us for such services at an annual rate not to exceed 0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares. The Services Plan and the Investor Services Agreement are effective May 1, 2006 and, therefore, no amounts were paid under the Services Plan during 2005.

                      With regard to Class 3 shares of the Total Return Fund, pursuant to Rule 12b-1 under the 1940 Act, the board of directors of GE Investments Funds, Inc. adopted an Investor Services and Distribution Plan (the "Distribution Plan") pursuant to which the Total Return Fund may compensate Capital Brokerage Corporation for performing certain services and incurring certain expenses in promoting and distributing Class 3 shares of the Fund. Pursuant to a distribution agreement between the GE Investment Funds, Inc. and its principal underwriter and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund pays Capital Brokerage Corporation for such services at a maximum annual rate of 0.30% of the average daily net assets of the Total Return Fund attributable to Class 3 shares. The Distribution Plan and the related agreements are effective May 1, 2006. Because Class 3 shares of the Total Return Fund were not available as the investment option under the contracts until May 1, 2006, no amounts were paid under the Distribution Plan during 2005.

VOTING RIGHTS
                      As required by law, we will vote shares of the Total Return Fund held in the Variable Account at special shareholder meetings based on instructions from you. The voting will be done in accordance with your instructions if you have Subaccount value or are receiving variable Income Payments. However, if the law changes and we are allowed to vote in our own right, we may elect to do so.

                      Before Income Payments begin, we will determine the number of votes which an Owner has the right to cast by dividing the value in the Subaccount by the net asset value of the Total Return Fund. In determining the number of votes, we will recognize fractional shares. On or after Income Payments begin, an Owner's voting interest, if any, is determined by dividing the dollar value of the liability for future variable Income Payments to be paid from the Subaccount by the net asset value of the Total Return Fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

                      We will vote shares of the Total Return Fund for which no timely instructions are received in the same proportion as those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

                      Whenever the Total Return Fund calls a shareholder meeting, Owners with voting interests in the Total Return Fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the of Total Return Fund.



CHANGES TO THE
VARIABLE
ACCOUNT AND
THE
SUBACCOUNT
                      We reserve the right, within the law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return Fund should no longer be available, or if investment in the Total Return Fund should become inappropriate for the purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the Total Return Fund and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the current investment option, however, we reserve our right to do so should the current investment option become inappropriate to maintain the guarantees under the contract. We will only substitute the current investment with an equity based investment option should we exercise our right to substitute the current investment option in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

                      We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of GE Investments Funds, Inc., or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.


                      If permitted by law, we may create new variable accounts; deregister the Variable Account under the 1940 Act in the event such registration is no longer required; manage the Variable Account under the direction of a committee; or combine the Variable Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Variable Account to another separate account.


SCHEDULED
INSTALLMENTS TO
THE SUBACCOUNT --
POLICIES AND
PROCEDURES
                      We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it only has one Subaccount investing in one Portfolio and transfers to that Subaccount may only be made at a prescribed period for a prescribed amount.

                      In order to receive your Guaranteed Minimum Income Payments, you must make all required Scheduled Installments to the Subaccount. Scheduled Installments may only be made on the Monthly Due Date and only in an amount predetermined at the time the contract is issued. You may not transfer assets from the Subaccount to the Immediate Installment Account or the Guarantee Account. See "The Contract -- Purchase Payments" provision in this prospectus for more information.


                      The Total Return Fund may refuse Purchase Payments for any reason. In such case, if we cannot make the purchase request on the date of your Scheduled Installment, your Scheduled Installment will be made on the next Valuation Day.

The Guarantee Account and
The Immediate Installment Account

THE GUARANTEE
ACCOUNT
                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to the Variable Account and our other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets in the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in our Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures, or lack thereof, relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

                      We allocate Scheduled Purchase Payments received in advance of the Monthly Due Date to the Guarantee Account. We then will transfer the required amount to fund the Scheduled Installment to the Subaccount as of the Monthly Due Date.

                      We allocate any Flexible Purchase Payment received that is equal to or less than 6 times the amount of the Scheduled Purchase Payment to the Guarantee Account. We also allocate Flexible Purchase Payments that we receive with insufficient transfer instructions to the Guarantee Account. Insufficient transfer instructions include when you do not tell us whether you want your Flexible Purchase Payment to:

                        (i) lower the amount of the Scheduled Purchase Payment
                            you must make each month; or

                       (ii) completely prepay a certain number or all of your
                            remaining Scheduled Installments.

                      The Flexible Purchase Payment will remain in the Guarantee Account and earn interest until we receive your instructions concerning the method of transfer. Once we have these instructions, we will establish a schedule of Immediate Installments and transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account. See "The Contract" provision in this prospectus.

                      We determine the interest rates credited to assets in the Guarantee Account at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as Purchase Payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in the future, however, the interest rates credited will be at least the guaranteed interest rate shown in your contract.

THE IMMEDIATE
INSTALLMENT
ACCOUNT
                      Due to certain exclusionary provisions of the federal securities laws, we have not registered the Immediate Installment Account as an investment company under the 1940 Act. Accordingly, the Immediate Installment Account is not generally subject to regulation under the 1940 Act. However, we have registered interests in the Immediate Installment Account under the 1933 Act, and disclosures relating to the interests in the Immediate Installment Account are subject to the provisions of that Act.

                      The Immediate Installment Account is a non-unitized separate account that we have established for the payment of future Immediate Installments. Provided we have sufficient direction from you to do so, we commit to make all future Immediate Installments at the time we accept your Flexible Purchase Payment and place that Flexible Purchase Payment into the Immediate Installment Account. The assets of the Immediate Installment Account equal, at the least, the reserves and other contract liabilities supported by the Immediate Installment Account. Like the Variable Account, but unlike the Guarantee Account, we do not charge the assets in the Immediate Installment Account with liabilities arising out of any other business which we may conduct. The assets of the Immediate Installment Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Immediate Installment Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Immediate Installment Account are credited to or charged against the Immediate Installment Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      For each Flexible Purchase Payment allocated to the Immediate Installment Account, we calculate a level monthly interest rate. The level monthly interest rate is the single rate at which the present value of the Immediate Installments generated equals the Flexible Purchase Payment less any premium tax. The level monthly interest rate will be different for each Flexible Purchase Payment made.

                      We have no specific formula for determining the level monthly interest rate. Our determination may be influenced by, but not necessarily correspond to, interest rates available on fixed income investments that we may acquire with the amounts we receive as Flexible Purchase Payments under the contract. We will invest these amounts primarily in investment-grade fixed income securities including, but not limited to:

                         . securities issued by the U.S. Government or its
                           agencies or instrumentalities -- such securities may or may not be guaranteed by the U.S. Government;

                         . debt securities that have an investment grade, at
                           the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service;

                         . mortgage-backed securities collateralized by real
                           estate mortgage loans, or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; and

                         . other debt instruments, commercial paper, cash or
                           cash equivalents.

                      You will have no direct or indirect interest in these investments, and you do not share in the investment performance of the assets of the Immediate Installment Account. We also will consider other factors in determining the interest we credit on amounts allocated to the Immediate Installment Account including:

                         . regulatory and tax requirements;

                         . sales commissions;

                         . administrative expenses borne by us;

                         . general economic trends; and

                         . competitive factors.

                      Our management will make the final determination on the interest we credit. We cannot predict or guarantee the level of future interest rates. However, once an interest rate has been declared and your payment is invested in the Immediate Installment Account, that interest rate is guaranteed until the entire amount of that Flexible Purchase Payment has been transferred to the Subaccount through Immediate Installments or withdrawn from the Immediate Installment Account. You may call us at any time to obtain the current rate of interest applied to Flexible Purchase Payments allocated to the Immediate Installment Account. The rate of interest a Flexible Purchase Payment receives will be disclosed on your confirmation statement.

                      A Market Value Adjustment can increase or decrease the amounts surrendered from the Immediate Installment Account depending on current interest rate fluctuations. A Market Value Adjustment is not taken for amounts transferred from the Immediate Installment Account to the Subaccount for purposes of making a Scheduled Installment. When current interest rates are higher than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would reduce the value of the amount distributed. When current interest rates are lower than the interest rate declared for your Flexible Purchase Payment(s), a Market Value Adjustment would increase the value of the amount distributed. Consequently, the Immediate Installment Account Value will vary based on changes in interest rates since the date of your Flexible Purchase Payment, transfers of Immediate Installments and any partial withdrawals from the Immediate Installment Account. See the "Charges and Other Deductions" provision in this prospectus. We do not guarantee the Immediate Installment Account Value.

The Contract

                      The contract is a scheduled purchase payment variable deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects what applies to you.

PURCHASING A
CONTRACT
                      You may purchase a contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers will prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contract" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial Purchase Payment, which can be either a Scheduled Purchase Payment, a Flexible Purchase Payment or both, no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five business days. If the application cannot be completed within those five days, we will inform you of the reasons, and will return your initial Purchase Payment immediately (unless you specifically authorize us to keep the Purchase Payment until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two business days. Scheduled Purchase Payments will be applied to the Subaccount. Flexible Purchase Payments received with the application will be applied to the Immediate Installment Account or Guarantee Account. See the "Purchase Payment" provision in this prospectus. The date we apply the initial Purchase Payment becomes the Contract Date. We will apply any additional Purchase Payments received after the Contract Date on the Valuation Day on which they are received.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts. The person(s) designated as the Annuitant(s) must be younger than age 71.


                      We may sell the contract as Non-Qualified, as well as for use with certain qualified retirement plans. Please be aware that if you are purchasing the contract for use with a qualified retirement plan, the contract includes features such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. If you are purchasing this contract as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits, or other benefits not related to tax deferral. Please consult a tax adviser to determine whether this contract is an appropriate investment for the qualified retirement plan.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract or life insurance policy to make Scheduled or Flexible Purchase Payments. Before making an exchange to acquire this contract, you should carefully compare this product to your current contract or policy. You may have to pay a surrender charge under your current contract or policy to exchange it for this contract, and this contract has its own surrender charges (as well as access charges) which would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange your current contract or policy for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
                      As Owner(s), you have all the rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

                      Two persons may apply for a contract as Joint Owners. Joint Owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint Owners also have the right of survivorship. This means if a Joint Owner dies, his or her interest in the contract passes to the surviving Owner. You must have our approval to add a Joint Owner after we issue the contract. Joint Owners added after the Contract Date must be spouses. We may require additional information, such as a copy of your marriage certificate, if Joint Ownership is requested after the Contract Date. During the Annuitant(s)'s life, you can change any non-natural Owner to another non-natural Owner.

                      Except for non-natural Owners, an Owner must be an Annuitant. Therefore, if two natural persons are Joint Owners, they must be Joint Annuitants, unless the contract is issued as an IRA. If the contract is issued as an IRA, there may only be one Owner, but there may be Joint Annuitants provided one of the Joint Annuitants is also the Owner. You cannot change the Annuitant(s) without our consent. If any Owner is not a natural person, a Joint Annuitant cannot be added or removed after the contract is issued.

                      If you purchased this contract with a flexible purchase payment variable deferred annuity contract issued by the Company ("Funding Annuity") pursuant to an Annuity Cross Funding Program, the Owner and Joint Owner (if applicable), Annuitant and Joint

                      Annuitant (if applicable) of this contract, must be the same as the Owner or Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. See the "Appendix -- Annuity Cross Funding Program" provision.

ASSIGNMENT
                      An Owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract as collateral security for a loan. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the Owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% loss of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Federal Tax Matters" provision of this prospectus.

GUARANTEED
MINIMUM
INCOME
PAYMENTS
                      The contract offers you guaranteed periodic annuity benefits that can protect your investment against the adverse results of poor Subaccount performance. If you make all Scheduled Installments on time and pay back the amount of any partial withdrawal received from the Subaccount with interest within one year of the partial withdrawal (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), then we guarantee that no matter how the Subaccount performs, each monthly Income Payment you receive will never be less than the amount of the Guaranteed Minimum Income Payment.

                      Should you miss a Scheduled Installment, you may still meet the requirements for making Scheduled Installments:

                        (1) if you pay any missed Scheduled Installment(s) and
                            any missed monthly billing fee(s), with interest, within one year of the due date of the missed Scheduled Installment (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued); and

                        (2) you make no more than 24 Scheduled Installments
                            over the life of the contract outside of the grace period (within 30 days after the date each Scheduled Installment is due).

                      Should you fail to meet the conditions listed above, you may still be entitled to reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule under the contract. See the "Guaranteed Minimum Income Payments" provision later in this prospectus for additional information. If you do not meet the conditions listed above, and you are not entitled to reduced Guaranteed Minimum Income Payments under the contract, you can still receive Income Payments on the Annuity Commencement Date, but you will lose your right to the guaranteed minimum.

PURCHASE
PAYMENTS
                      General. Purchase Payments can be Scheduled Purchase Payments or Flexible Purchase Payments. How we allocate these payments depends on your instructions, when we receive the payment and the amount of the payment received. See the "Purchase Payment Allocation Table" in the "Synopsis" section provision of this prospectus.

                      Purchase Payments received will be allocated as follows:

                        (1) Any Scheduled Purchase Payment made on or after the
                            Monthly Due Date for purposes of satisfying a Scheduled Installment will be allocated to the Subaccount;

                        (2) Any Scheduled Purchase Payment made for purposes of
                            satisfying a Scheduled Installment, but received prior to that installment's Monthly Due Date will be allocated to the Guarantee Account until the Monthly Due Date. On the Monthly Due Date, that Purchase Payment will be transferred to the Subaccount;

                        (3) Any Flexible Purchase Payment received that is
                            greater than 6 times the amount of the Scheduled Purchase Payment and accompanied with complete transfer instructions will be allocated to the Immediate Installment Account. If no transfer instructions are received, the payment will be allocated to the

                            Guarantee Account. Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days;

                        (4) Any Flexible Purchase Payment received that is
                            equal to or less than 6 times the amount of the Scheduled Installment will be allocated to the Guarantee Account.

                      If we receive a Flexible Purchase Payment that is in an amount greater than 6 times the amount of the Scheduled Purchase Payment with complete instructions as to how you want the payment transferred to the Subaccount, we will invest your Flexible Purchase Payment in the Immediate Installment Account. Otherwise, we will invest your Flexible Purchase Payment in the Guarantee Account. Once we receive sufficient transfer instructions, as outlined below, we will transfer your Flexible Purchase Payment from the Guarantee Account to the Immediate Installment Account.

                      Transfer instructions must include direction as to:

                        (1) whether the Flexible Purchase Payment is to be used
                            to fully pay some or all of your Scheduled
                            Installments; or

                        (2) whether the Flexible Purchase Payment is to be used
                            to lower the amount of some or all of your Scheduled Purchase Payments.

                      Flexible Purchase Payments received that are equal to or less than 6 times the amount of the Scheduled Purchase Payment will be invested in the Guarantee Account and cannot be transferred to the Immediate Installment Account. Assets in the Guarantee Account, however, can be used to make Scheduled Installments.

                      Transfers or payments to the Subaccount cannot be greater than the Scheduled Installment amount. Scheduled Installments can be made by:

                        (1) Scheduled Purchase Payments;

                        (2) Immediate Installments from the Immediate
                            Installment Account;

                        (3) transfers from the Guarantee Account;


                        (4) transfers from another flexible purchase payment
                            variable deferred annuity contract issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) or one of its affiliated companies pursuant to an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or

                        (5) a combination of any of the above.

                      The total Purchase Payments for all contracts issued to any one Owner and/or Annuitant cannot exceed $2,000,000 without prior approval from the Company.

                      Establishing Scheduled Installments. We determine your right to receive the Guaranteed Minimum Income Payments, in part, by the timely payment of the Scheduled Installments. Scheduled Installments are the monthly investments that you must make to the Subaccount during the Accumulation Period of your contract. You may make Scheduled Installments through a combination of Scheduled Purchase Payments and Flexible Purchase Payments.

                      We establish the amount and number of your Scheduled Installments when we issue your contract. Once established, the number and amount of the monthly Scheduled Installments cannot be changed. The amount and number of monthly Scheduled Installments depends in part on the amount of Guaranteed Minimum Income Payments and the Annuity Commencement Date you request at the time of application.

                      Guaranteed Minimum Income Payments and Amount of Scheduled Installments. The Guaranteed Minimum Income Payment is the minimum monthly Income Payment we promise to pay beginning on the Annuity Commencement Date (the Annuity Commencement Date must be selected at the time of application and must be a date at least 10 years from the date the contract is issued) and continuing for the lifetime of the Annuitant(s) (or, if such Annuitant(s) dies before the end of a certain stated number of years, for that number of years) provided you have met the conditions necessary to receive the payments.

                      In the event that an Owner marries after we issue the contract, upon our approval, he or she may add their spouse as a Joint Owner and/or Joint Annuitant before the Annuity Commencement Date. If we approve the change, the amount and duration of your Scheduled Installments will not change; however, we will reduce the amount of your Guaranteed Minimum Income Payments because we expect to make such payments for a longer period of time (i.e., until the death of the last surviving spouse). The Guaranteed Minimum Income Payments will be reduced as if the spousal Joint Owner was added to the contract on the Contract Date. In addition, if you purchased this contract pursuant to an Annuity Cross Funding Program, the Owner, Joint Owner (if applicable), Annuitant, and Joint Annuitant (if applicable) of this contract, must be the same as the Owner, Joint Owner (if applicable), Annuitant and Joint Annuitant (if applicable) of the Funding Annuity. See the "Appendix -- Annuity Cross Funding" provision of this prospectus.

                      When you apply for a contract, your application must provide us with:

                         . the Annuity Commencement Date (which may not be
                           changed after the contract is issued);

                         . the age (and for Non-Qualified Contracts, the
                           gender) of the Annuitant(s);

                         . the Accumulation Period (the Accumulation Period
                           must be at least 10 years);

                         . the minimum number of years (between 10 and 50, in
                           five year increments) for which you would like Income Payments to be made; and

                         . one of the following items of information:

                         -- the amount of the Guaranteed Minimum Income Payment
                            you want; or

                          -- how much you want to pay in Scheduled Purchase
                             Payments and/or Flexible Purchase Payments.

                      With either item of information, we can determine the other item.

                      You may not change your Annuity Commencement Date after your contract is issued. Your Annuity Commencement Date must be at least 10 years from the date the contract is issued.

                      When we compute the amount of your Guaranteed Minimum Income Payments that your Scheduled Installments purchase, we consider a number of factors, including:

                         . expected mortality;

                         . persistency;

                         . length of Accumulation Period;

                         . length of certain period;

                         . expected investment performance; and

                         . length of maintenance, acquisition and distribution
                           expenses.

                      Most of these factors may vary from one Owner and/or one market to another. Of the factors listed, the ones most likely to vary by market are: expected mortality, expected persistency, as well as acquisition and distribution expenses.

                      Mortality is dependent on many things, including age, gender, occupation, smoking status, socio-economic status, marital status, place of residence, etc. Age and gender are expressly reflected in the calculation of the Guaranteed Minimum Income Payment.

                      Persistency is also (or can be) impacted by age, occupation, socio-economic status, marital status, whether a Flexible Purchase Payment has been made, etc. Persistency is not directly used in the calculation of the Guaranteed Minimum Income Payment but is an important consideration in the pricing process that determines the level of Guaranteed Minimum Income Payment we can offer.

                      Acquisition and distribution expenses vary by the market in which the contract is sold, e.g. a group sale generally has lower distribution costs per dollar of Purchase Payment than an equivalent number of individual sales. Distribution expenses are not directly reflected in the calculation of the Guaranteed Minimum Income Payment but are an important consideration in the pricing process.

                      We will not necessarily reflect any or all of these factors in determining the Guaranteed Minimum Income Payment formula for a given market. We reserve the right to recognize the impact of these differences should we sell into markets where one or more of the factors is present.

                      Once your contract is issued and your Guaranteed Minimum Income Payments determined, the amount and number of Scheduled Installments determined necessary to obtain your Guaranteed Minimum Income Payments will not change.

                      See the "Guaranteed Minimum Income Payments" section of this prospectus.


                      Making Scheduled Installments. You must make Scheduled Installments on the Monthly Due Date. For contracts issued on or after May 1, 2006, the minimum monthly Scheduled Installment is $250. For contracts issued prior to May 1, 2006, the minimum monthly Scheduled Installment is $100. You may make Scheduled Installments to the Subaccount in one of the following ways:


                        (1) by transferring assets from the Guarantee Account;

                        (2) by transferring assets from the Immediate
                            Installment Account;

                        (3) by making Scheduled Purchase Payments when due;


                        (4) by transferring assets from another flexible
                            purchase payment variable deferred annuity contract issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) or one of its affiliated companies pursuant to an approved Annuity Cross Funding Program (not available for contracts issued on or after August 17, 2004); or

                        (5) by any combination of the above.

                      The amount of your Scheduled Purchase Payments will vary based on whether an Immediate Installment is being transferred to the Subaccount. For any month, an Immediate Installment will decrease or eliminate the amount of a Scheduled Purchase Payment that would have been required had there not been an Immediate Installment.

                      We allocate a Scheduled Purchase Payment received before its Monthly Due Date to the Guarantee Account. We will transfer that early payment from the Guarantee Account to the Subaccount on the Monthly Due Date. In the event that we do not receive your Scheduled Purchase Payment on or before its Monthly Due Date, we will use any Guarantee Account Value to make up the missed Scheduled Purchase Payment. If the Guarantee Account Value is insufficient for this purpose and the 30-day grace period has expired, then that Scheduled Installment is considered missed.


                      Transfers cannot be made to the Subaccount investing in the Total Return Fund at any time other than on the Monthly Due Date. Therefore, this product due to its design and one available Subaccount will not permit frequent transfers among investment options.


GRACE PERIOD
                      The contract permits a 30-day grace period for the payment of each Scheduled Installment. This grace period begins the day after the Monthly Due Date for the Scheduled Installment. If the Scheduled Installment remains in default past the end of the grace period an interest rate at an effective annual rate of 6% will be charged to all outstanding amounts. If the Scheduled Installment(s) remains in default past 12 months from the original due date, you will lose the right to Guaranteed Minimum Income Payments, unless you meet the requirements for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule.

REINSTATEMENT
                      We will notify you of any delinquent payments on subsequent billing notices. In addition, if more than 9 months have passed from the date of the missed Scheduled Installment, we will send you a written notice once per month, up to the 12th month, that you are in danger of forfeiting your right to the Guaranteed Minimum Income Payments. You may reinstate your right to the Guaranteed Minimum Income Payment by paying the missed Scheduled Installment(s), or the missing portion thereof, within the earlier of:

                        (1) one year of its Monthly Due Date; or

                        (2) the Annuity Commencement Date.

                      You also must pay us the missed Scheduled Installment(s), as well as interest at an annual rate of 6%. Interest accrues from the date of the end of the grace period for the missed Scheduled Installment(s) (or portion thereof) until the date of the next Monthly Due Date following the receipt of the payment. In addition, you must repay any missed monthly billing fees. We will notify you of the exact amount you owe.

                      We allocate Purchase Payments for the missed portion of the Scheduled Installments to the Subaccount as of the Valuation Day that we receive them.

                      We apply Purchase Payments representing less than the full amount owed in connection with a missed Scheduled Installment in the following order:

                        (1) to the missed portion of the Scheduled Installment;

                        (2) amounts due for any riders;

                        (3) any missed monthly billing fee(s); and then

                        (4) interest on any missed Scheduled Installment(s).

                      If more than one Scheduled Installment is missed, we apply any Purchase Payment you make to pay the most recently missed Scheduled Installment (or portion thereof). We will reinstate your right to receive full Guaranteed Minimum Income Payments only after you have paid us all of your missed Scheduled Installments, all monthly billing fees, and any interest you owe on the foregoing. To retain your right to full Guaranteed Minimum Income Payments, you may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. If you fail to pay any Scheduled Installment, with any interest that is charged on it within one year from its Monthly Due Date (but not later than the Annuity Commencement Date which must be a date at least 10 years from the date the contract is issued), and any missed monthly billing fees, you forfeit your right to receive the Guaranteed Minimum Income Payments and you cannot reinstate it, (but may still be eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract). See the "Guaranteed Minimum Income Payments" section of this prospectus.

SCHEDULED
PURCHASE
PAYMENTS
                      When we issue a contract, and whenever we allocate a Flexible Purchase Payment to the Immediate Installment Account, we will send you a new contract data page which includes your revised schedule of Scheduled Purchase Payments. Thus, month-by-month, Scheduled Purchase Payments always equal the difference between Scheduled

                      Installments and Immediate Installments. The minimum Scheduled Purchase Payment is $25.00.


                      You may make Scheduled Purchase Payments through automatic transfers from your bank account (i.e., electronic fund transfers). Doing this helps ensure that you will make your Scheduled Purchase Payments on the Monthly Due Date. Prior to May 1, 2006, we charged a $10.00 per month billing fee for sending you monthly "bills" and manually processing payments if you did not use electronic fund transfers for your Scheduled Purchase Payments. This $10.00 fee was in addition to any required Scheduled Purchase Payment. The $10.00 fee was taken prior to the allocation of your Scheduled Purchase Payment to the Subaccount. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived.


FLEXIBLE
PURCHASE
PAYMENTS AND
IMMEDIATE
INSTALLMENTS
                      You also may make your Scheduled Installments through Flexible Purchase Payments. Flexible Purchase Payments received on or before the Contract Date will be allocated to the Immediate Installment Account. For Flexible Purchase Payments received after the Contract Date in amounts greater than 6 Scheduled Purchase Payments (computed as of the date that we receive the Flexible Purchase Payment), we will allocate such payments to the Immediate Installment Account, provided we have sufficient transfer instructions as outlined in the "Purchase Payment" provision in this prospectus. We will allocate Flexible Purchase Payments received after the Contract Date to the Guarantee Account for Flexible Purchase Payments that are equal to or less than 6 times the Scheduled Purchase Payments, or for those Flexible Purchase Payments that are greater than 6 times the Scheduled Purchase Payments, but not accompanied by sufficient transfer instructions.

                      We use Flexible Purchase Payments allocated to the Immediate Installment Account to "fund" or generate a series of monthly Immediate Installments that we transfer to the Subaccount on each Monthly Due Date to "pay" all or part of the Scheduled Installments. See the "Purchase Payment Allocation Table" later in this provision. Immediate Installments have the effect of reducing or eliminating the required Scheduled Purchase Payments for all or part of the Accumulation Period, depending on the method you select for the installments. Each Flexible Purchase Payment supports a separate series of Immediate Installments, with each series having a starting date and an ending date. The starting date is generally the Monthly Due Date following the allocation of the payment to the Immediate Installment Account and the ending date depends on the Immediate Installment method you select. However, if you elect one of our optional riders, Flexible Purchase Payments must end on the earlier of the Annuity Commencement Date or age 65 of the covered Annuitant.

                      For each series of Immediate Installments, each monthly installment must be the same amount. For any Flexible Purchase Payment, the fewer the number of Immediate Installments, the larger such Installments can be. Conversely, the smaller each Immediate Installment, the greater the number of installments that the Flexible Purchase Payment can support. Since Immediate Installments may be transferred only on the Monthly Due Date, a greater number of installments translates into a longer portion of the Accumulation Period over which such Installments are made. Thus, you may use a Flexible Purchase Payment to eliminate a number of Scheduled Installments or to "buy down" the amount of some greater number of Scheduled Purchase Payments. Exactly how much you can eliminate or "buy down" depends on the amount of the Flexible Purchase Payment, the rate of interest that we credit to the Immediate Installment Account Value as determined on the date of purchase and the number of installments.

                      We compute the series of installments for each Flexible Purchase Payment allocated to the Immediate Installment Account by crediting interest at a rate that we determine for each Flexible Purchase Payment at the time that you make the Flexible Purchase Payment. Using that interest rate and knowing either the amount of the installments or the number of installments you want, we determine the amount and number of the installments. Your Immediate Installments reflect interest that is credited each month on a declining balance as Immediate Installments are transferred to the Subaccount. For example, assume that you want 120 installments (i.e., ten years of installments) from your Flexible Purchase Payment beginning immediately. We calculate a level installment to be transferred each month. This installment is the amount that will result in the Flexible Purchase Payment (net of any applicable premium tax), and all interest earned, being completely transferred to the Subaccount by the end of the 10 years.

                      We will return the portion of any Flexible Purchase Payment that is more than the amount needed to pay all future Scheduled Installments within 7 days of receipt. The total Purchase Payments for all contracts issued to any one Owner cannot exceed $2,000,000 without prior approval from the Company.

ALLOCATION OF
PURCHASE
PAYMENTS
                      We allocate Scheduled Purchase Payments received on the Monthly Due Date, as well as any payments past due that we receive, directly to the Subaccount on the Valuation Day we receive such payment. We allocate any Scheduled Purchase Payment we receive before the Monthly Due Date to the Guarantee Account, and transfer that payment to the Subaccount as of the Monthly Due Date. We allocate Flexible Purchase Payments that are received in an amount greater than 6 Scheduled Purchase Payments directly to the Immediate Installment Account, provided we have sufficient transfer instructions to determine a payment method for your Immediate Installments. If we do not receive sufficient transfer instructions, we will allocate that Flexible Purchase Payment to the Guarantee Account until we receive sufficient instructions. In addition, any Flexible Purchase Payment received that is equal to or less than 6 Scheduled Purchase Payments will be directed to the Guarantee Account.

                      Purchase Payment Allocation Table

         Type of Payment           When Received           Where Allocated
  ------------------------------------------------------------------------------
  Scheduled Purchase            Monthly Due Date     Subaccount
  Payment or portion thereof
  ------------------------------------------------------------------------------
  Scheduled Purchase            Before Monthly Due   Guarantee Account
  Payment or portion thereof    Date
  ------------------------------------------------------------------------------
  Scheduled Purchase            After Monthly Due    Subaccount for any past due
  Payment or portion thereof    Date                 Scheduled Installment, then
                                                     Guarantee Account for
                                                     remainder
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Immediate Installment
  that is greater than 6        Date                 Account
  Scheduled Purchase
  Payments with instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account until
  that is greater than 6        Date                 instructions received, then
  Scheduled Purchase                                 transferred to Immediate
  Payments without                                   Installment Account
  instructions
  ------------------------------------------------------------------------------
  Flexible Purchase Payment     On or After Contract Guarantee Account
  that is equal to or less than Date
  6 Scheduled Purchase
  Payments
  ------------------------------------------------------------------------------

                      Should the payment received exceed the amount required to make all remaining Scheduled Installments, the excess amount will be returned to the Owner within 7 days.

OPTIONAL RIDERS
                      To reduce the risk that unforeseen events could leave you without the resources to make Scheduled Purchase Payments, we offer three optional riders that you may purchase at contract issue or on a contract anniversary (provided that you remain eligible to receive Guaranteed Minimum Income Payments). Under each of these riders, we will waive all or a portion of the Scheduled Purchase Payments due during the periods specified in each rider. These riders are not available to fully funded contracts or to contracts issued through an approved Annuity Cross Funding Program. See the "Appendix -- Annuity Cross Funding Program" provision for more information.

                      When you apply for an Optional Rider, you tell us how much of a Scheduled Purchase Payment you would like us to waive. Owners and Joint Owners may designate any combination of percentages as long as such percentages are in whole numbers and equal 100%. Once a percentage of Scheduled Purchase Payments waived has been designated, it cannot be changed. The available riders are:

                         . Disability Benefit Rider -- This rider provides
                           that, during the life of the covered Annuitant, should the covered Annuitant become totally disabled (as defined in the rider), all or a portion of the Scheduled Purchase Payments due during the period of total disability will be waived. Also, we will waive all or a portion of Purchase Payments for other riders due during the period of total disability for the period we waive Scheduled Purchase Payments. Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes disabled. For instance, if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes totally disabled, as defined by the rider, AND the husband is the covered Annuitant, then we will waive 60% of the Scheduled Purchase Payment. We will calculate the Monthly Income Benefit and Death Benefit under the contract as if you had paid the waived Scheduled Purchase Payment when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract.

                           We will credit the disability benefit provided under this rider on each Monthly Due Date during a period beginning from the date of total disability to the earliest of:

                            (1) the contract anniversary on or next following
                                the covered Annuitant's 65th birthday;

                            (2) the Annuity Commencement Date;

                            (3) the contract surrender date;

                            (4) the covered Annuitant's recovery from total
                                disability; and

                            (5) the covered Annuitant's death.

                           Benefits take effect only after 90 days of continuous total disability. Once satisfactory proof of disability is received at our Home Office and benefits take effect, we will waive Scheduled Purchase Payments missed during the 90 day period and will reapply any Scheduled Purchase Payments you made during that period to the Guarantee Account. If the claim is denied and Scheduled Purchase Payments have not been made, the Scheduled Installments will be considered missed and will need to be made in accordance with the "Guaranteed Minimum

                           Income Payments" provision of this prospectus in order to maintain your right to Guaranteed Minimum Income Payments on the Annuity Commencement Date.

                         . Unemployment Benefit Rider -- This rider provides
                           that if the covered Annuitant becomes involuntarily unemployed, all or a portion of the Scheduled Purchase Payments due during the period of unemployment (up to a maximum of one year per five-year period -- the "benefit period") will be waived. Also, we will waive all or a portion of Purchase Payments required for other riders due during the period we waive the Scheduled Purchase Payments for the Unemployment Benefit Rider. Portions of a Scheduled Purchase Payment may be waived in cases of Joint Owners/Joint Annuitants where one spouse becomes unemployed. For instance if the husband is covered for 60% of a Scheduled Purchase Payment and he becomes unemployed and the husband is the covered Annuitant, we will waive 60% of the Scheduled Purchase Payment.

                           To receive this benefit:

                            (1) the covered Annuitant must be receiving state
                                unemployment benefits for at least 90
                                consecutive days;

                            (2) the rider must be in effect for one year; and

                            (3) we must receive satisfactory proof of
                                unemployment at our Home Office.

                           Satisfactory proof of unemployment consists of a letter from the appropriate state government department responsible for administering unemployment benefits.

                           Benefits will be covered for only one benefit period during any five-year period. We will consider a period of unemployment as a continuation of the previous benefit period if:

                            (1) the unemployment occurs within 30 days of the
                                end of a benefit period; and

                            (2) the full year of the benefit period has not
                                been completed.

                           If the covered Annuitant becomes unemployed during the first contract year, we will waive Scheduled Purchase Payments beginning on the next contract anniversary if:

                            (1) the covered Annuitant has been receiving state
                                unemployment benefits for at least 90
                                consecutive days; and

                            (2) the period of unemployment continues through
                                the date the rider has been in effect for one year.

                           Although the maximum benefit period is one year, the benefit period will not continue beyond the earliest of:

                            (1) the contract anniversary on or next following
                                the covered Annuitant's 65th birthday;

                            (2) the Annuity Commencement Date;

                            (3) the contract surrender date;

                            (4) the Monthly Due Date after we receive your
                                request to end the rider;

                            (5) the loss of state unemployment benefits; and

                            (6) the covered Annuitant's death.

                           If the benefit provided by this rider ends before the Annuity Commencement Date, you must resume making Scheduled Purchase Payments in order to keep your right to Guaranteed Minimum Income Payments in effect.

                           We will not credit the benefits provided by this rider if the unemployment is:

                            (1) voluntary;

                            (2) caused by a self-inflicted injury; or

                            (3) the result of being in prison for a period
                                exceeding 90 days.

                           The waiver of Scheduled Purchase Payments provided by this rider will not increase your Surrender Value prior to the Annuity Commencement Date. However, we will calculate the Monthly Income Benefit and the Death Benefit available under the contract as if you had paid the Scheduled Purchase Payment when due.

                         . Joint Annuitant Life Rider -- This rider is only
                           available for spouses. This rider provides that if a covered Joint Annuitant dies, all or a portion of the Scheduled Purchase Payments will be waived. Portions of Scheduled Purchase Payments are waived in cases of Joint Owners/Joint Annuitants where one spouse dies. For example, if a husband is covered for 60% of the monthly Scheduled Purchase Payment and he passes away, then we will waive 60% of the Scheduled Purchase Payment from the date of the husband's death until the Annuity Commencement

                           Date. We will calculate the Monthly Income Benefit and Death Benefit under this contract as if the Scheduled Purchase Payments waived had been paid when due. However, the waived Scheduled Purchase Payments do not increase the Surrender Value of the contract. If you surrender the contract, the Monthly Income Benefit and the Death Benefit associated with the waived Scheduled Purchase Payments will remain in effect.

                           Benefits under this rider will be covered from the date of the covered Annuitant's death until the earlier of:

                            (1) the contract anniversary on or next following
                                the surviving Joint Annuitant's 65th birthday;
                                and

                            (2) the Annuity Commencement Date.

                      The charges for the optional riders are in addition to your Scheduled Purchase Payments. The amount paid for the optional riders is taken prior to the allocation of any assets to any account. The riders and your contract's data pages provide more detailed information about the riders including certain conditions and limitations. The riders may not be available in Qualified Contracts, in all states, or in all markets.

VALUATION OF
ACCUMULATION
UNITS
                      Upon allocation or transfer to the Subaccount, we convert payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the dollar amount directed to the Subaccount by the value of an Accumulation Unit for the Subaccount on the Valuation Day on which the Scheduled Purchase Payment or Immediate Installment is invested in the Subaccount. Therefore, Scheduled Purchase Payments allocated or Immediate Installments transferred to the Subaccount increase the number of Accumulation Units credited to the contract.

                      Partial withdrawals, surrenders, payment of a Death Benefit, and the application of Subaccount Value to acquire Monthly Income Payments on the Annuity Commencement Date all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

                      The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10.00. On any Valuation Day, we determine your Subaccount Value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also, we take into account a charge or credit for any reserved taxes, which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Variable Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Surrenders and Partial Withdrawals

                      We will allow the surrender of the contract or a partial withdrawal of your Contract Value, subject to the conditions set forth below.

                      You may take a partial withdrawal or surrender at any time before the Annuity Commencement Date. Partial withdrawals must be at least $100. A partial withdrawal or surrender is effective as of the Valuation Day we receive your request at our Home Office in a form acceptable to us. Unless you request otherwise, we will take any partial withdrawal:

                        (1) first from the Guarantee Account;

                        (2) then from the Immediate Installment Account; and

                        (3) finally from the Subaccount.

                      You may need to make Scheduled Purchase Payments when you otherwise would not have to, if you had taken partial withdrawals from the Guarantee Account and/or the Immediate Installment Account and the amounts remaining in such accounts are insufficient to fully make your Scheduled Installments.

                      Partial withdrawals and surrenders may be subject to surrender and/or access charges and a Market Value Adjustment. When taking a partial withdrawal, any applicable surrender charge, access charge, Market Value Adjustment and/or any applicable premium tax will be taken from the amount withdrawn. See the "Charges and Other Deductions" provision in this prospectus. A partial withdrawal may also reduce the amount of your Death Benefit. See "The Death Benefit" provision in this prospectus.

                      You may elect to surrender your contract at any time after the issue date and receive a lump sum payment, subject to a surrender charge, any access charge and a Market Value Adjustment, if applicable. After 12 months from the date the contract is issued, you may surrender your contract and elect one of the Optional Payment Plans. If you elect to surrender your contract, a surrender charge and any applicable access and Market Value Adjustment will be assessed unless you elect Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years) or Optional Payment Plan 5. Your surrender charges will be waived if you surrender your contract and apply the assets to Optional Payment Plan 1, Optional Payment 2 (with a period certain of 10 or more years) or Optional Payment Plan 5, however, you may still be subject to a Market Value Adjustment if you have assets allocated to the Immediate Installment Account at the time of surrender. If you elect to surrender your contract and apply the assets to any Optional Payment Plan, you will lose all rights to Guaranteed Minimum Income Payments under the contract. We will calculate any Surrender Value as of the Valuation Day your request for surrender is received at our Home Office.

                      You may also surrender your contract on the Annuity Commencement Date (which must be a date at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to the Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Variable Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Variable
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our Owners.

                      Rules and regulations of the SEC may prescribe as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since Owners will not have access to their account.

                      In addition, we are required by state law to reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for partial withdrawals and surrenders for up to six months from the date we receive your payment request. See the "Requesting Payments" provision of this prospectus for more information on circumstances in which we may delay making payments under the contract.

                      You may be subject to an ordinary income tax and a 10% IRS penalty tax, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal. A surrender or a partial withdrawal may also be subject to income tax withholding. See the "Federal Tax Matters" provision in this prospectus.

                      Telephone Withdrawals. You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You only can surrender your contract by writing our Home Office.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

                         . requiring you or a third party you authorized to
                           provide some form of personal identification before we act on the telephone instructions;

                         . confirming the telephone transaction in writing to
                           you or a third party you authorized; and/or

                         . tape-recording telephone instructions.

                      If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals.


                      To request a telephone withdrawal, please call us at
                      (800) 352-9910.


                      Special Note on Reliability. Please note that our telephone system may not always be available. Any telephone system, whether it is ours, yours, your service provider's or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office at the address listed on page 1 of this prospectus.

                      Repayment of Partial Withdrawals of Subaccount Value. To remain eligible to receive Guaranteed Minimum Income Payments (or partial Guaranteed Minimum Income Payments if you are eligible for reduced Guaranteed Minimum Income Payments pursuant to a vesting schedule in accordance with the terms of your contract), you must repay the amount of any partial withdrawal received from the Subaccount plus any applicable interest on the amount received within one year from the date of the partial withdrawal, but no later than the Annuity Commencement Date (such date must be a date at least 10 years from the date the contract is issued). If the repayment is not made by the Monthly Due Date next following the date of the partial withdrawal, we will charge you interest at an effective annual rate of 6% on the total amount withdrawn from the Subaccount.

                      It is important to understand that, because surrender charges may apply, the amount you receive from the Subaccount may not be the same as the amount we withdraw from the Subaccount. You must repay the amount you received from the Subaccount, plus interest and any premium taxes paid on the partial withdrawal. Therefore, the amount you repay includes:

                         . the amount you receive from the Subaccount; plus

                         . interest we assess on the amount withdrawn from the
                           date of the partial withdrawal until the date of repayment; plus

                         . the amount of any premium taxes assessed on amounts
                           withdrawn from the Subaccount.

                      We allocate any repayment (after deducting for interest) to the Subaccount as of the date we receive it. When you repay the amount of each partial withdrawal from the Subaccount within 12 months of the partial withdrawal, we will reimburse the Subaccount in the amount of the surrender charge taken for the repaid amount. The reimbursed amount will come from the assets of our General Account. Such amounts will be allocated to the Subaccount on the same Valuation Day your repayment of the partial withdrawal is received.

                      You should consult your tax adviser concerning repayments as we consider repayments after deducting interest charges to be new Purchase Payments for tax purposes (i.e., if the repayment is withdrawn again, that partial withdrawal will be taxed). In addition, taking a partial withdrawal may subject you to an ordinary income tax, AND a 10% IRS penalty tax if you are younger than age 59 1/2 at the time the partial withdrawal is taken. You may be subject to the income tax and penalty tax EVEN IF YOU REPAY ALL AMOUNTS OUTSTANDING. Consequently, it is very important that you consult your tax adviser prior to taking any partial withdrawals.

                      If you take multiple partial withdrawals, we will apply repayments to the most recent partial withdrawal first.

                      Partial withdrawals from the Guarantee Account and the Immediate Installment Account do not have to be repaid to maintain your right to Guaranteed Minimum Income Payments. Generally, taking partial withdrawals from the Guarantee Account or Immediate Installment Account will not affect your right to receive Guaranteed Minimum Income Payments. However taking partial withdrawals from the Guarantee Account or Immediate Installment Account may require you to make Scheduled Purchase Payments (or higher Scheduled Purchase Payments). If such Scheduled Purchase

                      Payments are not made, you could lose your right to receive the Guaranteed Minimum Income Payments.

                      Surrender Value. The amount payable on surrender of the contract is the Surrender Value as of the date we receive your surrender request in a form acceptable to us. The Surrender Value equals the Contract Value on the Valuation Day we receive your request, less any applicable surrender charge, access charge, and any applicable premium tax charge. We will pay the Surrender Value in a lump sum, unless you elect one of the Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus. We may waive surrender charges and access charges upon surrender if you elect certain Optional Payment Plans. See the "Charges and Other Deductions" provision in this prospectus.

Charges and Other Deductions

                      We will deduct the charges described below to cover our costs and expenses, the services provided, and our risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . monthly billing and electronic fund transfer
                           transactions;

                         . administering Income Payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . maintaining an internet service site; and

                         . providing toll-free inquiry services.

                      The risks we assume include:

                         . the risk that the Guaranteed Minimum Income Payments
                           will exceed the calculated variable Income Payments;

                         . the risk that the Death Benefit will be greater than
                           the Surrender Value;

                         . the risk that Annuitant(s) will live longer than we
                           assumed in calculating the contract guarantees (these guarantees are incorporated in the contract and cannot be changed); and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER
CHARGES, ACCESS
CHARGES, AND
MARKET VALUE
ADJUSTMENTS
                      We may assess a surrender charge (on payments allocated to the Subaccount and the Guarantee Account) or an access charge (on payments allocated to the Immediate Installment Account) on partial withdrawals or surrenders of Contract Value. We will also apply a Market Value Adjustment to determine the Immediate Installment Account Value available for partial withdrawal or surrender from the Immediate Installment Account.

                      Unless we receive other instructions, we will first withdraw amounts from:

                        (1) the Guarantee Account; then

                        (2) from the Immediate Installment Account; and finally

                        (3) from the Subaccount.

                      We will deduct any surrender charge and access charge from the amounts you withdraw.

                      Surrender Charge from assets in the Subaccount and the Guarantee Account. The surrender charge for amounts partially withdrawn or surrendered from the Subaccount and/or the Guarantee Account is a percentage of the lesser of:

                        (1) Scheduled Installments made to date and not
                            previously withdrawn (partial withdrawals repaid within 12 months are not considered withdrawals for purposes of the surrender charge calculation); and

                        (2) the amount withdrawn.

                      The surrender charge percentage is as follows:

                                             Surrender Charge
                                     (as a percentage of the lesser of
               Contract Year in       Scheduled Installments made to
          which Surrender or Partial date and not previously withdrawn
              Withdrawal is Made         and the amount withdrawn)
          ------------------------------------------------------------
                      1                             9%
                      2                             8%
                      3                             7%
                      4                             6%
                      5                             5%
                      6                             4%
                      7                             3%
                      8                             2%
                 9 and after                        1%
          ------------------------------------------------------------

                     Examples:

                      Assuming:

                         . you have made Purchase Payments of $18,000;

                         . your Contract Value is $20,000 ($17,000 in the
                           Subaccount and $3,000 in the Guarantee Account), $15,000 of which is from Scheduled Installments;

                         . you have no value in the Immediate Installment
                           Account;

                         . you request a partial withdrawal of $10,000 in
                           Contract Year 5; and

                         . you are not eligible for reduced Guaranteed Minimum
                           Income Payments.

                      Your surrender charge will be $500 (the lesser of 5% of $10,000 and 5% of $15,000). We take the partial withdrawal from the Guarantee Account ($3,000) and from the Subaccount ($7,000). You will receive a net check of $9,500 assuming there are no premium taxes or income taxes withheld. To reinstate your Guaranteed Minimum Income Payment you must repay the $6,650 to the Subaccount within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $6,650 received) within 12 months of the partial withdrawal.

                      The following chart depicts the partial withdrawal.

                                                            Amount to
                                                            Reinstate
                                                            Guaranteed
                                                     Net     Minimum      Amount    Account
           Beginning           Remaining           Amount     Income      we add     Value
           Contract   Amount   Contract  Surrender Paid to   Payment      to the     After
 Account     Value   Withdrawn   Value    Charge     You   (+ Interest) Subaccount Repayment*
---------------------------------------------------------------------------------------------
Subaccount  $17,000   $ 7,000   $10,000   $(350)   $6,650     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------
Guarantee   $ 3,000   $ 3,000   $     0   $(150)   $2,850     $    0       $  0     $     0
Account
---------------------------------------------------------------------------------------------
Total       $20,000   $10,000   $10,000   $(500)   $9,500     $6,650       $350     $17,000
                                                           (+ interest)
---------------------------------------------------------------------------------------------

                     * Assuming no growth in the Subaccount.

                      However, if you withdraw $17,000, your surrender charge will be $750 (5% of $15,000). The remaining value in the Guarantee Account is $0 and the remaining value in the Subaccount is $3,000. You will receive a net check of $16,250 assuming there are no premium taxes or income taxes withheld. To reinstate your right to Guaranteed Minimum Income Payments you must repay to the Subaccount $13,400 within 12 months of the partial withdrawal. In addition, you must pay interest to us (assessed on the $13,400 received) within 12 months of the partial withdrawal.

                      You will not be assessed a surrender charge on any amounts withdrawn greater than the amount of Scheduled Installments made.

                     Current market conditions may affect the impact of the surrender charges on your contract.

                      Assuming the amount of Scheduled Installments made to date equals $10,000, your Contract Value equals $20,000, and you fully surrender your contract in the third Contract Year, we would assess a surrender charge of $700 (7% of $10,000) with a net check to you of $19,300 assuming there are no premium taxes or income taxes withheld. However, if there is a market decline so your Contract Value is $9,000, and you request a full surrender, we would assess a surrender charge of $630 (the lesser of 7% of $9,000 and 7% of $10,000) with a net check to you of $8,370 assuming there are no premium taxes or income taxes withheld.

                     Access Charge and Market Value Adjustment for the Immediate Installment Account. We apply a Market Value Adjustment when we determine the amount available as a Death Benefit, surrender, or partial withdrawal from the Immediate Installment Account. We will also deduct an access charge from your partial withdrawal or surrender, but not from the amount we pay as a Death Benefit.

                     We treat a partial withdrawal or surrender of Contract Value in the Immediate Installment Account as a proportional withdrawal or surrender of each of the remaining future Immediate Installments. We also assess an access charge on amounts you surrender or partially withdraw from the Immediate Installment Account. This charge is a percentage of the Immediate Installment Account Value withdrawn.

                     The concept of calculating a Market Value Adjustment on the Immediate Installment Account is different from many other Market Value Adjustment calculations. Unlike traditional Market Value Adjustments where the present account value is known, here we know the future value of the Immediate Installments and we need to calculate the present value. Therefore, we must determine the present value before we can determine what you receive upon surrender or partial withdrawal.

                      First, we use the interest rate in effect when you made your Flexible Purchase Payment into the Immediate Installment Account to discount each future Immediate Installment back to its present book value. We then sum all of these present values to calculate the value, before the application of any Market Value Adjustment.

                      Next, we determine your Immediate Installment Account Value by applying the Market Value Adjustment. We calculate the Market Value Adjustment factor separately for each Immediate Installment. The Market Value Adjustment for each Immediate Installment is equal to the present book value of that installment times the Market Value Adjustment factor for that installment. The Market Value Adjustment factor is:

                                     ((1 + i) / (1 + j))/n/ - 1

                      where:

n  = the number of months until the Immediate Installment for a particular
     Flexible Purchase Payment will be transferred to the Subaccount

i = the original interest rate we used for the Immediate Installment when you made the Flexible Purchase Payment to the Immediate Installment Account

j = the current interest rate we use for a new Flexible Purchase Payment of (m/12) years that we currently make available for the Immediate
     Installment Account ((m/12) is rounded up to a whole number of years)

m  = the number of months until the last Immediate Installment for that Flexible
     Purchase Payment will be transferred to the Subaccount

                      The total Market Value Adjustment for the contract is the sum of each Market Value Adjustment calculated for each Immediate Installment. The Immediate Installment Account Value is the sum of the present book value of each Immediate Installment plus the total Market Value Adjustment for the contract. Two examples of how the Market Value Adjustment would work follow.

EXAMPLES:

EXAMPLE 1                       Example of Withdrawal from Immediate
                      Installment Account

                      Assuming:

                         . At issue, you made a Flexible Purchase Payment with
                           transfers of $645 for 264 months;

                         . On the first contract anniversary, you made a
                           Flexible Purchase Payment with transfers of $90 for 72 months;

                         . Your value (before the application of any Market
                           Value Adjustment) in the Immediate Installment Account at the end of the second Contract Year is $98,380. Of this amount, $93,400 is attributable to the initial Flexible Purchase Payment; the remaining $4,980 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;

                         . Your Immediate Installment Account Value at the end
                           of the second Contract Year is $100,000. Of this amount, $95,000 is attributable to the initial Flexible Purchase Payment; the remaining $5,000 is attributable to the Flexible Purchase Payment paid on the first contract anniversary;

                         . You have no value in the Guarantee Account;

                         . You have not previously withdrawn amounts from the
                           Immediate Installment Account;

                         . You request a partial withdrawal of $2,000 at the
                           end of year 2;

                         . At the end of year 2, the access charge for
                           transfers established for the initial Flexible Purchase Payment is 6%;

                         . At the end of year 2, the access charge for
                           transfers established for the second Flexible Purchase Payment is 5% (because there are 60 transfers remaining).

                      The amount of withdrawal of value attributable to the initial Flexible Purchase Payment is $1,900 ($2,000 x $95,000/$100,000). The remaining $100 is withdrawn from the value attributable to the second Flexible Purchase Payment. Your access charge will be $119 (6% of $1,900 plus 5% of $100). You will receive a net check of $1,881 assuming there are no premium taxes or income taxes withheld.

                      Transfers for the initial Flexible Purchase Payment will be reduced by $12.90 ($645 x $2,000/$100,000) so the amount of the transfer subsequent to the withdrawal will be $632.10. Transfers for the second Flexible Purchase Payment will be reduced by $1.80 ($90 x $2,000/$100,000)
                      so the amount of its transfer subsequent to the withdrawal will be $88.20.

EXAMPLE 2             The second example below shows the total impact of the
                      Market Value Adjustments applicable to future Immediate
                      Installments of $1,000 for 120 months under hypothetical future monthly interest rates.

                      The example assumes a Flexible Purchase Payment of $90,524 (without the assessment of any premium tax) and that the level monthly interest rate determined at payment of the Flexible Purchase Payment is assumed to be 0.50%. As illustrated below, interest rates are assumed to be volatile during the 3 months following the Flexible Purchase Payment. In the first month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%. As a result of this drop, Immediate Installment Account value increases. In the second month following the Flexible Purchase Payment, monthly interest rates for a similar Flexible Purchase Payment have increased to 0.5833%. As a result of this increase, Immediate Installment Account value decreases. In the third month following the Flexible Purchase Payment, interest rates for a similar Flexible Purchase Payment have decreased to 0.5%. As a result of this decrease, the current level monthly interest rate equals the level monthly interest rate at purchase and Immediate Installment Account value does not change because of the Market Value Adjustment.

                   Beginning of                  Beginning of      Level   Current   Current
                   Month Value     Immediate      Month Value     Monthly   Level     Market    Immediate
                  (before Market  Installment   (before Market    Interest Monthly    Value    Installment   Access
   Valuation     Value Adjustment  Transfer    Value Adjustment   Rate at  Interest Adjustment   Account     Charge   Surrender
      Day         and transfer)     Amount    and after transfer) Purchase   Rate     Amount      Value    Percentage   Value
-------------------------------------------------------------------------------------------------------------------------------
Date of Purchase     $90,524        $1,000          $89,524         0.5%       0.5%   $    0     $89,524       6%      $84,153
-------------------------------------------------------------------------------------------------------------------------------
1 Month after
 Purchase            $89,971        $1,000          $88,971         0.5%    0.4167%  $ 4,093     $93,064       6%      $87,480
-------------------------------------------------------------------------------------------------------------------------------
2 Months after
 Purchase            $89,416        $1,000          $88,416         0.5%    0.5833%  $(3,791)    $84,625       6%      $79,547
-------------------------------------------------------------------------------------------------------------------------------
3 Months after
 Purchase            $88,858        $1,000          $87,858         0.5%       0.5%   $    0     $87,858       6%      $82,587
-------------------------------------------------------------------------------------------------------------------------------

EXAMPLE 3             The third example shows the actual calculation of the
                      Market Value Adjustment for a representative number of Immediate Installments. The total Market Value Adjustment at any time will be the sum of the Market Value
                      Adjustments for all remaining Immediate Installments. The example assumes a Flexible Purchase Payment of $90,525, Immediate Installments of $1,000 per month for 120 months and a level monthly interest rate of 5%. No premium taxes are assumed. The example shows that the present value of the Immediate Installment Account increases because the current Market Value Adjustment factor is less than the level monthly interest rate when the Flexible Purchase
                      Payment was allocated to the Immediate Installment
                      Account.

                                  Level              Current   Current
             Immediate           Monthly   Present    Level     Market    Current     Present
            Installment  Months  Interest  Value at  Monthly    Value      Market    Value of
              Future     Until   Rate at   Purchase  Interest Adjustment   Value     Immediate
               Value    Transfer Purchase    Rate      Rate     Factor   Adjustment Installment
-----------------------------------------------------------------------------------------------
             $  1,000     118      0.5%   $   557.92  0.4167%   .10284   $   56.86  $   614.78
-----------------------------------------------------------------------------------------------
             $  1,000     117      0.5%   $   560.71  0.4167%   .10192   $   56.64  $   617.34
-----------------------------------------------------------------------------------------------
             $  1,000     116      0.5%   $   563.51  0.4167%   .10101   $   56.40  $   619.92
-----------------------------------------------------------------------------------------------
                  ...     ...      0.5%          ...  0.4167%      ...         ...         ...
-----------------------------------------------------------------------------------------------
                  ...     ...                    ...               ...         ...         ...
-----------------------------------------------------------------------------------------------
                          ...                    ...               ...         ...         ...
-----------------------------------------------------------------------------------------------
             $  1,000       2      0.5%   $   990.07  0.4167%   .00166   $    1.64  $   991.71
-----------------------------------------------------------------------------------------------
             $  1,000       1      0.5%   $   995.02  0.4167%   .00083   $     .83  $   995.85
-----------------------------------------------------------------------------------------------
             $  1,000       0      0.5%   $ 1,000.00  0.4167%        0   $       0  $ 1,000.00
-----------------------------------------------------------------------------------------------
TOTAL PRIOR
TO TRANSFER  $119,000                     $89,971.44                     $4,093.06  $94,064.50
-----------------------------------------------------------------------------------------------
TOTAL AFTER
TRANSFER     $118,000                     $88,971.44                     $4,093.06  $93,064.50
-----------------------------------------------------------------------------------------------

                         . The date of valuation and any Market Value
                           Adjustment is one month after the Flexible Purchase Payment. In that first month, monthly interest rates for a similar Flexible Purchase Payment have dropped to 0.4167%.

                      After we calculate the Market Value Adjustment, we determine the Surrender Value. To determine Surrender Value from the Immediate Installment Account, we subtract the appropriate access charge (determined separately for the Immediate Installments of each Flexible Purchase Payment) from the Immediate Installment Account Value.

                      We calculate the access charge as a percentage of the Immediate Installment Account Value withdrawn. The closer the surrender or partial withdrawal is to the date established for Immediate Installment transfers for that particular Flexible Purchase

                      Payment to end, the lower the amount of the access charge will be. The amount of the access charge is as follows:

                                  Number of Years
                                 Remaining on Each
                                 Flexible Purchase           Access Charge
                              Payment Until the Date      (as a percentage of
                            Established for Installment  Immediate Installment
                                 Transfers to End       Account Value withdrawn)
                            ----------------------------------------------------
                                     6 or more                     6%
                                 5 but less than 6                 5%
                                 4 but less than 5                 4%
                                 3 but less than 4                 3%
                                 2 but less than 3                 2%
                                 1 but less than 2                 1%
                                 0 but less than 1                 1%
                            ----------------------------------------------------

                      The amount payable for a partial withdrawal or surrender from the Immediate Installment Account will be:

                        (1) the amount of the partial withdrawal or surrender
                            minus any access charge; minus

                        (2) any applicable premium taxes.

                      Because we take the partial withdrawal proportionally from each future Immediate Installment, the access charge is a weighted average of the access charge for each such installment. This weighted average is:

                         (1 minus the ratio of Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value)

                      The amount payable for a partial withdrawal is therefore the amount of the partial withdrawal multiplied by the ratio of the Surrender Value for the Immediate Installment Account to the Immediate Installment Account Value.

                      Waiver of Surrender and Access Charges. We will waive all surrender charges and access charges if you surrender your contract and apply your Contract Value (plus or minus any applicable Market Value Adjustment) to one of the following Optional Payment Plans:

                        (1) Optional Payment Plan 1 (Life Income with Period
                            Certain);

                        (2) Optional Payment Plan 2 (Income for a Fixed Period
                            of 10 or more years); or

                        (3) Optional Payment Plan 5 (Joint Life and Survivor
                            Income).

                      If you elect one of the above Optional Payment Plans, then the amount applied to the plan will be your Contract Value, which includes any applicable Market Value Adjustment, minus any premium tax.

                      You may also select Optional Payment Plan 3 or Plan 4 upon surrender, although we will assess surrender charges and access charges (as well as any applicable Market Value Adjustment and any applicable premium tax) against your Contract Value. We will apply the Surrender Value to the selected plan. See the "Optional Payment Plans" provision in this prospectus.

                      In addition, you may also surrender your contract on the Annuity Commencement Date (which must be at least 10 years from the date the contract is issued) for the Contract Value as of that Valuation Day, without any surrender and/or access charges. In order to receive the lump sum payment, you must notify us at our Home Office of your intent to receive a lump sum payment on the Annuity Commencement Date within at least 10 business days and not more than 90 days prior to your Annuity Commencement Date. You will lose any Guaranteed Minimum Income Payments upon annuitization if you elect to receive a lump sum payment. If an Owner dies after notification is received, but prior to the Annuity Commencement Date, payment will be made in accordance with the "Death Benefit Upon Death of An Owner Before the Annuity Commencement Date" provision in this prospectus.

ASSET CHARGE
                      We deduct from the Subaccount an amount, computed daily, equal to an effective annual rate of 1.50% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The asset charge reduces the value of Accumulation Units and Annuity Units. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35%.


MONTHLY
BILLING FEE
                      Prior to May 1, 2006, we charged you a $10.00 per month billing fee if you did not use electronic fund transfers for your Scheduled Purchase Payments. Effective May 1, 2006, we will no longer assess the monthly billing fee. Any missed monthly billing fees accrued before May 1, 2006, however, will not be waived. We will add the monthly billing fee to the amount of your Scheduled Purchase Payment, and deduct the charge from your payment before we apply that Scheduled Purchase Payment to the Subaccount.

DEDUCTIONS
FOR TAXES
                      We will deduct charges for any premium tax or other tax levied by any governmental entity either from Purchase Payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, Income Payments, and Death Benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. The amount of premium tax assessed depends upon the laws of the state in which you reside. The premium tax generally ranges from 0.0% to 3.5%.

PURCHASE
PAYMENTS FOR
THE OPTIONAL
RIDERS
                      The cost of the optional riders varies based on the Annuitant's age, gender, and the amount and duration of the Scheduled Purchase Payments. Payments for all optional riders are due with each Scheduled Purchase Payment. See the "Fee Tables" for the maximum charge assessed for the optional riders.


OTHER CHARGES
AND DEDUCTIONS
                      The Total Return Fund incurs certain fees and expenses. To pay for these charges, the Total Return Fund makes deductions from its assets. The deductions are described more fully in the prospectus for the Total Return Fund.

                      We assess interest charges at an effective annual rate of 6% on any missed Scheduled Installment. Prior to May 1, 2006, we would also assess a $10.00 monthly billing fee from the date of the missed Scheduled Installment to the date of repayment. In addition, we also assess interest at an effective annual rate of 6% on any partial withdrawal taken from the Subaccount. This interest is assessed from the date of the partial withdrawal until the date of repayment. See "The Contract" and the "Surrenders and Partial Withdrawals" provisions in this prospectus.


                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to broker-dealers for selling the contracts. You do not directly pay these commissions, we do. We intend to recover the commissions, marketing, administrative and other expenses and the cost of contract benefits through fees and charges imposed under the contract. See the "Sales of the Contract" provision in this prospectus.

The Death Benefit

DEATH BENEFIT
UPON DEATH OF
AN OWNER
BEFORE THE
ANNUITY
COMMENCEMENT
DATE
                      If any Owner, other than a spousal Joint Owner (or Annuitant if the Owner is a non-natural person) dies before the Annuity Commencement Date, we will pay a Death Benefit to the Designated Beneficiary. See the "Required Distributions" provision in this prospectus. The amount of proceeds available is the Death Benefit.

                      We calculate the Death Benefit as of the Valuation Day that we receive due proof of death and all required forms at our Home Office. Until we receive due proof of death and all required forms, Immediate Installments will continue to be transferred from the Immediate Installment Account, and Purchase Payments, if received, will continue to be applied to the Immediate Installment Account, Guarantee Account and/or the Subaccount, as appropriate. Further, until we receive complete written settlement instructions from the Designated Beneficiary, values adjusted for transfers will remain in the Variable Account, the Guarantee Account, and the Immediate Installment Account. The Death Benefit therefore will fluctuate with the performance of the Variable Account.

                      Upon receipt of due proof of death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to a finding of death) and all required forms, we will process the Death Benefit in accordance with your or your Designated Beneficiary's instructions, subject to distribution rules and termination of contract provisions described elsewhere.

                      Unless otherwise required to be distributed pursuant to the distribution rules stated below, we will pay Death Benefit proceeds in a lump sum unless you or your Designated Beneficiary elect one of our Optional Payment Plans. See the "Optional Payment Plans" provision in this prospectus.

DEATH BENEFIT
AMOUNT
                      The Death Benefit equals the greater of:

                         . the sum of Purchase Payments received (excluding
                           payments made for any available optional riders) minus partial withdrawals as of the Valuation Day we receive due proof of death and all required forms at our Home Office; and

                         . the Contract Value (including any Market Value
                           Adjustment) as of the Valuation Day we receive due proof of death and all required forms at our Home Office.

REQUIRED
DISTRIBUTIONS
                      In certain circumstances, federal tax law requires that distributions be made under the contract upon the death of:

                         . an Owner or Joint Owner; or

                         . the Annuitant or Joint Annuitant, if any Owner is a
                           non-natural person (i.e., an entity, such as a trust or corporation).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of any Owner (or any Annuitant, if the Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

                        (1) Owner or Joint Owner;

                        (2) Primary Beneficiary;

                        (3) Contingent Beneficiary; or

                        (4) Owner's estate.

                      If there is more than one Designated Beneficiary, we will treat each one separately in applying the distribution rules prescribed by the tax laws as briefly described in the "Distribution Rules" provision below.

DISTRIBUTION
RULES
                      The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the contract is owned by a non-natural entity). Upon receipt of due proof of death and all required forms, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed below.

                         . Spouses -- If the Designated Beneficiary is the
                           surviving spouse of the deceased and a Joint
                           Annuitant, except under certain types of Qualified Contracts, we will continue the contract in force with the surviving spouse as the new Owner and as the sole Annuitant. For contracts issued as IRAs (or custodial IRAs), if the Designated Beneficiary is the surviving spouse of the deceased and a Joint Annuitant, then the surviving spouse (or the custodian for the benefit of the surviving spouse) may continue the contract. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. If the Designated Beneficiary is the surviving spouse of the deceased person but not a Joint Annuitant, the rules for non-spouses will apply.

                         . Non-Spouses -- If the Designated Beneficiary is not
                           the surviving spouse of the deceased person, the contract cannot be continued in force indefinitely. Instead, upon the death of any Owner (or any Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

                            (1) receive the Death Benefit and any interest that
                                has been earned in one lump sum payment upon receipt of due proof of death and all required forms;

                            (2) receive the Death Benefit at any time during
                                the five year period following the date of death. See the "Requesting Payments" provision in this prospectus;

                            (3) apply the Death Benefit to provide an Income
                                Payment under Optional Payment Plan 1 or
                                Optional Payment Plan 2. The first Income
                                Payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.


                      If the Designated Beneficiary makes no choice within 30 days following receipt of due proof of death and all required forms at our Home Office, we will pay the Death Benefit at any time during the five year period following the date of death (number (2) above). Due proof of death must be provided within 90 days of the date of death. If due proof of death is not provided within 90 days of the date of death, we will pay the Contract Value as of the Valuation Day of receipt of due proof of death. We will not accept any Purchase Payments after we receive due proof of the non-spouse's death. If the Designated Beneficiary dies before we distribute the entire Death Benefit, we will pay in a lump sum any value remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.


                      Under numbers (1) and (2) above, the contract will terminate when we pay the Death Benefit. Under number (3) above, this contract will terminate when we apply the Death Benefit to provide Income Payments.

                      Within 30 days of the date of receipt of due proof of death and all required forms, a non-spousal Joint Annuitant that is also the surviving Owner may use the proceeds from number (1) above to purchase a contract with current terms and values substantially similar to this contract, as of the date of receipt of due proof of death and all required forms, including but not limited to the Guaranteed Minimum Income Payment, the value in each investment, Scheduled Installments, Scheduled Purchase Payments, surrender and access charges, and the Annuity Commencement Date. Any missed Scheduled Installments will still be due.

DEATH BENEFIT
AFTER THE
ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies after the Annuity Commencement Date, monthly Income Payments will be made as stated in the section discussing monthly Income Payments. See the "Benefits at Annuity Commencement Date" provision in this prospectus.

Benefits at Annuity Commencement Date

                      You must select an Annuity Commencement Date on your application. In order to receive Guaranteed Minimum Income Payments under this contract, all contract requirements must be met. The Annuity Commencement Date selected at the time of application must be at least 10 years from the date the contract is issued and may not be changed once the contract is issued. This date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). If your contract was purchased in conjunction with an Annuity Cross Funding Program, your Annuity Commencement Date for this contract and the Funding Annuity must be same. If you change the Annuity Commencement Date under the Funding Annuity Contract, you will no longer be eligible for Guaranteed Minimum Income Payments.

                      If the sole or last surviving Annuitant is still living on the Annuity Commencement Date and you have met all contractual requirements, we will pay you or your designated payee the monthly Income Payments that are guaranteed not to go below the minimum amount as stated on your contract's Data Pages and as described below beginning on that date unless you elected to receive payment in a lump sum. As provided in your contract, we may adjust the Annuitant(s)' age(s) used to determine the first Annual Variable Annuity Benefit, and we may deduct premium taxes from your payments.

                      Monthly Income Payments are made under a life Income Payment plan with a period certain of 10, 15, 20, 25, 30, 35, 40, 45, or 50 years. If you do not select a period certain we will use a life Income Payment plan with a 10 year period certain. If the Annuitant dies after the Annuity Commencement Date, AND monthly Income Payments were being made under a life Income Payment plan with a period certain, payments will continue to be made to the named Beneficiary(ies) until the end of the period certain. For instance, if monthly Income Payments are being paid under a life Income Payment plan with a period certain of 20 years and the Annuitant dies in the 10th year of monthly Income Payments, payments will continue to be made to the Annuitant's named Beneficiary(ies) for a period of 10 more years.

                      We determine your monthly Income Payments when the guarantee is in effect based on the Calculated Level Monthly Benefit. The Calculated Level Monthly Benefit is derived from the Annual Variable Annuity Benefit. The Calculated Level Monthly Benefit is one-twelfth of the Annual Variable Annuity Benefit plus level interest over a twelve-month period. The interest rate for each Annuity Year is the rate we declare for a twelve-month certain single purchase payment immediate fixed annuity, as of the Annuity Commencement Date or applicable Annuity Commencement Date Anniversary, for this contract.

                      The dollar amount of the first Annual Variable Annuity Benefit is a function of:

                         . the amount of your Contract Value on the Annuity
                           Commencement Date; and

                         . the annuity purchase rates shown in your contract.

                      The annuity purchase rates vary based on the age (and, for certain contracts, gender) of the Annuitant(s) as well as the certain period that was selected. Generally, the longer the life expectancy of the Annuitant(s) or the longer the certain period selected, the smaller the first Annual Variable Annuity Benefit will be. The benefit is calculated by:

                        (1) dividing the Contract Value on the Annuity
                            Commencement Date (less any applicable premium tax) by $1,000; and

                        (2) multiplying the result by the applicable annuity
                            purchase rate.


                      This amount is then "applied" to "acquire" Annuity Units. We determine the number of Annuity Units credited to a contract by dividing the dollar amount of the first Annual Variable Annuity Benefit by the Annuity Unit value for the Valuation Period ending on the Annuity Commencement Date or the first Valuation Period ending after the Annuity Commencement Date if the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or the Total Return Fund does not value its shares. The value of your Annuity Units changes daily as a result of the investment performance of the Subaccount.

                      We determine the dollar amount of each subsequent Annual Variable Annuity Benefit on each anniversary of the Annuity Commencement Date by multiplying the Annuity Unit value for the Valuation Period, or the first Valuation Period ending after the Annuity Commencement Date if the anniversary of the Annuity Commencement Date falls on a date when the New York Stock Exchange is closed or on a date when the Total Return Fund does not value its shares by the number of Annuity Units credited to the contract.


                      The Annuity Unit value equals (a) x (b) where:

                        (a) equals the Annuity Unit value for the preceding
                            Valuation Period; and

                        (b) equals (i) x (ii) where:

                            (i) is the net investment factor for the Valuation
                                Period for which we are calculating the Annuity Unit value; and

                           (ii) is an assumed discount rate equal to .99990575
                                raised to a power equal to the number of days in the Valuation Period.

                      If the Guaranteed Minimum Income Payment does not apply and the net investment return for the Subaccount over an Annuity Year is equal to 3.5% (the interest rate we use in calculating the amount of the Annual Variable Annuity Benefit), the Annual Variable Annuity Benefit for that Annuity Year will equal the benefit for the prior year. To the extent that such net investment return exceeds 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be greater than the benefit for the prior year. To the extent that such net investment return falls short of 3.5% for an Annuity Year, the Annual Variable Annuity Benefit for that Annuity Year will be less than the benefit for the prior year.

Guaranteed Minimum Income Payments

IF THE
GUARANTEED
MINIMUM
INCOME
PAYMENT IS IN
EFFECT
                      If you meet the conditions required under the contract for receipt of Guaranteed Minimum Income Payments (that is, within the time allowed, you paid all your Scheduled Installments and repaid the amount of any withdrawal received from the Subaccount plus interest and your Annuity Commencement Date was at least 10 years from the date the contract was issued), your monthly Income Payments after the Annuity Commencement Date will be at least equal to the Guaranteed Minimum Income Payments.

                      We will calculate your initial Calculated Level Monthly Benefit as discussed above under the "Benefits at Annuity Commencement Date" provision of this prospectus. If the initial monthly Income Payment is less than the Guaranteed Minimum Income Payment, your initial monthly Income Payment will equal the Guaranteed Minimum Income Payment. If this occurs, we will track the difference in the Adjustment Account that we establish on the Annuity Commencement Date. The value of the Adjustment Account will equal the greater of (a) and (b), where:

                        (a) is zero (0); and

                        (b) is 12 times the Guaranteed Minimum Income Payment
                            minus 12 times the initial Calculated Level Monthly Benefit.

                      Monthly Income Payments will remain constant for an Annuity Year. At the beginning of each subsequent Annuity Year, we will determine the amount of the monthly Income Payments for that Annuity Year.

                      For monthly Income Payments after the first Annuity Year, the actual payment is the greater of (a) and (b), where:

                        (a) is the subsequent Calculated Level Monthly Income
                            Benefit minus 1/12 of any value in the Adjustment Account as of the date of the last monthly Income Payment; and

                        (b) is the Guaranteed Minimum Income Payment.

                      For subsequent monthly Income Payments after the first Annuity Year, the value of the Adjustment Account will be the greater of (a) and (b), where:

                        (a) is zero (0); and

                        (b) is the value of the Adjustment Account as of the
                            date that we determined the last monthly Income Payment, plus 12 times the actual subsequent monthly Income Payment, minus 12 times the subsequent Calculated Level Monthly Benefit.

                      In other words, you will not receive any of the Subaccount's gain until the Adjustment Account has been repaid from any future performance of the Subaccount.

                      The Guaranteed Minimum Income Payment is determined at contract issue and is based on many factors. Individuals with the same factors will receive the same Guaranteed Minimum Income Payment. The factors include ages(s), gender(s), purchase date, Annuity Commencement Date chosen, Scheduled Installments, period certain, mortality, assumed interest rate, state in which the contract is issued, state premium tax (if any), and whether the contract is qualified or non-qualified.

REDUCED
GUARANTEED
MINIMUM INCOME
PAYMENTS
                      For contracts issued as Non-Qualified Contracts participating in the Annuity Cross Funding Program, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided the contract is still in effect as of the Default Date (described below) and you have made all Scheduled Installments for a period of at least 60 months. For Qualified Contracts, you may be entitled to reduced Guaranteed Minimum Income Payments if you lose your right to full Guaranteed Minimum Income Payments, provided your contract is still in effect as of the Default Date. The Annuity Cross Funding Program is not available for contracts issued on or after August 17, 2004.

                      The Valuation Day you lose your right to full Guaranteed Minimum Income Payments under the contract is considered the "Default Date." You will lose your right to full Guaranteed Minimum Income Payments under the contract when you:

                         . Miss a Scheduled Installment and do not pay that
                           Scheduled Installment within 12 months of the date it was due, plus interest at an effective annual rate of 6% and any applicable monthly billing fees. You may make no more than 24 Scheduled Installments outside the grace period over the life of your contract. See the "Reinstatement" provision in this prospectus; and/or

                         . Take any withdrawals from the Subaccount and do not
                           repay the amount withdrawn from the Subaccount within 12 months from the date of the withdrawal, plus interest at an effective annual rate of 6%.


                      If the due date of any missed payment falls on any date on which the New York Stock Exchange is not open for regular trading or on a date on which the Total Return Fund does not value its shares, the due date will occur on the next Valuation Day.

                      We will calculate the reduced Guaranteed Minimum Income Payment by taking (a) divided by (b) multiplied by (c), where:

                        (a) is the total of Scheduled Installments paid to the
                            Subaccount and not previously withdrawn prior to the Default Date;

                        (b) is the total Scheduled Installments that are
                            required to be paid into the Subaccount prior to the Annuity Commencement Date as shown on your contract's Data Pages (this date must be a date at least 10 years from the date the contract is issued); and

                        (c) is the Guaranteed Minimum Income Payment (as shown
                            on your contract's Data Pages).

                      Once the reduced Guaranteed Minimum Income Payment amount has been determined, we will not recalculate it again, even if subsequent Purchase Payments are made. In addition,

                         . if partial withdrawals are taken from the Subaccount
                           once the reduced Guaranteed Minimum Income Payment has been determined and you do not repay the partial withdrawals with interest, you will lose your right to Guaranteed Minimum Income Payments;

                         . we will not further reduce your Guaranteed Minimum
                           Income Payments as described above;

                         . you may not begin Income Payments prior to the
                           Annuity Commencement Date and still receive reduced Guaranteed Minimum Income Payments.

IF THE
GUARANTEED
MINIMUM
INCOME
PAYMENT IS NOT
IN EFFECT
                      If the Guaranteed Minimum Income Payment is not in effect, you may still receive Income Payments or elect to forego Income Payments and receive the value of the contract on or before the Annuity Commencement Date in the form of a lump sum payment. If you elect to receive Income Payments, your actual Income Payments will be in the form of an annual variable Income Payment similar to a variable Income Payment described above under the "Benefits at Annuity Commencement Date" provision. There will be no Adjustment Account established.

Optional Payment Plans

                      You may apply your Death Benefit proceeds or your Surrender Value to an Optional Payment Plan. You will lose any Guaranteed Minimum Income Payments if you elect to apply your Surrender Value or your Death Proceeds to an Optional Payment Plan. The terms of the Optional Payment Plan elected will then become applicable. If you surrender the contract and select Optional Payment Plan 1, Optional Payment Plan 2 (with a period certain of 10 or more years), or Optional Payment Plan 5, then the amount applied to the Optional Payment Plan is the Contract Value, which includes any applicable Market Value Adjustment, minus any applicable premium tax. The amount we apply to calculate Income Payments is net of any applicable premium tax.

                      During the Annuitant's life, and before Income Payments begin, you (or the Designated Beneficiary at your death) can choose an Optional Payment Plan. If you change a Designated Beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an Optional Payment Plan must be sent to our Home Office in a form acceptable to us. We do not allow any changes after Income Payments begin. If an Optional Payment Plan has not been chosen at the death of the Annuitant or Owner, your Designated Beneficiary can choose an Optional Payment Plan when we pay the Death Benefit. See "The Death Benefit" provision in this prospectus.

                      We will make Income Payments under one of the Optional Payment Plans annually. The amount of each payment under an Optional Payment Plan must be at least $100. Payments made under an Optional Payment Plan at the death of any Owner (or the Annuitant if the Owner is a non-natural person), must conform to the rules outlined in the "Death Benefit" provision.

                      We may make an age adjustment to determine the amount of the Income Payments. We will adjust the age according to the age adjustment table shown in your contract.

                      Fixed Income Payments. We will transfer proceeds applied to a fixed income option to our General Account. Payments made will equal or exceed those required by the state where we deliver the contract. We determine fixed Income Payments on the date we receive due proof of the Owner's death or on surrender. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      Variable Income Payments. We will transfer proceeds applied to a variable income option to the Subaccount. Your Income Payments, after the first payment, will reflect the investment experience of the Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any Owner's death or a surrender. We will calculate your variable Income Payments in the manner described above under the "Benefits at Annuity Commencement Date" provision of this prospectus.

                      Optional Payment Plans. The contract provides five Optional Payment Plans; all are available on a fixed basis. Optional Payment Plans 1 and 5 are available on a variable basis. If any payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Guaranteed amounts payable are determined assuming an interest rate of 3.5% compounded yearly. We may increase this rate and the amount of any payment. Following are explanations of the Optional Payment Plans available.

                        Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees annual payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. Payments are determined according to the table in the Monthly Income Benefit section of your contract. We determine the guaranteed amounts payable under the plan. The payee selects the designated period. If the payee dies during the minimum period, we may offer to pay the discounted sum of the remaining guaranteed payments in one payment.

                        Optional Payment Plan 2 -- Income for a Fixed
                        Period. This option guarantees annual payments for a fixed period not longer than 30 years. Payments will be made in accordance with the table in your contract. If the payee dies, we may offer to pay the discounted amount of the remaining guaranteed payments in one payment.

                        Optional Payment Plan 3 -- Income of a Definite Amount. This option provides annual payments of a definite amount to be paid. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If we increase the interest rate on amounts payable above the guaranteed rate, we will extend the payment period. If the payee dies, we may offer to pay the amount of the remaining proceeds with earned interest in one payment.

                        Optional Payment Plan 4 -- Interest Income. This option provides for annual payments of interest earned from the proceeds left with us. Payments will begin at the end of the first period chosen. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one payment.

                        Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make annual payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we may offer to pay the discounted amount of the remaining payments for the 10-year period in one payment.

                      If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the contract's Annuity Commencement Date. Variable income payments will begin within 7 days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, Optional Payment 3 or Optional Payment 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within 7 days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plans 2, Optional Payment 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within 7 days, however, some states require us to reserve the right to defer payments from the General Account for up to six months from the date we receive the request for payment.

Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply. Such requirements include that:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Variable Account must be
                           "adequately diversified" in accordance with regulations of the Internal Revenue Service ("IRS"); and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the annual Purchase Payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the Owner is currently taxable on the contract's earnings.


                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural Owner (entity) is taxable on the annual increase in the Contract Value in excess of the Purchase Payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Variable Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as the Variable Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Variable Account are adequately diversified. If the Variable Account fails to comply with these diversification standards, the Owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.


                      Although we do not control the investments of the Total Return Fund, we expect that the Total Return Fund will comply with IRS regulations so that the Variable Account will be considered "adequately diversified."


                      Age at which Income Payments must begin. Federal income tax rules do not expressly identify a particular age by which Income Payments must begin. However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's Purchase Payments paid and earnings. If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent of the gain in your contract, i.e., the excess of your Contract Value before the partial withdrawal over your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your Purchase Payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income. In applying the above rules, it is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Minimum Income Payment feature of the contract, amounts attributable to the Market Value Adjustment feature, or to benefits under the Disability Benefit Rider Option.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of Income Payments. The Code imposes tax on a portion of each Income Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

                      Pursuant to the Code, you will pay tax on the full amount of your Income Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of Death Benefits. We may distribute amounts from your contract because of the death of an Owner, a Joint Owner, or if an Owner is a non-natural person, an

                      Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the contract's Annuity Commencement Date.

                         . Before the contract's Annuity Commencement
                           Date. The Death Benefit is taxed in the same manner as Income Payments, if the Death Benefit is received under an Optional Payment Plan.

                           If not received under an Optional Payment Plan, the Death Benefit is taxed in the same manner as a surrender.

                         . After the contract's Annuity Commencement Date.  The
                           Death Benefit is excludable from income to the extent that it does not exceed the unrecovered "investment in the contract, provided the Death Benefit is received in accordance with the existing Optional Payment Plan." All Income Payments in excess of the unrecovered "investment in the contract" are includible in income.

                      The tax law imposes tax on a Death Benefit received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

                      Penalty taxes payable on partial withdrawals, surrenders, or Income Payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrenders or Income Payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . you receive as a series of substantially equal
                           periodic payments for the life (or life expectancy) of the taxpayer; or

                         . are received on or after the death of the Owner.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or one of its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, partial withdrawal or
                           Income Payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

                      Tax treatment of benefits provided by rider option. So long as you participate in the Annuity Cross Funding Program, the contract may be issued with certain riders, that provide benefits upon unemployment, disability, or death. These benefits include the waiver of Scheduled Installments relating to entitlement to Guaranteed Minimum Income Payments, and also certain increases in Income Payments that are calculated on the Annuity Commencement Date.

                      The tax treatment of these benefits is not clear in all instances. For example, while benefits received under the Unemployment Benefit Rider Option will be taxable, there is uncertainty regarding the amount and timing of the taxation of benefits under this rider. We believe that benefits from this rider should be taxable upon the Annuity Commencement Date, but it is possible that amounts could be subject to tax earlier. The investment in the contract generally would be increased by any amount that is taxable.

                      With respect to the Disability Benefit Rider Option and Joint Annuitant Life Benefit Rider Option, a portion of benefits may be excludable from income. There is uncertainty, however, regarding the scope of any available exclusion, as well as the time when any non-excludable benefits would be subject to tax.

                      We will tax report that portion of any benefit payment which we believe is subject to tax with respect to all the rider benefits.

                      Section 1035 exchanges. Under section 1035 of the Code, the exchange of one annuity contract (or a life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon death of a non-spousal Joint Owner, the contract provides the surviving Joint Owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We do not currently offer all of the types of Qualified Contracts described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn of the availability of Qualified Contracts at any given time.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its Death Benefit, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. At present, the contract may be used in conjunction with qualified corporate employee pension and profit-sharing plans ("401(a) plans"), including "401(k) plans," and qualified annuity plans ("403(a) plans"). The contract may also be used as or in conjunction with IRAs and Roth IRAs.

                      Terms of qualified plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified plan, we will amend a contract as generally necessary to conform to the requirements of that type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.


                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals and repayments of partial withdrawals permitted under this contract may not qualify as a qualified plan loan.

                      If this contract is purchased as an investment of a qualified retirement plan, the Owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the Owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.


                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      Guaranteed Minimum Income Payments. Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the contract's Guaranteed Minimum Income Payments feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the Owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Minimum Income Payments feature, as well as the optional riders, could increase the amount of the minimum required distribution that must be taken from your contract.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of Purchase
                           Payments and the time at which Purchase Payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of Purchase Payments made to Qualified Contracts;

                         . the Code does not allow a deduction for Purchase
                           Payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for Purchase Payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.


                      Under most qualified retirement plans, the Owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the Owner attains age 701/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires for other Qualified Contracts. Roth IRAs do not require any distributions during the Owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      When distributions are to be made for married participants under certain Qualified Contracts, the form of distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the annuitant.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase Payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you must include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. Additional Federal taxes may be payable in connection with a Qualified Contract. For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as an employer-sponsored retirement plan, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, the following exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

                         . received on or after the Owner reaches age 59 1/2;

                         . received on or after the Owner's death or because of
                           the Owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      Additional exceptions may be taxable.

                      Moving money from one Qualified Contract or qualified plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions in certain circumstances for distributions made between

                      2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers. The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

FEDERAL
INCOME TAX
WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or Income Payment, we will send you forms that explain the withholding requirements.

STATE INCOME
TAX WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF
THE COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Variable Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Variable Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Variable Account, we may impose a charge against the Variable Account to pay the taxes.

CHANGES IN
THE LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Subaccount within 7 days after receipt at our Home Office of a request in good order for a partial withdrawal or surrender. We also will ordinarily make payment of lump sum Death Benefit proceeds from the Subaccount within 7 days from the receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Day during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay Death Benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your Designated Beneficiary directly in the form
                            of a check; or


                        (2) by establishing an interest bearing account for the
                            Designated Beneficiary called the "Secure Access Account" in the amount of the Death Benefit.

                      When establishing the Secure Access Account we will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the Death Benefit payable. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the Designated Beneficiary with regard to the form of Death Benefit payment, we will automatically establish the Secure Access Account.


                      We will delay making a payment from the Subaccount or applying Subaccount Value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                              . the SEC declares that an emergency exists (due
                                to the emergency the disposal or valuation of the Variable Account's assets is not reasonably practicable);

                              . the New York Stock Exchange is closed for other
                                than a regular holiday or weekend;

                              . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our Owners.

                      We reserve the right to defer payments from the Guarantee Account and the Immediate Installment Account for a partial withdrawal or surrender for up to 6 months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.


                      If mandated under applicable law, we may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse any transfers into the Total Return Fund, request for surrenders, partial withdrawals, or death benefits, until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

Sales of the Contract


                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905. Although the Company and Capital Brokerage Corporation do not anticipate discontinuing offering the contracts, we do reserve the right to discontinue offering the contracts at any time.


                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.


                      Capital Brokerage Corporation offers the contracts through registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with CBC are also licensed as insurance agents in the states in which they do business and are appointed with us.


                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 12% of Purchase Payments received.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 1.4% of Purchase Payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 9.6% of Purchase Payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of Purchase Payments in the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Purchase Payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms. Some contracts, such as this contract, have rider options that have charges that vary based on certain underwriting criteria. Such factors include, but are not limited to: age, gender, and the coverage requested.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


                      During 2005, 2004 and 2003, $28.5 million, $21.8 million,
                      and $19.8 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Variable Account and any new Purchase Payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation.

Additional Information

OWNER
QUESTIONS
                      The obligations to Owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN
PRIVILEGE
                      Within the 15-day free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office at:


                                              Genworth Life and Annuity
                                              Insurance Company

                                              Annuity New Business
                                              6610 West Broad Street
                                              Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your Purchase Payments, the amount of the refund you receive will equal your Contract Value and any rider Purchase Payments received plus any adjustments required by applicable law or regulation on the date we receive the contract plus or minus any applicable Market Value Adjustment, but without reduction for any surrender charge or access charge. If state law requires that we return your Purchase Payments, the amount of the refund will equal the Purchase Payments made less any partial withdrawals you previously made. In certain states, you may have more than 15 days to return the contract for a refund.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Variable Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value, including your value in the Subaccount, the Immediate Installment Account and the Guarantee Account. The report also will show Purchase Payments and charges made during the statement period. We also will send you an annual and a semi-annual report for the GE Investments Funds, Inc. -- Total Return Fund, as required by the 1940 Act. In addition, you will receive a written confirmation when you make Purchase Payments, transfers from either the Immediate Installment Account or Guarantee Account to the Subaccount, or take partial withdrawals.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the 1933 Act, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Variable Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Genworth Life and Annuity Insurance Company



OVERVIEW
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

                      On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

                      On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

                      As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

                      We principally offer annuity contracts, guaranteed investment contracts ("GICs") and funding agreements, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection.

                         . Retirement Income and Investments.  We offer
                           deferred annuities (variable and fixed) and variable life insurance to a broad range of individual consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. We also offer GICs and funding agreements as investment products to institutional buyers.

                         . Protection.  Our Protection segment includes
                           universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policyholder. Medicare supplement insurance provides coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits.

                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes

MARKET
ENVIRONMENT AND
OPPORTUNITIES
                      We believe we are well positioned to benefit from a number of significant demographic, governmental and market trends, including the following:

                         . Aging U.S. population with growing retirement income
                           needs. According to a 2005 report issued by the U.S. Social Security Administration, from 1945 to 2003, U.S. life expectancy at birth increased from
                           62.9 years to 74.6 years for men and from 68.4 years to 79.6 years for women, respectively, and life expectancy is expected to increase further. In addition, increasing numbers of baby boomers are approaching retirement age. Based on the 2000 census, the U.S. Census Bureau projects that the percentage of the U.S. population aged 55 or older will increase from approximately 22% (65 million) in 2004 to more than 29% (97 million) in 2020. These increases in life expectancy heighten the risk that individuals will outlive their retirement savings. In addition, approximately $4.2 trillion of invested financial assets are held by people within 10 years of retirement and approximately $2.4 trillion of invested financial assets are held by individuals who are under age 70 and consider themselves retired, in each case according to a survey conducted by SRI Consulting Business Intelligence in 2004. We believe these trends will lead to growing demand for products, such as our income annuities and other investment products that help consumers accumulate assets and provide reliable retirement income.

COMPETITIVE
STRENGTHS
                      We believe the following competitive strengths will enable us to capitalize on opportunities in our targeted markets:

                         . Product innovation.  We are selective in the
                           products we offer and strive to maintain appropriate return and risk thresholds when we expand the scope of our product offerings.

                         . Extensive, multi-channel distribution network.  We
                           have extensive distribution reach and offer consumers access to our products through a broad network of financial intermediaries, independent producers and dedicated sales specialists. In addition, we maintain strong relationships with leading distributors by providing a high level of specialized and differentiated distribution support through technology solutions that support the distributors' sales efforts.

                         . Technology-enhanced, scalable, low-cost operating
                           platform. We have pursued an aggressive approach to cost-management and continuous customer service improvement. We also have developed sophisticated technology tools that enhance performance by automating key processes and reducing response times and process variations. Our teams of trained associates focus on delivering high touch customer service. In addition, we have centralized our operations and have established scalable, low-cost operating centers in Virginia. Through an outsourcing provider, we also have a substantial team of professionals in India who provide us with a variety of back office support services.

                         . Disciplined risk management with strong compliance
                           practices. Risk management and regulatory compliance are critical parts of our business, and we believe we are recognized in the insurance industry for our excellence in these areas. We employ comprehensive risk management processes in virtually every aspect of our operations, including product development, underwriting, investment management, asset-liability management and technology development programs. We have an experienced group of professionals dedicated exclusively to our risk management processes.

                         . Strong balance sheet and high-quality investment
                           portfolio. As part of Genworth, we believe our ratings and capital strength provide us with a significant competitive advantage. We have a diversified, high-quality investment portfolio with $6,890.9 million of invested assets as of December 31, 2005. Approximately 92.8% of our fixed maturities had ratings equivalent to investment-grade, and less than 1.0% of our total investment portfolio consisted of equity securities, as of December 31, 2005. We also actively manage the relationship between our investment assets and our insurance liabilities.

GROWTH
STRATEGIES
                      Our objective is to increase operating earnings and enhance returns on equity. We intend to pursue this objective by focusing on the following strategies:

                         . Capitalize on attractive growth prospects in our key
                           markets. We have positioned our product portfolio and distribution relationships to capitalize on the attractive growth prospects in our key markets:

                            Retirement income, where we believe growth will be driven by a variety of favorable demographic trends and the approximately $4.2 trillion of invested financial assets in the U.S. that are held by people within 10 years of retirement and approximately $2.4 trillion of invested assets that are held by individuals who are under age 70 and consider themselves retired, in each case according to a survey conducted by SRI Consulting Business Intelligence in 2004. Our Income Distribution Series of products are designed to enable the growing retired population to convert their accumulated assets into reliable income throughout their retirement years. Our Income Distribution Series of products are composed of our retirement income annuity products and three variable annuity riders that provide similar income features. It does not include immediate annuities or fixed annuities, which also serve income distribution needs but are reported separately. We are also offering a version of the guaranteed income product, ClearCourse/SM/, in the employer sponsored 401(k) market. ClearCourse/SM/ is designed to be an option within a 401(k) plan and offers participants the ability to purchase guaranteed retirement income while maintaining liquidity and the opportunity for market upside.
                            ClearCourse/SM/ provides plan participants with the ability to access defined benefit-like features within a defined contribution environment.

                            Funding-Agreement Backed Notes ("FA-BNs"), where the total FA-BN market has grown from $20.3 billion in 2000 issuance to $37.6 billion in 2004 issuance according to Standard and Poor's Rating Services ("S&P"). S&P reports 2005 issuance to be down to $32.1 billion, this in part is due to reduced issuance levels from a previously frequent issuer as well as the overall tight spread environment. Genworth's Retirement Income and Investments segment began issuing in the unregistered market in 2000 through Bear Stearns' Premium Asset Trust structure and has placed $7.4 billion through 2005, $685.0 million of which was issued through the Company. In December 2005, we registered with the Securities and Exchange Commission ("SEC") a $5.0 billion proprietary registered note platform and subsequently issued a $300.0 million inaugural deal targeting institutional investors. In 2006, we will explore introducing a retail notes platform whereby retail investors can purchase amounts in denominations of $1,000. The demand for strong credit ratings and diversity of issuer base should support growth for us in this market space.

                         . Further strengthen and extend our distribution
                           channels. We intend to further strengthen and extend our distribution channels by continuing to differentiate ourselves in areas where we believe we have distinct competitive advantages. These areas include:

                            Product innovations, as illustrated by new product introductions, such as the introduction of ClearCourse/SM /for the employer sponsored 401(k) market, our Income Distribution Series of guaranteed income products and riders, our FA-BN program which provides us the ability to issue fixed or floating rate offerings with wide-ranging maturities.

                            Collaborative approach to key distributors, which includes joint business improvement program and our tailored approach to our sales intermediaries addressing their unique service needs, which have benefited our distributors and helped strengthen our relationships with them.

                         . Enhance returns on capital and increase margins.  We
                           believe we will be able to enhance our returns on capital and increase our margins through the following means:

                            Adding new business layers at targeted returns and optimizing mix. We have introduced revised pricing and new products, which we believe will increase our expected returns. We have exited or placed in run-off certain product lines in blocks of business with low returns. As these blocks decrease, we expect to release capital over time to deploy to higher-return products and/or businesses.

                            Investment income enhancements. The yield on our investment portfolio is affected by the practice, prior to Genworth's separation from GE, of realizing investment gains through the sale of appreciated securities and other assets during a period of historically low interest rates. This strategy had been pursued to offset impairments in our investment portfolio and to fund consolidations and restructurings, and provide current income. Since 2003, our current investment strategy has been to optimize investment income without relying on realized investment gains. We continue to experience a challenging interest-rate environment in which the yields that we can achieve on new investments are lower than the aggregate yield on our existing portfolio. We will seek to mitigate declines in our investment yields by continuously evaluating our asset class mix, pursuing additional investment classes, utilizing active management strategies, and accepting additional credit risk when we believe that it is prudent to do so.

                            Ongoing operating cost reductions and efficiencies. We continually focus on reducing our cost base while maintaining strong service levels for our customers. We expect to accomplish this goal through a wide range of cost management disciplines, including reducing supplier costs, leveraging process improvement efforts, forming focused teams to identify opportunities for cost reductions and investing in new technology, particularly for web-based, digital end-to-end processes.

Retirement Income and Investments



OVERVIEW
                      Through our Retirement Income and Investments segment, we offer fixed and variable deferred annuities and income annuities. We offer these products to a broad range of consumers who want to accumulate tax-deferred assets for retirement, desire a reliable source of income during their retirement, and/or seek to protect against outliving their assets during retirement.

                      We have continued to focus on our Income Distribution Series of variable annuity products and riders in response to customers who desire guaranteed minimum income streams with equity market upside at the end of the contribution and accumulation period. Our Income Distribution Series of variable annuity products and riders provides the contractholder with a guaranteed minimum income stream that they cannot outlive, along with an opportunity to participate in market appreciation, but reduces some of the risks to insurers that generally accompany traditional products with guaranteed minimum income benefits. We are targeting people who are focused on building a personal portable retirement plan or are moving from the accumulation to the distribution phase of their retirement planning. During 2005, we introduced our ClearCourse/SM /product for the employer sponsored 401(k) market. ClearCourse/SM/ is designed to be an option within a 401(k) plan and offers participants the ability to purchase guaranteed retirement income while maintaining liquidity and the opportunity for equity appreciation.
                      ClearCourse/SM/ provides plan participants with the ability to access defined benefit-like features within a defined contribution environment. Genworth employees are offered this product as an option in their 401(k) plan and we have two other large clients in varying stages of implementation with more than 40 potential clients in varying stages of product assessment. In October 2005, we also introduced a guaranteed minimum withdrawal benefit for life product, Lifetime Income Plus, that was added to our Income Distribution Series products. This product filled a customer need within our Income Distribution Series for guaranteed income payments, that the customer cannot outlive, along with the opportunity for market upside, similar to our RetireReady/SM/ Retirement Answer Variable Annuity ("Retirement Answer") (formerly known as GE Retirement Answer(R)) and added significant liquidity features. We initiated a $5.0 billion SEC registered notes program secured by funding agreements. This program became effective in December 2005 and provides us with the ability to issue fixed or floating rate offerings with maturities ranging from 9 months to 30 years. Our initial issuance through this program was a five-year, $300.0 million floating rate funding agreement, which was funded during December 2005.

                      According to VARDS, we were the largest provider of variable income annuities in the U.S. for the year ended December 31, 2005, based upon total premiums and deposits. According to LIMRA International, sales of individual annuities were $216.5 billion in 2005. From June 2004 through December 2005, the Federal Reserve increased short-term rates from 1.0% to 4.25% while long-term interest rates remained relatively stable. This "flattening" of the yield curve resulted in a shift in demand to shorter duration instruments like bank certificates of deposits and money market funds and away from longer-duration products like annuities. Within the fixed annuity market, we saw an increasing demand for products with an equity-indexed component, such as equity-indexed annuities. We did not have a product with an equity-indexed component in the market in 2005, but we have launched such a product in the first quarter of 2006. In variable annuities, we expect product demand to primarily be driven by product features and guarantees. Although volatility in the equity markets may cause some potential purchasers to refrain from purchasing products such as variable annuities and variable life insurance, many of today's purchasers are seeking to remain invested in the equity markets and, at that same time, have guarantees to protect their income during their retirement years. We believe that moderately higher longer-term interest rates and greater public awareness about the need for lifetime retirement income protection will result in increased demand for annuities and other investment products that help consumers accumulate assets and provide reliable retirement income.

                      We offer variable and fixed deferred annuities, in which assets accumulate until the contract is surrendered, the contractholder dies, takes withdrawals or the contractholder begins receiving benefits under an annuity payout option. We also offer variable income annuities. We believe our variable annuity offerings continue to appeal to contractholders who wish to participate in returns linked to equity and bond markets with many desiring products with options that provide certain minimum guarantees. We also offer variable life insurance through our Retirement Income and Investments segment because this product provides investment features that are similar to our variable annuity products.

                      In addition to our annuity and variable life insurance products, we offer a number of specialty products, including GICs and funding agreements (including those issued pursuant to the above-referenced FA-BN program). We sell GICs to ERISA-qualified plans, such as pension and 401(k) plans, and we sell funding agreements to money market funds that are not ERISA qualified and to other institutional investors.

                      We offer our annuities and other investment products primarily through financial institutions and specialized brokers, as well as independent accountants and independent advisers associated with Genworth's captive broker/dealer. We provide extensive training and support to our distributors through a wholesaling sales force that specializes in retirement income needs.

                      The following table sets forth selected financial information regarding the products we offer through our Retirement Income and Investments segment as of the dates or for the periods indicated:



                                                         As of or for the Years Ended
                                                                 December 31,
                                                       --------------------------------
(Dollar amounts in millions)                              2005       2004        2003
----------------------------------------------------------------------------------------
Variable annuities
Account value, net of reinsurance, beginning of period $ 1,003.9  $ 10,455.1  $ 8,891.9
  Deposits                                                 928.6       766.9    1,822.6
  Market Performance                                        99.0        70.3    1,254.9
  Surrenders, benefits and product charges                (102.1)      (35.4)  (1,514.3)
  Reinsurance transfer/1/                                     --   (10,253.0)        --
                                                       ---------  ----------  ---------
Account value, net of reinsurance, end of period       $ 1,929.4  $  1,003.9  $10,455.1

Variable life
Account value, net of reinsurance, beginning of period $   344.0  $    313.2  $   255.9
  Deposits                                                  33.3        38.9       45.3
  Market Performance                                        27.3        41.4       42.4
  Surrenders, benefits and product charges                 (42.6)      (49.5)     (30.4)
                                                       ---------  ----------  ---------
Account value, net of reinsurance, end of period       $   362.0  $    344.0  $   313.2

GICs and funding agreements
Account value, net of reinsurance, beginning of period $ 3,667.3  $  4,051.8  $ 5,263.3
  Deposits                                                 430.4       460.1      869.2
  Interest credited                                        131.1       144.5      177.8
  Surrenders, benefits and product charges              (1,506.1)     (989.1)  (2,258.5)
                                                       ---------  ----------  ---------
Account value, net of reinsurance, end of period       $ 2,722.7  $  3,667.3  $ 4,051.8

Fixed annuities
Account value, net of reinsurance, beginning of period $   853.4  $    939.3  $ 1,026.6
  Deposits                                                   2.1         8.9        5.7
  Interest credited                                         36.0        39.0       42.2
  Surrenders, benefits and product charges                (114.1)     (133.8)    (135.2)
                                                       ---------  ----------  ---------
Account value, net of reinsurance, end of period       $   777.4  $    853.4  $   939.3

Single Premium Income Annuities
Account value, net of reinsurance, beginning of period $    78.8  $     78.6  $    83.9
  Deposits                                                  14.0        10.3        8.2
  Interest credited                                          7.4         5.7        3.8
  Surrenders, benefits and product charges                 (20.4)      (15.8)     (17.3)
                                                       ---------  ----------  ---------
Account value, net of reinsurance, end of period       $    79.8  $     78.8  $    78.6

Structured Settlements
Account value, net of reinsurance, beginning of period $      --  $    181.3  $   184.2
  Deposits                                                    --          --         --
  Interest credited                                           --          --       13.1
  Surrenders, benefits and product charges                    --         0.2      (16.0)
  Reinsurance transfer/1/                                     --      (181.5)        --
                                                       ---------  ----------  ---------
Account value, net of reinsurance, end of period       $      --  $       --  $   181.3
----------------------------------------------------------------------------------------


                    /1/ We ceded to Union Fidelity Life Insurance Company
                        ("UFLIC"), effective as of January 1, 2004, all of our in-force structured settlement contracts and substantially all of our in-force variable annuity contracts.

PRODUCTS

VARIABLE ANNUITIES    We offer variable annuities that allow the contractholder
                      to make payments to a separate account that are divided into subaccounts that invest in available mutual funds and if available, the contractholder may make allocations to a guaranteed interest-rate account which is a part of our general account. All allocations are determined by the contractholder. A deferred variable annuity has an accumulation period and a payout period. Our variable annuity products allow the contractholder to allocate all or a portion of his account value to a separate account that is divided into subaccounts that are distinct from our general account. Assets allocated to the separate account have subaccounts that track the performance of the available mutual funds. There is no guaranteed minimum rate of return in these subaccounts which invest in these mutual funds, and the contractholder bears the entire risk associated with the performance of these subaccounts. Some of our variable annuities also permit the contractholder to allocate a portion of his account value to our general account, in which case we credit interest at specified rates, subject to certain guaranteed minimums.

                      Our variable annuity contracts permit the contractholder to withdraw all or part of the premiums paid, plus the amount credited to his account, subject to surrender charges, if any. The cash surrender value of a variable annuity contract depends upon the value of the assets that have been allocated to the contract, how long those assets have been in the contract and the investment performance of the subaccounts that invest in the mutual funds to which the contractholder has allocated assets.

                      Variable annuities provide us with fee-based revenue in the form of expense and mortality charges. These fees equal a percentage of the contractholder's assets in the separate account and typically range from 0.75% to 1.70% per annum. We also receive fees charged on assets allocated to our separate account to cover administrative costs.

                      We also offer variable annuities with fixed account options and with bonus features. Variable annuities with fixed account options enable the contractholder to allocate a portion of his account value to the fixed account, which pays a fixed interest crediting rate. Allocations to the fixed account within the variable annuity are limited to 25% of the account value. The portion of the account value allocated to the fixed account option represents a general account liability for us and functions similarly to a traditional fixed annuity, whereas for the portion allocated to the separate account, the contractholder bears the investment risk. Our variable annuities with bonus features entitle the contractholder to an additional increase to his account value upon making a deposit. However, variable annuities with bonus features are subject to different surrender charge schedules and expense charges than variable annuities without the bonus feature.

                      Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid upon the annuitant's death. Our contractholders also have the option to purchase, through riders, at an additional charge, enhanced death benefits. Assuming every annuitant died on December 31, 2005, as of that date, contracts with death benefit features not covered by reinsurance had an account value of $1.9 billion and a related death benefit exposure of $8.2 million net amount at risk. In 2003, we raised prices of, and reduced certain benefits under, our newly issued GMDBs. We continue to evaluate our pricing, hedging and reinsurance of GMDB features and intend to change prices as appropriate. In addition, in 2004, we introduced a variable annuity product with a guaranteed minimum withdrawal benefit ("GMWB"). This product provides a guaranteed annual withdrawal of a fixed portion of the initial deposit over a fixed period of time, but requires a balanced asset allocation of the owner's separate account deposit. In 2005, we expanded our GMWB lineup by offering a guaranteed minimum withdrawal benefit for the life of the owner while maintaining our requirement for a balanced assets allocation of the owner's separate account deposit. GMWB for life is a component of our Income Distribution Series of variable annuity products and riders.

                      With some employers moving away from traditional defined benefit pension plans to 401(k) plans, in October 2005 we responded by introducing ClearCourse/SM/, a group variable annuity product. The ClearCourse/SM/ product is designed to represent an investment option within a company's 401(k) retirement plan. It offers participants the ability to build guaranteed retirement income while maintaining liquidity and growth potential. ClearCourse/SM/ provides participants with the ability to access defined benefit-like features within a defined contribution environment. The product is distributed via direct salespeople and through third-party benefits administrators.

                      We continually review potential new variable annuity products and pursue only those where we believe we can achieve targeted returns in light of the risks involved. Unlike several of our competitors, we have not offered variable annuity products with traditional guaranteed minimum income benefits ("GMIBs") or with guaranteed minimum accumulation benefits ("GMABs"). Traditional GMIB products guarantee an annuitization value for guaranteed income payments equal to the premium accumulated at a specified minimum appreciation rate for a defined period of time, after which annuity payments commence. GMAB products guarantee a customer's account value will be no less than the original investment at the end of a specified accumulation period, plus a specified interest rate.

                      Although we do not offer traditional GMIBs or GMABs, we have been able to capitalize on the demand for products with guarantees with our Retirement Answer which was introduced in April 2002. Retirement Answer is a variable deferred annuity that has a minimum ten-year scheduled deposit period for customers who desire guaranteed minimum income streams at the end of an accumulation period. The income stream may exceed the guaranteed minimum based upon the performance of the subaccount investing in the mutual fund. As of December 31, 2005, our sales as measured by collected scheduled periodic deposits and future scheduled periodic deposits for this product totaled $1.5 billion since its inception. Based on key product design features, some of which have patents pending which have been assigned to Genworth, we believe Retirement Answer allows us to provide our customers a guaranteed income annuity product that mitigates a number of the risks that accompany traditional guaranteed minimum income benefits offered by many of our competitors.

                      Retirement Answer is a component of our Income Distribution Series of variable annuity products and riders. The Income Distribution Series also includes the Guaranteed Income Advantage ("GIA"), the Principal Protection Advantage ("PPA"), and the Lifetime Income Plus ("LIP"). GIA is a rider to several of our variable annuity products that provides retirement benefits similar to Retirement Answer but requires contractholders to allocate assets among a prescribed group of subaccounts that invest in mutual funds ("Prescribed Investment Strategy"). Whereas Retirement Answer and GIA require a minimum ten-year accumulation period, PPA is designed for purchasers nearing retirement and requires only a three-year accumulation period before annuitization.

                      In the second quarter 2004, we entered into reinsurance transactions in which we ceded, effective January 1, 2004, all of our in-force variable annuity business, excluding Retirement Answer, to UFLIC. We have continued to sell variable annuities and are retaining that business for our own account.

VARIABLE LIFE         We offer variable life insurance products that provide
INSURANCE             insurance coverage through a policy that gives the
                      policyholder flexibility in investment choices and, in some products, in premium payments and coverage amounts.
                      Our variable life products allow the policyholder to allocate all or a portion of his premiums to a separate account that is divided into subaccounts that are distinct from our general account. Assets allocated to each separate account have subaccounts that track the performance of available mutual funds. There is no guaranteed minimum rate of return in these subaccounts, which invest in these mutual funds, and the policyholder bears the entire investment risk associated with the performance of the subaccounts. Some of our variable life insurance products also permit the policyholder to allocate all or a portion of his account value to our general account, in which case we credit interest at specified rates, subject to certain guaranteed minimums, which are comparable to the minimum rates in effect for our fixed annuities.

                      Similar to our variable annuity products, we collect specified mortality and expense charges and fees charged on assets allocated to the separate account to cover administrative services and costs. We also collect cost of insurance charges on our variable life insurance products to compensate us for the mortality risk of the guaranteed death benefit, particularly in the early years of the policy when the death benefit is significantly higher than the value of the policyholder's account.

                      Our life insurance policies provide a death benefit payable upon death of the insured. Owners of life insurance pay premiums that are applied to their account value, net of any expense charges. We deduct cost of insurance charges, which vary by age, gender, plan, and class of insurance from the account value. We determine our cost of insurance each year in advance, which is subject to a maximum stated in each policy. The owner may access their account value through policy loans, partial withdrawals, or full surrender of the policy. Some withdrawals and surrenders are subject to surrender charges.

                      Our variable life insurance policies provide policyholders with lifetime death benefit coverage, the ability to accumulate assets on a flexible, tax-deferred basis, and the option to access the cash value of the policy through a policy loan, partial withdrawal or full surrender. Our variable life insurance products allow policyholders to adjust the timing and amount of premium payments. We credit premiums paid, less certain expenses, to the policyholder's account and from that account deduct regular expense charges and certain risk charges, known as cost of insurance, which generally increase from year to year as the insured ages. Our variable life insurance policies accumulate cash value that we pay to the insured when the policy lapses or is surrendered. Most of our variable life insurance policies also include provisions for surrender charges for early termination and partial withdrawals.

GUARANTEED            We offer GICs and funding agreements, which are
INVESTMENT            deposit-type products that pay a guaranteed return to the
CONTRACTS AND         contractholder on specified dates. GICs are purchased by
FUNDING AGREEMENTS    ERISA qualified plans, including pension and 401(k)
                      plans. Funding agreements are purchased by institutional accredited investors for various kinds of funds and accounts that are not ERISA qualified. Purchasers of funding agreements include money market funds, bank common trust funds and other corporate and trust accounts and private investors including Genworth Global Funding
                      Trust as part of our SEC registered note program.

                      Substantially all our GICs allow for the payment of benefits at contract value (on a pro-rata basis as to plan participants) to ERISA plans prior to contract maturity in the event of death, disability, retirement or change in investment election. We carefully underwrite these risks before issuing a GIC to a plan and historically have been able to effectively manage our exposure to these benefit payments. Our GICs typically credit interest at a fixed interest rate and have a fixed maturity generally ranging from two to six years.

                      Our funding agreements generally credit interest on deposits at a floating rate tied to an external market index. To hedge our exposure to fluctuations in interest rates, we invest the proceeds backing floating-rate funding agreements in floating-rate assets. Some of our funding agreements are purchased by money market funds, bank common trust funds and other short-term investors. These funding agreements typically are renewed annually, and may contain "put" provisions, through which the contractholder has an option to terminate the funding agreement for any reason after giving notice within the contract's specified notice period. As of December 31, 2005, we had an aggregate of $200.0 million of floating-rate funding agreements outstanding, excluding those issued under the FA-BN program, compared to $1,108.0 million as of December 31, 2004. This decline was due to a planned reduction in these products. Of the $200.0 million aggregate amount outstanding as of December 31, 2005, $50.0 million had put option features of 180 days; the remaining contracts contain no optionality.

                      We also issue funding agreements to trust accounts to back medium-term notes purchased by investors. We have historically issued these in an unregistered format through Bear Stearns Premium Asset Trust structure, but in December 2005, we launched our proprietary FA-BN program with an inaugural $300.0 million issuance. These contracts typically are issued for terms of one to seven years. As of December 31, 2005 and 2004, we had an aggregate of $535.0 million and $435.0 million, respectively, of these funding agreements backing notes. These funding agreements do not permit early termination.

FIXED ANNUITIES       We have a closed block of single premium deferred
                      annuities ("SPDAs"). In addition, we offer two fixed annuity products in the form of modified guaranteed annuity contracts. These contracts provide for a single premium to be allocated to a guaranteed term option for one or more guaranteed terms ranging from 1 to 10 years in duration. During the accumulation period, the portion of the single premium payment allocated to any guaranteed term will earn a pre-declared guaranteed rate of interest for that term. However, if the contractholder surrenders or annuitizes the contract prior to the end of term, or withdraws or transfers any portion of assets prior to the end of the guaranteed term, we will apply a market value adjustment to the proceeds and we may assess a surrender charge. The market value adjustment may result in a positive, negative or zero change in value depending on interest rates in effect at the time the market value adjustment is applied. For example, if interest rates are rising, generally the contractholder will bear the risk that the market value adjustment will be negative, causing a reduction in the amount available for surrender. However, if interest rates are falling, generally, the contractholder will receive a positive market value adjustment, providing an increase in value when surrendering the contract. If there is no change in interest rates at the time of the market value adjustment, generally, the market value adjustment will have no impact on contract value. Approximately $179.0 million, or 23.0% of the total account value of our fixed annuities as of December 31, 2005, were subject to surrender charges.

                      At least once each month, we set an interest crediting rate for newly issued fixed annuities and additional deposits. We maintain the initial crediting rate for a minimum period of one year or the guarantee period, whichever is longer. Thereafter, we may adjust the crediting rate no more frequently than once per year for any given deposit. Our modified guaranteed annuity contracts have a minimum guaranteed crediting rate of 3.0%.

FIXED IMMEDIATE       In exchange for a single premium, fixed immediate
ANNUITIES             annuities provide a fixed amount of income for either a
                      defined number of years, the annuitant's lifetime, or the greater of the two periods. Income can be paid monthly, quarterly, semi-annually or annually and generally begins within one year of receipt of the premium. Fixed immediate annuities also include annuitizations chosen as a settlement option for an existing deferred annuity contract. We do not currently offer fixed immediate annuities as a stand-alone product.

STRUCTURED            In the second quarter 2004, we entered into reinsurance
SETTLEMENTS           transactions in which we ceded, effective January 1,
                      2004, all of our in-force structured settlements business to UFLIC. We currently are not actively marketing this product.

UNDERWRITING
AND PRICING
                      We generally do not underwrite individual lives in our annuity products. Instead, we price our products based upon our expected investment returns and our expectations for mortality, longevity and persistency for the group of our contractholders as a whole, taking into account mortality improvements in the general population and our historical experience. We price deferred annuities by analyzing longevity and persistency risk, volatility of expected earnings on our assets under management, and the expected time to retirement. We price our GICs using customized pricing models that estimate both expected cash flows and likely variance from those expectations caused by reallocations of assets by plan participants.

                      Underwriting for our variable life insurance policies involves a determination of the type and amount of risk that we are willing to accept. Our underwriters evaluate each policy application on the basis of the information provided by the applicant and others. We follow detailed and uniform underwriting practices and procedures designed to properly assess and quantify risks before issuing coverage to qualified applicants. The long-term profitability of our products is affected by the degree to which future experience deviates from these assumptions.

COMPETITION
                      We face significant competition in all our Retirement Income and Investments products. Many other companies actively compete for sales in our markets, including other major insurers, banks, other financial institutions, mutual fund and money asset management firms and specialty providers. In many of our product lines, we face competition from competitors that have greater market share or breadth of distribution, offer a broader range of products, services or features, assume a greater level of risk, have lower profitability expectations or have higher claims paying ratings than we do. Many competitors offer similar products and use similar distribution channels. The substantial expansion of banks' and insurance companies' distribution capacities and expansion of product features in recent years has intensified pressure on margins and production levels and has increased the level of competition in many of our business lines.

Protection



OVERVIEW
                      Through our Protection segment, we offer accident and health insurance, which includes Medicare supplement insurance. We also have life insurance, which includes universal life insurance and interest-sensitive whole life insurance; however, these products are not currently offered.

PRODUCTS

ACCIDENT AND HEALTH   The primary product in this line is Medicare supplement
INSURANCE             insurance. Our Medicare supplement insurance provides
                      coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits. These products are sold to individuals through dedicated sales specialists as well as selected independent distributors. We have expanded our Medicare supplement product in a majority of states and have seen growth in these new states.

LIFE INSURANCE        Our life insurance products provide protection for the
                      entire life of the insured and allow for cash value accumulation. These products include interest-sensitive whole life ("ISWL") and universal life insurance ("UL").
                      Our life insurance policies provide a death benefit payable upon death of the insured. Owners of life insurance pay premiums that are applied to their account value, net of any expense charges. We deduct cost of insurance charges, which vary by age, gender, plan, and class of insurance from the account value. We determine our cost of insurance each year in advance, which is subject to a maximum stated in each policy. The owner may access their account value through policy loans, partial withdrawals, or full surrender of the policy. Some withdrawals and surrenders are subject to surrender charges.

                      We credit the policyholder account value for ISWL and UL policies with interest at an interest rate we determine in advance and generally guarantee for a policy year at a time. Policies have a minimum credited interest rate, which varies by policy and ranges from 4.0% to 6.0%. ISWL and UL differ in two major ways. ISWL requires the contractholder to pay a fixed premium we determine each year, while UL allows a contractholder to determine the amount of premium to be paid, subject to certain minimum and maximum values. Also, the ISWL death benefit is fixed at issue, while the contractholder may decrease and (subject to evidence of good health) increase the death benefit on a UL policy.

                      Our UL policies provide policyholders with lifetime death benefit coverage, the ability to accumulate assets on a flexible, tax-deferred basis, and the option to access the cash value of the policy through a policy loan, partial withdrawal or full surrender. Our UL products allow policyholders to adjust the timing and amount of premium payments. We credit premiums paid, less certain expenses, to the policyholder's account and from that account deduct regular expense charges and certain risk charges, known as cost of insurance, which generally increase from year to year as the insured ages. Our UL policies accumulate cash value that we pay to the insured when the policy lapses or is surrendered. Most of our UL policies also include provisions for surrender charges for early termination and partial withdrawals. As of December 31, 2005, 60.1% of our in-force block of universal life insurance was subject to surrender charges. We also sell joint, second-to-die policies that are typically used for estate planning purposes. These policies insure two lives rather than one, with the policy proceeds paid after the death of both insured individuals.

COMPETITION
                      We face significant competition in all our Protection segment operations. Our competitors include other large and highly rated insurance carriers. Some of these competitors have greater resources than we do, and many of them offer similar products and use similar distribution channels.

CORPORATE AND
OTHER
                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses) and unallocated corporate income, expenses and income taxes.

DISTRIBUTION
                      We distribute our products through an extensive and diversified distribution network that is balanced between independent sales intermediaries, including financial intermediaries and independent producers, and dedicated sales specialists. We believe this access to a variety of distribution channels enables us to respond effectively to changing consumer needs and distribution trends. We compete with other financial institutions to attract and retain commercial relationships in each of these channels, and our success in competing for sales through these sales intermediaries depends upon factors such as the amount of sales commissions and fees we pay, the strength and breadth of our product offerings, the strength of our brand, our perceived stability and our financial strength ratings, the marketing and services we provide to them and the strength of the relationships we maintain with individuals at those firms. We have strategically positioned our multi-channel distribution network to capture a broad share of the distributor and consumer markets and to accommodate different consumer preferences in how to purchase insurance and financial services products.

                      Our Retirement Income and Investments and Protection segments both distribute their products through the following channels:

                         . financial intermediaries, including banks,
                           securities brokerage firms, and independent broker/dealers;

                         . independent producers, including brokerage general
                           agencies ("BGAs"), affluent market producer groups and specialized brokers; and

                         . dedicated sales specialists, including affiliated
                           networks of both accountants and personal financial advisers.

                      The following table sets forth our annualized first-year premiums and deposits for the products in our Retirement Income and Investments and Protection segments, categorized by each of our distribution channels.



  (Dollar amounts in millions)             Year Ended December 31, 2005                    Year Ended December 31, 2004
--------------------------------- ----------------------------------------------- -----------------------------------------------
           Annualized                                         Dedicated                                       Dedicated
      First-Year Premiums           Financial    Independent    Sales               Financial    Independent    Sales
        and Deposits/1/           Intermediaries  Producers  Specialists  Total   Intermediaries  Producers  Specialists  Total
---------------------------------------------------------------------------------------------------------------------------------
Retirement Income and Investments     $941.2       $438.2       $51.5    $1,430.9     $932.3       $170.6       $43.9    $1,146.8
Protection                               0.1          9.6         2.4        12.1         --          4.4         3.2         7.6
---------------------------------------------------------------------------------------------------------------------------------


                    /1/ Annualized first-year premiums and deposits reflect the amount of business we generated during a specified period. We consider annualized first-year premiums and deposits to be a measure of our operating performance because they represent a measure of new sales of insurance policies and additional investments by our customers during a specified period, rather than a measure of our revenues or profitability during that period.

FINANCIAL             We have selling agreements with various financial
INTERMEDIARIES        intermediaries in the U.S., including banks, securities
                      brokerage firms and independent broker/dealers. We use financial intermediaries to distribute a significant portion of our deferred and income annuities and other investment products. They also distribute a small portion of our variable life insurance policies to their individual clients. We have wholesalers who are our employees and who work to develop sales relationships with new financial intermediaries and to expand sales with existing financial intermediaries. Approximately
                      10.2% of our variable annuity product sales in 2005 were through one national bank. However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace and the availability of business from other distributors.

INDEPENDENT           Brokerage general agencies.  We distribute certain
PRODUCERS             products through independent BGAs located throughout the
                      U.S. BGAs market our products, and those of other insurance companies, through a network of independent brokers who sell our products.

                      Affluent market producer groups. Through strong relationships with several industry-leading affluent market producer groups, we have access to producers who sell our products. These groups target high-net-worth individuals, which we define to include households with at least $1 million of liquid assets. We distribute annuity products through these groups.

                      Specialized brokers. We distribute certain products through brokers that specialize in a particular insurance or investment product and deliver customized service and support to their clients. We distribute GICs and funding agreements through a group of 38 specialized brokers and investment managers as of December 31, 2005.

                      Dedicated sales specialists. We have dedicated sales specialists who sell our Medicare supplement insurance product and other products of our affiliated insurers on a select basis.

Marketing




                      As part of Genworth, we promote and differentiate our products and services through a variety of offerings, technology services, specialized support for our distributors and innovative marketing programs tailored to particular consumer groups.

                      The RetireReady/SM /series of variable annuities is the foundation for our Income Distribution Series. Marketing of these products is supported by internal and external wholesalers who help distributors understand each product's and rider's features. In addition, we also hold "Income Summits" throughout the country, educating distributors on the need for guaranteed income during one's retirement years as part of a sound overall financial plan. We believe education of our distributors and potential contractholders is key to our success in marketing these products as they move from accumulation of assets to the "spend-down" or distribution of assets.

                      Genworth has focused its marketing approach on promoting its brand to key constituencies, including sales intermediaries, employees, investors and consumers. These programs include advertising on television and in trade and business periodicals that are likely to reach those demographic groups. We also seek to build recognition of the Genworth brand and maintain strong relationships with leading distributors by providing a high level of specialized and differentiated distribution support, such as product training, advanced marketing and sales solutions, financial product design for affluent customers and technology solutions that support the distributors' sales efforts and by pursuing joint business improvement efforts. In addition, Genworth sponsors various advisory councils with independent sales intermediaries and dedicated sales specialists to gather their feedback on industry trends, new product suggestions and ways to enhance their relationships.

                      Pursuant to a transitional trademark license agreement, GE granted us the right to use the "GE" mark and the "GE" monogram for up to five years following Genworth's IPO in connection with our products and services. Most of our current products and services, however, are now primarily using the Genworth mark and logo, and we expect to complete our transition to the Genworth brand by the end of 2006.

Risk Management



OVERVIEW
                      Risk management is a critical part of our business and we have adopted rigorous risk management processes in virtually every aspect of our operations, including product development, underwriting, investment management, asset-liability management and technology development projects. The primary objective of these risk management processes is to reduce the variations we experience from our expected results. We have an experienced group of professionals, including actuaries, statisticians and other specialists, dedicated exclusively to our risk management process. We have emphasized our adherence to rigorous risk management techniques and leveraged the benefits into a competitive advantage in marketing and managing our products.

NEW PRODUCT
INTRODUCTIONS
                      Our risk management process begins with the development and introduction of new products and services. We have established a rigorous product development process that specifies a series of required analyses, reviews and approvals for any new product. For each proposed project, this process includes a review of the market opportunity and competitive landscape for each proposed product, major pricing assumptions and methodologies, return expectations, reinsurance strategies, underwriting criteria and business risks and potential mitigating factors. Before we introduce a new product in the market, we establish a monitoring program with specific performance targets and leading indicators, which we monitor frequently to identify any deviations from expected performance so that we can take prompt corrective action when necessary. Significant product introductions require approval by our senior management team. We use a similarly rigorous process to introduce variations to existing products and to introduce existing products through new distribution channels.

PRODUCT
PERFORMANCE
REVIEWS
                      We have Risk Committees at the Retirement Income and Investments and Protection segment levels. We also utilize Genworth's Risk Committee which includes the following executives of Genworth: Chief Executive Officer, Chief Risk Officer, Chief Financial Officer, Chief Investment Officer, Chief Actuary, and the Presidents of our operating segments. This risk committee process requires reviews of major products in all operating segments on a regular cycle, typically twice per year. These reviews include an analysis of the major drivers of profitability, underwriting performance, variations from expected results, regulatory and competitive environment and other factors affecting product performance. In addition, we initiate special reviews when a product's performance fails to meet any of the indicators we established during that product's introductory review process. If a product does not meet our performance criteria, we consider adjustments in pricing, design and marketing or ultimately discontinuing sales of that product. We review our underwriting, pricing and risk selection strategies on a regular basis to ensure that our products remain progressive, competitive and consistent with our marketing and profitability objectives. We are also subject to periodic external audits by our reinsurers, which provide us with valuable insights into other innovative risk management practices.

ASSET-LIABILITY
MANAGEMENT
                      We maintain segmented investment portfolios for the majority of our product lines. This enables us to perform an ongoing analysis of the interest rate risks associated with each major product line, in addition to the interest rate risk for our overall enterprise. We analyze the behavior of our liability cash flows across a wide variety of future interest rate scenarios, reflecting policy features and expected policyholder behavior. We also analyze the behavior of our asset portfolios across the same scenarios. We believe this analysis shows the sensitivity of both our assets and liabilities to large and small changes in interest rates and enables us to manage our assets and liabilities more effectively.

PORTFOLIO
DIVERSIFICATION
                      We use limits to ensure a spread of risk in our business. We have strict limitations on credit risk to avoid concentration in our investment portfolio. Our product portfolios have considerable diversification due to the variety of products we have sold over a number of years. We also manage unique product exposures in our business.

ACTUARIAL
DATABASE AND
INFORMATION
SYSTEMS
                      Our extensive actuarial databases and innovative information systems technology are important tools in our risk management programs. We also have substantial experience in offering individual life insurance products, and we have developed a large database of claims experience, particularly in preferred risk classes, which provides significant predictive experience for mortality.

COMPLIANCE
                      Legal and regulatory compliance are critical parts of our business. Throughout our Company, we instill a strong commitment to integrity and ethics in business dealings and compliance with applicable laws and regulations. We have professionals dedicated to legal and regulatory compliance matters.

OPERATIONS AND
TECHNOLOGY

SERVICE AND SUPPORT   We benefit from Genworth's dedicated team of service and
                      support personnel including the operations through an arrangement with an outsourcing provider in India who assist our sales intermediaries and customers with their service needs. We use advanced and, in some cases, proprietary, patent-pending technology to provide product design and underwriting, and we operate service centers that leverage technology, integrated processes, and process management techniques.

                      In our Retirement Income and Investments and Protection segments, we interact directly and cost-effectively with our independent sales intermediaries and dedicated sales specialists through secure websites that have enabled them to transact business with us electronically, obtain information about our products, submit applications, check application and account status and view commission information. We also provide our independent sales intermediaries and dedicated sales specialists with account information to disseminate to their customers through the use of industry-standard communications.

OPERATING CENTERS     We have centralized our operations and have established
                      scalable, low-cost operating centers in Virginia. In addition, through an arrangement with an outsourcing provider, we have a substantial team of professionals in India who provide a variety of services to us, including customer service, transaction processing, and functional support including finance, investment research, actuarial, risk and marketing resources to our insurance operations.

TECHNOLOGY            We rely on Genworth's proprietary processes for project
CAPABILITIES AND      approval, execution, risk management and benefit
PROCESS IMPROVEMENT   verification as part of our approach to technology
                      investment. Genworth has been issued 14 patents and has filed more than 70 pending patent applications.
                      Genworth's technology team is experienced in large-scale project delivery, including many insurance administration system consolidations and the development of Internet-based servicing capabilities. Genworth continually manages technology costs by standardizing its technology infrastructure, consolidating application systems, reducing servers and storage devices and managing project execution risks.

RESERVES
                      We calculate and maintain reserves for estimated future benefit payments to our policyholders and contractholders in accordance with U.S. GAAP. We release these reserves as those future obligations are extinguished. The reserves we establish reflect estimates and actuarial assumptions with regard to our future experience. These estimates and actuarial assumptions involve the exercise of significant judgment. Our future financial results depend significantly upon the extent to which our actual future experience is consistent with the assumptions we have used in pricing our products and determining our reserves. Many factors can affect future experience, including economic and social conditions, inflation, healthcare costs, changes in doctrines of legal liability and damage awards in litigation. Therefore, we cannot determine with complete precision the ultimate amounts we will pay for actual future benefits or the timing of those payments.

RETIREMENT INCOME     For our investment contracts, including annuities, GICs,
AND INVESTMENTS       and funding agreements, contractholder liabilities are
                      equal to the accumulated contract account values, which generally consist of an accumulation of deposit payments, less withdrawals, plus investment earnings and interest credited to the account, less expense, mortality, and profit charges, if applicable. We also maintain a separate reserve for any expected future payments in excess of the account value due to the potential death of the contractholder. For variable life insurance policies, policyholder liabilities are generally based on policyholder account values, to include premiums collected, interest credited, deduction of policy charges and market performance.

PROTECTION            We establish reserves for life insurance policies based
                      upon generally recognized actuarial methods. We use mortality tables in general use in the U.S., modified where appropriate, to reflect relevant historical experience and our underwriting practices. Persistency, expense and interest rate assumptions are based upon relevant experience and expectations for future development. We establish reserves at amounts which, including the receipt of assumed additional premiums and interest assumed to be earned on the assets underlying the reserves, we expect to be sufficient to satisfy our policy obligations.

                      The liability for policy benefits for universal life insurance policies and interest-sensitive whole life policies is equal to the account balance that accrues to the benefit of policyholders, including credited interest, plus any amount needed to provide for additional benefits. We also reflect in the reserves amounts that we have deducted from the policyholder's balance to compensate us for services to be performed in future periods.

                      Our reserves for unpaid health insurance claims are estimates of the ultimate net cost of both reported and unreported losses not yet settled. Our liability is based upon an evaluation of historical claim run-out patterns and includes a provision for adverse claim development. Reserves for incurred but not reported claims in our health insurance business are based upon historic incidence rates.

REINSURANCE
                      We follow the industry practice of reinsuring portions of our insurance risks with reinsurance companies. We use reinsurance both to diversify our risks and to manage loss exposures and capital effectively. The use of reinsurance permits us to write policies in amounts larger than the risk we are willing to retain, and also to write a larger volume of new business.

                      We cede insurance primarily on a treaty basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria. To a lesser extent, we cede insurance risks on a facultative basis, under which the reinsurer's prior approval is required on each risk reinsured. Use of reinsurance does not discharge us, as the insurer, from liability on the insurance ceded. We, as the insurer, are required to pay the full amount of our insurance obligations even in circumstances where we are entitled or able to receive payments from our reinsurer. The principal reinsurers to which we cede risks have A.M. Best financial strength ratings ranging from "A+" to "A-." Historically, we have not had significant concentrations of reinsurance risk with any one reinsurer. However, prior to the completion of the Genworth IPO, we entered into reinsurance transactions with UFLIC, which resulted in a significant concentration of reinsurance risk with UFLIC whose obligations to us are secured by trust accounts as described in Note 5 in our financial statements under "Item 8 -- Financial Statements and Supplementary Data."

                      On November 30, 2005, we entered into a reinsurance agreement with First Colony Life Insurance Company, an affiliate, to cede liabilities arising from the funding agreements issued as part of our FA-BN program as described in Note 5 in our financial statements under "Item 8 -- Financial Statements and Supplementary Data."

                      The following table sets forth our exposure to our top five reinsurers, along with the reinsurance recoverable as of December 31, 2005, and the A.M. Best ratings of those reinsurers as of that date:



                                             Reinsurance
      (Dollar amounts in millions)           Recoverable A.M. Best Rating
      -------------------------------------------------------------------
      UFLIC/1/                                $2,141.1          A-
      Genworth Life Insurance Company             98.7          A+
      Max Re Ltd                                  40.7          A-
      Swiss Re Life & Health America Inc.          7.2          A+
      American United Life Insurance Company       5.4          A
      -------------------------------------------------------------------


                    /1/ See note 5 to the financial statements included in
                        Item 8 of our Annual Report.

FINANCIAL
STRENGTH RATINGS
                      Ratings with respect to financial strength are an important factor in establishing the competitive position of insurance companies. Ratings are important to maintaining public confidence in us and our ability to market our products. Rating organizations review the financial performance and condition of most insurers and provide opinions regarding financial strength, operating performance and ability to meet obligations to policyholders or contractholders, but these ratings are not designed to be, and do not serve as, measures of protection or valuation offered to our policyholders or contractholders. Short-term financial strength ratings are an assessment of the credit quality of an issuer with respect to instruments considered short-term in the relevant market, typically one year or less.

                      We are rated by A.M. Best, S&P, Moody's and Fitch as follows:



                  A.M. Best Rating    S&P Rating     Moody's Rating    Fitch Rating
--------------------------------------------------------------------------------------
Long-term rating   A+ (Superior)   AA- (Very Strong) Aa3 (Excellent) AA- (Very Strong)
Short-term rating    Not rated           A-1+              P-1           Not rated
--------------------------------------------------------------------------------------

                      A.M. Best states that its "A+" (Superior) rating is assigned to those companies that have, in its opinion, a superior ability to meet their ongoing obligations to policyholders. The "A+" (Superior) rating is the second-highest of fifteen ratings assigned by A.M. Best, which range from "A++" to "S".

                      S&P states that an insurer rated "AA" (Very Strong) has very strong financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments. The "AA" range is the second-highest of the four ratings ranges that meet these criteria, and also is the second-highest of nine financial strength rating ranges assigned by S&P, which range from "AAA" to "R." A plus (+) or minus (-) shows relative standing in a rating category. Accordingly, the "AA-" rating is the fourth-highest of S&P's 20 ratings categories. The short-term rating "A-1" is the highest rating and shows the capacity to meet financial commitments is strong. Within this category, the designation of a plus sign (+) indicates capacity to meet its financial commitments is extremely strong.

                      Moody's states that insurance companies rated "Aa" (Excellent) offer excellent financial security. Moody's states that companies in this group constitute what are generally known as high-grade companies. The "Aa" range is the second-highest of nine financial strength rating ranges assigned by Moody's, which range from "Aaa" to "C." Numeric modifiers are used to refer to the ranking within the group, with 1 being the highest and 3 being the lowest. Accordingly, the "Aa3" rating is the fourth-highest of Moody's 21 ratings categories. The short-term rating "P1" is the highest rating and shows superior ability for repayment of short-term debt obligations.

                      Fitch states that "AA" (Very Strong) rated insurance companies are viewed as possessing very strong capacity to meet policyholder and contract obligations. Risk factors are modest, and the impact of any adverse business and economic factors is expected to be very small. The "AA" rating category is the second-highest of eight financial strength rating categories, which range from "AAA" to "D." The symbol (+) or (-) may be appended to a rating to indicate the relative position of a credit within a rating category. These suffixes are not added to ratings in the "AAA" category or to ratings below the "CCC" category. Accordingly, the "AA-" rating is the fourth-highest of Fitch's 24 ratings categories.

                      A.M. Best, S&P, Moody's and Fitch review their ratings periodically and we cannot assure you that we will maintain our current ratings in the future. Other agencies may also rate our Company on a solicited or an unsolicited basis.

INVESTMENTS

OVERVIEW As of December 31, 2005, we had total cash, cash equivalents and invested assets of $7,234.9 million. As of December 31, 2005, we also had an additional $8,777.3 million held in our separate accounts, for which we do not bear investment risk. We manage our assets to meet diversification, credit quality, yield and liquidity requirements of our policy and contract liabilities by investing primarily in fixed maturities, including government, municipal and corporate bonds, mortgage-backed and other asset-backed securities and mortgage loans on commercial real estate. We also invest in other investments, including a small position in limited partnership and equity securities. In all cases, our investments are required to comply with restrictions imposed by applicable laws and insurance regulatory authorities.

                      The following table sets forth our cash, cash equivalents and invested assets as of the dates indicated:



                                                          December 31,
                                                 -------------------------------
                                                      2005            2004
                                                 --------------- ---------------
                                                 Carrying % of   Carrying % of
(Dollar amounts in millions)                      Value   Total   Value   Total
--------------------------------------------------------------------------------
Fixed-maturities, available-for-sale
  Public                                         $3,627.8  50.1% $4,706.7  53.0%
  Private                                         1,649.5  22.8%  2,294.5  25.8%
Commercial mortgage loans                         1,042.1  14.4%  1,207.7  13.6%
Other investments                                   389.9   5.4%    466.5   5.3%
Policy loans                                        158.3   2.2%    148.4   1.7%
Equity securities, available for sale                23.3   0.3%     26.8   0.3%
Cash and cash equivalents                           344.0   4.8%     26.4   0.3%
                                                 -------- ------ -------- ------
Total cash, cash equivalents and invested assets $7,234.9 100.0% $8,877.0 100.0%
--------------------------------------------------------------------------------



                      Our primary investment objective is to meet our obligations to policyholders and contractholders while increasing value to our stockholder by investing in a diversified high-quality portfolio, income producing securities and other assets. Our investment strategy seeks to optimize investment income without relying on realized investment gains. Our investment strategy focuses primarily on:

                         . minimizing interest rate risk through management of
                           asset durations relative to policyholder and contractholder obligations;

                         . selecting assets based on fundamental,
                           research-driven strategies;

                         . emphasizing fixed-interest, low-volatility assets;

                         . maintaining sufficient liquidity to meet unexpected
                           financial obligations;

                         . regularly evaluating our asset class mix and
                           pursuing additional investment classes; and

                         . continuously monitoring asset quality.

                      We are exposed to two primary sources of investment risk:

                         . credit risk, relating to the uncertainty associated
                           with the continued ability of a given issuer to make timely payments of principal and interest; and

                         . interest rate risk, relating to the market price and
                           cash flow variability associated with changes in market interest rates.

                      We manage credit risk by analyzing issuers, transaction structures and any associated collateral. We use sophisticated analytic techniques to monitor credit risk. For example, we continually measure the probability of credit default and estimated loss in the event of such a default, which may provide us with early notification of worsening credits. We also manage credit risk through industry and issuer diversification and asset allocation practices. For commercial mortgage loans, we manage credit risk through geographic, property type and product type diversification and asset allocation. We routinely review different issuers and sectors and conduct more formal quarterly portfolio reviews with our Investment Committee.

                      We mitigate interest rate risk through rigorous management of the relationship between the duration of our assets and the duration of our liabilities, seeking to minimize risk of loss in both rising and falling interest rate environments. For further information on our management of interest rate risk, see "Item 7A -- Quantitative and Qualitative Disclosures About Market Risk."

FIXED MATURITIES      Fixed maturities, which are classified as
                      available-for-sale, including tax-exempt bonds, consist principally of publicly traded and privately placed debt securities, and represented 72.9% and 78.9% of total cash and invested assets as of December 31, 2005 and 2004, respectively.

                      We invest in privately placed fixed maturities to increase diversification and obtain higher yields than can ordinarily be obtained with comparable public market securities. Generally, private placements provide us with protective covenants, call protection features and, where applicable, a higher level of collateral. However, our private placements are not freely transferable because of restrictions imposed by federal and state securities laws, the terms of the securities, and illiquid trading markets.

                      The Securities Valuation Office of the National Association of Insurance Commissioners ("NAIC") evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations". The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated "Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

                      The following tables present our public, private and aggregate fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon their equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain securities, primarily non-U.S. securities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.



                                                   December 31,
                              -------------------------------------------------------
Public Fixed Maturities                  2005                        2004
-----------------------       --------------------------- ---------------------------
NAIC   Rating Agency
Rating Equivalent Designation
------ ----------------------
                              Amortized Estimated  % of   Amortized Estimated  % of
(Dollar amounts in millions)    Cost    Fair Value Total    Cost    Fair Value Total
-------------------------------------------------------------------------------------
  1      Aaa/Aa/A             $2,292.3   $2,292.6   63.2% $3,008.1   $3,046.6   64.7%
  2      Baa                   1,003.2    1,020.5   28.1%  1,210.5    1,258.8   26.7%
  3      Ba                      235.8      241.2    6.6%    287.9      305.2    6.5%
  4      B                        62.6       63.8    1.8%     78.6       77.8    1.7%
  5      Caa and lower             6.2        6.0    0.2%     16.3       13.5    0.3%
  6      In or near default        3.2        3.7    0.1%      4.1        4.8    0.1%
         Not rated                  --         --      --       --         --      --
                              --------   --------  ------ --------   --------  ------
         Total public fixed
         maturities           $3,603.3   $3,627.8  100.0% $4,605.5   $4,706.7  100.0%
-------------------------------------------------------------------------------------

                                                    December 31,
                              --------------------------------------------------------
Private Fixed Maturities                  2005                        2004
------------------------      ---------------------------  ---------------------------
NAIC   Rating Agency
Rating Equivalent Designation
------ ----------------------
                                                                     Estimated
                              Amortized Estimated   % of   Amortized    Fair    % of
(Dollar amounts in millions)    Cost    Fair Value  Total    Cost      Value    Total
--------------------------------------------------------------------------------------
  1    Aaa/Aa/A               $1,013.3   $1,005.3   61.0%  $  973.9   $  978.4   42.6%
  2    Baa                       568.7      578.4   35.1%   1,068.5    1,102.9   48.1%
  3    Ba                         53.6       55.0    3.3%     120.3      125.7    5.5%
  4    B                           7.1        6.9    0.4%      57.0       57.7    2.5%
  5    Caa and lower               3.3        3.5    0.2%      14.4       13.4    0.6%
  6    In or near default          0.4        0.4      --       3.0        3.0    0.1%
       Not rated                    --         --      --      13.2       13.4    0.6%
                              --------   --------  ------  --------   --------  ------
       Total private fixed
       maturities             $1,646.4   $1,649.5   100.0% $2,250.3   $2,294.5  100.0%
--------------------------------------------------------------------------------------

                                                    December 31,
                              --------------------------------------------------------
Total Fixed Maturities                    2005                        2004
----------------------        ---------------------------  ---------------------------
NAIC   Rating Agency
Rating Equivalent Designation
------ ----------------------
                              Amortized Estimated   % of   Amortized Estimated  % of
(Dollar amounts in millions)    Cost    Fair Value  Total    Cost    Fair Value Total
--------------------------------------------------------------------------------------
  1    Aaa/Aa/A               $3,305.6   $3,297.9   62.5%  $3,982.0   $4,025.0   57.5%
  2    Baa                     1,571.9    1,598.9   30.3%   2,279.0    2,361.7   33.7%
  3    Ba                        289.4      296.2    5.6%     408.2      430.9    6.2%
  4    B                          69.7       70.7    1.3%     135.6      135.5    1.9%
  5    Caa and lower               9.5        9.5    0.2%      30.7       26.9    0.4%
  6    In or near default          3.6        4.1    0.1%       7.1        7.8    0.1%
       Not rated                    --         --      --      13.2       13.4    0.2%
                              --------   --------  ------  --------   --------  ------
       Total fixed maturities $5,249.7   $5,277.3  100.0%  $6,855.8   $7,001.2  100.0%
--------------------------------------------------------------------------------------



                      Based upon estimated fair value, public fixed maturities represented 68.7% and 67.2% of total fixed maturities as of December 31, 2005 and 2004, respectively. Private fixed maturities represented 31.3% and 32.8% of total fixed maturities as of December 31, 2005 and 2004, respectively.

                      We diversify our fixed maturities by security sector. The following table sets forth the estimated fair value of our fixed maturities by sector as well as the percentage of the total fixed maturities holdings that each security sector comprised as of the dates indicated:



                                                December 31,
                                     -----------------------------------
                                           2005              2004
                                     ----------------- -----------------
                                     Estimated  % of   Estimated  % of
        (Dollar amounts in millions) Fair Value Total  Fair Value Total
        ----------------------------------------------------------------
        U.S. government and agencies  $   70.2    1.3%  $   52.4    0.7%
        State and municipal                 --      --       0.7      --
        Government -- Non U.S.           111.4    2.1%     105.4    1.5%
        U.S. corporate                 2,817.0   53.4%   4,040.6   57.7%
        Corporate -- Non-U.S.            460.2    8.7%     802.8   11.5%
        Mortgage-backed                  992.0   18.8%   1,319.7   18.9%
        Asset-backed                     826.5   15.7%     679.6    9.7%
                                      --------  ------  --------  ------
        Total fixed maturities        $5,277.3  100.0%  $7,001.2  100.0%
        ----------------------------------------------------------------



                      The following table sets forth the major industry types that comprise our corporate bond holdings, based primarily on industry codes established by Lehman Brothers, as well as the percentage of the total corporate bond holdings that each industry comprised as of the dates indicated:



                                                December 31,
                                     -----------------------------------
                                           2005              2004
                                     ----------------- -----------------
                                     Estimated  % of   Estimated  % of
       (Dollar amounts in millions)  Fair Value Total  Fair Value Total
       -----------------------------------------------------------------
       Finance and insurance          $1,001.4   30.6%  $1,712.6   35.4%
       Utilities and energy              567.7   17.3%     834.5   17.2%
       Consumer -- non cyclical          434.7   13.3%     587.1   12.1%
       Capital goods                     254.3    7.8%     367.7    7.6%
       Consumer -- cyclical              314.4    9.6%     363.6    7.5%
       Industrial                        196.1    6.0%     288.7    6.0%
       Technology and communications     165.0    5.0%     222.7    4.6%
       Transportation                    112.7    3.4%      92.1    1.9%
       Other                             230.9    7.0%     374.4    7.7%
                                      --------  ------  --------  ------
       Total                          $3,277.2  100.0%  $4,843.4  100.0%
       -----------------------------------------------------------------



                      We diversify our corporate bond holdings by industry and issuer. The portfolio does not have significant exposure to any single issuer. As of December 31, 2005, our combined corporate bond holdings in the ten issuers to which we had the greatest exposure was $438.4 million which was approximately 6.1% of our total cash and invested assets as of December 31, 2005. The exposure to the largest single issuer of corporate bonds held as of December 31, 2005 was $63.2 million, which was less than 1.0% of our total cash and invested assets as of such date.

COMMERCIAL MORTGAGE   Our commercial mortgage loans are collateralized by
LOANS                 commercial properties, including multifamily residential
                      buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

                      We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:



                                                December 31,
                             ---------------------------------------------------
Property Type                          2005                      2004
-------------                ------------------------- -------------------------
(Dollar amounts in millions) Carrying Value % of Total Carrying Value % of Total
--------------------------------------------------------------------------------
     Office                     $  346.8       33.3%      $  356.1       29.5%
     Industrial                    353.7       33.9%         386.2       32.0%
     Retail                        233.5       22.4%         335.9       27.8%
     Apartments                     91.5        8.8%         105.6        8.7%
     Mixed use/other                16.6        1.6%          23.9        2.0%
                                --------      ------      --------      ------
     Total                      $1,042.1      100.0%      $1,207.7      100.0%
--------------------------------------------------------------------------------

                                                December 31,
                             ---------------------------------------------------
Geographic Region                      2005                      2004
-----------------            ------------------------- -------------------------
(Dollar amounts in millions) Carrying Value % of Total Carrying Value % of Total
--------------------------------------------------------------------------------
     Pacific                    $  299.4       28.7%      $  332.8       27.6%
     South Atlantic                190.1       18.2%         255.3       21.1%
     Middle Atlantic               115.5       11.1%         129.3       10.7%
     East North Central            204.0       19.6%         215.1       17.8%
     Mountain                       97.8        9.4%         101.4        8.4%
     West South Central             38.6        3.7%          65.8        5.4%
     West North Central             48.1        4.6%          52.0        4.3%
     East South Central             17.3        1.7%          15.4        1.3%
     New England                    31.3        3.0%          40.6        3.4%
                                --------      ------      --------      ------
     Total                      $1,042.1      100.0%      $1,207.7      100.0%
--------------------------------------------------------------------------------



                      The following table sets forth the distribution of our commercial mortgage loans by loan size as of the dates indicated:



                                                      December 31,
                              -------------------------------------------------------------
                                           2005                           2004
                              ------------------------------ ------------------------------
                              Number of Principal            Number of Principal
(Dollar amounts in millions)    Loans    Balance  % of Total   Loans    Balance  % of Total
-------------------------------------------------------------------------------------------
Under $5 million                 276    $  562.1     53.8%      287    $  585.8     48.1%
$5 million but less than $10
 million                          31       198.2     18.9%       40       268.8     22.1%
$10 million but less than $20
 million                          11       164.6     15.7%       11       157.6     13.0%
$20 million but less than $30
 million                           2        43.4      4.2%        2        45.1      3.7%
More than $30 million              2        77.1      7.4%        4       159.4     13.1%
                                 ---    --------    ------      ---    --------    ------
Total                            322    $1,045.4    100.0%      344    $1,216.7    100.0%
-------------------------------------------------------------------------------------------

                      The following table sets forth the scheduled maturities for our commercial mortgage loans as of the date indicated:



                                                December 31, 2005
                                            -------------------------
           (Dollar amounts in millions)     Carrying Value % of Total
           ----------------------------------------------------------
           Due in 1 year or less               $    8.1        0.8%
           Due after 1 year through 2 years        36.8        3.5%
           Due after 2 year through 3 years         8.9        0.9%
           Due after 3 year through 4 years        12.9        1.2%
           Due after 4 year through 5 years        47.3        4.5%
           Due after 5 years                      928.1       89.1%
                                               --------      ------
           Total                               $1,042.1      100.0%
           ----------------------------------------------------------



                      We monitor our commercial mortgage loans on a continual basis. These reviews include an analysis of the property, its financial statements, the relevant market and tenant creditworthiness. Through this monitoring process, we review loans that are restructured, delinquent or under foreclosure and identify those that management considers to be potentially delinquent.

                      The following table sets forth the changes in allowance for losses on mortgage loans as of the dates indicated:



                                                       As of or for
                                                         the years
                                                           ended
                                                       December 31,
                                                       ------------
            (Dollar amounts in millions)                2005   2004
            --------------------------------------------------------
            Balance, beginning of period               $10.4  $10.4
            Provision charged (released) to operations  (4.6)   1.0
            Transfers                                     --   (0.6)
            Amounts written off, net of recoveries      (1.5)  (0.4)
                                                       -----  -----
            Balance, end of period                     $ 4.3  $10.4
            --------------------------------------------------------



                      During 2005, we adjusted our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

EQUITY SECURITIES     Our equity securities, which are classified as
                      available-for-sale, primarily consist of mutual funds and retained interests in our securitization transactions. We had equity securities of $23.3 million and $26.8 million as of December 31, 2005 and 2004, respectively.

OTHER INVESTMENTS     The following table sets forth the carrying values of our
                      other investments as of the dates indicated:



                                                    December 31,
                                 ---------------------------------------------------
                                           2005                      2004
                                 ------------------------- -------------------------
(Dollar amounts in millions)     Carrying Value % of Total Carrying Value % of Total
------------------------------------------------------------------------------------
Restricted other invested assets     $332.0        85.2%       $   --         -- %
Securities lending                       --           --        406.9        87.2%
Limited partnerships                   48.6        12.4%         53.0        11.4%
Other investments                       9.3         2.4%          6.6         1.4%
                                     ------       ------       ------       ------
Total                                $389.9       100.0%       $466.5       100.0%
------------------------------------------------------------------------------------



                      On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in Other Liabilities. Additionally, the investment securities transferred are included in Other Invested Assets and are shown as restricted assets.

                      We participated in a securities lending program whereby blocks of securities included in our portfolio were loaned primarily to major brokerage firms. We require a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. As of December 31, 2005, we are not participating in the securities lending program.

                      The limited partnerships primarily represent interests in pooled investment funds that make private equity investments in U.S. and non-U.S. companies. Other investments are primarily swaps, options and strategic equity investments.

Regulation



Our Businesses are Subject to Extensive Regulation and Supervision.

GENERAL
                      Our insurance operations are subject to a wide variety of laws and regulations. State insurance laws regulate most aspects of our business, and we are regulated by the insurance department of the state in which we are domiciled and states where we are licensed to transact business. We and our insurance products also are affected by U.S. federal, state and local tax laws. Insurance products that constitute "securities," such as variable annuities and variable life insurance policies, also are subject to U.S. federal and state securities laws and regulations. The SEC, the National Association of Securities Dealers ("NASD"), as well as the insurance departments of the states in which we are licensed, regulate and supervise these products.

                      The purpose of the laws and regulations affecting our insurance and securities businesses is primarily to protect our customers. Many of the laws and regulations to which we are subject are regularly re-examined, and existing or future laws and regulations may become more restrictive or otherwise adversely affect our operations.

                      In addition, insurance and securities regulatory authorities (including state law enforcement agencies and attorneys general) increasingly make inquiries regarding compliance by us with insurance, securities and other laws and regulations regarding the conduct of our insurance business and insurance products which are also regulated as securities products. We cooperate with such inquiries and take corrective action when warranted.

                      Some of our customers and independent sales intermediaries also operate in regulated environments. Changes in the regulations that affect their operations also may affect our business relationships with them and their ability to purchase or to distribute our products.

INSURANCE
REGULATION
                      We are licensed and regulated in all jurisdictions in which we conduct insurance business. The extent of this regulation varies, but most jurisdictions have laws and regulations governing the financial condition of insurers, including standards of solvency, types and concentration of investments, establishment and maintenance of reserves, credit for reinsurance and requirements of capital adequacy, and the business conduct of insurers, including marketing and sales practices and claims handling. In addition, statutes and regulations usually require the licensing of insurers and their agents, the approval of policy forms and related materials and the approval of rates for certain lines of insurance.

                      The types of insurance laws and regulations applicable to us are described below.

INSURANCE HOLDING     All jurisdictions in which we conduct insurance business
COMPANY REGULATION    have enacted legislation that requires each insurance
                      company in a holding company system, except captive insurance companies, to register with the insurance regulatory authority of its jurisdiction of domicile and to furnish that regulatory authority financial and other information concerning the operations of, and the interrelationships and transactions among, companies within its holding company system that may materially affect the operations, management or financial condition of the insurers within that system. These laws and regulations also regulate transactions between insurance companies and their parents and affiliates. Generally, these laws and regulations require that all transactions within a holding company system between an insurer and its affiliates be fair and reasonable and that the insurer's statutory surplus following any transaction with an affiliate be both reasonable in relation to its outstanding liabilities and adequate to its financial needs. Statutory surplus is the excess of admitted assets over the sum of statutory liabilities and capital. For certain types of agreements and transactions between an insurer and its affiliates, these laws and regulations require prior notification to, and non-disapproval or approval by, the insurance regulatory authority of the insurer's jurisdiction of domicile.

POLICY FORMS          Our policy forms are subject to regulation in every
                      jurisdiction in which we are licensed to transact insurance business. In most jurisdictions, policy forms must be filed prior to, or concurrent with, their use. In some jurisdictions, forms may also need to be approved or declared effective by the appropriate regulator prior to use.

MARKET CONDUCT        The laws and regulations of jurisdictions include
REGULATION            numerous provisions governing the marketplace activities
                      of insurers, including provisions governing the form and content of disclosure to consumers, product illustrations, advertising, product replacement, sales and underwriting practices, complaint handling and claims handling. Regulatory authorities generally enforce these provisions through periodic market conduct examinations.

STATUTORY             As part of their regulatory oversight process, insurance
EXAMINATIONS          departments conduct periodic detailed examinations of the
                      books, records, accounts and business practices of insurers which conduct business in their jurisdictions.
                      These examinations generally are conducted in cooperation with the insurance departments of two or three other states or jurisdictions, representing each of the NAIC zones, under guidelines promulgated by the NAIC. In the three-year period ended December 31, 2005, we have not received any material adverse findings resulting from any insurance department examinations.

GUARANTY ASSOCIATIONS Most of the jurisdictions in which we are licensed to
AND SIMILAR           transact business require life insurers doing business
ARRANGEMENTS          within the jurisdiction to participate in guaranty
                      associations, which are organized to pay contractual benefits owed pursuant to insurance policies of insurers who become impaired or insolvent. These associations levy assessments, up to prescribed limits, on all member insurers in a particular jurisdiction on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Some jurisdictions permit member insurers to recover assessments paid through full or partial premium tax offsets. Aggregate assessments levied against us were not material to our financial statements.

POLICY AND CONTRACT   Under the laws and regulations of the Commonwealth of
RESERVE SUFFICIENCY   Virginia, we are required to conduct annual analyses of
ANALYSIS              the sufficiency of our life and health insurance and
                      annuity statutory reserves. In addition, other jurisdictions in which we are licensed may have certain reserve requirements that differ from those of our domiciliary jurisdiction. In each case, a qualified actuary must submit an opinion that states that the aggregate statutory reserves, when considered in light of the assets held with respect to such reserves, make good and sufficient provision for the associated contractual obligations and related expenses of the insurer. If such an opinion cannot be provided, the affected insurer must set up additional reserves by moving funds from surplus.
                      We submit these opinions annually to applicable insurance regulatory authorities.

SURPLUS AND CAPITAL   Insurance regulators have the discretionary authority, in
REQUIREMENTS          connection with the ongoing licensing of our Company, to
                      limit or prohibit the ability of an insurer to issue new policies if, in the regulators' judgment, the insurer is not maintaining a minimum amount of surplus or is in hazardous financial condition. Insurance regulators may also limit the ability of an insurer to issue new life insurance policies and annuity contracts above an amount based upon the face amount and premiums of policies of a similar type issued in the prior year. We do not believe that the current or anticipated levels of our statutory surplus present a material risk that any such regulator would limit the amount of new policies that we may issue.

RISK-BASED CAPITAL    The NAIC has established risk-based capital standards for
                      our Company as well as a model act with the intention that these standards be applied at the state level. The model act provides that life insurance companies must submit an annual risk-based capital report to state regulators reporting their risk-based capital based upon four categories of risk: asset risk, insurance risk, interest rate risk and business risk. For each category, the capital requirement is determined by applying factors to various asset, premium and reserve items, with the factor being higher for those items with greater underlying risk and lower for less risky items. The formula is intended to be used by insurance regulators as an early warning tool to identify possible weakly capitalized companies for purposes of initiating further regulatory action.

                      If an insurer's risk-based capital falls below specified levels, the insurer would be subject to different degrees of regulatory action depending upon the level. These actions range from requiring the insurer to propose actions to correct the capital deficiency to placing the insurer under regulatory control. As of December 31, 2005, our risk-based capital exceeded the level of risk-based capital that would require us to take or become subject to any corrective action.

STATUTORY ACCOUNTING  Statutory accounting principles ("SAP") is a basis of
PRINCIPLES            accounting developed by insurance regulators to monitor
                      and regulate the solvency of insurance companies. In developing SAP, insurance regulators were primarily concerned with assuring an insurer's ability to pay all its current and future obligations to policyholders. As a result, statutory accounting focuses on conservatively valuing the assets and liabilities of insurers, generally in accordance with standards specified by the insurer's domiciliary jurisdiction. Uniform statutory accounting practices are established by the NAIC and generally adopted by regulators in the various jurisdictions in which we conduct business. These accounting principles and related regulations determine, among other things, the amounts we may pay as dividends.

                      U.S. GAAP is designed to measure a business on a going-concern basis. It gives consideration to matching of revenue and expenses and, as a result, certain expenses are capitalized when incurred and then amortized over the life of the associated policies. The valuation of assets and liabilities under U.S. GAAP is based in part upon best estimate assumptions made by the insurer. Stockholders' equity represents both amounts currently available and amounts expected to emerge over the life of the business. As a result, the values for assets, liabilities and equity reflected in financial statements prepared in accordance with U.S. GAAP are materially different from those reflected in financial statements prepared under SAP.

REGULATION OF         We are subject to laws and regulations that require
INVESTMENTS           diversification of our investment portfolio and limit the
                      amount of our investments in certain asset categories, such as below investment grade fixed maturities, equity real estate, other equity investments and derivatives.
                      Failure to comply with these laws and regulations would cause investments exceeding regulatory limitations to be treated as non-admitted assets for purposes of measuring surplus, and, in some instances, would require divestiture of such noncomplying investments. We believe our investments comply with these laws and regulations.

FEDERAL REGULATION    Our variable life insurance and variable annuity products
                      generally are "securities" within the meaning of federal securities laws and regulations. As a result, most of our variable annuity products and all of our variable life insurance products are registered under the Securities
                      Act of 1933 and are subject to regulation by the SEC.
                      These
                      products are sold by broker/dealers of member firms of the NASD, and the NASD, along with the SEC, regulates the sales and marketing activities with respect to these products. Federal and state securities regulation similar to that discussed below under "Other Laws and Regulations
                      -- Securities regulation" affect investment advice and sales and related activities with respect to these products. In addition, although the federal government does not comprehensively regulate the business of insurance, federal legislation and administrative policies in several other areas, including taxation, financial services regulation and pension and welfare benefits regulation, can also significantly affect the insurance industry.

FEDERAL INITIATIVES   Although the federal government generally does not
                      directly regulate the insurance business, federal initiatives often and increasingly have an impact on the business in a variety of ways. From time to time, federal measures are proposed which may significantly affect the insurance business, including limitations on antitrust immunity, tax incentives for lifetime annuity payouts, simplification bills affecting tax-advantaged or tax-exempt savings and retirement vehicles, and proposals to modify or make permanent the estate tax repeal enacted in 2001. In addition, various forms of direct federal regulation of insurance have been proposed in recent years. We cannot predict whether any such proposals will be adopted, or what impact, if any, such proposals or, if adopted, such laws may have on our business, financial condition or results of operation.

CHANGES IN TAX LAWS   Changes in tax laws could make some of our products less
                      attractive to consumers. For example, the gradual repeal of the federal estate tax, begun in 2001, is continuing to be phased in through 2010. The repeal and continuing uncertainty created by the repeal of the federal estate tax has resulted in reduced sales, and could continue to adversely affect sales and surrenders, of some of our estate planning products, including survivorship/second-to-die life insurance policies. In
                      May 2003, the Jobs and Growth Tax Relief Reconciliation
                      Act of 2003 was signed into law to lower the federal income tax rate on capital gains and certain ordinary dividends. This reduction may provide an incentive for certain of our customers and potential customers to shift assets into mutual funds and away from our products, including annuities, that are designed to defer taxes payable on investment returns. On the other hand, individual income tax rates are scheduled to revert to previous levels in 2010, and that could have a positive influence on the interest of investors in our products.
                      Similarly, the 2008 expiration of favorable income tax rates for dividend income could increase interest in our products.

OTHER LAWS AND
REGULATIONS

SECURITIES REGULATION Certain of our policies and contracts offered are subject to various levels of regulation under the federal securities laws regulated by the SEC. Some of our variable annuity contracts and all of our variable life insurance policy separate accounts are registered under the Investment Company Act of 1940. Some of our variable annuity contracts and all of our variable life insurance policies are registered under the Securities Act of 1933.

                      These laws and regulations are primarily intended to protect investors in the securities markets and generally grant supervisory agencies broad administrative powers, including the power to limit or restrict the conduct of business for failure to comply with such laws and regulations. In such event, the possible sanctions that may be imposed include suspension of individual employees, limitations on the activities in which an investment adviser or broker/dealer may engage, suspension or revocation of an investment adviser or broker/dealer registration, censure or fines. We may also be subject to similar laws and regulations in the states in which we offer the products described above or conduct other securities-related activities.

                      We also serve as the depositor for variable annuity contracts and other debt securities that rely on certain exemptions from registration under the Investment Company Act of 1940 and the Securities Act of 1933. Nevertheless, certain provisions of the Investment Company Act of 1940 and the Securities Act of 1933 may apply to these products issued under certain circumstances.

                      The Investment Company Act of 1940, the Securities Exchange Act of 1934 and the Securities Act of 1933, including the rules and regulations promulgated thereunder, are subject to change, which may affect us and any products we issue.

ENVIRONMENTAL         As an owner and operator of real property, we are subject
CONSIDERATIONS        to extensive U.S. federal and state environmental laws
                      and regulations. Potential environmental liabilities and costs in connection with any required remediation of such properties also is an inherent risk in property ownership and operation. In addition, we hold equity interests in companies and have made loans secured by properties that could potentially be subject to environmental liabilities. We routinely have environmental assessments performed with respect to real estate being acquired for investment and real property to be acquired through foreclosure. We cannot provide assurance that unexpected environmental liabilities will not arise. However, based upon information currently available to us, we believe that any costs associated with compliance with environmental laws and regulations or any remediation of such properties will not have a material adverse effect on our business, financial condition or results of operations.

ERISA CONSIDERATIONS  We provide certain products and services to certain employee benefit plans that are subject to ERISA or the Internal Revenue Code. As such, our activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries and the requirement under ERISA and the Internal Revenue Code that fiduciaries may not cause a covered plan to engage in certain prohibited transactions with persons who have certain relationships with respect to such plans. The applicable provisions of ERISA and the Internal Revenue Code are subject to enforcement by the U.S. Department of Labor, the IRS and the Pension Benefit Guaranty Corporation.

USA PATRIOT ACT       The USA Patriot Act of 2001 ("the Patriot Act") enacted
                      in response to the terrorist attacks on September 11, 2001, contains anti-money laundering and financial transparency laws and mandates the implementation of various new regulations applicable to broker/dealers and other financial services companies including insurance companies. The Patriot Act seeks to promote cooperation among financial institutions, regulators and law enforcement entities in identifying parties that may be involved in terrorism or money laundering. Anti-money laundering laws outside of the U.S. contain similar provisions. The increased obligations of financial institutions to identify their customers, watch for and report suspicious transactions, respond to requests for information by regulatory authorities and law enforcement agencies, and share information with other financial institutions, require the implementation and maintenance of internal practices, procedures and controls. We believe that we have implemented, and that we maintain, appropriate internal practices, procedures and controls to enable us to comply with the provisions of the Patriot
                      Act. Certain additional requirements will be applicable under the Patriot Act in May of 2006, and we will comply with those new provisions as they become applicable.

PRIVACY OF CONSUMER   U.S. federal and state laws and regulations require
INFORMATION           financial institutions, including insurance companies, to
                      protect the security and confidentiality of consumer financial information and to notify consumers about their policies and practices relating to their collection and disclosure of consumer information and their policies relating to protecting the security and confidentiality of that information. Similarly, federal and state laws and regulations also govern the disclosure and security of consumer health information. In particular, regulations promulgated by the U.S. Department of Health and Human Services regulate the disclosure and use of protected health information by health insurers and others, the physical and procedural safeguards employed to protect the security of that information and the electronic transmission of such information. Congress and state legislatures are expected to consider additional legislation relating to privacy and other aspects of consumer information.

Risk Factors




RISKS RELATING TO
OUR BUSINESSES
                      Interest rate fluctuations could adversely affect our business and profitability.

                      Our insurance and investment products are sensitive to interest rate fluctuations and expose us to the risk that falling interest rates will reduce our "spread," or the difference between the returns we earn on the investments that support our obligations under these products and the amounts that we must pay policyholders and contractholders. Because we may reduce the interest rates we credit on most of these products only at limited, pre-established intervals, and because some of them have guaranteed minimum crediting rates, declines in interest rates may adversely affect the profitability of those products.

                      During periods of increasing market interest rates, we may offer higher crediting rates on interest-sensitive products, such as universal life insurance and fixed annuities, and we may increase crediting rates on in-force products to keep these products competitive. In addition, rapidly rising market interest rates may cause increased policy surrenders, withdrawals from annuity contracts and requests for policy loans, as policyholders and contractholders shift assets into higher yielding investments. Increases in crediting rates, as well as surrenders and withdrawals, could have an adverse effect on our financial condition and results of operations.

                      Interest rate fluctuations also could have an adverse effect on the results of our investment portfolio. During periods of declining market interest rates, the interest we receive on variable interest rate investments decreases. In addition, during those periods, we are forced to reinvest the cash we receive as interest or return of principal on our investments in lower-yielding high-grade instruments or in lower-credit instruments to maintain comparable returns. Issuers of fixed-income securities also may decide to prepay their obligations in order to borrow at lower market rates, which exacerbates the risk that we may have to invest the cash proceeds of these securities in lower-yielding or lower-credit instruments. Declining interest rates from 2003 to 2004 contributed to a decrease in our weighted average investment yield from 4.6% for the year ended
                      December 31, 2003 to 4.5% for the year ended December 31, 2004. Our weighted average investment yield increased to 5.3% for the year ended December 31, 2005.

                      Downturns and volatility in equity markets could adversely affect our business and profitability.

                      Significant downturns and volatility in equity markets could have an adverse effect on our financial condition and results of operations in two principal ways. First, market downturns and volatility may discourage purchases of separate account products, such as variable annuities and variable life insurance, that have returns linked to the performance of the equity markets and may cause some existing customers to withdraw cash values or reduce investments in those products.

                      Second, downturns and volatility in equity markets can have an adverse effect on the revenues and returns from our separate accounts. Because these products and services depend on fees related primarily to the value of assets under management, a decline in the equity markets could reduce our revenues by reducing the value of the investment assets we manage. In addition, some of our variable annuity products contain guaranteed minimum death benefits and guaranteed minimum income payments tied to the investment performance of the assets held within the variable annuity. A significant market decline could result in declines in account values which could increase our payments under guaranteed minimum death benefits and certain income payments in connection with variable annuities, which could have an adverse effect on our financial condition and results of operations.

                      Defaults in our fixed-income securities and commercial mortgage loan portfolio may reduce our earnings.

                      Issuers of the fixed-income securities and commercial mortgage loans that we own may default on principal and interest payments. An economic downturn or a variety of other factors could cause declines in the value of our fixed maturities portfolio and cause our net earnings to decline.

                      A downgrade or a potential downgrade in our financial strength or credit ratings could result in a loss of business and adversely affect our financial condition and results of operations.

                      Financial strength ratings, which various ratings organizations publish as measures of an insurance company's ability to meet contractholder and policyholder obligations, are important to maintaining public confidence in our products, the ability to market our products and our competitive position. We currently have financial strength ratings of "AA-" (Very Strong) from S&P and Fitch and "Aa3" (Excellent) from Moody's. The "AA-" rating is the fourth-highest of S&P's 20 ratings categories. The "Aa3" rating is the fourth-highest of Moody's 21 ratings categories. The "AA-" rating is the fourth-highest of Fitch's 24 ratings categories.

                      A downgrade in our financial strength ratings, or the announced potential for a downgrade, could have a significant adverse effect on our financial condition and results of operations in many ways, including:

                         . reducing new sales of insurance products, annuities
                           and other investment products;

                         . adversely affecting our relationships with
                           independent sales intermediaries and our dedicated sales specialists;

                         . materially increasing the number or amount of policy
                           surrenders and withdrawals by contractholders and policyholders;

                         . requiring us to reduce prices for many of our
                           products and services to remain competitive; and

                         . adversely affecting our ability to obtain
                           reinsurance or obtain reasonable pricing on reinsurance.

                      In addition to our financial strength ratings, ratings agencies also publish our credit ratings. The credit ratings have an impact on the interest rates we pay on the money we borrow. Therefore, a downgrade in our credit ratings could increase our cost of borrowing and have an adverse effect on our financial condition and results of operations.

                      Our ratings are not evaluations directed to the protection of policyholders and contractholders.

                      Our ratings described under "-- Financial Strength Ratings" reflect each rating agency's current opinion of our financial strength, operating performance and ability to meet obligations to policyholders and contractholders. These factors are of concern to policyholders, contractholders, agents, sales intermediaries and lenders. In addition, the standards used by rating agencies in determining financial strength are different from capital requirements set by state insurance regulators. We may need to take actions in response to changing standards set by any of the rating agencies, as well as statutory capital requirements, which could cause our business and operations to suffer.

                      If our reserves for future policy claims are inadequate, we may be required to increase our reserve liabilities, which could adversely affect our results of operations and financial condition.

                      We calculate and maintain reserves for estimated future payments of claims to our policyholders and contractholders in accordance with U.S. GAAP. We release these reserves as those future obligations are extinguished. The reserves we establish reflect estimates and actuarial assumptions with regard to our future experience. These estimates and actuarial assumptions involve the exercise of significant judgment. Our future financial results depend significantly upon the extent to which our actual future experience is consistent with the assumptions we have used in pricing our products and determining our reserves. Many factors can affect future experience, including economic and social conditions, inflation, healthcare costs, changes in doctrines of legal liability and damage awards in litigation. Therefore, we cannot determine with precision the ultimate amounts we will pay for actual claims or the timing of those payments.

                      We continually monitor our reserves. If we conclude that our reserves are insufficient to cover actual or expected policy and contract benefits and claims payments, we would be required to increase our reserves and incur income statement charges for the period in which we make the determination, which could adversely affect our results of operations and financial condition.

                      Some of our investments are relatively illiquid.

                      Our investments in privately placed fixed maturities, commercial mortgage loans, policy loans, limited partnership interests and restricted other invested assets are relatively illiquid. These asset classes represented 44.7% of the carrying value of our total cash and invested assets as of December 31, 2005. If we require significant amounts of cash on short notice in excess of our normal cash requirements, we may have difficulty selling these investments in a timely manner, be forced to sell them for less than we otherwise would have been able to realize, or both. If an unexpected number of contractholders exercise their right to early termination and we are unable to access other liquidity sources, we may have to liquidate assets quickly. Our inability to quickly dispose of illiquid investments could have an adverse effect on our financial condition and results of operations.

                      Intense competition could negatively affect our ability to maintain or increase our market share and profitability.

                      Our businesses are subject to intense competition. We believe the principal competitive factors in the sale of our products are product features, price, commission structure, marketing and distribution arrangements, brand, reputation, financial strength ratings and service.

                      Many other companies actively compete for sales in our Retirement Income and Investments and Protection markets, including other major insurers, banks, other financial institutions, mutual fund and money asset management firms and specialty providers.

                      In many of our product lines, we face competition from competitors that have greater market share or breadth of distribution, offer a broader range of products, services or features, assume a greater level of risk, have lower profitability expectations or have higher financial strength ratings than we do. Many competitors offer similar products and use similar distribution channels. The substantial expansion of banks' and insurance companies' distribution capacities and expansion of product features in recent years have intensified pressure on margins and production levels and have increased the level of competition in many of our business lines. In addition, in recent years, banks, insurance companies and other financial services companies, many of which offer products similar to ours and use similar distribution channels, have consolidated. Further consolidation among banks, insurance companies and other financial services companies could have an adverse effect on our financial condition and results of operations if the surviving entity requires more favorable terms than we had previously been offering to one or more of the combined companies or if it elects not to continue to do business with us following the consolidation.

                      We may be unable to attract and retain independent sales intermediaries and dedicated sales specialists.

                      We distribute our products through financial intermediaries, independent producers and dedicated sales specialists. We compete with other financial institutions to attract and retain commercial relationships in each of these channels, and our success in competing for sales through these sales intermediaries depends upon factors such as the amount of sales commissions and fees we pay, the variety of our product offerings, the strength of our brand, our perceived stability and our financial strength ratings, the marketing and services we provide to them and the strength of the relationships we maintain with individuals at those firms. From time to time, due to competitive forces, we have experienced unusually high attrition in particular sales channels for specific products. An inability to recruit productive independent sales intermediaries and dedicated sales specialists, or our inability to retain strong relationships with the individual agents at our independent sales intermediaries, could have an adverse effect on our financial condition and results of operations.

                      If the counterparties to our reinsurance arrangements or to the derivative instruments we use to hedge our business risks default or fail to perform, we may be exposed to risks we had sought to mitigate, which could adversely affect our financial condition and results of operations.

                      We use reinsurance and derivative instruments to mitigate our risks in various circumstances. Reinsurance does not relieve us of our direct liability to our policyholders, even when the reinsurer is liable to us. Accordingly, we bear credit risk with respect to our reinsurers. We cannot assure you that our reinsurers will pay the reinsurance recoverable owed to us now or in the future or that they will pay these recoverables on a timely basis. A reinsurer's insolvency, inability or unwillingness to make payments under the terms of its reinsurance agreement with us could have an adverse effect on our financial condition and results of operations.

                      Prior to the completion of Genworth's IPO, we ceded to UFLIC effective as of January 1, 2004, policy obligations under our structured settlement contracts, which had reserves of $0.3 billion, and our variable annuity contracts which had general account reserves of $2.5 billion and separate account reserves of $7.6 billion, in each case as of

                      December 31, 2003. These contracts represent substantially all of our contracts, excluding the Retirement Answer product that was not reinsured, that were in force as of December 31, 2003 for these products. UFLIC has established trust accounts for our benefit to secure its obligations under the reinsurance arrangements, and General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, has agreed to maintain UFLIC's risk-based capital above a specified minimum level. If UFLIC becomes insolvent notwithstanding this agreement, and the amounts in the trust accounts are insufficient to pay UFLIC's obligations to us, our financial condition and results of operations could be materially adversely affected.

                      In addition, we may use derivative instruments to hedge various business risks. We may enter into a variety of derivative instruments, including options, forwards, interest rate and currency swaps and options to enter into interest rate and currency swaps with a number of counterparties. If our counterparties fail or refuse to honor their obligations under the derivative instruments, our hedges of the related risk will be ineffective. Such failure could have an adverse effect on our financial condition and results of operations.

                      We are heavily regulated, and changes in regulation may reduce our profitability and limit our growth.

                      As an insurance company, we are subject to a wide variety of laws and regulations. State insurance laws regulate most aspects of our insurance business, and we are regulated by the insurance department of the state in which we are domiciled and the states in which we are licensed.

                      State laws grant insurance regulatory authorities broad administrative powers with respect to, among other things:

                         . licensing companies and agents to transact business;

                         . calculating the value of assets to determine
                           compliance with statutory requirements;

                         . mandating certain insurance benefits;

                         . regulating certain premium rates;

                         . reviewing and approving policy forms;

                         . regulating unfair trade and claims practices,
                           including through the imposition of restrictions on marketing and sales practices, distribution arrangements and payment of inducements;

                         . establishing statutory capital and reserve
                           requirements and solvency standards;

                         . fixing maximum interest rates on insurance policy
                           loans and minimum rates for guaranteed crediting rates on life insurance policies and annuity contracts;

                         . approving changes in control of insurance companies;
                           and

                         . regulating the types, amounts and valuation of
                           investments.

                      State insurance regulators and the NAIC regularly reexamine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations, or in interpretations thereof, are often made for the benefit of the consumer at the expense of the insurer and thus could have an adverse effect on our financial condition and results of operations.

                      In December 2004, the NAIC approved amendments to the NAIC's model Producer Licensing Act. The amendments contain new disclosure requirements for producers regarding compensation arrangements. The NAIC amendments would require producers to disclose to customers, in certain circumstances, information concerning compensation arrangements. Certain states have adopted these or similar amendments, and legislation or regulation adopting such amendments has been proposed in other states. The NAIC also directed its Executive Task Force on Broker Activities to give further consideration to the development of additional requirements for recognition of a fiduciary responsibility on the part of producers, disclosure of all quotes received by a broker and disclosures relating to reinsurance arrangements between insurers and reinsurance companies affiliated with a producer. We cannot predict the effect that the NAIC's recent compensation disclosure amendments or anticipated future activities in this area, at the NAIC or state level, will have on influencing future legal actions, changes to business practices or regulatory requirements applicable to us.

                      Currently, the U.S. federal government does not regulate directly the business of insurance. However, federal legislation and administrative policies in several areas can significantly and adversely affect insurance companies. These areas include financial services regulation, securities regulation, pension regulation, privacy, tort reform legislation and taxation. In addition, various forms of direct federal regulation of insurance have been proposed. These proposals include "The State Modernization and Regulatory Transparency Act," which would maintain state-based regulation of insurance but would affect state regulation of certain aspects of the business of insurance including rates, agent and company licensing, and market conduct examinations. We cannot predict whether this or other proposals will be adopted, or what impact, if any, such proposals or, if enacted, such laws may have on our business, financial condition or results of operation.

                      Many of our customers and independent sales intermediaries also operate in regulated environments. Changes in the regulations that affect their operations also may affect our business relationships with them and their ability to purchase or to distribute our products. Accordingly, these changes could have an adverse effect on our financial condition and results of operation.

                      Compliance with applicable laws and regulations is time consuming and personnel-intensive, and changes in these laws and regulations may increase materially our direct and indirect compliance and other expenses of doing business, thus having an adverse effect on our financial condition and results of operations.

                      Legal and regulatory investigations and actions are increasingly common in the insurance business and may result in financial losses and harm our reputation.

                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. We are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual relationships. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. We responded to the SEC's subpoena in June and July 2005. In June 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena.

                      We cannot assure you that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. It is also possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed or enforcement actions initiated against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      We have significant operations in India that could be adversely affected by changes in the political or economic stability of India or government policies in India or the U.S.

                      Through an arrangement with an outsourcing provider, we have a substantial team of professionals in India who provide a variety of services to us, including customer service, transaction processing, and functional support including finance, investment research, actuarial, risk and marketing. A significant change in India's economic liberalization and deregulation policies could adversely affect business and economic conditions in India generally and our business in particular.

                      The political or regulatory climate in the U.S. or elsewhere also could change so that it would not be practical or legal for us to use international operations centers, such as call centers. For example, changes in privacy regulations, or more stringent interpretation or enforcement of these regulations, could require us to curtail our use of low-cost operations in India to service our businesses, which could reduce the cost benefits we currently realize from using these operations.

                      Our computer systems may fail or their security may be compromised, which could damage our business and adversely affect our financial condition and results of operation.

                      Our business is highly dependent upon the uninterrupted operation of our computer systems. We rely on these systems throughout our business for a variety of functions, including processing claims and applications, providing information to customers and distributors, performing actuarial analyses and maintaining financial records. Despite the implementation of security measures, our computer systems may be vulnerable to physical or electronic intrusions, computer viruses or other attacks, programming errors and similar disruptive problems. The failure of these systems for any reason could cause significant interruptions to our operations, which could result in a material adverse effect on our business, financial condition or results of operation.

                      We retain confidential information in our computer systems, and we rely on sophisticated commercial technologies to maintain the security of those systems. Anyone who is able to circumvent our security measures and penetrate our computer systems could access, view, misappropriate, alter, or delete any information in the systems, including personally identifiable customer information and proprietary business information. In addition, an increasing number of states and foreign countries require that customers be notified if a security breach results in the disclosure of personally identifiable customer information. Any compromise of the security of our computer systems that results in inappropriate disclosure of personally identifiable customer information could damage our reputation in the marketplace, deter people from purchasing our products, subject us to significant civil and criminal liability and require us to incur significant technical, legal and other expenses.

                      The occurrence of natural or man-made disasters or a disease pandemic could adversely affect our financial condition and results of operation.

                      We are exposed to various risks arising out of natural disasters, including earthquakes, hurricanes, floods and tornadoes, man-made disasters, including acts of terrorism and military actions and disease pandemics (such as could arise from the avian flu). For example, a natural or man-made disaster or a disease pandemic could lead to unexpected changes in persistency rates as policyholders and contractholders who are affected by the disaster may be unable to meet their contractual obligations, such as payment of premiums on our insurance policies and deposits into our investment products. They could also significantly increase our mortality and morbidity experience above the assumptions we used in pricing our insurance and investment products. The continued threat of terrorism and ongoing military actions may cause significant volatility in global financial markets, and a natural or man-made disaster or a disease pandemic could trigger an economic downturn in the areas directly or indirectly affected by the disaster. These consequences could, among other things, result in a decline in business and increased claims from those areas. Disasters or a disease pandemic also could disrupt public and private infrastructure, including communications and financial services, which could disrupt our normal business operations.

                      A natural or man-made disaster or a disease pandemic also could disrupt the operations of our counterparties or result in increased prices for the products and services they provide to us. For example, a natural or man-made disaster or a disease pandemic could lead to increased reinsurance prices and potentially cause us to retain more risk than we otherwise would retain if we were able to obtain reinsurance at lower prices. In addition, a disaster or a disease pandemic could adversely affect the value of the assets in our investment portfolio if it affects companies' ability to pay principal or interest on their securities. See "-- We may face losses if there are significant deviations from our assumptions regarding the future persistency of our insurance policies and annuity contracts".

                      We may face losses if mortality rates differ significantly from our pricing expectations.

                      We set prices for our insurance and some annuity products based upon expected claims and payment patterns, using assumptions for, among other things, mortality rates, or likelihood of death, of our policyholders and contractholders. The long-term profitability of these products depends upon how our actual experience compares with our pricing assumptions. For example, if mortality rates are lower than our pricing assumptions, we could be required to make greater payments under annuity contracts than we had projected. Conversely, if mortality rates are higher than our pricing assumptions, we could be required to make greater payments under our life insurance policies and annuity contracts with guaranteed minimum death benefits than we had projected.

                      We may be required to accelerate the amortization of deferred acquisition costs and the present value of future profits, which would increase our expenses and reduce profitability.

                      Deferred acquisition costs ("DAC") represent costs which vary with and are primarily related to the sale and issuance of our insurance policies and investment contracts that are deferred and amortized over the estimated life of the related insurance policies and investment contracts. These costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Under U.S. GAAP, DAC is subsequently amortized to income, over the lives of the underlying contracts, in relation to the anticipated recognition of premiums or gross profits. In addition, when we acquire a block of insurance policies or investment contracts, we assign a portion of the purchase price to the right to receive future net cash flows from existing insurance and investment contracts and policies. This intangible asset, called the present value of future profits ("PVFP") represents the actuarially estimated present value of future cash flows from the acquired policies. We amortize the value of this intangible asset in a manner similar to the amortization of DAC.

                      Our amortization of DAC and PVFP generally depends upon anticipated profits from investments, surrender and other policy and contract charges, mortality, morbidity and maintenance expense margins. Unfavorable experience with regard to expected expenses, investment returns, mortality, morbidity, withdrawals or lapses may cause us to increase the amortization of DAC or PVFP, or both, or to record a charge to increase benefit reserves.

                      We regularly review DAC and PVFP to determine if they are recoverable from future income. If these costs are not recoverable, they are charged to expenses in the financial period in which we make this determination. For example, if we determine that we are unable to recover DAC from profits over the life of a block of insurance policies or annuity contracts, or if withdrawals or surrender charges associated with early withdrawals do not fully offset the unamortized acquisition costs related to those policies or annuities, we would be required to recognize the additional DAC amortization as a current-period expense.

                      Medical advances, such as genetic research and diagnostic imaging, and related legislation could adversely affect the financial performance of our life insurance and annuities businesses.

                      Genetic research includes procedures focused on identifying key genes that render an individual predisposed to specific diseases, such as particular types of cancer and other diseases. Other medical advances, such as diagnostic imaging technologies, also may be used to detect the early onset of diseases such as cancer and cardiovascular disease. We believe that if individuals learn through medical advances that they are predisposed to particular conditions that may reduce life longevity, they will be more likely to purchase our life policies or not to permit existing polices to lapse. In contrast, if individuals learn that they lack the genetic predisposition to develop the conditions that reduce longevity, they will be less likely to purchase our life insurance products but more likely to purchase certain annuity products. In addition, such individuals that are existing policyholders will be more likely to permit their policies to lapse.

                      If we were to gain access to the same genetic or medical information as our prospective policyholders and contractholders, then we would be able to take this information into account in pricing our life insurance policies and annuity contracts. However, there are a number of regulatory proposals that would make genetic and other medical information confidential and unavailable to insurance companies. The U.S. Senate has approved a bill that would prohibit group health plans, health insurers and employers from making enrollment decisions or adjusting premiums on the basis of genetic testing information. This legislation is now pending before a committee at the House of Representatives. Legislators in certain states also have introduced similar legislation. If these regulatory proposals were enacted, prospective policyholders and contractholders would only disclose this information if they chose to do so voluntarily. These factors could lead us to reduce sales of products affected by these regulatory proposals and could result in a deterioration of the risk profile of our portfolio, which could lead to payments to our policyholders and contractholders that are higher than we anticipated.

                      Medical advances also could lead to new forms of preventative care. Preventative care could extend the life and improve the overall health of individuals. If this were to occur, the duration of payments under certain of our annuity products likely would increase, thereby reducing net earnings in that business.

                      We may face losses if there are significant deviations from our assumptions regarding the future persistency of our insurance policies and annuity contracts.

                      The prices and expected future profitability of our insurance and deferred annuity products are based in part upon expected patterns of premiums, expenses and benefits, using a number of assumptions, including those related to persistency, which is the probability that a policy or contract will remain in-force from one period to the next. The effect of persistency on profitability varies for different products. For most of our life insurance and deferred annuity products, actual persistency that is lower than our persistency assumptions could have an adverse impact on profitability, especially in the early years of a policy or contract primarily because we would be required to accelerate the amortization of expenses we deferred in connection with the acquisition of the policy or contract. For our life insurance policies, increased persistency that is the result of the sale of policies to third parties that continue to make premium payments on policies that would otherwise have lapsed, also known as life settlements, could have an adverse impact on profitability because of the higher claims rate associated with settled policies. For the years ended December 31, 2005, 2004 and 2003, persistency in fixed annuity businesses has been slightly higher than we assumed, and persistency in our variable annuity and certain health insurance products has been slightly lower than we had assumed.

                      Because our assumptions regarding persistency experience are inherently uncertain, reserves for future policy benefits and claims may prove to be inadequate if actual persistency experience is different from those assumptions. Although some of our products permit us to increase premiums during the life of the policy or contract, we cannot guarantee that these increases would be sufficient to maintain profitability. Moreover, many of our products do not permit us to increase premiums or limit those increases during the life of the policy or contract. Significant deviations in experience from pricing expectations regarding persistency could have an adverse effect on the profitability of our products.

                      Changes in tax laws could make some of our products less attractive to consumers.

                      Changes in tax laws could make some of our products less attractive to consumers. For example, in May 2003, U.S. President George W. Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which reduced the federal income tax that investors are required to pay on long-term capital gains and on some dividends paid on stock. This reduction may provide an incentive for some of our customers and potential customers to shift assets into mutual funds and away from products, including annuities, designed to defer taxes payable on investment returns. Because the income taxes payable on long-term capital gains and some dividends paid on stock have been reduced, investors may decide that the tax-deferral benefits of annuity contracts are less advantageous than the potential after-tax income benefits of mutual funds or other investment products that provide dividends and long-term capital gains. A shift away from annuity contracts and other tax-deferred products would reduce our income from sales of these products, as well as the assets upon which we earn investment income.

                      The President's Advisory Panel on Federal Tax Reform made two alternative proposals in 2005 that, while not currently reflected in pending legislation, would create uncertainty for, and without further refinement would adversely affect, the attractiveness of some of our products that offer tax advantages under current law. We cannot predict whether these proposals or any other legislation will be enacted, what the specific terms of any such legislation will be or how, if at all, this legislation or any other legislation could have an adverse effect on our financial condition and results of operations.

                      Changes in U.S. federal and state securities laws may affect our operations and our profitability.

                      U.S. federal and state securities laws apply to investment products that are also "securities," including variable annuities and variable life insurance policies. As a result, some of the policies and contracts we offer are subject to regulation under these federal and state securities laws. Most of our variable annuity separate accounts and all of our variable life separate accounts are registered as investment companies under the Investment Company Act of 1940. Some variable annuity contracts and variable life insurance policies issued by us are registered under the Securities Act of 1933.

                      Securities laws and regulations are primarily intended to ensure the integrity of the financial markets and to protect investors in the securities markets or investment advisory or brokerage clients. These laws and regulations generally grant supervisory agencies broad administrative powers, including the power to limit or restrict the conduct of business for failure to comply with those laws and regulations. Changes to these laws or regulations that restrict the conduct of our business could have an adverse effect on our financial condition and results of operations.

                      The terms of our arrangements with GE may be more favorable than we would be able to obtain from an unaffiliated third-party. We may be unable to replace the services GE provides us in a timely manner or on comparable terms.

                      Genworth and GE entered into a transition services agreement and other agreements in connection with the IPO. Pursuant to these arrangements, GE and its affiliates agreed to provide us with a variety of services, including investment management, treasury, payroll and other financial services, human resources and employee benefit services, legal services, information systems and network services, and procurement and sourcing support.

                      Genworth negotiated these arrangements with GE in the context of a parent-subsidiary relationship. Although GE is contractually obligated to provide us with services during the terms of these arrangements, we cannot assure you that these services will be sustained at the same level after the expiration of those arrangements, or that we will be able to replace these services in a timely manner or on comparable terms. Other agreements with GE also govern the relationship between us and GE and provide for the allocation of employee benefit, tax and other liabilities and obligations attributable or related to periods or events prior to Genworth's IPO. They also contain terms and provisions that may be more favorable than terms and provisions we might have obtained in arm's-length negotiations with unaffiliated third-parties. Genworth has negotiated and is continuing to negotiate its own arrangements with third-party providers for services, and these arrangements could result in increased costs.

Unresolved Staff Comments



                      We have no unresolved staff comments from the SEC.

Properties



                      We conduct our business from various facilities, all of which are leased except for one building in Richmond, Virginia, which we own.

Legal Proceedings



                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite reinsurance. We responded to the SEC's subpoena in June and July 2005. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

Submission of Matters to a Vote of Security Holders



                      Information omitted in accordance with General Instruction I (2)(c).

Market For the Registrant's Common Equity, Related Shareholder Matters and Issuer Purchases of Equity Securities



                      At December 31, 2005, all of our common stock, our sole class of common equity on the date hereof, is owned by GLIC. Accordingly, there is no public trading market for our common equity.

                      As previously discussed, our ability to pay dividends is restricted by state insurance law.

Selected Financial Data



                      The following table sets forth selected financial information. The selected financial information as of December 31, 2005 and 2004, and for the years ended December 31, 2005, 2004 and 2003 has been derived from our financial statements, which have been audited by KPMG LLP and are included in our Annual Report. You should read this information in conjunction with the information under "Item 7 -- Management's Discussion and Analysis of Financial Condition and Results of Operations," our financial statements, the related notes and the accompanying independent registered public accounting firm's report (which refers to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), which are included elsewhere in our Annual Report.



                                                    Years Ended December 31,
                                             --------------------------------------
(Dollar amounts in millions)                  2005  2004/1/  2003    2002     2001
------------------------------------------------------------------------------------
Statement of Earnings Information
------------------------------------------------------------------------------------
Revenues                                     $705.2 $699.9  $940.8 $1,045.4 $1,134.4
Income before cumulative effect of change in
 accounting principle                          29.5  198.7    19.7    115.8    129.6
------------------------------------------------------------------------------------

                                                As of December 31,
                                --------------------------------------------------
(Dollar amounts in millions)      2005     2004/1/    2003       2002       2001
-----------------------------------------------------------------------------------
Statement of Financial Position
Information
-----------------------------------------------------------------------------------
Total investments               $ 6,890.9 $ 8,850.6 $11,329.2 $11,591.0  $11,779.1
Separate account assets           8,777.3   8,636.7   8,034.9   7,182.8    8,994.3
Reinsurance recoverable           2,307.4   2,753.8     160.7     174.4      151.1
All other assets                    906.4     596.8   1,337.8   1,332.8    1,538.2
                                --------- --------- --------- ---------  ---------
Total assets                    $18,882.0 $20,837.9 $20,862.6 $20,281.0  $22,462.7
                                --------- --------- --------- ---------  ---------
Policyholder liabilities        $ 8,490.7 $ 9,929.9 $10,431.6 $11,220.0  $11,255.7
Separate account liabilities      8,777.3   8,636.7   8,034.9   7,182.8    8,994.3
All other liabilities               516.2     681.3     574.1     174.0      630.5
                                --------- --------- --------- ---------  ---------
Total liabilities               $17,784.2 $19,247.9 $19,040.6 $18,576.8  $20,880.5
                                --------- --------- --------- ---------  ---------
Accumulated other comprehensive
 income                         $    13.6 $    75.3 $    88.1 $    (9.7) $   (25.5)
Total stockholders' equity      $ 1,097.8 $ 1,590.0 $ 1,822.0 $ 1,704.2  $ 1,582.2

U.S. Statutory Information/2/
Statutory capital and surplus   $   476.0 $   817.2 $   562.4 $   550.7  $   584.4
Asset valuation reserve              65.3      86.8      62.9      82.0      127.8
-----------------------------------------------------------------------------------


                    /1/ We entered into several significant reinsurance
                        transactions with UFLIC, an indirect, wholly-owned subsidiary of GE. As part of these transactions, effective as of January 1, 2004, we ceded to UFLIC policy obligations under our structured settlement contracts, which had reserves of $0.3 billion, and our variable annuity contracts which had general account reserves of $2.5 billion and separate account reserves of $7.6 billion, each as of December 31, 2003. These contracts represent substantially all of our contracts that were in force, excluding the Retirement Answer product that was not reinsured, as of December 31, 2003 for these products. In the aggregate, these blocks of business did not meet our target return thresholds, and although we remain liable under these contracts and policies as the ceding insurer, the reinsurance transactions have the effect of transferring the financial results of the reinsured blocks to UFLIC.
                    /2/ We derived the U.S Statutory Information from our
                        Annual Statements that were filed with the Commonwealth of Virginia, Bureau of Insurance and prepared in accordance with statutory accounting practices prescribed or permitted by the Commonwealth of Virginia, Bureau of Insurance. These statutory accounting practices vary in certain material respects from U.S. GAAP.

Management's Discussion and Analysis of Financial Condition and Results of Operations



                      The following discussion and analysis of our consolidated financial condition and results of operations should be read in conjunction with our audited financial statements and related notes included herein.

CAUTIONARY NOTE
REGARDING
FORWARD-LOOKING
STATEMENTS
                      This Annual Report contains certain "forward-looking statements" within the meaning of the Private Securities Litigation Reform Act of 1995. Forward-looking statements may be identified by words such as "expects," "intends," "anticipates," "plans," "believes," "seeks," "estimates," "will," or words of similar meaning and include, but are not limited to, statements regarding the outlook for our future business and financial performance. Forward-looking statements are based on management's current expectations and assumptions, which are subject to inherent uncertainties, risks and changes in circumstances that are difficult to predict. Actual outcomes and results may differ materially due to global political, economic, business, competitive, market, regulatory and other factors, including the items identified above under "Item 1A -- Risk Factors".

                      We undertake no obligation to publicly update or review any forward-looking statement, whether as a result of new information, future developments or otherwise.

OVERVIEW

OUR BUSINESS          We are one of a number of subsidiaries of Genworth, a
                      company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of life insurance, investment and retirement products and mortgage insurance. Our product offerings are divided along two segments of consumer needs:
                      (1) Retirement Income and Investments and (2) Protection.

                         . Retirement Income and Investments.  We offer
                           deferred annuities (variable and fixed) and variable life insurance to a broad range of individual consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. We also offer GICs and funding agreements as investment products to institutional buyers.

                         . Protection.  Our Protection segment includes
                           universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policyholder. Medicare supplement insurance provides coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits.

                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.

REVENUES AND EXPENSES Our revenues consist primarily of the following:

                         . Retirement Income and Investments.  The revenues in
                           our Retirement Income and Investments segment consist primarily of:

                          . net investment income allocated to this segment; and

                          . policy fees and other income, including surrender
                            charges and mortality and expense charges.

                         . Protection.  The revenues in our Protection segment
                           consist primarily of:

                          . net premiums earned on individual life and Medicare
                            supplement insurance policies;

                          . net investment income allocated to this segment's
                            lines of business; and

                          . policy fees and other income, including fees for
                            mortality and surrender charges primarily from universal life insurance policies, and other administrative charges.

                         . Corporate and Other.  The revenues in our Corporate
                           and Other segment consist primarily of:

                          . unallocated net investment income; and

                          . net realized investment gains (losses).

                      We allocate net investment income from our Corporate and Other segment to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels.

                      All net realized investment gains (losses) are reflected in the Corporate and Other segment and are not reflected in the results of any of our other segments.

                      Our expenses consist primarily of the following:

                         . benefits provided to policyholders and
                           contractholders and changes in reserves;

                         . interest credited on general account balances;

                         . acquisition and operating expenses, including
                           commissions, marketing expenses, policy and contract servicing costs, overhead and other general expenses that are not capitalized (shown net of deferrals);

                         . amortization of deferred policy acquisition costs
                           and other intangible assets; and

                         . income taxes.

                      We allocate corporate expenses to each of our operating segments based on the amount of capital allocated to that segment.

BUSINESS TRENDS       In recent years, our business has been, and we expect
AND CONDITIONS        will continue to be, influenced by a number of
                      industry-wide and product-specific trends and conditions.
                      For a discussion of the market and economic environment, see "Item 1 -- Business -- Market Environment and
                      Opportunities."

                      Interest rate fluctuations.  Fluctuations in market
General conditions    interest rates and the related yield curve may have a
and trends            significant effect on our sales of insurance and
affecting             investment products and our margins on these products.
our businesses        Interest rates are highly sensitive to many factors,
                      including governmental monetary policies, domestic and international economic and political conditions and other factors beyond our control.

                      In our Retirement Income and Investments and Protection segments, low market interest rates may reduce the spreads between the amounts we credit to policyholders and contractholders and the yield we earn on the investments that support these obligations. In response to the unusually low interest rates that have prevailed during the last several years, we have reduced crediting rates on in-force contracts where permitted to do so. These actions have helped mitigate the adverse impact of low interest rates on our spreads and profitability on these products. In addition, the recent flattening of the yield curve reduces the attractiveness of certain fixed annuity products relative to other short-term investment alternatives. A gradual increase in longer term interest rates generally will have a favorable effect on the profitability of these products. However, rapidly rising interest rates also could result in reduced persistency in our spread-based retail products as contractholders shift assets into higher yielding investments.

                      Volatile equity markets. Equity market volatility may discourage purchases of separate account products, such as variable annuities and variable life insurance, that have returns linked to the performance of the equity markets and may cause some existing customers to withdraw cash values or reduce investments in those products. Equity market volatility also affects the value of the assets in our separate accounts, which, in turn, affects our earnings from fee-based products. After several years of declines, equity markets increased in 2003 and 2004 and stabilized in 2005. We expect that increases or relative stability in equity markets, along with certain guaranteed product options we offer, could have a favorable impact on our sales of variable products and our earnings from those products. The potential impact of volatile equity markets on our results has been significantly reduced as a result of our reinsurance arrangements with UFLIC, pursuant to which we reinsured, effective as of January 1, 2004, substantially all of our in-force blocks of variable annuities and structured settlement business. We retain variable annuities sold after January 1, 2004 for our own account, subject to third-party reinsurance transactions in the ordinary course of business, and therefore we bear the risk of any adverse impact of future equity market fluctuations on those annuities.

                      Credit default risk. As a result of the economic downturn in 2000 through 2002 and some high-profile corporate bankruptcies and scandals, the number of companies defaulting on their debt obligations increased dramatically in 2001 and 2002. These defaults and other declines in the value of some of our investments resulted in impairment charges. Credit defaults have decreased in recent years as the economy has improved. Charges associated with impairments of investments were $12.2 million, $0.9 million and $26.4 million for the years ended December 31, 2005, 2004 and 2003, respectively. A weakening in the economic recovery could lead to increased credit defaults.

                      Investment portfolio. The yield on our investment portfolio is affected by the practice, prior to Genworth's separation from GE, of realizing investment gains through the sale of appreciated securities and other assets during a period of historically low interest rates. This strategy had been pursued to offset impairments and losses in our investment portfolio, fund consolidations and restructurings in our business and provide current income, which resulted in, gross realized gains of $80.2 million for the year ended December 31, 2003. Our current investment strategy is to optimize investment income without relying on realized investment gains. As a result, our gross realized gains decreased to $10.7 million and $12.0 million for the years ended December 31, 2004 and 2005, respectively. Although the interest rate environment since Genworth's IPO has been challenging, the yield on our investment portfolio has stabilized, with the potential for yield increases in a rising interest-rate environment. Our overall investment yield declined from 4.6% for the year ended December 31, 2003 to 4.5% for the year ended December 31, 2004 and increased to 5.3% for the year ended December 31, 2005. We seek to improve our investment yield by continuously evaluating our asset class mix, pursuing additional investment classes and accepting additional credit risk with higher returns when we believe that it is prudent to do so.

Developments          Annuities.  Retirement Income and Investments segment
affecting             results are affected by investment performance, net
our product lines     interest spreads, equity market fluctuations and new
                      product sales. In addition, our competitive position within many of our distribution channels depends significantly upon product features, including current and minimum crediting rates on spread-based products relative to our competitors, surrender charge periods in fixed annuities as well as guaranteed features we offer in variable products. We continually evaluate our competitive position based upon each of those features, and we make adjustments as appropriate to meet our target return thresholds. Total new deposits in variable annuities, excluding our Income Distribution Series, decreased by 25.6% from $728.3 million for the year ended
                      December 31, 2004 to $541.5 million for the year ended
                      December 31, 2005. This decline is primarily due to a decrease in additional deposits on a block of reinsured business, as well as a market shift to variable annuity products with certain guaranteed benefit features that we chose not to offer because of their risk profile.

                      We have continued to focus on our Income Distribution Series of variable annuity products and riders in response to customers who desire guaranteed minimum income streams with equity market upside at the end of the contribution and accumulation period. Our Income Distribution Series of variable annuity products and riders provides the contractholder with a guaranteed minimum income stream that they cannot outlive, along with an opportunity to participate in market appreciation, but reduces some of the risks to insurers that generally accompany traditional products with guaranteed minimum income benefits. We are targeting people who are focused on building a personal portable retirement plan or are moving from the accumulation to the distribution phase of their retirement planning. Sales of our Income Distribution Series increased by 81.8% from $258.0 million for the year ended December 31, 2004 to $469.0 million for the year ended December 31, 2005.

CRITICAL ACCOUNTING   The accounting policies discussed in this section are
POLICIES              those that we consider to be particularly critical to an
                      understanding of our financial statements because their application places the most significant demands on our ability to judge the effect of inherently uncertain matters on our financial results. For all of these policies, we caution that future events rarely develop exactly as forecast, and our management's best estimates may require adjustment.

                      Valuation of investment securities. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions using market inputs regarding credit quality, liquidity and other factors that affect estimated values. We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams, as well as the portfolio management and research capabilities of GE Asset Management Incorporated ("GEAM"), an affiliate of GE, and other third-party managers, as required. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. See note 2 in our financial statements under "Item 8 -- Financial Statements and Supplementary Data."

                      Deferred acquisition costs. Deferred acquisition costs ("DAC") represents costs which vary with and are primarily related to the sale and issuance of our insurance policies and investment contracts that are deferred and amortized over the estimated life of the related insurance policies and investment contracts. These costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. DAC is subsequently amortized to income over the lives of the underlying policies and contracts, in relation to the anticipated recognition of premiums or gross profits.

                      The amortization of DAC for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions established when the contract or policy is issued about mortality, morbidity, lapse rates, expenses, and future yield on related investments. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised. The DAC amortization methodology for our variable products (variable annuities and variable universal life insurance) includes a long-term equity market average appreciation assumption of 8.5%. When actual returns vary from the expected 8.5%, we assume a reversion to this mean over a 3- to 5-year period, subject to the imposition of ceilings and floors. The assumed returns over this reversion period are limited to the 85th percentile of historical market performance.

                      We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserves plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

                      Unfavorable experience with regard to expected expenses, investment returns, mortality, morbidity, withdrawals or lapses, may cause us to increase the amortization of DAC or to record a charge to increase benefit reserves. In recent years, the portion of estimated product margins required to amortize DAC has increased in most lines of our business, with the most significant impact on investment products, primarily as the result of lower investment returns.

                      Present value of future profits. In conjunction with the acquisition of a block of life insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called the present value of future profits ("PVFP") represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC. We regularly review our assumptions and periodically test PVFP for recoverability in a manner similar to our treatment of DAC.

                      Valuation of goodwill. Goodwill resulting from acquisitions is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment. To the extent the carrying amount of goodwill exceeds its fair value, an impairment charge to income would be recorded. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. As of December 31, 2005, there is no goodwill balance remaining as a result of these charges.

                      Insurance liabilities and reserves. We calculate and maintain reserves for the estimated future payment of claims to our policyholders and contractholders based on actuarial assumptions and in accordance with industry practice and U.S. GAAP. Many factors can affect these reserves, including economic and social conditions, inflation, healthcare costs, changes in doctrines of legal liability and damage awards in litigation. Therefore, the reserves we establish are necessarily based on extensive estimates, assumptions and our analysis of historical experience. Our results depend significantly upon the extent to which our actual claims experience is consistent with the assumptions we used in determining our reserves and pricing our products. Our reserve assumptions and estimates require significant judgment and, therefore, are inherently uncertain. We cannot determine with precision the ultimate amounts that we will pay for actual claims or the timing of those payments.

                      Insurance reserves differ for long- and short-duration insurance policies and annuity contracts. Measurement of long-duration insurance reserves is based on approved actuarial methods, but necessarily includes assumptions about expenses, mortality, morbidity, lapse rates and future yield on related investments. Short-duration contracts are accounted for based on actuarial estimates of the amount of loss inherent in that period's claims, including losses incurred for which claims have not been reported. Short-duration contract loss estimates rely on actuarial observations of ultimate loss experience for similar historical events.

                      Contingent liabilities. A liability is contingent if the amount is not presently known, but may become known in the future as a result of the occurrence of some uncertain future event. We estimate our contingent liabilities based on management's estimates about the probability of outcomes and their ability to estimate the range of exposure. Accounting standards require that a liability be recorded if management determines that it is probable that a loss has occurred and the loss can be reasonably estimated. In addition, it must be probable that the loss will be confirmed by some future event. As part of the estimation process, management is required to make assumptions about matters that are by their nature highly uncertain.

                      The assessment of contingent liabilities, including legal contingencies and income tax liabilities, involves the use of critical estimates, assumptions and judgments. Management's estimates are based on their belief that future events will validate the current assumptions regarding the ultimate outcome of these exposures. However, there can be no assurance that future events, such as court decisions or Internal Revenue Service positions, will not differ from management's assessments. Whenever practicable, management consults with third party experts (attorneys, accountants, claim administrators, etc.) to assist with the gathering and evaluation of information related to contingent liabilities. Based on internally and/or externally prepared evaluations, management makes a determination whether the potential exposure requires accrual in the financial statements.

RESULTS OF OPERATIONS
                      The following table sets forth our results of operations.



                                                                   Years ended December 31,
                                                                   -----------------------
(Dollar amounts in millions)                                        2005     2004    2003
-------------------------------------------------------------------------------------------

Revenues:
-------------------------------------------------------------------------------------------
Net investment income                                              $411.7  $ 421.0  $538.0
Net realized investment gains (losses)                               (4.5)     5.7     3.9
Premiums                                                            103.5     96.8   104.0
Cost of insurance                                                   144.7    142.2   153.1
Variable product fees                                                21.8      9.4   106.3
Other income                                                         28.0     24.8    35.5
                                                                   ------  -------  ------
   Total revenues                                                   705.2    699.9   940.8

Benefits and expenses:
-------------------------------------------------------------------------------------------
Interest credited                                                   269.1    291.2   410.6
Benefits and other changes in policy reserves                       190.4    182.8   245.7
Acquisition and operating expenses, net of deferrals                 89.9     63.2   149.0
Amortization of deferred acquisition costs and intangibles          101.0    107.3   118.9
                                                                   ------  -------  ------
   Total benefits and expenses                                      650.4    644.5   924.2

Income before income taxes and cumulative effect of change in
 accounting principle                                                54.8     55.4    16.6
Provision (benefit) for income taxes                                 25.3   (143.3)   (3.1)
                                                                   ------  -------  ------
Income before cumulative effect of change in accounting principle  $ 29.5  $ 198.7  $ 19.7
Cumulative effect of change in accounting principle, net of tax of
 $0.4 million                                                          --      0.7      --
                                                                   ------  -------  ------
Net income                                                         $ 29.5  $ 199.4  $ 19.7
-------------------------------------------------------------------------------------------



                      2005 vs. 2004

                      Net income. Net income in 2005 was $29.5 million, a $169.9 million decrease from 2004. The decrease is primarily due to an increase in taxes of $168.6 million. In 2004, we entered into reinsurance transactions, in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements. The reinsurance transactions with UFLIC were completed and accounted for at book value and were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit for the year ended December 31, 2004.

                      Net investment income. Net investment income decreased $9.3 million, or 2.2%, to $411.7 million in 2005 from $421.0 million in 2004. The decrease was primarily a result of a $1,722.9 million, or 18.3%, decline in average invested assets due to the decline in GICs and funding agreements as a result of a planned reduction in these products. This decrease was offset by an increase in yields on floating rate investments, an adjustment to our allowance for commercial mortgage loan losses from a change in the process for estimating credit losses and higher derivative income.

                      Net realized investment gains (losses). Net realized investment gains (losses) consist of gross realized investment gains and gross realized investment (losses), including charges related to impairments. Net realized investment losses were $(4.5) million in 2005 compared to net realized gains of $5.7 million in 2004. For 2005, gross realized gains and (losses) were $12.0 million and $(16.5) million, respectively. Realized losses for 2005 included $12.2 million of impairments that were primarily attributable to fixed-maturities and limited partnerships ($11.2 million and $1.0 million, respectively). The fixed maturity impairments primarily related to securities issued by companies in transportation, retail and timber industries ($5.4 million, $5.1 million and $0.7 million, respectively). For 2004, gross realized gains and (losses) were $10.7 million and $(5.0) million, respectively. Realized losses for 2004 included $0.9 million of impairments that were primarily attributable to fixed-maturities. The fixed maturity impairment related to a security issued by a company in the transportation industry.

                      Premiums. Premiums increased $6.7 million, or 6.9% to $103.5 million in 2005 from $96.8 million in 2004. The increase was primarily due to our Medicare supplement product. Medicare supplement premiums increased $9.1 million in 2005 due to an adjustment to due premiums in 2004, growth in new business and in-force premium rate actions. There was also an increase of $1.9 million related to an adjustment in ceded premiums. These increases were partially offset by a decline of $3.7 million in premiums from our runoff blocks of life insurance policies.

                      Cost of insurance. Cost of insurance increased $2.5 million, or 1.8% to $144.7 million in 2005 from $142.2 million in 2004. The increase was primarily attributable to an increase in fees for rider benefits on new variable annuity business.

                      Variable product fees. Variable product fees increased $12.4 million to $21.8 million in 2005 from $9.4 million in 2004. The increase was primarily attributable to growth in our assets under management of variable annuity business.

                      Other income. Other income increased $3.2 million, or 12.9%, to $28.0 million in 2005 from $24.8 million in 2004. The increase was primarily the result of an increase in surrender and other fees attributable to the growth in our in-force block of variable annuity business.

                      Interest credited. Interest credited decreased $22.1 million, or 7.6%, to $269.1 million for 2005 from $291.2 million for 2004. This decrease was primarily due to a $19.9 million decrease attributable to our GICs and funding agreements as a result of a planned reduction in these products and a $6.3 million decline attributable to the runoff of our universal life business. These decreases were partially offset by a $6.5 million increase in our floating rate funding agreement backed notes.

                      Benefits and other changes in policy reserves. Benefits and other changes in policy reserves increased $7.6 million, or 4.2%, to $190.4 million in 2005 from $182.8 million in 2004. The increase was primarily attributable to higher levels of in-force annuities.

                      Acquisition and operating expenses, net of deferrals. Acquisition and operating expenses, net of deferrals, increased $26.7 million, or 42.2%, to $89.9 million in 2005 from $63.2 million in 2004. This increase was due to a $12.4 million increase in legal expenses primarily attributable to settlements reached during the year. Additionally, there was an increase of $14.7 million related to our annuity products as a result of growth in our in-force block of variable annuity business.

                      Amortization of deferred acquisition costs and intangibles. Amortization of deferred acquisition costs and intangibles decreased $6.3 million, or 5.9%, to $101.0 million in 2005 from $107.3 million in 2004. The decrease is primarily the result of a decrease of $10.3 million related to our runoff blocks of business offset by an increase in amortization of deferred acquisition costs of $3.7 million primarily as a result of growth in our variable annuity business. There was a goodwill impairment charge of $57.5 million and $59.8 million recorded in 2005 and 2004, respectively.

                      Provision (benefit) for income taxes. Provision for income taxes increased $168.6 million to a provision of $25.3 million for the year ended December 31, 2005 from a benefit of $(143.3) million for the year ended
                      December 31, 2004. The increase in the tax provision was primarily attributable to a tax benefit associated with the reinsurance transaction with UFLIC in 2004 partially offset by favorable current year examination developments benefiting the year ended December 31, 2005.

                      2004 vs. 2003

                      Net income. Net income in 2004 was $199.4 million, a $179.7 million increase from 2003. The increase is primarily due to a tax benefit increase of $140.2 million resulting primarily from reinsurance transactions entered into in 2004, in which we ceded to UFLIC, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. The reinsurance transactions with UFLIC were completed and accounted for at book value and were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit for the year ended December 31, 2004. Also contributing to the increase was a $50.0 million litigation reserve in 2003 and an increase in investment income of $62.7 million in our Corporate and Other segment associated with an increase in invested assets not allocated to the operating segments. These amounts were partially offset by a goodwill impairment charge of $59.8 million in 2004 resulting from the reinsurance transactions with UFLIC.

                      Net investment income. Net investment income decreased $117.0 million, or 21.7%, to $421.0 million in 2004 from $538.0 million in 2003. The decrease was primarily a result of a $2,554.9 million, or 21.7%, decline in average invested assets. The decline in average invested assets was due primarily to the reinsurance transactions with UFLIC. Also contributing to the decrease in average invested assets was a decline in outstanding GICs and funding agreement liabilities as a result of a planned reduction in these products.

                      Net realized investment gains. Net realized investment gains consist of gross realized investment gains and gross realized investment (losses), including charges related to impairments. Net realized investment gains increased $1.8 million to $5.7 million in 2004 from $3.9 million in 2003. For 2004, gross realized gains and (losses) were $10.7 million and $(5.0) million, respectively. Realized losses for 2004 included $0.9 million of impairments that were primarily attributable to fixed-maturity and equity securities. For 2003, gross realized gains and (losses) were $80.2 million and $(76.3) million, respectively. Realized losses for 2003 included $26.4 million of impairments, primarily attributable to fixed-maturity and equity securities.

                      Premiums. Premiums decreased $7.2 million, or 6.9% to $96.8 million in 2004 from $104.0 million in 2003. The decrease was primarily due to our Medicare supplement product. Medicare supplement premiums were down $8.3 million in 2004 driven by a reduction in due premiums offset by growth in new business and in-force premium rate actions.

                      Cost of insurance. Cost of insurance decreased $10.9 million, or 7.1% to $142.2 million in 2004 from $153.1 million in 2003. The decrease was due primarily to a decline of universal life policies in-force.

                      Variable product fees. Variable product fees decreased $96.9 million to $9.4 million in 2004 from $106.3 million in 2003. The decrease in variable product fees was primarily due to the reinsurance transactions with UFLIC in which we ceded, effective January 1, 2004, the majority of our in-force variable annuities.

                      Other income. Other income decreased $10.7 million, or 30.1%, to $24.8 million in 2004 from $35.5 million in 2003. The decrease was due primarily to lower surrender fees attributable to the reinsurance transactions with UFLIC.

                      Interest credited. Interest credited represents interest credited on behalf of policyholder and contractholder general account balances. Interest credited decreased $119.4 million, or 29.1%, to $291.2 million for 2004 from $410.6 million for 2003. This decrease was primarily the result of an $84.5 million decrease attributable to the reinsurance transactions with UFLIC and a $33.2 million decrease attributable to GICs and funding agreements as a result of a planned reduction in these products. This decrease was due to a combination of a decrease in future annuity and contract liabilities and reduced average crediting rates.

                      Benefits and other changes in policy reserves. Benefits and other changes in policy reserves decreased $62.9 million, or 25.6%, to $182.8 million in 2004 from $245.7 million in 2003. The decrease was primarily a result of a $46.7 million decrease attributable to the reinsurance transactions with UFLIC and a $16.0 million reserve strengthening in 2003 related to whole life products.

                      Acquisition and operating expenses, net of deferrals. Acquisition and operating expenses, net of deferrals, decreased $85.8 million, or 57.6%, to $63.2 million in 2004 from $149.0 million in the prior year. This decrease was primarily the result of a $50.0 million reserve accrual in 2003 associated with a class action lawsuit settlement agreed to in principle and a $30.5 million decrease attributable to the reinsurance transactions with UFLIC.

                      Amortization of deferred acquisition costs and intangibles. Amortization of deferred acquisition costs and intangibles decreased $11.6 million, or 9.8%, to $107.3 million in 2004 from $118.9 million in 2003. The decrease is primarily the result of a $74.0 million decrease attributable to the reinsurance transactions with UFLIC, which was partially offset by a $59.8 million goodwill impairment charge, also as a result of the reinsurance transactions with UFLIC.

                      Provision (benefit) for income taxes. Benefit for income taxes increased $140.2 million to a benefit of $(143.3) million for the year ended December 31, 2004 from a benefit of $(3.1) million for the year ended December 31, 2003. The increase in tax benefit was primarily attributable to the tax benefit associated with the reinsurance transactions with UFLIC. The reinsurance transactions with UFLIC were completed and accounted for at book value. These transactions were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit for the year ended December 31, 2004.

                      Cumulative effect of change in accounting principle. On January 1, 2004, we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was $0.7 million, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

INVESTMENTS

INVESTMENT RESULTS    The following table sets forth information about our
                      investment income, excluding realized gains and losses, for the components of our investment portfolio for the periods indicated:



                                                      For the years ended December 31,
                                                 ------------------------------------------
                                                     2005           2004           2003
--------------------------------------------------------------------------------------------
(Dollar amounts in millions)                     Yield Amount  Yield  Amount  Yield  Amount
--------------------------------------------------------------------------------------------
Fixed maturities -- taxable                       5.5% $331.3   4.4%  $345.2   4.5%  $458.6
Fixed maturities -- non-taxable                  22.3%    0.1   7.6%     0.1   2.8%     0.1
Commercial mortgage loans                         6.7%   75.3   6.3%    77.1   7.2%    81.8
Equity securities                                 4.2%    0.8   0.5%     0.1   2.2%     0.9
Other investments                                 2.2%    3.4  (0.8)%   (1.2) (2.4)%   (2.9)
Policy loans                                      6.6%   10.1   5.2%     7.5   8.2%    10.8
                                                       ------         ------         ------
Gross investment income before expenses and fees  5.5%  421.0   4.5%   428.8   4.7%   549.3
Expenses and fees                                        (9.3)          (7.8)         (11.3)
                                                       ------         ------         ------
Net investment income                             5.3% $411.7   4.5%  $421.0   4.6%  $538.0
--------------------------------------------------------------------------------------------



                      Yields are based on average carrying values except for fixed maturities, equity securities and securities lending activity. Yields for fixed maturities and equity securities are based on amortized cost and cost, respectively. Yields for securities lending activity, which is included in other investments, are calculated net of the corresponding securities lending liability.

                      The increase in the investment yield in 2005 was primarily attributable to an increase in yields on floating rate investments, an adjustment to our allowance for commercial mortgage loan losses from a change in the process for estimating credit losses and higher derivative income. The decline in investment yield in 2004 was primarily attributable to purchases of assets in an interest rate environment where current market yields are lower than the existing portfolio yields.

                      The following table sets forth gross realized investment gains and losses resulting from the sales and impairments of investment securities classified as available-for-sale were as follows for the years ended December 31:



      (Dollar amounts in millions)                  2005    2004   2003
      -------------------------------------------------------------------
      Gross realized investment:
      Gains on sale                                $ 12.0  $10.7  $ 80.2
      Losses on sale                                 (4.3)  (4.1)  (49.9)
      Impairment losses                             (12.2)  (0.9)  (26.4)
                                                   ------  -----  ------
         Net realized investments gains (losses)   $ (4.5) $ 5.7  $  3.9
      -------------------------------------------------------------------



                      For a discussion of the change in net realized investment gains (losses), see the comparison for this line item under "-- Results of Operations".

IMPAIRMENTS OF        We regularly review each investment security for
INVESTMENT SECURITIES impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GEAM and other third-party asset managers, as required.

                      For fixed maturities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect either to collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values, considering events such as a payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

                      For the years ended December 31, 2005, 2004 and 2003, we recognized impairment losses of $12.2 million, $0.9 million and $26.4 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. The aggregate fair value of securities sold at a loss during the year ended December 31, 2005 was $188.5 million, which was approximately 98.3% of book value.

                      The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:



                                        Less Than 12 Months                   12 Months or More
                                ------------------------------------ ------------------------------------
                                                 Gross                                Gross
                                Estimated Fair Unrealized    # of    Estimated Fair Unrealized    # of
(Dollar amounts in millions)        Value        Losses   Securities     Value        Losses   Securities
---------------------------------------------------------------------------------------------------------

Description of Securities
---------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. government and
   agency                          $   36.9      $ (0.2)       7         $ 13.8       $ (0.3)       3
  Government -- non U.S.               12.6        (0.2)      11             --           --       --
  U.S. corporate                      782.6       (13.7)     164          310.0         (9.7)      64
  Corporate -- non U.S.               155.5        (2.4)      35           83.7         (3.2)      13
  Asset backed                        538.7        (7.6)      44          109.2         (1.4)      20
  Mortgage backed                     538.1        (8.9)     101          210.8         (6.2)      50
                                   --------      ------      ---         ------       ------      ---
Total temporarily impaired
 securities                        $2,064.4      $(33.0)     362         $727.5       $(20.8)     150
% Below cost -- fixed
 maturities:
  (less than)20% Below cost        $2,064.4      $(33.0)     362         $722.6       $(18.3)     147
  20-50% Below cost                      --          --       --            4.9         (2.5)       3
  (greater than)50% Below cost           --          --       --             --           --       --
                                   --------      ------      ---         ------       ------      ---
Total fixed maturities             $2,064.4      $(33.0)     362         $727.5       $(20.8)     150

Investment grade                   $1,988.2      $(31.0)     337         $714.3       $(18.0)     140
Below investment grade                 76.2        (2.0)      25           13.2         (2.8)      10
Not Rated                                --          --       --             --           --       --
                                   --------      ------      ---         ------       ------      ---
Total temporarily impaired
 securities                        $2,064.4      $(33.0)     362         $727.5       $(20.8)     150
---------------------------------------------------------------------------------------------------------



                      The investment securities in an unrealized loss position as of December 31, 2005 consist of 512 securities accounting for unrealized losses of $53.8 million. Of these unrealized losses, 91.1% is investment grade (rated AAA through BBB-) and 95.4% is less than 20% below cost. The amount of the unrealized loss on these securities is primarily attributable to increases in interest rates and changes in credit spreads.

                      For the investment securities in an unrealized loss position as of December 31, 2005, three securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more accounting for unrealized losses of $2.5 million. These securities consist of two issuers in the airline and automotive industries and are current on all terms. All airline securities are collateralized by commercial jet aircraft associated with several domestic airlines. We believe these airline security holdings are in a temporary loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry. The unrealized loss on the automotive investments was primarily caused by legacy issues and declines in market share. The automotive issuer continues to maintain significant liquidity relative to their maturities and we expect to collect full principal and interest.

                      Because we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

CAPITAL RESOURCES

CONSOLIDATED          Total Investments.  Total investments decreased $1,959.7
BALANCE SHEET         million, or 22.1%, to $6,890.9 million at December 31,
                      2005 from $8,850.6 million at December 31, 2004. The decrease was primarily attributable to a decline in investments supporting GICs and funding agreement liabilities. GICs and funding agreement liabilities decreased by $944.6 million, which resulted from scheduled maturities and a planned reduction in these products. Also contributing to the decrease in total investments was a $406.9 million decline in collateral held in other invested assets for securities lending.

                      Investment securities comprise mainly investment grade debt securities. Fixed maturities and equity securities were $5,300.6 million, including gross unrealized gains and (losses) of $89.4 million and $(53.8) million, respectively at December 31, 2005 ($7,028.0 million, including gross unrealized gains and losses of $192.6 million and $(41.2) million, respectively at December 31,
                      2004). Market value for these purposes is defined by relevant accounting standards and should not be viewed as a forecast of future gains or losses.

                      Investment securities transferred in the secured borrowing that closed on August 19, 2005 with an affiliate SPE (discussed in note 2 of the financial statements) were recorded in other invested assets and the liability equal to the proceeds received upon transfer has been included in other liabilities. The fair value of the investment securities held and included in other invested assets was $332.0 million at December 31, 2005.

                      In 2005, we paid a common stock dividend of $440.3 million consisting of securities to our stockholder. In 2004, we paid a dividend to our stockholder consisting of securities in the amount of $379.1 million.

                      Separate Account Assets and Liabilities. Separate account assets and liabilities represent funds held for the exclusive benefit of variable annuity and variable life contract holders. As of December 31, 2005, we held $8,777.3 million of separate account assets. The increase of $140.6 million, or 1.6%, from $8,636.7 million at December 31, 2004 was related primarily to the favorable market performance of the underlying securities, which was partially offset by death, surrender and other benefits outpacing new deposits.

                      Future Annuity and Contract Benefits. Future annuity and contract benefits decreased $1,403.1 million, to $8,201.5 million at December 31, 2005 from $9,604.6 million at December 31, 2004. The decrease was primarily attributable to a $944.6 million decline in GICs and funding agreements, which resulted from scheduled maturities and a planned reduction in these products. The decrease was also attributable to a $358.5 million decline in future annuity and contract benefits related to the general account portion of a reinsured block of variable annuity products, a $71.2 million decrease attributable to a runoff block of deferred annuities and a $25.9 million decrease attributable to runoff of our life business.

                      Stockholders' Equity. Stockholders' equity decreased $492.2 million to $1,097.8 million at December 31, 2005 from $1,590.0 million at December 31, 2004. The decrease was primarily attributable to the $440.3 million of dividends paid to the common stockholder and $9.6 million of dividends paid to the preferred stockholder. The decrease was also attributable to a decline in net unrealized gains on invested securities of $61.7 million, which was partially offset by current year net income of $29.5 million.

LIQUIDITY
                      The principal liquidity requirements for our insurance operations are our contractual obligations to contract holders and annuitants. Contractual obligations include payments of claims under outstanding insurance policies and annuities, contract withdrawals and surrender benefits. The primary sources for meeting these contractual obligations are investment activities and cash generated from operating activities. We maintain a committed credit line with an indirect parent, GNA Corporation, of $500.0 million to provide liquidity to meet normal variation in cash requirements.

                      The following table sets forth our condensed cash flows for the periods indicated:



                                             Years ended December 31,
                                           ---------------------------
        (Dollar amounts in millions)          2005      2004     2003
        ---------------------------------------------------------------
        Net cash from operating activities $   177.9  $ 421.5  $ 492.9
        Net cash from investing activities   1,210.6    359.6    478.7
        Net cash from financing activities  (1,070.9)  (767.1)  (959.2)
        ---------------------------------------------------------------



                      Cash flows from operating activities are affected by the timing of premiums and fees received and investment income and expenses paid. Principal sources of cash include sales of our products and services. The decrease in cash flows from operating activities in 2005 was primarily the result of the timing of cash settlements of other assets and liabilities.

                      The increase in cash from investing activities for the year ended December 31, 2005 was primarily the result of a reduction in purchases of investments primarily driven by a decline in investments needed to support GICs and funding agreements.

                      The net cash from financing activities primarily relates to investment contract issuances and redemptions. Our net change in investment contracts was $(1,071.0) million in 2005 compared to $(731.6) million in 2004.

                      The overall increase in cash of $317.6 million in 2005 is primarily a result of the $300.0 million registered note issuance in December 2005.

                      As of December 31, 2005, we had approximately $200.0 million of renewable floating rate funding agreements, which are deposit-type products that generally credit interest on deposits at a floating rate tied to an external market index. Purchasers of renewable funding agreements include money market funds, bank common trust funds and other short-term investors. Some of our funding agreements contain "put" provisions, through which the contractholder has an option to terminate the funding agreement for any reason after giving notice within the contract's specified notice period. Of the $200.0 million aggregate amount outstanding as of December 31, 2005, $50.0 million had put option features of 180 days.

                      During 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. The value of those securities as of December 31, 2005 was $332.0 million.

                      The nature and quality of the various types of investments purchased by a life insurance company must comply with the statutes and regulations imposed by the various jurisdictions in which those entities are incorporated. Following is a breakdown of the credit quality of our fixed maturity portfolio at December 31, 2005.



                            -----------------------
                            BBB/Baa or above  92.8%
                            BB/Ba and below     7.2
                            Not Rated            --
                                             ------
                            Total portfolio  100.0%
                            -----------------------

                      Certain of our products contain provisions for charges for surrender of, or withdrawals from, the policy. At December 31, 2005 and 2004, approximately 79.6% and 66.6%, respectively, of our annuity contracts were subject to surrender charges or contained non-surrender provisions.

                      As of December 31, 2005, we had approximately $1,985.8 million of GICs. Substantially all of these contracts allow for the payment of benefits at contract value to ERISA plans prior to contract maturity in the event of death, disability, retirement or change in investment election. We carefully underwrite these risks before issuing a GIC to a plan and historically have been able to effectively manage our exposure to these benefit payments. Our GICs typically credit interest at a fixed interest rate and have a fixed-maturity generally ranging from two to six years. Contracts provide for early termination by the contractholder but subject to an adjustment to the contract value for changes in the level of interest rates from the time the GIC was issued plus an early withdrawal penalty.

                      Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Dividends in excess of the prescribed limits or the earned surplus are deemed extraordinary and require formal state insurance department approval. We are able to pay $33.0 million in dividends in 2006 without obtaining regulatory approval.

OFF-BALANCE SHEET TRANSACTIONS
                      We have used off-balance sheet securitization transactions to mitigate and diversify our asset risk position and to adjust the asset class mix in our portfolio by reinvesting securitization proceeds in accordance with our approved investment guidelines. The transactions we have used involved securitizations of some of our receivables and investments that were secured by commercial mortgage loans, fixed maturities or other receivables, consisting primarily of policy loans. Total securitized assets remaining as of December 31, 2005 and 2004, were $254.1 million and $297.9 million, respectively.

                      There were no off-balance sheet securitization transactions in 2005, 2004 and 2003.

                      We have arranged for the assets that we have transferred in securitization transactions to be serviced by us directly, or pursuant to arrangements with GEAM and with General Motors Acceptance Corporation. Servicing activities include ongoing review, credit monitoring, reporting and collection activities.

                      Financial support is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119 million of credit losses in such entities. We do not provide any such recourse. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital.

NEW ACCOUNTING STANDARDS

RECENTLY ADOPTED      On January 1, 2004, we adopted the American Institute of
                      Certified Public Accountants ("AICPA") Statement of
                      Position ("SOP") 03-1, Accounting and Reporting by
                      Insurance Enterprises for Certain Nontraditional
                      Long-Duration Contracts and for Separate Accounts. SOP
                      03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP
                      03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

ACCOUNTING            In September 2005, the AICPA issued SOP 05-1, Accounting
PRONOUNCEMENTS        by Insurance Enterprises for Deferred Acquisition Costs
NOT YET ADOPTED       in Connection With Modifications or Exchanges of
                      Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other deferred balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by the amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. Depending on the type of modification, the period over which these deferred balances will be recognized could be accelerated. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the impact
                      SOP 05-1 will have on our results of operations or financial position.

Quantitative and Qualitative Disclosures About Market Risk and Interest Rate Management



                      Market risk is the risk of the loss of fair value resulting from adverse changes in market rates and prices, such as interest rates, foreign currency exchange rates and equity prices. Market risk is directly influenced by the volatility and liquidity in the markets in which the related underlying financial instruments are traded. The following is a discussion of our market risk exposures and our risk management practices.

                      We enter into market-sensitive instruments primarily for purposes other than trading. The carrying value of our investment portfolio as of December 31, 2005 and 2004 was $6,890.9 million and $8,850.6 million, respectively, of which 76.6% and 79.1%, respectively, was invested in fixed maturities. The primary market risk to our investment portfolio is interest rate risk associated with investments in fixed maturities. We mitigate the market risk associated with our fixed maturities portfolio by closely matching the duration of our fixed maturities with the duration of the liabilities that those securities are intended to support.

                      We are exposed to equity risk on our holdings of common stocks and other equities. We manage equity price risk through industry and issuer diversification and asset allocation techniques.

                      We may use derivative financial instruments, such as interest rate and currency swaps, currency forwards and option-based financial instruments, as part of our risk management strategy. We use these derivatives to mitigate certain risks, including interest rate risk, currency risk and equity risk, by:

                         . reducing the risk between the timing of the receipt
                           of cash and its investment in the market;

                         . converting the asset duration to match the duration
                           of the liabilities;

                         . reducing our exposure to fluctuations in equity
                           market indices that underlie some of our products;
                           and

                         . protecting against the early termination of an asset
                           or liability.

                      As a matter of policy, we have not and will not engage in derivative market-making, speculative derivative trading or other speculative derivatives activities.

SENSITIVITY ANALYSIS
                      Sensitivity analysis measures the impact of hypothetical changes in interest rates, foreign exchange rates and other market rates or prices on the profitability of market-sensitive financial instruments.

                      The following discussion about the potential effects of changes in interest rates and equity market prices is based on so-called "shock-tests," which model the effects of interest rate and equity market price shifts on our financial condition and results of operations. Although we believe shock tests provide the most meaningful analysis permitted by the rules and regulations of the SEC, they are constrained by several factors, including the necessity to conduct the analysis based on a single point in time and by their inability to include the extraordinarily complex market reactions that normally would arise from the market shifts modeled. Although the following results of shock tests for changes in interest rates and equity market prices may have some limited use as benchmarks, they should not be viewed as forecasts. These forward-looking disclosures also are selective in nature and address only the potential impacts on our financial instruments. They do not include a variety of other potential factors that could affect our business as a result of these changes in interest rates and equity market prices.

                      One means of assessing exposure of our fixed maturities portfolio to interest rate changes is a duration-based analysis that measures the potential changes in market value resulting from a hypothetical change in interest rates of 100 basis points across all maturities. This is sometimes referred to as a parallel shift in the yield curve. Under this model, with all other factors constant and assuming no offsetting change in the value of our liabilities, we estimated that such an increase in interest rates would cause the market value of our fixed income securities portfolio to decline by approximately $186.1 million, based on our securities positions as of December 31, 2005.

                      One means of assessing exposure to changes in equity market prices is to estimate the potential changes in market values on our equity investments resulting from a hypothetical broad-based decline in equity market prices of 10%. Under this model, with all other factors constant, we estimated that such a decline in equity market prices would cause the market value of our equity investments to decline by approximately $1.9 million, based on our equity positions as of December 31, 2005. In addition, fluctuations in equity market prices affect our revenues and returns from our separate account products, which depend upon fees that are related primarily to the value of assets under management.

DERIVATIVE
COUNTERPARTY
CREDIT RISK
                      We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. When a counterparty exceeds credit exposure limits in terms of amounts owed to us, typically as the result of changes in market conditions, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All swaps are executed under master swap agreements containing mutual credit downgrade provisions that provide the ability to require assignment or replacement in the event either parties unsecured debt rating is downgraded to or below Moody's "Baa" or S&P's "BBB."

                      Swaps, purchased options and forwards with contractual maturities longer than one year are conducted within the credit policy constraints provided in the table below. Our policy requires foreign exchange forwards with contractual maturities shorter than one year to be executed with counterparties having a credit rating by Moody's of "A-1" and by S&P of "P-1".

                      The following table sets forth derivative counterparty credit limits by credit rating:



(Dollar amounts in millions)
                             Long term      Aggregate limits
                          (exposures over   (including those
                          one year) net of   under one year)        Aggregate Limit
S&P rating Moody's rating  collateral/1/   net of collateral/1/ (gross of collateral)/1/
----------------------------------------------------------------------------------------
   AAA          Aaa             $50               $125                   $300
   AA-          Aa3              25                100                    250
   A             A2              15                 90                    200
----------------------------------------------------------------------------------------


                    /1/ Credit exposure limits noted in this table are set by
                        Genworth, our ultimate parent, and apply in the aggregate to all companies that are consolidated into Genworth.

                      Our net derivative position as of December 31, 2005 was $3.7 million.

Experts



                      The consolidated financial statements and schedules of Genworth Life and Annuity Insurance Company and subsidiary (the Company) as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The reports of KPMG LLP dated March 10, 2006 with respect to the consolidated financial statements and schedules of Genworth Life and Annuity Insurance Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                               Table of Contents

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Statements of Income.......................................... F-2

Consolidated Balance Sheets................................................ F-3

Consolidated Statements of Stockholders' Equity............................ F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004 and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income

                         (Dollar amounts in millions)

                                                                            Years Ended December 31,
                                                                            -----------------------
                                                                             2005     2004    2003
                                                                            ------  -------  ------
Revenues:
   Net investment income................................................... $411.7  $ 421.0  $538.0
   Net realized investment gains (losses)..................................   (4.5)     5.7     3.9
   Premiums................................................................  103.5     96.8   104.0
   Cost of insurance.......................................................  144.7    142.2   153.1
   Variable product fees...................................................   21.8      9.4   106.3
   Other income............................................................   28.0     24.8    35.5
                                                                            ------  -------  ------
       Total revenues......................................................  705.2    699.9   940.8
                                                                            ------  -------  ------
Benefits and expenses:
   Interest credited.......................................................  269.1    291.2   410.6
   Benefits and other changes in policy reserves...........................  190.4    182.8   245.7
   Acquisition and operating expenses, net of deferrals....................   89.9     63.2   149.0
   Amortization of deferred acquisition costs and intangibles..............  101.0    107.3   118.9
                                                                            ------  -------  ------
       Total benefits and expenses.........................................  650.4    644.5   924.2
                                                                            ------  -------  ------
Income before income taxes and cumulative effect of change in accounting
  principle................................................................   54.8     55.4    16.6
Provision (benefit) for income taxes.......................................   25.3   (143.3)   (3.1)
                                                                            ------  -------  ------
Income before cumulative effect of change in accounting principle..........   29.5    198.7    19.7
Cumulative effect of change in accounting principle, net of tax of $0.4
  million..................................................................     --      0.7      --
                                                                            ------  -------  ------
Net income................................................................. $ 29.5  $ 199.4  $ 19.7
                                                                            ======  =======  ======

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets

              (Dollar amounts in millions, except share amounts)

                                                                                December 31,
                                                                             -------------------
                                                                               2005      2004
                                                                             --------- ---------
Assets
Investments:
   Fixed maturities available-for-sale, at fair value....................... $ 5,277.3 $ 7,001.2
   Equity securities available-for-sale, at fair value......................      23.3      26.8
   Commercial mortgage loans................................................   1,042.1   1,207.7
   Policy loans.............................................................     158.3     148.4
   Other invested assets ($332.0 and $0.0 restricted).......................     389.9     466.5
                                                                             --------- ---------
     Total investments......................................................   6,890.9   8,850.6
Cash and cash equivalents...................................................     344.0      26.4
Accrued investment income...................................................      63.6      81.5
Deferred acquisition costs..................................................     321.1     248.1
Goodwill....................................................................        --      57.5
Intangible assets...........................................................     131.6     120.6
Reinsurance recoverable.....................................................   2,307.4   2,753.8
Deferred income tax asset...................................................       0.1       5.9
Other assets................................................................      46.0      56.8
Separate account assets.....................................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total assets........................................................... $18,882.0 $20,837.9
                                                                             ========= =========
Liabilities and Stockholders' equity
Liabilities:
   Future annuity and contract benefits..................................... $ 8,201.5 $ 9,604.6
   Liability for policy and contract claims.................................      82.1      89.4
   Other policyholder liabilities...........................................     207.1     235.9
   Other liabilities ($333.3 and $0.0 restricted)...........................     516.2     681.3
   Separate account liabilities.............................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total liabilities......................................................  17,784.2  19,247.9
                                                                             --------- ---------
Commitments and contingencies
Stockholders' equity:
   Accumulated other comprehensive income:
    Net unrealized investment gains.........................................      12.5      72.0
    Derivatives qualifying as hedges........................................       1.1       3.3
                                                                             --------- ---------
   Total accumulated other comprehensive income.............................      13.6      75.3
   Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued
    and outstanding)........................................................     120.0     120.0
   Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
    issued and outstanding).................................................      25.6      25.6
   Additional paid-in capital...............................................     938.6   1,061.1
   Retained earnings........................................................        --     308.0
                                                                             --------- ---------
     Total stockholders' equity.............................................   1,097.8   1,590.0
                                                                             --------- ---------
     Total liabilities and stockholders' equity............................. $18,882.0 $20,837.9
                                                                             ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                Consolidated Statements of Stockholders' Equity

              (Dollar amounts in millions, except share amounts)


                                                                            Preferred Stock Common Stock  Additional
                                                                            --------------  -------------  Paid-In
                                                                             Share   Amount Share  Amount  Capital
                                                                            -------  ------ ------ ------ ----------
Balances at January 1, 2003................................................ 120,000  $120.0 25,651 $25.6   $1,050.7
Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        9.9
Cash dividends.............................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2003.............................................. 120,000   120.0 25,651  25.6    1,060.6

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        0.5
Cash dividends.............................................................      --      --     --    --         --
Non-cash dividend..........................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2004.............................................. 120,000   120.0 25,651  25.6    1,061.1

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Cash dividends declared and paid...........................................      --      --     --    --         --
Non-cash dividend and other transactions with stockholders.................      --      --     --    --     (122.5)
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2005.............................................. 120,000  $120.0 25,651 $25.6   $  938.6
                                                                            =======  ====== ====== =====   ========

                                                                             Accumulated
                                                                                Other                  Total
                                                                            Comprehensive Retained Stockholders'
                                                                               Income     Earnings    Equity
                                                                            ------------- -------- -------------
Balances at January 1, 2003................................................    $ (9.7)    $ 517.6    $1,704.2
Comprehensive income:
   Net income..............................................................        --        19.7        19.7
   Net unrealized gains on investment securities...........................      99.7          --        99.7
   Derivatives qualifying as hedges........................................      (1.9)         --        (1.9)
                                                                                                     --------
       Total comprehensive income..........................................                             117.5
Contributed capital........................................................        --          --         9.9
Cash dividends.............................................................        --        (9.6)       (9.6)
                                                                               ------     -------    --------
Balances at December 31, 2003..............................................      88.1       527.7     1,822.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --       199.4       199.4
   Net unrealized gains on investment securities...........................     (15.7)         --       (15.7)
   Derivatives qualifying as hedges........................................       2.9          --         2.9
                                                                                                     --------
       Total comprehensive income..........................................                             186.6
Contributed capital........................................................        --          --         0.5
Cash dividends.............................................................        --       (40.0)      (40.0)
Non-cash dividend..........................................................        --      (379.1)     (379.1)
                                                                               ------     -------    --------
Balances at December 31, 2004..............................................      75.3       308.0     1,590.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --        29.5        29.5
   Net unrealized gains on investment securities...........................     (59.5)         --       (59.5)
   Derivatives qualifying as hedges........................................      (2.2)         --        (2.2)
                                                                                                     --------
       Total comprehensive income..........................................                             (32.2)
Cash dividends declared and paid...........................................        --        (9.6)       (9.6)
Non-cash dividend and other transactions with stockholders.................        --      (327.9)     (450.4)
                                                                               ------     -------    --------
Balances at December 31, 2005..............................................    $ 13.6     $    --    $1,097.8
                                                                               ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)

                                                                                     Years Ended December 31,
                                                                                 -------------------------------
                                                                                    2005       2004       2003
                                                                                 ---------  ---------  ---------
Cash flows from operating activities:
   Net income................................................................... $    29.5  $   199.4  $    19.7
   Adjustments to reconcile net income to net cash provided by operating activities:
     Cumulative effect of change in accounting principle, net of tax............        --       (0.7)        --
     Change in future policy benefits...........................................     122.4      341.1      407.5
     Net realized investments (gains) losses....................................       4.5       (5.7)      (3.9)
     Amortization of investment premiums and discounts..........................      18.5       28.3       46.5
     Acquisition costs deferred.................................................     (93.3)     (89.1)    (167.7)
     Amortization of deferred acquisition costs and intangibles.................     101.0      107.3      118.9
     Deferred income taxes......................................................      39.1     (174.0)      18.3
     Change in certain assets:
        Decrease (increase) in:
        Accrued investment income...............................................      13.6       26.6       32.6
        Other, net..............................................................       5.5      (20.4)     (39.0)
     Change in certain liabilities:
        Increase (decrease) in:
        Policy and contract claims..............................................      (4.2)      64.2     (183.9)
        Other policyholder liabilities..........................................     (28.5)      88.6      (59.6)
        Other liabilities.......................................................     (30.2)    (144.1)     303.5
                                                                                 ---------  ---------  ---------
     Net cash from operating activities.........................................     177.9      421.5      492.9
                                                                                 ---------  ---------  ---------
Cash flows from investing activities:
   Short-term investment activity, net..........................................        --       99.6      178.4
   Proceeds from sales and maturities of investment securities and other
    invested assets.............................................................   1,989.4    1,734.9    4,328.0
   Principal collected on mortgage and policy loans.............................     297.0      217.5      268.6
   Purchases of investment securities and other invested assets.................    (940.2)  (1,465.9)  (3,784.0)
   Mortgage loan originations and increase in policy loans......................    (135.6)    (226.5)    (512.3)
                                                                                 ---------  ---------  ---------
        Net cash from investing activities......................................   1,210.6      359.6      478.7
                                                                                 ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts...............................   1,537.6    1,293.0    3,107.0
   Redemption and benefit payments on investment contracts......................  (2,608.6)  (2,024.6)  (4,044.8)
   Proceeds from secured borrowings from affiliate..............................      20.5         --         --
   Proceeds from short-term borrowings..........................................     388.0      251.4      346.5
   Payments on short-term borrowings............................................    (398.8)    (246.9)    (358.3)
   Cash dividends to stockholders...............................................      (9.6)     (40.0)      (9.6)
                                                                                 ---------  ---------  ---------
        Net cash from financing activities......................................  (1,070.9)    (767.1)    (959.2)
                                                                                 ---------  ---------  ---------
        Net change in cash and cash equivalents.................................     317.6       14.0       12.4
   Cash and cash equivalents at beginning of year...............................      26.4       12.4         --
                                                                                 ---------  ---------  ---------
   Cash and cash equivalents at end of year..................................... $   344.0  $    26.4  $    12.4
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of Genworth Life and Annuity Insurance Company ("GLAIC"), formerly known as GE Life and Annuity Assurance Company, and its subsidiaries, Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

   Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

   On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

   As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 10.2% of our variable annuity product sales in 2005 were through one national bank. However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace and the availability of business from other distributors.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recognized when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2005, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   We have designated our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to realized investment gains (losses) in the period in which such determination is made.

  (h) Securities Lending Activity

   We engaged in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintained effective control over all loaned securities and therefore, continued to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $0.0 million and $406.9 million at December 31, 2005 and 2004, respectively. We had non-cash collateral of $0.0 million and $23.8 million at December 31, 2005 and 2004, respectively.

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2003, there were no significant charges to income recorded as a result our DAC recoverability testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2005, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized DAC, were reinsured effective January 1, 2004. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no impairment charge in 2003. As of December 31, 2005, there is no goodwill balance remaining as a result of these charges.

  (o) Reinsurance

   Premium revenue, benefits, acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other deferred balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by the amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. Depending on the type of modification, the period over which these deferred balances will be

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

recognized could be accelerated. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the impact SOP 05-1 will have on our results of operations or financial position.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Dollar amounts in millions)                      2005    2004    2003
----------------------------                     ------  ------  ------
Fixed maturities -- taxable..................... $331.3  $345.2  $458.6
Fixed maturities -- non-taxable.................    0.1     0.1     0.1
Commercial mortgage loans.......................   75.3    77.1    81.8
Equity securities...............................    0.8     0.1     0.9
Other investments...............................    3.4    (1.2)   (2.9)
Policy loans....................................   10.1     7.5    10.8
                                                 ------  ------  ------
Gross investment income before expenses and fees  421.0   428.8   549.3
Expenses and fees...............................   (9.3)   (7.8)  (11.3)
                                                 ------  ------  ------
Net investment income........................... $411.7  $421.0  $538.0
                                                 ======  ======  ======

  (b) Net Realized Investment Gains (Losses)

   For the years ended December 31, gross realized investment gains and losses from the sales and impairments of investment securities classified as available-for-sale were as follows:

(Dollar amounts in millions)             2005    2004   2003
----------------------------            ------  -----  ------
Gross realized investment:
   Gains on sale....................... $ 12.0  $10.7  $ 80.2
   Losses on sale......................   (4.3)  (4.1)  (49.9)
   Impairment losses...................  (12.2)  (0.9)  (26.4)
                                        ------  -----  ------
Net realized investments gains (losses) $ (4.5) $ 5.7  $  3.9
                                        ======  =====  ======

  (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income as of December 31, are summarized as follows:

(Dollar amounts in millions)                                                        2005    2004    2003
----------------------------                                                       ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities:
   Fixed maturities............................................................... $ 27.6  $145.4  $204.6
   Equity securities..............................................................    8.0     6.0     3.0
   Restricted other invested assets...............................................   (1.3)     --      --
                                                                                   ------  ------  ------
       Subtotal...................................................................   34.3   151.4   207.6
                                                                                   ------  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs  (15.1)  (40.7)  (72.6)
Deferred income taxes, net........................................................   (6.7)  (38.7)  (47.3)
                                                                                   ------  ------  ------
       Net unrealized gains on available-for-sale investment securities........... $ 12.5  $ 72.0  $ 87.7
                                                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income for the years ended December 31, is as follows:

(Dollar amounts in millions)                                                                      2005    2004    2003
----------------------------                                                                    -------  ------  ------
Net unrealized gains (losses) on investment securities as of January 1......................... $  72.0  $ 87.7  $(12.0)
                                                                                                -------  ------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..........................................  (120.0)  (52.5)  201.2
   Adjustment to deferred acquisition costs....................................................     6.9    19.7   (10.7)
   Adjustment to present value of future profits...............................................    18.7    12.2   (32.4)
   Provision for deferred income taxes.........................................................    32.0     8.6   (55.9)
                                                                                                -------  ------  ------
       Changes in unrealized gains (losses) on investment securities...........................   (62.4)  (12.0)  102.2
Reclassification adjustments to net realized investment (gains) losses net of deferred taxes of
  $(1.6), $2.0 and $1.4........................................................................     2.9    (3.7)   (2.5)
                                                                                                -------  ------  ------
Net unrealized gains on investment securities as of December 31................................ $  12.5  $ 72.0  $ 87.7
                                                                                                =======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2005 and 2004, the amortized cost, gross unrealized gains and losses and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

2005                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   70.2    $  0.5     $ (0.5)   $   70.2
Non-U.S. government................    101.9       9.7       (0.2)      111.4
U.S. corporate.....................  2,784.5      55.8      (23.3)    2,817.0
Non-U.S. corporate.................    455.7      10.1       (5.6)      460.2
Mortgage and asset-backed..........  1,837.4       5.3      (24.2)    1,818.5
                                    --------    ------     ------    --------
   Total fixed maturities..........  5,249.7      81.4      (53.8)    5,277.3
Equity securities..................     15.3       8.0         --        23.3
                                    --------    ------     ------    --------
Total available-for-sale securities $5,265.0    $ 89.4     $(53.8)   $5,300.6
                                    ========    ======     ======    ========

2004                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   51.5    $  0.9     $   --    $   52.4
State and municipal................      0.7        --         --         0.7
Non-U.S. government................     97.9       7.5         --       105.4
U.S. corporate.....................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate.................    782.7      23.0       (2.9)      802.8
Mortgage and asset-backed..........  1,987.2      21.1       (9.0)    1,999.3
                                    --------    ------     ------    --------
   Total fixed maturities..........  6,855.8     186.6      (41.2)    7,001.2
Equity securities..................     20.8       6.0         --        26.8
                                    --------    ------     ------    --------
Total available-for-sale securities $6,876.6    $192.6     $(41.2)   $7,028.0
                                    ========    ======     ======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. The aggregate fair value of securities sold at a loss during the year ended December 31, 2005 was $188.5 million, which was approximately 98.3% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------


                                                       Gross                                     Gross
                                      Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $   36.9      $ (0.2)          7           $ 13.8       $ (0.3)          3
Government -- non U.S................        12.6        (0.2)         11               --           --          --
U.S. corporate.......................       782.6       (13.7)        164            310.0         (9.7)         64
Corporate -- non U.S.................       155.5        (2.4)         35             83.7         (3.2)         13
Asset backed.........................       538.7        (7.6)         44            109.2         (1.4)         20
Mortgage backed......................       538.1        (8.9)        101            210.8         (6.2)         50
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
% Below cost -- fixed maturities:
(less than)20% Below cost............    $2,064.4      $(33.0)        362           $722.6       $(18.3)        147
20-50% Below cost....................          --          --          --              4.9         (2.5)          3
(greater than)50% Below cost.........          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total fixed maturities...............    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
Investment grade.....................    $1,988.2      $(31.0)        337           $714.3       $(18.0)        140
Below investment grade...............        76.2        (2.0)         25             13.2         (2.8)         10
Not Rated............................          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===

   The investment securities in an unrealized loss position as of December 31, 2005 consist of 512 securities accounting for unrealized losses of $53.8 million. Of these unrealized losses, 91.1% are investment grade (rated AAA through BBB-) and 95.4% is less than 20% below cost. The amount of the unrealized loss on these securities is primarily attributable to increases in interest rates and changes in credit spreads.

   For the investment securities in an unrealized loss position as of December 31, 2005, three securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more accounting for unrealized losses

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

of $2.5 million. These securities consist of two issuers in the airline and automotive industries and are current on all terms. All airline securities are collateralized by commercial jet aircraft associated with several domestic airlines. We believe these airline security holdings are in a temporary loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry. The unrealized loss on the automotive investments was primarily caused by legacy issues and declines in market share. The automotive issuer continues to maintain significant liquidity relative to their maturities and we expect to collect full principal and interest.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2004:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------
                                                       Gross                                     Gross
-                                     Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $    7.2      $   --           4           $  0.3       $   --          1
Government -- non U.S................         2.9          --           3               --           --         --
U.S. corporate.......................       494.5       (10.7)        104            267.0        (18.6)        29
Corporate -- non U.S.................       129.0        (2.2)         30             17.3         (0.7)         4
Asset backed.........................       221.6        (1.2)         38              1.6           --          1
Mortgage backed......................       470.9        (6.3)         76             56.1         (1.5)        20
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
% Below cost -- fixed maturities:
(less than)20% Below cost............    $1,324.8      $(19.9)        253           $323.5       $(14.7)        51
20-50% Below cost....................         1.3        (0.5)          2             18.8         (6.1)         4
(greater than)50% Below cost.........          --          --          --               --           --         --
                                         --------      ------         ---           ------       ------         --
Total fixed maturities...............    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
Investment grade.....................    $1,203.8      $(16.6)        223           $208.2       $(11.8)        40
Below investment grade...............       103.0        (3.5)         26            134.1         (9.0)        15
Not Rated............................        19.3        (0.3)          6               --           --         --
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==

   The scheduled maturity distribution of fixed maturities at December 31, 2005 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                      Estimated
(Dollar amounts in millions)           Amortized cost fair value
----------------------------           -------------- ----------
Due in one year or less...............    $  301.3     $  300.1
Due after one year through five years.     1,378.8      1,390.2
Due after five years through ten years       984.7      1,000.0
Due after ten years...................       747.5        768.5
                                          --------     --------
   Subtotal...........................     3,412.3      3,458.8
Mortgage and asset-backed.............     1,837.4      1,818.5
                                          --------     --------
   Total fixed maturities.............    $5,249.7     $5,277.3
                                          ========     ========

   As of December 31, 2005, $588.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2005, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 30.6%, 17.3% and 13.3% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2005, we did not hold any fixed maturities, which individually exceeded 10% of stockholders' equity.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $4.9 million and $5.6 million as of December 31, 2005 and 2004, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                December 31,
                             --------------------------------------------------
Property Type                          2005                      2004
-------------                ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
      Office................    $  346.8       33.3%      $  356.1       29.5%
      Industrial............       353.7       33.9          386.2       32.0
      Retail................       233.5       22.4          335.9       27.8
      Apartments............        91.5        8.8          105.6        8.7
      Mixed use/other.......        16.6        1.6           23.9        2.0
                                --------      -----       --------      -----
      Total.................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                December 31,
                             --------------------------------------------------
Geographic Region                      2005                      2004
-----------------            ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
     Pacific................    $  299.4       28.7%      $  332.8       27.6%
     South Atlantic.........       190.1       18.2          255.3       21.1
     Middle Atlantic........       115.5       11.1          129.3       10.7
     East North Central.....       204.0       19.6          215.1       17.8
     Mountain...............        97.8        9.4          101.4        8.4
     West South Central.....        38.6        3.7           65.8        5.4
     West North Central.....        48.1        4.6           52.0        4.3
     East South Central.....        17.3        1.7           15.4        1.3
     New England............        31.3        3.0           40.6        3.4
                                --------      -----       --------      -----
     Total..................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

   For the years ended December 31, 2005 and 2004, respectively, we originated $4.8 million and $28.0 million of mortgages secured by real estate in California, which represents 4.0% and 14.2% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2005 and 2004) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2005 and 2004). Average investment in specifically impaired loans during December 31, 2005, 2004 and 2003 was $0.8 million, $1.1 million and $2.8 million, respectively, and interest income earned on these loans while they were considered impaired was $0.0, $0.0 and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)                2005   2004  2003
----------------------------               -----  -----  -----
Balance as of January 1................... $10.4  $10.4  $ 8.9
Provision charged (released) to operations  (4.6)   1.0    1.5
Transfers.................................    --   (0.6)    --
Amounts written off, net of recoveries....  (1.5)  (0.4)    --
                                           -----  -----  -----
Balance as of December 31................. $ 4.3  $10.4  $10.4
                                           =====  =====  =====

   The allowance for losses on mortgage loans at December 31, 2005, 2004 and 2003 represented 0.4%, 0.9% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million as of December 31, 2005 and 2004.

   During 2005, we adjusted our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2005                      2004
                                 ------------------------  ------------------------
(Dollar amounts in millions)     Carrying value % of total Carrying value % of total
----------------------------     -------------- ---------- -------------- ----------
Restricted other invested assets     $332.0        85.2%       $   --         -- %
Securities lending..............         --          --         406.9        87.2
Limited partnerships............       48.6        12.4          53.0        11.4
Other investments...............        9.3         2.4           6.6         1.4
                                     ------       -----        ------       -----
Total...........................     $389.9       100.0%       $466.5       100.0%
                                     ======       =====        ======       =====

  Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in Other Liabilities. Additionally, the investment securities transferred are included in Other Invested Assets and are shown as restricted assets.

   As of December 31, 2005, the amortized cost, gross unrealized gains and losses, and estimated fair value of our restricted other invested assets are as follows:

2005                                     Gross      Gross
----                         Amortized unrealized unrealized Estimated
(Dollar amounts in millions)   cost      gains      losses   fair value
---------------------------- --------- ---------- ---------- ----------
Fixed maturities:
Foreign other...............  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate..............     9.0       0.2       (0.1)        9.1
                              ------      ----      -----      ------
Total restricted securities.  $333.3      $3.1      $(4.4)     $332.0
                              ======      ====      =====      ======

   The scheduled maturity distribution of the restricted fixed maturity portfolio at December 31, 2005 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       Amortized Estimated
(Dollar amounts in millions)             cost    fair value
----------------------------           --------- ----------
Due in one year or less...............  $ 24.5     $ 24.5
Due after one year through five years.    95.8       94.3
Due after five years through ten years   168.4      167.6
Due after ten years...................    44.6       45.6
                                        ------     ------
   Total restricted fixed maturities..  $333.3     $332.0
                                        ======     ======

   As of December 31, 2005, $55.9 million of our restricted other invested assets were subject to certain call provisions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As of December 31, 2005, we did not hold any restricted fixed maturity securities, which individually exceeded 10% of stockholders' equity.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                          2005     2004    2003
----------------------------                         ------  -------  ------
Unamortized balance as of January 1................. $255.2  $ 923.8  $843.3
Cost deferred.......................................   93.3     89.1   167.7
Amortization, net...................................  (27.2)   (23.6)  (87.2)
Transfers due to reinsurance transactions with UFLIC     --   (734.1)     --
                                                     ------  -------  ------
Unamortized balance as of December 31...............  321.3    255.2   923.8
Cumulative effect of net unrealized investment gains   (0.2)    (7.1)  (26.8)
                                                     ------  -------  ------
Balance as of December 31........................... $321.1  $ 248.1  $897.0
                                                     ======  =======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2005 and 2004, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2005                  2004
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Dollar amounts in millions)                   amount  amortization  amount  amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $142.4     $(41.4)    $123.7     $(27.6)
Capitalized software.........................    37.1      (14.4)      31.1      (11.9)
Deferred sales inducements to contractholders     8.7       (0.8)       5.5       (0.2)
All other....................................     1.0       (1.0)       1.0       (1.0)
                                               ------     ------     ------     ------
Total........................................  $189.2     $(57.6)    $161.3     $(40.7)
                                               ======     ======     ======     ======

   Amortization expense related to intangible assets for the years ended December 31, 2005, 2004, and 2003 was $16.3 million, $23.9 million and $31.7 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2005 and 2004, respectively. There were no deferred sales inducements to contractholders in the year ended December 31, 2003.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2005    2004    2003
----------------------------                                               ------  ------  ------
Unamortized balance as of January 1....................................... $129.7  $173.9  $202.2
Interest accreted at 4.9%, 5.2% and 5.4%, respectively....................    6.0     7.1    10.2
Amortization..............................................................  (19.8)  (27.6)  (38.5)
Amounts transferred in connection with reinsurance transactions with UFLIC     --   (23.7)     --
                                                                           ------  ------  ------
Unamortized balance as of December 31.....................................  115.9   129.7   173.9
Accumulated effect of net unrealized investment gains.....................  (14.9)  (33.6)  (45.8)
                                                                           ------  ------  ------
Balance as of December 31................................................. $101.0  $ 96.1  $128.1
                                                                           ======  ======  ======

   The estimated percentage of the December 31, 2005 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2006 10.2%
                                   2007  8.9%
                                   2008  7.8%
                                   2009  7.1%
                                   2010  6.4%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, realized gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance by segment and activity was as follows:

                                Retirement
                                 Income &
(Dollar amounts in millions)    Investments Protection Total
----------------------------    ----------- ---------- ------
Balance as of December 31, 2003    $59.8      $57.5    $117.3
Impairment.....................     59.8         --      59.8
                                   -----      -----    ------
Balance as of December 31, 2004       --       57.5      57.5
Impairment.....................       --       57.5      57.5
                                   -----      -----    ------
Balance as of December 31, 2005    $  --      $  --    $   --
                                   =====      =====    ======

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with Union Fidelity Life Insurance Company ("UFLIC"), described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


(5)Reinsurance

   On November 30, 2005, we entered into a reinsurance agreement with First Colony Life Insurance Company ("FCL"), an affiliate, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $2.0 billion.

   This agreement is accounted for as deposit accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the RetireReady/SM/ Retirement Answer/ /Variable Annuity ("Retirement Answer") product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. The in-force blocks of general account variable annuities and structured settlements ceded to UFLIC had aggregate policyholder reserves of $2.0 billion and $0.2 billion as of December 31, 2005, respectively, and $2.4 billion and $0.2 billion as of December 31, 2004, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We had $6.9 billion and $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2005 and 2004, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2005, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2005, 30.4% of our reinsured life insurance net at risk exposure ceded to one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2005       2004       2003
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $22,219.1  $24,723.4  $26,889.2
Amounts ceded to other companies....  (3,313.6)  (4,045.2)  (4,129.4)
Amounts assumed from other companies   1,638.3    1,863.3    1,970.2
                                     ---------  ---------  ---------
Net in force........................ $20,543.8  $22,541.5  $24,730.0
                                     =========  =========  =========
Percentage of amount assumed to net.       8.0%       8.3%       8.0%
                                     =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

(Dollar amounts in millions)         2005    2004    2003
----------------------------        ------  ------  ------
Direct............................. $113.3  $110.8  $122.9
Assumed............................    3.8     2.5     2.5
Ceded..............................  (13.6)  (16.5)  (21.4)
                                    ------  ------  ------
Net premiums earned................ $103.5  $ 96.8  $104.0
                                    ======  ======  ======
Percentage of amount assumed to net    3.7%    2.6%    2.4%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefit expenses amounted to $20.7 million, $21.3 million and $23.9 million for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance recoveries recognized as a reduction of change in policy reserves amounted to $157.5 million, $106.2 million and $5.0 million for the years ended December 31, 2005, 2004 and 2003, respectively.

(6)Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                            Mortality/                 December 31,
                                            morbidity  Interest rate -----------------
(Dollar amounts in millions)                assumption  assumption     2005     2004
----------------------------                ---------- ------------- -------- --------
Investment contracts.......................  Account
                                             balance        N/A      $5,888.3 $7,267.9
Limited payment contracts..................    (a)     3.5% - 11.25%    203.6    203.5
Traditional life insurance contracts.......    (b)     6.45% - 7.40%    295.8    309.2
Universal life type contracts..............  Account
                                             balance        N/A       1,756.6  1,769.1
Accident and health........................    (c)      4.5% -5.25%      57.2     54.9
                                                                     -------- --------
Total future annuity and contracts benefits                          $8,201.5 $9,604.6
                                                                     ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding Retirement Answer, to UFLIC, effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account.

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $1,929.4 million and $1,003.9 million at December 31, 2005 and 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $8.2 million and $3.4 million at December 31, 2005 and 2004, respectively. The liability for our variable annuity contracts with death benefits net of reinsurance is $2.3 million and $0.5 million at December 31, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Dollar amounts in millions)                            2005     2004    2003
----------------------------                           ------  -------  ------
Current federal income tax............................ $(13.2) $  34.2  $(21.4)
Deferred federal income tax...........................   37.2   (166.6)   18.3
                                                       ------  -------  ------
   Total federal income tax...........................   24.0   (132.4)   (3.1)
                                                       ------  -------  ------
Current state income tax..............................   (0.8)    (3.5)     --
Deferred state income tax.............................    2.1     (7.4)     --
                                                       ------  -------  ------
   Total state income tax.............................    1.3    (10.9)     --
                                                       ------  -------  ------
       Total provision (benefit) for income taxes..... $ 25.3  $(143.3) $ (3.1)
                                                       ======  =======  ======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

(Dollar amounts in millions)                         2005    2004    2003
----------------------------                        -----  ------   -----
Statutory U.S. federal income tax rate.............  35.0%   35.0%   35.0%
State income tax, net of federal income tax benefit   1.6    (4.2)   (0.1)
Non-deductible goodwill impairment.................  36.8    37.8      --
Dividends-received deduction....................... (17.4)  (11.9)  (53.1)
Reinsurance transactions with UFLIC................    --  (315.9)     --
Other, net.........................................  (9.8)    0.4    (0.8)
                                                    -----  ------   -----
   Effective rate..................................  46.2% (258.8)% (19.0)%
                                                    =====  ======   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The components of the net deferred income tax asset as of December 31, are as follows:

(Dollar amounts in millions)                       2005   2004
----------------------------                      ------ ------
Assets:
   Future annuity and contract benefits.......... $ 55.8 $ 65.7
   Accrued expenses..............................   48.6   17.5
   Deferred tax losses...........................     --   11.0
   Other.........................................   17.5   28.8
                                                  ------ ------
       Total deferred income tax asset...........  121.9  123.0
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.    6.7   38.7
   Net unrealized gains on derivatives...........    0.6    1.9
   Investments...................................    6.1   10.4
   Present value of future profits...............   20.1   22.4
   Deferred acquisition costs....................   57.8    4.5
   Other.........................................   30.5   39.2
                                                  ------ ------
       Total deferred income tax liability.......  121.8  117.1
                                                  ------ ------
       Net deferred income tax asset............. $  0.1 $  5.9
                                                  ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $15.5 million, $38.1 million and $7.3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   At December 31, 2005 and 2004, the net deferred income tax asset was $0.1 million and $5.9 million, respectively. At December 31, 2005 and 2004, the current income tax receivable was $1.2 million and $2.6 million, respectively.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $124.7 million, $117.7 million and $47.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $65.0 million, $65.9 million and $93.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $2.5 million, $3.9 million and $10.5 million in 2005, 2004 and 2003, respectively, to GEAM under this agreement. We also pay Genworth, our ultimate parent, for investment related services. We paid $6.3 million and $3.0 million to Genworth in 2005 and 2004, respectively. We were not assessed these charges in 2003.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GLIC. We have a credit line of $500.0 million with GNA Corporation. Interest expense under this agreement was $0.2 million, $0.1 million and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively. We pay interest at the cost of funds of GNA Corporation, which were 4.3%, 2.2% and 1.3%, as of December 31, 2005, 2004 and 2003, respectively. There was no amount outstanding as of December 31, 2005. The amount outstanding as of December 31, 2004 was $10.7 million and was included with other liabilities in the Consolidated Balance Sheets.

(9)Commitments and Contingencies

  Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $1.6 million and $6.1 million as of December 31, 2005 and 2004, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   We have limited partnership commitments outstanding of $0.3 million and $0.4 million at December 31, 2005 and December 31, 2004, respectively.

  Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.1 million as of December 31, 2005.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain of our borrowings, certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on market quotes or comparables.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                2005                         2004
                                                    ---------------------------- ----------------------------
                                                    Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                         amount   amount  fair value  amount   amount  fair value
----------------------------                        -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans.......................   $ (a)  $1,042.1  $1,054.7   $  (a)  $1,207.7  $1,252.4
   Other financial instruments.....................     (a)      19.6      27.0      (a)      23.1      27.1
Liabilities:
   Borrowings and related instruments:.............
       Borrowings..................................     (a)        --        --      (a)      10.7      10.7
       Investment contract benefits................     (a)   5,888.3   5,835.0      (a)   7,267.9   7,276.0
Other firm commitments:
   Ordinary course of business lending commitments.    1.6         --        --    31.5         --        --
   Commitments to fund limited partnerships........    0.3         --        --     0.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital-sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

(Dollar amounts in millions)   2005   2004
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $ 96.5 $112.7
   Fixed maturities..........   66.1   86.4
   Other receivables.........   91.5   98.8
                              ------ ------
       Total assets.......... $254.1 $297.9
                              ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities -- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2005, 2004 and 2003.

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                 December 31,
                             ---------------------
                                2005       2004
                             ---------- ----------
                                  Fair       Fair
(Dollar amounts in millions) Cost value Cost value
---------------------------- ---- ----- ---- -----
Retained interests -- assets $8.0 $10.4 $9.7 $11.5
Servicing assets............   --    --   --    --
Recourse liability..........   --    --   --    --
                             ---- ----- ---- -----
Total....................... $8.0 $10.4 $9.7 $11.5
                             ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2005, we are able to distribute $33.0 million in dividends in 2006 without obtaining regulatory approval.

   In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2005, 2004 and 2003.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2005   2004   2003
----------------------------  ------ ------ ------
Statutory net income (loss).. $144.4 $105.8 $(28.0)
Statutory capital and surplus  476.0  817.2  562.4

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2005 and 2004, we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   Our operations are conducted under two reporting segments corresponding to customer needs: (1) Retirement Income and Investments and (2) Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

   We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We use the same accounting policies and procedures to measure segment earnings and assets as we use to measure our consolidated net income and assets. Segment earnings are generally income before income taxes and cumulative effect of accounting change. Realized gains (losses), net of taxes, are allocated to the Corporate and Other segment. Segment earnings represent the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   The following is a summary of industry segment activity for December 31, 2005, 2004 and 2003:

2005                                                                Retirement
----                                                                Income and             Corporate
(Dollar amounts in millions)                                        Investments Protection and Other Consolidated
----------------------------                                        ----------- ---------- --------- ------------
Net investment income..............................................  $   229.5   $  141.0  $   41.2   $   411.7
Net realized investment losses.....................................         --         --      (4.5)       (4.5)
Premiums...........................................................        0.1      103.4        --       103.5
Other revenues.....................................................       58.6      135.9        --       194.5
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      288.2      380.3      36.7       705.2
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      194.1      265.4        --       459.5
Acquisition and operating expenses, net of deferrals...............       33.3       34.6      22.0        89.9
Amortization of deferred acquisition costs and intangibles.........       20.1       80.9        --       101.0
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      247.5      380.9      22.0       650.4
                                                                     ---------   --------  --------   ---------
   Income (loss) before income taxes...............................       40.7       (0.6)     14.7        54.8
   Provision (benefit) for income taxes............................        3.2       20.2       1.9        25.3
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $    37.5   $  (20.8) $   12.8   $    29.5
                                                                     =========   ========  ========   =========
Total assets.......................................................  $15,507.4   $2,680.0  $  694.6   $18,882.0
                                                                     =========   ========  ========   =========

                                                                    Retirement
                                                                    Income and             Corporate
2004                                                                Investments Protection and Other Consolidated
----                                                                ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income..............................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains......................................         --         --       5.7         5.7
Premiums...........................................................        0.4       96.4        --        96.8
Other revenues.....................................................       40.0      136.4        --       176.4
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      278.9      373.1      47.9       699.9
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      202.4      271.6        --       474.0
Acquisition and operating expenses, net of deferrals...............       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles.........       78.6       28.7        --       107.3
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      298.1      331.4      15.0       644.5
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes............................        8.2       14.8    (166.3)     (143.3)
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax.        0.7         --        --         0.7
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                     =========   ========  ========   =========
Total assets.......................................................  $16,742.4   $2,748.2  $1,347.3   $20,837.9
                                                                     =========   ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

                                                                 Retirement
                                                                 Income and             Corporate
2003                                                             Investments Protection and Other Consolidated
----                                                             ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income (loss)....................................   $402.7      $152.5    $(17.2)     $538.0
Net realized investment gains...................................       --          --       3.9         3.9
Premiums........................................................     (1.7)      105.7        --       104.0
Other revenues..................................................    150.8       143.8       0.3       294.9
                                                                   ------      ------    ------      ------
   Total revenues...............................................    551.8       402.0     (13.0)      940.8
                                                                   ------      ------    ------      ------
Interest credited, benefits and other changes in policy reserves    362.0       294.3        --       656.3
Acquisition and operating expenses, net of deferrals............     46.4        55.3      47.3       149.0
Amortization of deferred acquisition costs and intangibles......     84.9        34.0        --       118.9
                                                                   ------      ------    ------      ------
   Total benefits and expenses..................................    493.3       383.6      47.3       924.2
                                                                   ------      ------    ------      ------
   Income (loss) before income taxes............................     58.5        18.4     (60.3)       16.6
   Provision (benefit) for income taxes.........................     14.7         6.5     (24.3)       (3.1)
                                                                   ------      ------    ------      ------
   Net income (loss)............................................   $ 43.8      $ 11.9    $(36.0)     $ 19.7
                                                                   ======      ======    ======      ======

(15)Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------- -------------
(Dollar amounts in millions)                        2005   2004   2005    2004   2005    2004   2005    2004
----------------------------                       ------ ------ ------  ------ ------  ------ ------  ------
Net investment income............................. $107.8 $129.1 $ 98.1  $ 84.4 $101.5  $100.0 $104.3  $107.5
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Total revenues.................................... $184.1 $232.2 $170.9  $119.0 $172.3  $174.5 $177.9  $174.2
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $ 27.0 $  6.5 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Net income (loss)................................. $ 27.0 $  7.2 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

   The Consolidated Statements of Cash Flows previously reported in our 2005 quarterly reports on Form 10-Q have been revised to reflect changes in the treatment of net receivable/payable from unsettled investment purchases and sales. These changes previously classified within cash flows from operating activities have been reclassified to cash flows from investing activities, as such balances pertained to investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As a result of the revisions, previously reported cash flows from operating activities and cash flows from investing activities were increased or decreased for the following periods:

                                    Three months ended Six months ended Nine months ended
                                       March 31,           June 30,       September 30,
                                    -----------------  ---------------  ----------------
(Dollar amounts in millions)          2005     2004     2005     2004     2005     2004
----------------------------        -------   ------   ------  -------  --------  ------
Net cash from operating activities:
   As originally reported.......... $  41.6   $ 99.1   $143.8  $  35.8  $   73.9  $281.6
   Impact of revisions.............   274.8     59.0     47.4    112.5      99.7   (16.7)
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 316.4   $158.1   $191.2  $ 148.3  $  173.6  $264.9
                                    =======   ======   ======  =======  ========  ======
Net cash from investing activities:
   As originally reported.......... $ 534.4   $169.0   $880.8  $ 308.6  $1,130.1  $231.4
   Impact of revisions.............  (274.8)   (59.0)   (47.4)  (112.5)    (99.7)   16.7
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 259.6   $110.0   $833.4  $ 196.1  $1,030.4  $248.1
                                    =======   ======   ======  =======  ========  ======

   The revisions have no impact on the total change in cash and cash equivalents within our Consolidated Statements of Cash Flows or on our Consolidated Statements of Income or Consolidated Balance Sheets.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 10, 2006, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

      Summary of investments -- other than investments in related parties

                               December 31, 2005

                         (Dollar amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   70.2   $   70.2  $   70.2
       Government -- non U.S.........................    101.9      111.4     111.4
       Public utilities..............................    353.9      357.2     357.2
       All other corporate bonds.....................  4,400.7    4,421.6   4,421.6
                                                      --------   --------  --------
          Total fixed maturities.....................  4,926.7    4,960.4   4,960.4
Equity securities....................................     15.3       23.3      23.3
Commercial mortgage loans............................  1,042.1      xxxxx   1,042.1
Policy loans.........................................    158.3      xxxxx     158.3
Other invested assets (1)............................    388.6      xxxxx     387.4
                                                      --------   --------  --------
          Total investments.......................... $6,531.0      xxxxx  $6,571.5
                                                      ========   ========  ========

--------
(1)The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.


   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information

                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract                    Other
                                                    Benefits &                  Policyholder
                                                     Liability                  Liabilities
                                       Deferred   For Policy and                 (Excluding
                                      Acquisition    Contract       Unearned      Unearned   Premium
Segment                                  Costs        Claims        Premiums     Premiums)   Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $245.4       $6,095.0        $   --        $184.0     $  0.1
   Protection........................     75.7        2,188.6          22.2           0.9      103.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $321.1       $8,283.6        $ 22.2        $184.9     $103.5
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $171.0       $7,474.6        $   --        $210.7     $  0.4
   Protection........................     77.1        2,219.4          24.0           1.2       96.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $248.1       $9,694.0        $ 24.0        $211.9     $ 96.8
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.                                                         $ (1.7)
   Protection........................                                                          105.7
   Corporate and Other...............                                                             --
                                                                                              ------
       Total.........................                                                         $104.0
                                                                                              ======

                                                     Interest                   Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Operating Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $229.5       $  194.1        $ 33.3        $ 20.1     $  0.4
   Protection........................    141.0          265.4          34.6          80.9      102.7
   Corporate and Other...............     41.2             --          22.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $411.7       $  459.5        $ 89.9        $101.0     $103.1
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $238.5       $  202.4        $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3          271.6          31.1          28.7       97.1
   Corporate and Other...............     42.2             --          15.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $421.0       $  474.0        $ 63.2        $107.3     $ 97.4
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $  362.0        $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5          294.3          55.3          34.0      105.4
   Corporate and Other...............    (17.2)            --          47.3            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $538.0       $  656.3        $149.0        $118.9     $103.7
                                        ======       ========        ======        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.

Appendix

Annuity Cross Funding Program


ANNUITY
CROSS FUNDING
PROGRAM
                      The Annuity Cross Funding Program is not available for contracts issued on or after August 17, 2004.

                      What is the Annuity Cross Funding Program? This section of the prospectus describes the Annuity Cross Funding Program; a program which allowed the purchase of a flexible purchase payment variable deferred annuity contract issued by the Company and use it to make payments to this annuity contract. We refer to the program as the "Annuity Cross Funding Program" because you take Systematic Withdrawals from the flexible purchase payment variable deferred annuity (referred to as the "Funding Annuity") to make payments to this contract.

                      Under the contract offered by this prospectus, the maximum amount that can be allocated to the Subaccount is the Scheduled Installment due on each Monthly Due Date. The Annuity Cross Funding Program is designed to provide you with additional variable investment options in which to allocate assets.

                      How does the Annuity Cross Funding Program work? The Funding Annuity used in the Annuity Cross Funding Program must be issued on the same date this contract is issued. In addition, the Annuity Commencement Date for the Funding Annuity and the Annuity Commencement Date for this contract must be the same date and not later than the date shown on the contract data page when the contract is issued. You may not change the Annuity Commencement Date on this contract once the contract is issued. However, the terms of the Funding Annuity may allow you to change the Annuity Commencement Date, but, if you change the Annuity Commencement Date on the Funding Annuity after the date the contract is issued, you will lose your right to Guaranteed Minimum Income Payments on this contract because the Annuity Commencement Dates are no longer the same.

                      Currently the Annuity Cross Funding Program permits you to allocate contract value you have in the Funding Annuity to this contract as follows:

                         . to the Subaccount in an amount not more than the
                           Scheduled Installment amount; (you may request that monthly Scheduled Installments be made by a series of automatic monthly transfers); or

                         . to the Immediate Installment Account in an amount
                           greater than 6 Scheduled Purchase Payments.

                      You may not allocate Contract Value from the Funding Annuity to the Guarantee Account of this contract without our prior approval. You may not purchase the optional riders under this contract if you elect to participate in the Annuity Cross Funding Program.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from the Funding Annuity cause the Contract Value in the Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under this contract if Scheduled Purchase Payments are not completed under the terms of this annuity contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it.

                      The actual performance of a Funding Annuity may directly affect the amount of purchase payments that must be allocated to a Funding Annuity in order to make all required Scheduled Installments for this annuity contract. If the Subaccounts of the Funding Annuity in which assets are allocated do not perform as anticipated, it may be necessary to make additional purchase payments to either the Funding Annuity or this annuity so that the right to Guaranteed Minimum Income Payments upon annuitization is not lost.

                      Funding Annuities are offered by separate prospectuses. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Funding Annuity is not offered by this prospectus. The Funding Annuity is no longer offered and the Annuity Cross Funding Program is not available for Contracts issued on or after August 17, 2004.

                      Funding Annuities are variable annuity contracts that may involve investment risk. As with other variable annuity contracts, amounts allocated to variable investment options under the Funding Annuity involve investment risk and you may lose some or all of such amounts, including amounts you may intend to transfer from the Funding Annuity to the Subaccount in the future to satisfy Scheduled Installment requirements. Funding Annuities may not offer guaranteed investment options, and the ability to transfer contract value from the Funding Annuity to the Guarantee Account or Immediate Installment Account under this contract may be subject to restrictions and/or limitations.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this contract and the Funding Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from the Funding Annuity to this contract as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for the Funding Annuity once an Annuity Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, you should carefully consider your ability to make additional purchase payments, if necessary, with respect to the Funding Annuity. Changing the Annuity Commencement Date on the Funding Annuity will also cause you to lose your right to Guaranteed Minimum Income Payments under this contract.

                      Both contracts must have the same Owner, Joint Owner if any, and Annuitant (as well as Joint Annuitant, if any). The Beneficiaries need not be the same. Changing an Owner, Annuitant, or Beneficiary, if permitted by the contract, may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. Funding Annuities may also provide a return privilege. You may choose to return either the Funding Annuity Contract, this contract, or both contracts in accordance with the applicable return privilege.

                      Returning either this contract or the Funding Annuity Contract in accordance with the applicable return privilege without also returning the other contract may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from this annuity to the Funding Annuity are not permitted. Transfers may be permitted from the Funding Annuity to this contract. Amounts may be transferred from the Funding Annuity to repay amounts withdrawn from the Subaccount under this contract. Amounts transferred from the Funding Annuity to this annuity are not subject to surrender charges under the Funding Annuity, but amounts surrendered or partially withdrawn from the Funding Annuity may be subject to surrender charges. In addition, while surrender charges applicable to a Funding Annuity may decline over a certain period, amounts transferred from the Funding Annuity to this annuity may be subject to surrender charges and/or a Market Value Adjustment (which may be positive or negative) upon a partial withdrawal or surrender from this annuity. The surrender charge applicable to amounts transferred to this annuity may be higher than those applicable to such amounts had they remained invested in the Funding Annuity; Market Value Adjustments applicable to amounts transferred to the Immediate Installment Account may not have been applicable to such amounts had they remained invested in the Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from the Funding Annuity or this annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this contract or the Funding Annuity will be affected by partial withdrawals or surrenders, as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this contract or the Funding Annuity while participating in an Annuity Cross Funding Program.

                      Death Benefits will be calculated and paid separately in accordance with the provisions of this contract or the Funding Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Income Payments will be calculated and paid in accordance with the provisions of this contract and the Funding Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this contract and the Funding Annuity will be aggregated and treated as one contract for purposes of the tax treatment of such Income Payments. You should consult a tax adviser before requesting Income Payments to start under this contract and/or the Funding Annuity and before commuting any such Income Payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this contract or a Funding Annuity in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Funding Annuity in connection with an Annuity Cross Funding Program.

                      Taxation of cross funded annuity contracts. You may authorize partial withdrawals from a Funding Annuity to be applied to satisfy the Scheduled Installments into this annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002
                      (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this annuity and the Funding Annuity will be
                            aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from the Funding Annuity to
                            this annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single deferred variable annuity contract;

                        (3) if amounts are distributed from either this annuity
                            or the Funding Annuity before the Annuity
                            Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this contract and the Funding Annuity; and

                        (4) distributions from this annuity and the Funding
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

                      A portion of each aggregate distribution on or after the Annuity Commencement Date (provided such date is a date at least 10 years from the date the contracts were issued) will be treated as a non-taxable return of the aggregate investment in this annuity and the Funding Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this annuity and the Funding Annuity has been recovered. After that, all distributions from this annuity and the Funding Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Annuity Commencement Date of the Funding Annuity is changed so that this annuity and the Funding Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Table of Contents

Statement of Additional Information




                                                                               Page
The Company...................................................................  B-3

The Variable Account..........................................................  B-4

The Contracts.................................................................  B-4
   Net Investment Factor......................................................  B-4

Termination of Participation Agreement........................................  B-5

Calculation of Performance Data...............................................  B-5
   The Subaccount.............................................................  B-5
   Other Performance Data.....................................................  B-7

Tax Matters...................................................................  B-7
   Taxation of Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company)...........................................  B-7
   IRS Required Distributions.................................................  B-8

General Provisions............................................................  B-8
   Using the Contract as Collateral...........................................  B-8
   The Beneficiary............................................................  B-9
   Non-Participating..........................................................  B-9
   Misstatement of Age or Gender..............................................  B-9
   Incontestability...........................................................  B-9
   Statement of Values........................................................  B-9
   Trust as Owner or Beneficiary..............................................  B-9
   Written Notice.............................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans................. B-10

Regulation of Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company)................................................ B-10

Experts....................................................................... B-10

Financial Statements.......................................................... B-10



  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)

                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Variable Account is available free by writing us at the address below or by calling (800) 352-9910.


                      Genworth Life and Annuity Insurance Company

                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Variable Account, Contract Form P1161 3/01, to:

                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor ___________________________________
                                                               Date

                    Statement of Additional Information For
        Scheduled Purchase Payment Variable Deferred Annuity Contracts

                                Form P1161 3/01

                                  Issued by:
  Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity
                              Assurance Company)
  Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity
                              Separate Account 4)
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2006, for the Scheduled Purchase Payment Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) through its Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4). The terms used in the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company (formerly, GE
          Life and Annuity Assurance Company)
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative.


The date of this Statement of Additional Information is May 1, 2006.

Table of Contents


       The Company..................................................  B-3

       The Variable Account.........................................  B-4

       The Contracts................................................  B-4
          Net Investment Factor.....................................  B-4

       Termination of Participation Agreement.......................  B-5

       Calculation of Performance Data..............................  B-5
          The Subaccount............................................  B-5
          Other Performance Data....................................  B-7

       Tax Matters..................................................  B-7
          Taxation of Genworth Life and Annuity Insurance Company
            (formerly, GE Life and Annuity Assurance Company).......  B-7
          IRS Required Distributions................................  B-8

       General Provisions...........................................  B-8
          Using the Contracts as Collateral.........................  B-8
          The Beneficiary...........................................  B-9
          Non-Participating.........................................  B-9
          Misstatement of Age or Gender.............................  B-9
          Incontestability..........................................  B-9
          Statement of Values.......................................  B-9
          Trust as Owner or Beneficiary.............................  B-9
          Written Notice............................................  B-9

       Legal Developments Regarding Employment-Related Benefit Plans B-10

       Regulation of Genworth Life and Annuity Insurance Company
       (formerly, GE Life and Annuity Assurance Company)............ B-10

       Experts...................................................... B-10

       Financial Statements......................................... B-10

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

                      On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

                      On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

                      As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

                      We principally offer annuity contracts, guaranteed investment contracts ("GICs") and funding agreements, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection.

                         . Retirement Income and Investments.  We offer
                           deferred annuities (variable and fixed) and variable life insurance to a broad range of individual consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. We also offer GICs and funding agreements as investment products to institutional buyers.

                         . Protection.  Our Protection segment includes
                           universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policyholder. Medicare supplement insurance provides coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits.

                      We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.


                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE VARIABLE
ACCOUNT
                      In accordance with the Board Resolution establishing the Variable Account, such Variable Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the " Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

THE CONTRACTS

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccount during a Valuation Period. The net
                      investment factor of the Subaccount for a Valuation
                      Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the assets of the Subaccount at
                                the end of the preceding Valuation Period; plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to those assets at the end of the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against the Subaccount for
                                taxes; this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; and

                        (b) is the value of the net assets of the Subaccount at
                            the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge. This factor is shown in your contract.

                      We will value the Subaccount's assets at fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF
PARTICIPATION
AGREEMENT
                      The participation agreement pursuant to which the GE Investments Funds, Inc. -- Total Return Fund sells its shares to the Variable Account contains a provision regarding the circumstances in which the Agreement may be terminated.

                      The participation agreement with GE Investments Funds, Inc. may be terminated at the option of any party upon six months written notice to the other, unless a shorter time is agreed upon by the parties.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return and other performance data for the Subaccount pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of total return and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of Purchase Payments and are generally based on the rules of the state in which you reside.

THE SUBACCOUNT        Total Return.  Sales literature or advertisements may
                      quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years, and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the Portfolio adjusted for the level of the Variable Account and contract charges currently in effect for this contract. Average annual total return will be calculated using Subaccount unit values.


                      We calculate the unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund, after deductions for the charges and expenses of the Total Return Fund, the administrative expense charge (deducted daily at an effective annual rate of 0.15% of your assets in the Variable Account), the mortality and expense risk charge (deducted daily at an effective annual rate of 1.35% of your assets in the Variable Account) and $196.80 for all of the available rider options.


                      Total return does not consider the deduction of any premium taxes.

                      Total return will then be calculated according to the following formula:

                      TR = (ERV/P)/1/N - /1

                      where:

TR  =   the average annual total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.
N   =   the duration of the period (in years).

                      Past performance is not a guarantee of future results.


                      The Total Return Fund has provided the price information used to calculate the adjusted historical performance of the Subaccount; we have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standard format described above. The cumulative
                      total return will be calculated using the following formula:

                      CTR = (ERV/P) - 1

                      where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.


                      Other non-standardized quotations of the Total Return Fund performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Total Return Fund performance with standardized performance quotations.


TAX
MATTERS

TAXATION OF GENWORTH  We do not expect to incur any Federal income tax
LIFE AND ANNUITY      liability attributable to investment income or capital
INSURANCE COMPANY     gains retained as part of the reserves under the
(FORMERLY, GE LIFE    contracts. (See the "Federal Tax Matters" section of the
AND ANNUITY ASSURANCE prospectus.) Based upon these expectations, no charge is
COMPANY)              being made currently to the Variable Account for Federal
                      income taxes. We will periodically review the question of a charge to the Variable Account for Federal income taxes related to the Variable Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Variable Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any Owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

                        (b) if any Owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                Owner's death; or

                            (2) as income payments which will begin within one
                                year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                      The "designated beneficiary" generally is the person who will be treated as the sole Owner of the contract following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent and a Joint Owner, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an Owner for purposes of these rules.

                      Contracts issued as Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to contracts issued as Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment. The basic benefits of the contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments. See the "Federal Tax Matters" provision of this prospectus.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. If you do, any Death Benefit will be paid in equal shares to the survivors in the appropriate beneficiary class, unless you otherwise request.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If an Annuitant's age or gender is misstated on the
AGE OR GENDER         contract data page, any contract benefits or proceeds, or
                      availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract except as provided in
                      any rider.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after the report date. The
                      statement will show Contract Value, Purchase Payments, and charges made during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the Owner at the last known address on file with the Company.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED
BENEFIT PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF
GENWORTH LIFE
AND ANNUITY
INSURANCE
COMPANY
(FORMERLY, GE LIFE
AND ANNUITY
ASSURANCE
COMPANY)
                      Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.




EXPERTS
                      The financial statements of Genworth Life & Annuity VA Separate Account 1 as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.



FINANCIAL
STATEMENTS
                      This Statement of Additional Information contains the financial statements of the Separate Account, as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-25

Statements of Changes in Net Assets........................................  F-51

Notes to Financial Statements.............................................. F-103

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Blue Chip
Fund -- Series I shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity
Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares, AIM V.I. Real Estate Fund -- Series II shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American
Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; Dreyfus -- Dreyfus Investment
Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega
Fund -- Class 2; FAM Variable Series Fund, Inc. -- Mercury Basic Value V.I. Fund -- Class III Shares, Mercury Global Allocation V.I. Fund -- Class III Shares, Mercury Large Cap Growth V.I. Fund -- Class III Shares, Mercury Value Opportunities V.I. Fund -- Class III Shares; Federated Insurance
Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann
Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series
Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock
Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate

Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Old Mutual Insurance Company,
Inc. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Advisor Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II, SP William Blair International Growth
Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I, Salomon Brothers Variable Total Return
Fund -- Class II; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2005, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2005, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
March 17, 2006

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2005

                                                                        AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                                  AIM V.I.        AIM V.I.
                                 AIM V.I.         AIM V.I.        AIM V.I.         Capital         Capital        AIM V.I.
                                Aggressive      Basic Value       Blue Chip     Appreciation     Development     Core Equity
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $5,927         27,325,897         3,853        22,637,162        12,328           2,310
Dividend receivable..........         --                 --            --                --            --              --
Receivable from
  affiliate (note 4b)........         --                  2            --                13            --              --
Receivable for units sold....         --                530            --             2,571            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Total assets..........      5,927         27,326,429         3,853        22,639,746        12,328           2,310
                                  ------         ----------         -----        ----------        ------           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          2              1,190            --               979             1              --
Payable for units
  withdrawn..................         --                 --            --                --            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Total liabilities.....          2              1,190            --               979             1              --
                                  ------         ----------         -----        ----------        ------           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $5,925         27,325,239         3,853        22,638,767        12,327           2,310
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --            --                --            --              --
   Genworth Life &
     Annuity (note 4d).......         --                 --            --                --            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Net assets............     $5,925         27,325,239         3,853        22,638,767        12,327           2,310
                                  ======         ==========         =====        ==========        ======           =====
Investments in
  securities, at cost........     $5,550         24,505,644         3,842        18,745,969        10,580           2,100
                                  ======         ==========         =====        ==========        ======           =====
Shares outstanding...........        473          2,228,866           545           917,227           766              99
                                  ======         ==========         =====        ==========        ======           =====

                              ----------------
                                 AIM V.I.
                                Government
                                Securities
                                  Fund --
                              Series I shares
                              ---------------
Assets
Investments at fair
  market value (note 2b):....     11,695
Dividend receivable..........         --
Receivable from
  affiliate (note 4b)........         --
Receivable for units sold....         --
                                  ------
       Total assets..........     11,695
                                  ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --
Payable for units
  withdrawn..................         --
                                  ------
       Total liabilities.....         --
                                  ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     11,695
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --
   Genworth Life &
     Annuity (note 4d).......         --
                                  ------
       Net assets............     11,695
                                  ======
Investments in
  securities, at cost........     11,853
                                  ======
Shares outstanding...........        985
                                  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------------------------------------------------
                                                  AIM V.I.        AIM V.I.         AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Real Estate      Technology       Utilities
                              Growth Fund --   Growth Fund --      Fund --         Fund --          Fund --         Fund --
                              Series I shares Series II shares Series I shares Series II shares Series I shares Series I shares
                              --------------- ---------------- --------------- ---------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $10,921,473      13,156,169      29,441,236         6,992            9,464           6,846
Dividend receivable..........            --              --              --            --               --              --
Receivable from
  affiliate (note 4b)........            --              --              --            --               --              --
Receivable for units sold....            --              --              --            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Total assets..........    10,921,473      13,156,169      29,441,236         6,992            9,464           6,846
                                -----------      ----------      ----------         -----            -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           471             572           1,279             1                1               1
Payable for units
  withdrawn..................           995           3,130           4,844            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Total liabilities.....         1,466           3,702           6,123             1                1               1
                                -----------      ----------      ----------         -----            -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,920,007      13,152,467      29,435,113         6,991            9,463           6,845
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              --              --            --               --              --
   Genworth Life &
     Annuity (note 4d).......            --              --              --            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Net assets............   $10,920,007      13,152,467      29,435,113         6,991            9,463           6,845
                                ===========      ==========      ==========         =====            =====           =====
Investments in
  securities, at cost........   $ 9,687,988      12,011,803      27,982,396         7,099            8,860           6,081
                                ===========      ==========      ==========         =====            =====           =====
Shares outstanding...........       633,129         572,007       1,319,052           333              746             384
                                ===========      ==========      ==========         =====            =====           =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                 The Alger American Fund
                              ----------------------------- -----------------
                                                 Alger
                                  Alger         American    AllianceBernstein
                                 American        Small           Global
                                  Growth     Capitalization    Technology
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets
Investments at fair
  market value (note 2b):....  $106,674,371    75,701,102       4,075,355
Dividend receivable..........            --            --              --
Receivable from
  affiliate (note 4b)........            --            --              --
Receivable for units sold....            --            --              --
                               ------------    ----------       ---------
       Total assets..........   106,674,371    75,701,102       4,075,355
                               ------------    ----------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         4,291         3,077             173
Payable for units
  withdrawn..................         8,735       250,054           8,351
                               ------------    ----------       ---------
       Total liabilities.....        13,026       253,131           8,524
                               ------------    ----------       ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $106,496,380    75,370,045       4,066,831
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       164,965        77,926              --
   Genworth Life &
     Annuity (note 4d).......            --            --              --
                               ------------    ----------       ---------
       Net assets............  $106,661,345    75,447,971       4,066,831
                               ============    ==========       =========
Investments in
  securities, at cost........  $110,873,009    61,661,480       3,673,509
                               ============    ==========       =========
Shares outstanding...........     2,717,818     3,196,837         260,739
                               ============    ==========       =========

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------

                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                 Growth and       International       Large Cap         Small Cap
                                   Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    180,481,275       21,914,340        35,081,493         7,353,284
Dividend receivable..........             --               --                --                --
Receivable from
  affiliate (note 4b)........             30               --                --                --
Receivable for units sold....             --           20,428                --                --
                                 -----------       ----------        ----------         ---------
       Total assets..........    180,481,305       21,934,768        35,081,493         7,353,284
                                 -----------       ----------        ----------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          7,698              965             1,525               316
Payable for units
  withdrawn..................          8,117               --             6,498             1,266
                                 -----------       ----------        ----------         ---------
       Total liabilities.....         15,815              965             8,023             1,582
                                 -----------       ----------        ----------         ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    180,461,496       21,933,803        35,073,470         7,351,702
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          3,994               --                --                --
   Genworth Life &
     Annuity (note 4d).......             --               --                --                --
                                 -----------       ----------        ----------         ---------
       Net assets............    180,465,490       21,933,803        35,073,470         7,351,702
                                 ===========       ==========        ==========         =========
Investments in
  securities, at cost........    153,137,576       19,979,034        29,992,253         6,181,722
                                 ===========       ==========        ==========         =========
Shares outstanding...........      7,321,756        1,158,263         1,321,835           608,212
                                 ===========       ==========        ==========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                              American Century
                                                                                  Variable
                                American Century Variable Portfolios, Inc.   Portfolios II, Inc.                   Dreyfus
                              ---------------------------------------------- ------------------- ----------------------------
                                                                                                    Dreyfus        Dreyfus
                                                                                                   Investment     Variable
                              VP Income &      VP                               VP Inflation     Portfolios --   Investment
                                Growth    International VP Ultra(R) VP Value     Protection       MidCap Stock  Fund -- Money
                                Fund --      Fund --      Fund --   Fund --        Fund --        Portfolio --     Market
                                Class I      Class I      Class I   Class I       Class II       Initial Shares   Portfolio
                              ----------- ------------- ----------- -------- ------------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....   $40,138        960        43,975     33,834       1,680,216          30,858        120,737
Dividend receivable..........        --         --            --         --           5,037              --            384
Receivable from
  affiliate (note 4b)........        --         --            --         --              --              --             --
Receivable for units sold....        --         --            --         --           7,927              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Total assets..........    40,138        960        43,975     33,834       1,693,180          30,858        121,121
                                -------        ---        ------     ------       ---------          ------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3          1             4          1              78               3              5
Payable for units
  withdrawn..................        --         --            --         --              --              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Total liabilities.....         3          1             4          1              78               3              5
                                -------        ---        ------     ------       ---------          ------        -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $40,135        959        43,971     33,833       1,693,102          30,855        121,116
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --         --            --         --              --              --             --
   Genworth Life &
     Annuity (note 4d).......        --         --            --         --              --              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Net assets............   $40,135        959        43,971     33,833       1,693,102          30,855        121,116
                                =======        ===        ======     ======       =========          ======        =======
Investments in
  securities, at cost........   $37,974        938        41,558     33,278       1,700,177          29,262        120,737
                                =======        ===        ======     ======       =========          ======        =======
Shares outstanding...........     5,345        117         4,236      4,126         163,764           1,611        120,737
                                =======        ===        ======     ======       =========          ======        =======



                              ---------------
                               The Dreyfus
                                 Socially
                               Responsible
                                  Growth
                              Fund, Inc.  --
                              Initial Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   5,535,293
Dividend receivable..........          --
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   5,535,293
                                ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         235
Payable for units
  withdrawn..................          --
                                ---------
       Total liabilities.....         235
                                ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   5,535,058
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   Genworth Life &
     Annuity (note 4d).......          --
                                ---------
       Net assets............   5,535,058
                                =========
Investments in
  securities, at cost........   6,056,221
                                =========
Shares outstanding...........     212,243
                                =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Evergreen Variable
                              Eaton Vance Variable Trust    Annuity Trust                      FAM Variable Series Fund, Inc.
                              --------------------------- ------------------ --------------------------------------------------
                                                 VT                           Mercury Basic    Mercury Global   Mercury Large
                                   VT         Worldwide      Evergreen VA         Value          Allocation       Cap Growth
                              Floating-Rate    Health       Omega Fund --      V.I. Fund --     V.I. Fund --     V.I. Fund --
                               Income Fund  Sciences Fund      Class 2       Class III Shares Class III Shares Class III Shares
                              ------------- ------------- ------------------ ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....  $44,771,952   11,957,914        485,494          5,273,314        1,002,952        1,206,060
Dividend receivable..........      181,714           --             --            451,988           19,652              171
Receivable from
  affiliate (note 4b)........           --           --             --                 --               --               --
Receivable for units sold....       63,163        1,681             --              5,884               --           24,262
                               -----------   ----------        -------          ---------        ---------        ---------
       Total assets..........   45,016,829   11,959,595        485,494          5,731,186        1,022,604        1,230,493
                               -----------   ----------        -------          ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        1,922          508             21                264               46               54
Payable for units
  withdrawn..................           --           --            277                 --               --               --
                               -----------   ----------        -------          ---------        ---------        ---------
       Total liabilities.....        1,922          508            298                264               46               54
                               -----------   ----------        -------          ---------        ---------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $45,014,907   11,956,771        485,196          5,730,922        1,022,558        1,230,439
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        2,316             --                 --               --               --
   Genworth Life &
     Annuity (note 4d).......           --           --             --                 --               --               --
                               -----------   ----------        -------          ---------        ---------        ---------
       Net assets............  $45,014,907   11,959,087        485,196          5,730,922        1,022,558        1,230,439
                               ===========   ==========        =======          =========        =========        =========
Investments in
  securities, at cost........  $44,838,884   10,629,121        450,676          5,436,732          979,671        1,090,988
                               ===========   ==========        =======          =========        =========        =========
Shares outstanding...........    4,441,662      994,008         29,124            357,755           80,558          109,742
                               ===========   ==========        =======          =========        =========        =========


                              -----------------
                               Mercury Value
                               Opportunities
                                V.I. Fund --
                              Class III Shares
                              ----------------
Assets
Investments at fair
  market value (note 2b):....    2,860,361
Dividend receivable..........    1,624,761
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....       53,876
                                 ---------
       Total assets..........    4,538,998
                                 ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          202
Payable for units
  withdrawn..................           --
                                 ---------
       Total liabilities.....          202
                                 ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    4,538,796
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                 ---------
       Net assets............    4,538,796
                                 =========
Investments in
  securities, at cost........    4,339,424
                                 =========
Shares outstanding...........      479,122
                                 =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                    Federated Insurance Series
                              ----------------------------------------------------------------------
                                Federated                 Federated      Federated
                                 American    Federated   High Income    High Income     Federated
                                 Leaders      Capital        Bond           Bond         Kaufmann
                                Fund II --    Income      Fund II --     Fund II --     Fund II --
                              Primary Shares  Fund II   Primary Shares Service Shares Service Shares
                              -------------- ---------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $51,874,997   19,599,407   50,645,490     40,637,135     42,071,866
Dividend receivable..........           --           --           --             --             --
Receivable from
  affiliate (note 4b)........           10            8            6             12             --
Receivable for units sold....           --           --      209,815        265,270          2,272
                               -----------   ----------   ----------     ----------     ----------
       Total assets..........   51,875,007   19,599,415   50,855,311     40,902,417     42,074,138
                               -----------   ----------   ----------     ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        2,068          770        2,025          1,751          1,789
Payable for units
  withdrawn..................       40,513        8,241           --             --             --
                               -----------   ----------   ----------     ----------     ----------
       Total liabilities.....       42,581        9,011        2,025          1,751          1,789
                               -----------   ----------   ----------     ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,832,426   19,586,896   50,774,440     40,900,666     42,072,349
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        3,508       78,846             --             --
   Genworth Life &
     Annuity (note 4d).......           --           --           --             --             --
                               -----------   ----------   ----------     ----------     ----------
       Net assets............  $51,832,426   19,590,404   50,853,286     40,900,666     42,072,349
                               ===========   ==========   ==========     ==========     ==========
Investments in
  securities, at cost........  $45,424,170   21,413,196   50,739,046     40,434,404     35,741,420
                               ===========   ==========   ==========     ==========     ==========
Shares outstanding...........    2,426,333    2,192,327    6,543,345      5,277,550      2,911,548
                               ===========   ==========   ==========     ==========     ==========

                               Fidelity Variable Insurance Products Fund
                              -------------------------------------------

                                VIP Asset      VIP Asset         VIP
                               Manager/SM/    Manager/SM/   Contrafund(R)
                              Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Initial Class
                              ------------- --------------- -------------
Assets
Investments at fair
  market value (note 2b):....  145,568,526    18,038,652     395,077,622
Dividend receivable..........           --            --              --
Receivable from
  affiliate (note 4b)........           --            --              --
Receivable for units sold....           --        47,899          86,661
                               -----------    ----------     -----------
       Total assets..........  145,568,526    18,086,551     395,164,283
                               -----------    ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,009           908          15,731
Payable for units
  withdrawn..................      138,860            --              --
                               -----------    ----------     -----------
       Total liabilities.....      143,869           908          15,731
                               -----------    ----------     -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  145,286,076    18,085,643     395,049,988
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      138,581            --          98,564
   Genworth Life &
     Annuity (note 4d).......           --            --              --
                               -----------    ----------     -----------
       Net assets............  145,424,657    18,085,643     395,148,552
                               ===========    ==========     ===========
Investments in
  securities, at cost........  143,990,419    17,343,567     294,865,693
                               ===========    ==========     ===========
Shares outstanding...........    9,678,758     1,218,005      12,732,118
                               ===========    ==========     ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------------------------
                                                VIP Dynamic
                                    VIP           Capital      VIP Equity-    VIP Equity-   VIP Growth &   VIP Growth &
                               Contrafund(R)   Appreciation      Income         Income         Income         Income
                               Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $186,749,361      3,787,344     361,404,032    140,961,958    80,265,791     32,464,694
Dividend receivable..........            --             --              --             --            --             --
Receivable from
  affiliate (note 4b)........             2             --              --             --            --              8
Receivable for units sold....        88,681             --              --             --            --             --
                               ------------      ---------     -----------    -----------    ----------     ----------
       Total assets..........   186,838,044      3,787,344     361,404,032    140,961,958    80,265,791     32,464,702
                               ============      =========     ===========    ===========    ==========     ==========
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         8,019            165          13,981          6,087         3,247          1,395
Payable for units
  withdrawn..................            --          3,609         441,371         86,194        26,171         22,261
                               ------------      ---------     -----------    -----------    ----------     ----------
       Total liabilities.....         8,019          3,774         455,352         92,281        29,418         23,656
                               ------------      ---------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $186,830,025      3,783,570     360,777,757    140,869,677    80,229,338     32,441,046
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --             --         170,923             --         7,035             --
   Genworth Life &
     Annuity (note 4d).......            --             --              --             --            --             --
                               ------------      ---------     -----------    -----------    ----------     ----------
       Net assets............  $186,830,025      3,783,570     360,948,680    140,869,677    80,236,373     32,441,046
                               ============      =========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........  $147,656,277      3,391,057     313,164,404    121,646,041    73,761,425     28,003,251
                               ============      =========     ===========    ===========    ==========     ==========
Shares outstanding...........     6,085,023        441,415      14,178,267      5,600,396     5,441,749      2,234,322
                               ============      =========     ===========    ===========    ==========     ==========

                              --------------

                               VIP Growth
                              Opportunities
                              Portfolio --
                              Initial Class
                              -------------
Assets
Investments at fair
  market value (note 2b):....  26,583,318
Dividend receivable..........          --
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                               ----------
       Total assets..........  26,583,318
                               ==========
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,074
Payable for units
  withdrawn..................       3,920
                               ----------
       Total liabilities.....       4,994
                               ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  26,578,324
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   Genworth Life &
     Annuity (note 4d).......          --
                               ----------
       Net assets............  26,578,324
                               ==========
Investments in
  securities, at cost........  25,336,707
                               ==========
Shares outstanding...........   1,533,063
                               ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                                                                                                           VIP Value
                               VIP Growth     VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                              Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              ------------- --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):.... $187,844,086    52,415,864       37,764       254,222,252    85,068,106      2,886,181
Dividend receivable..........           --            --           --                --            --             --
Receivable from
  affiliate (note 4b)........           --            --            1                --            17              1
Receivable for units sold....           --         1,118           --                --        17,586             --
                              ------------    ----------       ------       -----------    ----------      ---------
       Total assets..........  187,844,086    52,416,982       37,765       254,222,252    85,085,709      2,886,182
                              ------------    ----------       ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        7,231         2,272            1            10,754         3,250            125
Payable for units
  withdrawn..................      211,884            --           --           766,162            --            227
                              ------------    ----------       ------       -----------    ----------      ---------
       Total liabilities.....      219,115         2,272            1           776,916         3,250            352
                              ------------    ----------       ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $187,589,244    52,414,710       37,764       253,437,965    85,082,459      2,885,830
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       35,727            --           --             7,371            --             --
   Genworth Life &
     Annuity (note 4d).......           --            --           --                --            --             --
                              ------------    ----------       ------       -----------    ----------      ---------
       Net assets............ $187,624,971    52,414,710       37,764       253,445,336    85,082,459      2,885,830
                              ============    ==========       ======       ===========    ==========      =========
Investments in
  securities, at cost........ $193,320,225    46,947,936       22,880       189,918,029    60,455,868      2,681,180
                              ============    ==========       ======       ===========    ==========      =========
Shares outstanding...........    5,574,008     1,574,523        1,076         7,332,629     4,127,516        205,862
                              ============    ==========       ======       ===========    ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------
                                              Franklin Large                  Templeton      Templeton      Templeton
                              Franklin Income   Cap Growth   Mutual Shares     Foreign        Foreign      Global Asset
                                Securities      Securities     Securities     Securities     Securities     Allocation
                                  Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares  Class 2 Shares Class 2 Shares Class I Shares Class 2 Shares Class 2 Shares
                              --------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....   $59,014,171       45,049         64,775       15,034,736       41,332         1,732
Dividend receivable..........            --           --             --               --           --            --
Receivable from
  affiliate (note 4b)........            --           --             --               --           --            --
Receivable for units sold....     1,196,877           --            496               --          495            --
                                -----------       ------         ------       ----------       ------         -----
       Total assets..........    60,211,048       45,049         65,271       15,034,736       41,827         1,732
                                -----------       ------         ------       ----------       ------         -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,132            2              3              621            3             2
Payable for units
  withdrawn..................            --          394             --           26,487           --            --
                                -----------       ------         ------       ----------       ------         -----
       Total liabilities.....         3,132          396              3           27,108            3             2
                                -----------       ------         ------       ----------       ------         -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $60,207,916       44,653         65,268       15,007,628       41,824         1,730
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --           --             --               --           --            --
   Genworth Life &
     Annuity (note 4d).......            --           --             --               --           --            --
                                -----------       ------         ------       ----------       ------         -----
       Net assets............   $60,207,916       44,653         65,268       15,007,628       41,824         1,730
                                ===========       ======         ======       ==========       ======         =====
Investments in
  securities, at cost........   $58,897,196       44,401         63,753       13,976,590       38,505         1,703
                                ===========       ======         ======       ==========       ======         =====
Shares outstanding...........     3,852,100        3,009          3,565          949,163        2,646            83
                                ===========       ======         ======       ==========       ======         =====

                              ------------------
                                  Templeton
                                   Global
                              Income Securities
                                   Fund --
                               Class I Shares
                              -----------------
Assets
Investments at fair
  market value (note 2b):....     8,389,658
Dividend receivable..........            --
Receivable from
  affiliate (note 4b)........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     8,389,658
                                  ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           319
Payable for units
  withdrawn..................         2,596
                                  ---------
       Total liabilities.....         2,915
                                  ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     8,386,743
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
   Genworth Life &
     Annuity (note 4d).......            --
                                  ---------
       Net assets............     8,386,743
                                  =========
Investments in
  securities, at cost........     8,443,412
                                  =========
Shares outstanding...........       584,238
                                  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------
                              Global                                         Money       Premier   Real Estate
                              Income   Income    International   Mid-Cap     Market      Growth    Securities  S&P 500(R)
                               Fund     Fund      Equity Fund  Equity Fund    Fund     Equity Fund    Fund     Index Fund
                              ------ ----------- ------------- ----------- ----------- ----------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):....  $--   108,241,529  53,153,401   213,711,356 224,114,136 108,290,919 134,083,006 467,557,384
Dividend receivable..........   --            --          --            --     746,154          --          --          --
Receivable from
  affiliate (note 4b)........   --            21          --            --          94          --          10          62
Receivable for units sold....   --            --          --            --          --          --     116,686          --
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Total assets..........   --   108,241,550  53,153,401   213,711,356 224,860,384 108,290,919 134,199,702 467,557,446
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....   --         4,443       1,375         8,916       9,301       4,564       5,449      19,150
Payable for units
  withdrawn..................   --       101,423         843       228,416      74,269     275,546          --     286,523
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Total liabilities.....   --       105,866       2,218       237,332      83,570     280,110       5,449     305,673
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $--   108,135,684  33,736,603   213,421,364 224,745,467 107,756,604 134,194,253 467,140,225
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   --            --          --        52,660      31,347     254,205          --     111,548
   Genworth Life &
     Annuity (note 4d).......   --            --  19,414,580            --          --          --          --          --
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Net assets............  $--   108,135,684  53,151,183   213,474,024 224,776,814 108,010,809 134,194,253 467,251,773
                               ===   ===========  ==========   =========== =========== =========== =========== ===========
Investments in
  securities, at cost........  $--   116,710,570  40,509,739   186,741,466 224,114,136  95,848,144 128,006,807 428,574,072
                               ===   ===========  ==========   =========== =========== =========== =========== ===========
Shares outstanding...........   --     9,142,021   4,654,413    11,119,217 224,114,136   1,431,473   6,983,490  20,381,752
                               ===   ===========  ==========   =========== =========== =========== =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                                  Goldman Sachs Variable   Greenwich Street
                                    GE Investments Funds, Inc. (continued)            Insurance Trust        Series Fund
                              -------------------------------------------------- ------------------------- ----------------
                                                                                                           Salomon Brothers
                                                                                   Goldman                     Variable
                               Small-Cap                                            Sachs       Goldman       Aggressive
                              Value Equity Total Return U.S. Equity Value Equity Growth and  Sachs Mid Cap  Growth Fund --
                                  Fund         Fund        Fund         Fund     Income Fund  Value Fund       Class II
                              ------------ ------------ ----------- ------------ ----------- ------------- ----------------
Assets
Investments at fair
  market value (note 2b):.... $118,882,327 924,146,579  89,570,713   34,230,726  34,094,358   206,586,900     8,436,458
Dividend receivable..........           --          --          --           --          --            --            --
Receivable from
  affiliate (note 4b)........            9          --          30            4          --            --            --
Receivable for units sold....           --   2,501,231          --        1,186      34,081            --        10,418
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Total assets..........  118,882,336 926,647,810  89,570,743   34,231,916  34,128,439   206,586,900     8,446,876
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,068      43,282       3,767        1,475       1,393         8,368           375
Payable for units
  withdrawn..................       14,681          --      80,804           --          --       125,005            --
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Total liabilities.....       19,749      43,282      84,571        1,475       1,393       133,373           375
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $118,862,587 926,597,501  89,340,531   34,230,441  34,127,046   206,453,527     8,446,501
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --       7,027     145,641           --          --            --            --
   Genworth Life &
     Annuity (note 4d).......           --          --          --           --          --            --            --
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Net assets............ $118,862,587 926,604,528  89,486,172   34,230,441  34,127,046   206,453,527     8,446,501
                              ============ ===========  ==========   ==========  ==========   ===========     =========
Investments in
  securities, at cost........ $107,256,860 897,213,843  81,572,512   29,727,271  30,190,836   186,112,657     7,358,027
                              ============ ===========  ==========   ==========  ==========   ===========     =========
Shares outstanding...........    8,232,848  57,615,123   2,629,792    3,419,653   2,848,317    13,302,440       365,531
                              ============ ===========  ==========   ==========  ==========   ===========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                       Janus Aspen Series
                              -------------------------------------------------------------------------------------
                                Balanced                    Core Equity  Flexible Bond     Forty
                              Portfolio --     Balanced    Portfolio --  Portfolio --  Portfolio --      Forty
                              Institutional  Portfolio --  Institutional Institutional Institutional  Portfolio --
                                 Shares     Service Shares    Shares        Shares        Shares     Service Shares
                              ------------- -------------- ------------- ------------- ------------- --------------
Assets
Investments at fair
  market value (note 2b):.... $281,398,544   129,124,502       9,548      40,989,046    133,215,793    26,298,400
Dividend receivable..........           --            --          --              --             --            --
Receivable from
  affiliate (note 4b)........           --            --          --              16             --            --
Receivable for units sold....           --       129,062          --              --         53,222            --
                              ------------   -----------       -----      ----------    -----------    ----------
       Total assets..........  281,398,544   129,253,564       9,548      40,989,062    133,269,015    26,298,400
                              ------------   -----------       -----      ----------    -----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       11,185         5,698           1           1,626          5,443         1,125
Payable for units
  withdrawn..................      411,615            --          --          47,731             --        18,065
                              ------------   -----------       -----      ----------    -----------    ----------
       Total liabilities.....      422,800         5,698           1          49,357          5,443        19,190
                              ------------   -----------       -----      ----------    -----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $280,966,483   129,247,866       9,547      40,939,705    132,945,190    26,279,210
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        9,261            --          --              --        318,382            --
   Genworth Life &
     Annuity (note 4d).......           --            --          --              --             --            --
                              ------------   -----------       -----      ----------    -----------    ----------
       Net assets............ $280,975,744   129,247,866       9,547      40,939,705    133,263,572    26,279,210
                              ============   ===========       =====      ==========    ===========    ==========
Investments in
  securities, at cost........ $255,743,732   113,640,776       7,710      44,279,205    117,526,233    20,802,685
                              ============   ===========       =====      ==========    ===========    ==========
Shares outstanding...........   10,932,344     4,850,657         448       3,608,191      4,812,709       958,047
                              ============   ===========       =====      ==========    ===========    ==========

                              ---------------
                               Global Life
                                 Sciences
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   15,475,600
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....       71,361
                                ----------
       Total assets..........   15,546,961
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          645
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          645
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   15,546,316
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                ----------
       Net assets............   15,546,316
                                ==========
Investments in
  securities, at cost........   13,190,832
                                ==========
Shares outstanding...........    1,750,633
                                ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                             International                  Large Cap                     Mid Cap
                                  Global        Growth     International     Growth       Large Cap       Growth
                                Technology   Portfolio --      Growth     Portfolio --      Growth     Portfolio --
                               Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                              Service Shares    Shares     Service Shares    Shares     Service Shares    Shares
                              -------------- ------------- -------------- ------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....  $13,117,044    118,483,077    26,590,358    156,418,580    13,771,324    122,228,726
Dividend receivable..........           --             --            --             --            --             --
Receivable from
  affiliate (note 4b)........            7              1             5              4            --             38
Receivable for units sold....           --      1,028,545            --             --            --             --
                               -----------    -----------    ----------    -----------    ----------    -----------
       Total assets..........   13,117,051    119,511,623    26,590,363    156,418,584    13,771,324    122,228,764
                               -----------    -----------    ----------    -----------    ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          541          4,726         1,134          6,167           605          4,864
Payable for units
  withdrawn..................       27,966             --           226        251,769        17,338         87,861
                               -----------    -----------    ----------    -----------    ----------    -----------
       Total liabilities.....       28,507          4,726         1,360        257,936        17,943         92,725
                               -----------    -----------    ----------    -----------    ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $13,084,875    119,338,765    26,589,003    156,112,957    13,753,381    121,884,108
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        3,669        168,132            --         47,691            --        251,931
   Genworth Life &
     Annuity (note 4d).......           --             --            --             --            --             --
                               -----------    -----------    ----------    -----------    ----------    -----------
       Net assets............  $13,088,544    119,506,897    26,589,003    156,160,648    13,753,381    122,136,039
                               ===========    ===========    ==========    ===========    ==========    ===========
Investments in
  securities, at cost........  $11,882,017     82,930,686    16,815,986    162,072,937    13,148,616    125,255,132
                               ===========    ===========    ==========    ===========    ==========    ===========
Shares outstanding...........    3,312,385      3,334,733       756,052      7,498,494       668,187      4,211,879
                               ===========    ===========    ==========    ===========    ==========    ===========

                              ---------------

                                 Mid Cap
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   14,048,299
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   14,048,299
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          613
Payable for units
  withdrawn..................        2,244
                                ----------
       Total liabilities.....        2,857
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   14,045,442
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                ----------
       Net assets............   14,045,442
                                ==========
Investments in
  securities, at cost........   11,502,004
                                ==========
Shares outstanding...........      494,484
                                ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                              Janus Aspen Series (continued)                  J.P. Morgan Series Trust II
                              ------------------------------ --------------------------------------------------------------
                                Worldwide
                                 Growth        Worldwide                                                         U.S. Large
                              Portfolio --       Growth                International                              Cap Core
                              Institutional   Portfolio --     Bond       Equity     Mid Cap Value Small Company   Equity
                                 Shares      Service Shares  Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                              -------------  --------------  --------- ------------- ------------- ------------- ----------
Assets
Investments at fair
  market value (note 2b):.... $180,084,335     18,393,178     154,431     55,333        84,533        19,311       2,026
Dividend receivable..........           --             --          --         --            --            --          --
Receivable from
  affiliate (note 4b)........           --             --          --          1             1            --          --
Receivable for units sold....           --         20,250         304         --           349            --         698
                              ------------     ----------     -------     ------        ------        ------       -----
       Total assets..........  180,084,335     18,413,428     154,735     55,334        84,883        19,311       2,724
                              ------------     ----------     -------     ------        ------        ------       -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        7,034            799           7          4             4             1           1
Payable for units
  withdrawn..................      416,781             --          --         --            --            --          --
                              ------------     ----------     -------     ------        ------        ------       -----
       Total liabilities.....      423,815            799           7          4             4             1           1
                              ------------     ----------     -------     ------        ------        ------       -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $179,523,371     18,412,629     154,728     55,330        84,879        19,310       2,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      137,149             --          --         --            --            --          --
   Genworth Life &
     Annuity (note 4d).......           --             --          --         --            --            --          --
                              ------------     ----------     -------     ------        ------        ------       -----
       Net assets............ $179,660,520     18,412,629     154,728     55,330        84,879        19,310       2,723
                              ============     ==========     =======     ======        ======        ======       =====
Investments in
  securities, at cost........ $197,636,793     17,387,340     155,728     52,279        81,629        18,615       1,935
                              ============     ==========     =======     ======        ======        ======       =====
Shares outstanding...........    6,440,785        662,578      13,010      4,535         3,036         1,213         149
                              ============     ==========     =======     ======        ======        ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                     MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------
                                 MFS(R)       MFS(R)                    MFS(R)
                               Investors    Investors    MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                              Growth Stock    Trust      Discovery      Income       Return     Utilities
                               Series --    Series --    Series --    Series --    Series --    Series --
                                Service      Service      Service      Service      Service      Service
                              Class Shares Class Shares Class Shares Class Shares Class Shares Class Shares
                              ------------ ------------ ------------ ------------ ------------ ------------
Assets
Investments at fair
  market value (note 2b):.... $25,553,664   21,952,530   37,896,157     2,645      20,650,584   46,021,515
Dividend receivable..........          --           --           --        --              --           --
Receivable from
  affiliate (note 4b)........          --           11            3        --              --           --
Receivable for units sold....          --        3,229           --       698              --       49,567
                              -----------   ----------   ----------     -----      ----------   ----------
       Total assets..........  25,553,664   21,955,770   37,896,160     3,343      20,650,584   46,071,082
                              -----------   ----------   ----------     -----      ----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,098          941        1,613         2           1,063        1,972
Payable for units
  withdrawn..................      87,094           --       10,839        --         152,453           --
                              -----------   ----------   ----------     -----      ----------   ----------
       Total liabilities.....      88,192          941       12,452         2         153,516        1,972
                              -----------   ----------   ----------     -----      ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $25,459,155   21,954,829   37,879,584     3,341      20,497,068   46,069,110
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       6,317           --        4,124        --              --           --
   Genworth Life &
     Annuity (note 4d).......          --           --           --        --              --           --
                              -----------   ----------   ----------     -----      ----------   ----------
       Net assets............ $25,465,472   21,954,829   37,883,708     3,341      20,497,068   46,069,110
                              ===========   ==========   ==========     =====      ==========   ==========
Investments in
  securities, at cost........ $22,882,319   18,286,803   32,845,874     2,623      20,453,305   34,966,135
                              ===========   ==========   ==========     =====      ==========   ==========
Shares outstanding...........   2,628,978    1,143,957    2,452,826       251       1,007,346    1,953,375
                              ===========   ==========   ==========     =====      ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                              Nations Separate Account Trust  Old Mutual Insurance company, Inc.
                              ------------------------------- ----------------------------------
                                              Nations Marsico
                              Nations Marsico  International  Old Mutual     Old Mutual Large
                                  Growth       Opportunities  Growth II         Cap Growth
                                 Portfolio       Portfolio    Portfolio         Portfolio
                              --------------- --------------- ----------     ----------------
Assets
Investments at fair
  market value (note 2b):....   $52,459,970     55,221,827    9,500,197         13,156,505
Dividend receivable..........            --             --           --                 --
Receivable from
  affiliate (note 4b)........             8              1            4                  2
Receivable for units sold....       113,506         91,151           --                 --
                                -----------     ----------    ---------         ----------
       Total assets..........    52,573,484     55,312,979    9,500,201         13,156,507
                                -----------     ----------    ---------         ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,269          2,435          365                503
Payable for units
  withdrawn..................            --             --       29,023             19,687
                                -----------     ----------    ---------         ----------
       Total liabilities.....         2,269          2,435       29,388             20,190
                                -----------     ----------    ---------         ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $52,571,215     55,306,085    9,446,784         13,136,317
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          4,459       24,029                 --
   Genworth Life &
     Annuity (note 4d).......            --             --           --                 --
                                -----------     ----------    ---------         ----------
       Net assets............   $52,571,215     55,310,544    9,470,813         13,136,317
                                ===========     ==========    =========         ==========
Investments in
  securities, at cost........   $46,315,737     45,438,357    8,522,636         12,161,308
                                ===========     ==========    =========         ==========
Shares outstanding...........     2,932,363      2,994,676      814,070            707,719
                                ===========     ==========    =========         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                     Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------------
                                           Oppenheimer                                            Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer   Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced      Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):.... $94,172,425   6,236,768    71,707,124    26,761,211   137,255,772    14,304,230
Dividend receivable..........          --          --            --            --            --            --
Receivable from
  affiliate (note 4b)........          19           2            13            --            34             3
Receivable for units sold....          --          --            --        78,306            --        39,835
                              -----------   ---------    ----------    ----------   -----------    ----------
       Total assets..........  94,172,444   6,236,770    71,707,137    26,839,517   137,255,806    14,344,068
                              -----------   ---------    ----------    ----------   -----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       3,570         264         2,769         1,330         5,366           614
Payable for units
  withdrawn..................      70,342      19,843        96,057            --        86,873            --
                              -----------   ---------    ----------    ----------   -----------    ----------
       Total liabilities.....      73,912      20,107        98,826         1,330        92,239           614
                              -----------   ---------    ----------    ----------   -----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $94,025,371   6,216,663    71,608,311    26,838,187   137,027,587    14,343,454
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      73,161          --            --            --       135,980            --
   Genworth Life &
     Annuity (note 4d).......          --          --            --            --            --            --
                              -----------   ---------    ----------    ----------   -----------    ----------
       Net assets............ $94,098,532   6,216,663    71,608,311    26,838,187   137,163,567    14,343,454
                              ===========   =========    ==========    ==========   ===========    ==========
Investments in
  securities, at cost........ $86,169,553   5,240,179    65,760,969    26,207,337   123,727,851    12,929,521
                              ===========   =========    ==========    ==========   ===========    ==========
Shares outstanding...........   1,906,710     127,620     4,200,769     1,576,972     3,563,234       374,162
                              ===========   =========    ==========    ==========   ===========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                         Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------
                                           Oppenheimer                               Oppenheimer
                                              Global                  Oppenheimer    Main Street
                              Oppenheimer   Securities   Oppenheimer  Main Street     Small Cap
                               Core Bond    Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares
                              ----------- -------------- ----------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):.... $69,127,339  118,538,304   70,461,673    57,018,670     30,567,218
Dividend receivable..........          --           --           --            --             --
Receivable from
  affiliate (note 4b)........          --            9            6            12             --
Receivable for units sold....          --           --           --         7,562         63,986
                              -----------  -----------   ----------    ----------     ----------
       Total assets..........  69,127,339  118,538,313   70,461,679    57,026,244     30,631,204
                              -----------  -----------   ----------    ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,745        5,071        2,705         2,446          1,320
Payable for units
  withdrawn..................       8,614      126,375       10,434            --             --
                              -----------  -----------   ----------    ----------     ----------
       Total liabilities.....      11,359      131,446       13,139         2,446          1,320
                              -----------  -----------   ----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $69,115,980  118,402,455   70,441,036    57,023,798     30,629,884
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --        4,412        7,504            --             --
   Genworth Life &
     Annuity (note 4d).......          --           --           --            --             --
                              -----------  -----------   ----------    ----------     ----------
       Net assets............ $69,115,980  118,406,867   70,448,540    57,023,798     30,629,884
                              ===========  ===========   ==========    ==========     ==========
Investments in
  securities, at cost........ $69,123,718   90,820,570   71,698,751    47,896,478     26,360,439
                              ===========  ===========   ==========    ==========     ==========
Shares outstanding...........   6,177,600    3,574,738    8,348,539     2,636,092      1,791,748
                              ===========  ===========   ==========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                          PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term        Low
                               All Asset    (U.S. Dollar    High Yield   U.S. Government   Duration    Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --   Portfolio --  Portfolio --
                                Advisor    Administrative Administrative Administrative    Advisor    Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares   Class Shares  Class Shares
                              ------------ -------------- -------------- --------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):....  $6,434,526    11,558,662     98,089,257     61,135,268     8,963,203    284,398,062
Dividend receivable..........          --        29,367        515,137        217,657        25,791      1,092,371
Receivable from
  affiliate (note 4b)........          --             3             --              3             1             --
Receivable for units sold....          --        35,021          1,166         19,426        38,214             --
                               ----------    ----------     ----------     ----------     ---------    -----------
       Total assets..........   6,434,526    11,623,053     98,605,560     61,372,354     9,027,209    285,490,433
                               ----------    ----------     ----------     ----------     ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         271           495          4,241          2,662           453         12,280
Payable for units
  withdrawn..................         878            --             --             --            --        115,936
                               ----------    ----------     ----------     ----------     ---------    -----------
       Total liabilities.....       1,149           495          4,241          2,662           453        128,216
                               ----------    ----------     ----------     ----------     ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $6,433,377    11,622,558     98,599,157     61,369,692     9,026,756    285,360,145
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --          2,162             --            --          2,072
   Genworth Life &
     Annuity (note 4d).......          --            --             --             --            --             --
                               ----------    ----------     ----------     ----------     ---------    -----------
       Net assets............  $6,433,377    11,622,558     98,601,319     61,369,692     9,026,756    285,362,217
                               ==========    ==========     ==========     ==========     =========    ===========
Investments in
  securities, at cost........  $6,500,143    11,321,019     96,194,357     61,954,943     9,019,398    288,456,802
                               ==========    ==========     ==========     ==========     =========    ===========
Shares outstanding...........     544,376     1,117,859     11,976,710      5,557,752       888,325     27,773,248
                               ==========    ==========     ==========     ==========     =========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                  The Prudential Series Fund, Inc.
                              ------------------------------------------------------------------------
                                                                        SP Prudential SP William Blair
                                Jennison                     Natural    U.S. Emerging  International
                              20/20 Focus     Jennison      Resources      Growth          Growth
                              Portfolio --  Portfolio --   Portfolio -- Portfolio --    Portfolio --
                                Class II   Class II Shares   Class II     Class II        Class II
                              ------------ --------------- ------------ ------------- ----------------
Assets
Investments at fair
  market value (note 2b):....  $7,415,212     2,792,223     4,398,015      89,819          19,165
Dividend receivable..........          --            --            --          --              --
Receivable from
  affiliate (note 4b)........           1            --            --          --              --
Receivable for units sold....         162       226,433        51,805          --              --
                               ----------     ---------     ---------      ------          ------
       Total assets..........   7,415,375     3,018,656     4,449,820      89,819          19,165
                               ----------     ---------     ---------      ------          ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         317           126           189           4               1
Payable for units
  withdrawn..................          --            --            --          --              --
                               ----------     ---------     ---------      ------          ------
       Total liabilities.....         317           126           189           4               1
                               ----------     ---------     ---------      ------          ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $7,415,058     3,018,530     4,449,631      89,815          19,164
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --            --          --              --
   Genworth Life &
     Annuity (note 4d).......          --            --            --          --              --
                               ----------     ---------     ---------      ------          ------
       Net assets............  $7,415,058     3,018,530     4,449,631      89,815          19,164
                               ==========     =========     =========      ======          ======
Investments in
  securities, at cost........  $6,493,976     2,507,270     3,957,975      78,588          12,281
                               ==========     =========     =========      ======          ======
Shares outstanding...........     500,014       136,272        97,044      11,635           2,572
                               ==========     =========     =========      ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                              Rydex Variable
                                  Trust                Salomon Brothers Variable Series Funds Inc
                              -------------- --------------------------------------------------------------
                                              Salomon    Salomon      Salomon       Salomon      Salomon
                                              Brothers  Brothers      Brothers      Brothers     Brothers
                                              Variable  Variable      Variable      Variable     Variable
                                              All Cap   Investors  Strategic Bond Total Return Total Return
                                              Fund --    Fund --      Fund --       Fund --      Fund --
                                 OTC Fund     Class II   Class I      Class I       Class I      Class II
                              -------------- ---------- ---------- -------------- ------------ ------------
Assets
Investments at fair
  market value (note 2b):....  $15,241,957   15,620,106 45,027,842   41,769,487    14,817,683   2,038,718
Dividend receivable..........           --           --         --           --            --          --
Receivable from
  affiliate (note 4b)........            9            3          8           --             3          --
Receivable for units sold....           --           --         --           --         6,318      46,956
                               -----------   ---------- ----------   ----------    ----------   ---------
       Total assets..........   15,241,966   15,620,109 45,027,850   41,769,487    14,824,004   2,085,674
                               -----------   ---------- ----------   ----------    ----------   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          655          678      1,823        1,704           610         112
Payable for units
  withdrawn..................       14,754          148     34,085       35,634            --          --
                               -----------   ---------- ----------   ----------    ----------   ---------
       Total liabilities.....       15,409          826     35,908       37,338           610         112
                               -----------   ---------- ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $15,226,557   15,619,283 44,915,895   41,732,149    14,823,394   2,085,562
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --           --     76,047           --            --          --
   Genworth Life &
     Annuity (note 4d).......           --           --         --           --            --          --
                               -----------   ---------- ----------   ----------    ----------   ---------
       Net assets............  $15,226,557   15,619,283 44,991,942   41,732,149    14,823,394   2,085,562
                               ===========   ========== ==========   ==========    ==========   =========
Investments in
  securities, at cost........  $14,356,749   14,409,468 38,594,934   44,137,541    13,810,615   2,066,722
                               ===========   ========== ==========   ==========    ==========   =========
Shares outstanding...........    1,047,557      899,776  3,096,825    4,051,357     1,306,674     177,589
                               ===========   ========== ==========   ==========    ==========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                       Scudder Variable Series II          Van Kampen Life Investment Trust
                              -------------------------------------------- -------------------------------
                                 Scudder       SVS Dreman     SVS Dreman
                                Technology    High Return     Small Cap                        Emerging
                                  Growth         Equity         Value         Comstock          Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                              Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                              -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair
  market value (note 2b):....     $3,952         7,804          11,561       87,447,979       10,874,625
Dividend receivable..........         --            --              --               --               --
Receivable from
  affiliate (note 4b)........         --            --              --               --               --
Receivable for units sold....         --           698              --          147,966               --
                                  ------         -----          ------       ----------       ----------
       Total assets..........      3,952         8,502          11,561       87,595,945       10,874,625
                                  ------         -----          ------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          1             1               1            3,816              463
Payable for units
  withdrawn..................         --            --              --               --           82,741
                                  ------         -----          ------       ----------       ----------
       Total liabilities.....          1             1               1            3,816           83,204
                                  ------         -----          ------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,951         8,501          11,560       87,588,205       10,791,421
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --              --            3,924               --
   Genworth Life &
     Annuity (note 4d).......         --            --              --               --               --
                                  ------         -----          ------       ----------       ----------
       Net assets............     $3,951         8,501          11,560       87,592,129       10,791,421
                                  ======         =====          ======       ==========       ==========
Investments in
  securities, at cost........     $3,879         6,891          11,164       79,884,891        9,228,164
                                  ======         =====          ======       ==========       ==========
Shares outstanding...........        429           583             580        6,406,445          391,033
                                  ======         =====          ======       ==========       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                              AIM Variable Insurance Funds
                                                    ----------------------------------------------------------------
                                                                                                        AIM V.I.
                                                       AIM V.I.         AIM V.I.        AIM V.I.         Capital
                                                      Aggressive      Basic Value       Blue Chip     Appreciation
                                                    Growth Fund --      Fund --          Fund --         Fund --
                                                    Series I shares Series II shares Series I shares Series I shares
                                                    --------------- ---------------- --------------- ---------------
                                                                              Year Ended December 31, 2005
                                                    ----------------------------------------------------------------
Income -- Ordinary dividends.......................      $ --            121,151           22              13,982
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..        --             95,787           --              91,620
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        --              7,241           --              11,453
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....        34                 --           --                  33
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...        --             55,915           --             138,667
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..        --             70,570           --              77,352
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         3            126,420            8              22,833
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        --              9,877           --               3,705
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        --              9,913           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        --              4,380           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        --              4,417           --               1,572
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        --              1,667           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        --              3,614           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).        --              1,760           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..        --                215           --                   1
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).        --                176           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................        --                 14           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).        --                 74           --                  --
                                                         ----          ---------           --           ---------
Net investment income (expense)....................       (37)          (270,889)          14            (333,254)
                                                         ----          ---------           --           ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       417            538,166           11             504,651
   Change in unrealized appreciation
    (depreciation).................................        33            562,301           11           1,339,965
   Capital gain distributions......................        --            183,038           --                  --
                                                         ----          ---------           --           ---------
Net realized and unrealized gain (loss) on
 investments.......................................       450          1,283,505           22           1,844,616
                                                         ----          ---------           --           ---------
Increase (decrease) in net assets from operations..      $413          1,012,616           36           1,511,362
                                                         ====          =========           ==           =========

                                                    ---------------
                                                       AIM V.I.
                                                        Capital
                                                      Development
                                                        Fund --
                                                    Series I shares
                                                    ---------------

                                                    ---------------
Income -- Ordinary dividends.......................         --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         85
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --
                                                         -----
Net investment income (expense)....................        (85)
                                                         -----
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      1,291
   Change in unrealized appreciation
    (depreciation).................................        240
   Capital gain distributions......................         --
                                                         -----
Net realized and unrealized gain (loss) on
 investments.......................................      1,531
                                                         -----
Increase (decrease) in net assets from operations..      1,446
                                                         =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        AIM Variable Insurance Funds (continued)
                                                    ----------------------------------------------------------------
                                                                       AIM V.I.
                                                       AIM V.I.       Government                        AIM V.I.
                                                      Core Equity     Securities       AIM V.I.      International
                                                        Fund --         Fund --     Growth Fund --   Growth Fund --
                                                    Series I shares Series I shares Series I shares Series II shares
                                                    --------------- --------------- --------------- ----------------
                                                                              Year Ended December 31, 2005
                                                    ----------------------------------------------------------------
Income -- Ordinary dividends.......................      $  34            106                --           70,482
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --             --            34,161           22,364
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --             --             2,911            2,192
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         30             24                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --             --            85,903           20,420
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --             --            30,723           11,680
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --             --                --           23,374
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --             --                --              901
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --             --                --            4,749
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --             --                --            1,295
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --             --                --              561
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --             --                --            1,061
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --             --                --            1,314
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --             --                --               97
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --             --                --              341
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --             --                --               14
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --             --                --               73
                                                         -----            ---          --------        ---------
Net investment income (expense)....................          4             82          (153,698)         (19,954)
                                                         -----            ---          --------        ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................        344             (1)          147,484          189,271
   Change in unrealized appreciation
    (depreciation).................................       (158)           (65)          528,315        1,131,489
   Capital gain distributions......................         --             --                --               --
                                                         -----            ---          --------        ---------
Net realized and unrealized gain (loss) on
 investments.......................................        186            (66)          675,799        1,320,760
                                                         -----            ---          --------        ---------
Increase (decrease) in net assets from operations..      $ 190             16           522,101        1,300,806
                                                         =====            ===          ========        =========

                                                    ---------------

                                                       AIM V.I.
                                                    Premier Equity
                                                        Fund --
                                                    Series I shares
                                                    ---------------

                                                    ---------------
Income -- Ordinary dividends.......................      244,367
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      153,905
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       10,402
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      205,047
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       82,164
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       12,108
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          796
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        1,836
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        1,152
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          137
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           93
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          453
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           62
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           74
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           10
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           56
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................            3
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).            2
                                                       ---------
Net investment income (expense)....................     (223,933)
                                                       ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       49,093
   Change in unrealized appreciation
    (depreciation).................................    1,283,226
   Capital gain distributions......................           --
                                                       ---------
Net realized and unrealized gain (loss) on
 investments.......................................    1,332,319
                                                       ---------
Increase (decrease) in net assets from operations..    1,108,386
                                                       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        AIM Variable Insurance Funds (continued)
                                                    -------------------------------------------------


                                                        AIM V.I.         AIM V.I.        AIM V.I.
                                                       Real Estate      Technology       Utilities
                                                         Fund --          Fund --         Fund --
                                                    Series II shares  Series I shares Series I shares
                                                    ----------------- --------------- ---------------
                                                       Period from
                                                    April 29, 2005 to           Year Ended
                                                    December 31, 2005        December 31, 2005
                                                    ----------------- -------------------------------
Income -- Ordinary dividends.......................       $ 145              --              57
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --              67              18
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           9              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --              --              --
                                                          -----             ---             ---
Net investment income (expense)....................         136             (67)             39
                                                          -----             ---             ---
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................          --              --               6
   Change in unrealized appreciation
    (depreciation).................................        (107)            198             286
   Capital gain distributions......................         109              --              --
                                                          -----             ---             ---
Net realized and unrealized gain (loss) on
 investments.......................................           2             198             292
                                                          -----             ---             ---
Increase (decrease) in net assets from operations..       $ 138             131             331
                                                          =====             ===             ===

                                                       The Alger American Fund
                                                    ----------------------------
                                                                       Alger
                                                        Alger         American
                                                       American        Small
                                                        Growth     Capitalization
                                                     Portfolio --   Portfolio --
                                                    Class O Shares Class O Shares
                                                    -------------- --------------

                                                             Year Ended
                                                          December 31, 2005
                                                    ----------------------------
Income -- Ordinary dividends.......................      266,177             --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       68,024         54,700
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      853,285        576,038
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      635,298        398,034
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       71,666         43,099
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --             --
                                                      ----------     ----------
Net investment income (expense)....................   (1,362,096)    (1,071,871)
                                                      ----------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (6,701,040)     4,431,894
   Change in unrealized appreciation
    (depreciation).................................   18,488,198      6,942,929
   Capital gain distributions......................           --             --
                                                      ----------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................   11,787,158     11,374,823
                                                      ----------     ----------
Increase (decrease) in net assets from operations..   10,425,062     10,302,952
                                                      ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      AllianceBernstein Variable Products Series Fund, Inc.
                                                    -----------------------------------------------------------------------
                                                    AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                                         Global          Growth and       International       Large Cap
                                                       Technology          Income             Value            Growth
                                                      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                                         Class B           Class B           Class B           Class B
                                                    ----------------- ----------------- ----------------- -----------------
                                                                                  Year Ended December 31, 2005
                                                    -----------------------------------------------------------------------
Income -- Ordinary dividends.......................     $     --          2,324,497            93,270                --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --             18,379                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --            162,689                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       16,502            841,718            30,536           163,536
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          870             90,195             3,079            10,202
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...        9,939            937,385            53,985           186,198
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..        6,478            474,566            24,477            90,504
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       21,311            257,419            34,435            34,307
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          491             10,103               509               271
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --              6,366             5,377             5,160
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --              4,186             2,827             1,333
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          386              8,205             1,151             1,842
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --              3,771             1,383               140
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --              5,161             2,857               539
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --              1,128               489               102
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --                 --                35                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --                428               957                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --                 --               304                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --                219               730               189
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --                 --                10                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --                 68               162                28
                                                        --------          ---------         ---------         ---------
Net investment income (expense)....................      (55,977)          (497,489)          (70,033)         (494,351)
                                                        --------          ---------         ---------         ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       66,816          6,448,306           199,500           497,461
   Change in unrealized appreciation
    (depreciation).................................       45,931           (741,504)        1,911,172         3,910,014
   Capital gain distributions......................           --                 --            98,510                --
                                                        --------          ---------         ---------         ---------
Net realized and unrealized gain (loss) on
 investments.......................................      112,747          5,706,802         2,209,182         4,407,475
                                                        --------          ---------         ---------         ---------
Increase (decrease) in net assets from operations..     $ 56,770          5,209,313         2,139,149         3,913,124
                                                        ========          =========         =========         =========

                                                    -----------------
                                                    AllianceBernstein
                                                        Small Cap
                                                         Growth
                                                      Portfolio --
                                                         Class B
                                                    -----------------

                                                    -----------------
Income -- Ordinary dividends.......................           --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       31,713
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        7,198
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       64,824
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       21,073
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --
                                                        --------
Net investment income (expense)....................     (124,808)
                                                        --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      826,873
   Change in unrealized appreciation
    (depreciation).................................     (711,171)
   Capital gain distributions......................           --
                                                        --------
Net realized and unrealized gain (loss) on
 investments.......................................      115,702
                                                        --------
Increase (decrease) in net assets from operations..       (9,106)
                                                        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                    American Century
                                                                                                        Variable
                                                      American Century Variable Portfolios, Inc.   Portfolios II, Inc.
                                                    ---------------------------------------------  -------------------
                                                    VP Income &      VP                               VP Inflation
                                                      Growth    International VP Ultra(R) VP Value     Protection
                                                      Fund --      Fund --      Fund --   Fund --        Fund --
                                                      Class I      Class I      Class I   Class I       Class II
                                                    ----------- ------------- ----------- -------- -------------------
                                                                                                       Period from
                                                                                                    April 29, 2005 to
                                                             Year Ended December 31, 2005           December 31, 2005
                                                    ---------------------------------------------  -------------------
Income -- Ordinary dividends.......................   $   66         --             --     1,099          39,672
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       --         --             --        --           3,868
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       --         --             --        --              16
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       51         --             30        --             459
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       --         --             --        --           1,883
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      133          1             22       271           2,113
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...       --         --            171        --             690
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..       --         --             --        --             259
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..       --         --             --        --              55
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...       --         --             --        --             113
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).       --         --             --        --              96
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..       --         --             --        --               3
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).       --         --             --        --             155
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).       --         --             --        --              74
                                                      ------         --          -----     -----         -------
Net investment income (expense)....................     (118)        (1)          (223)      828          29,888
                                                      ------         --          -----     -----         -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       32         --            190         5          (8,539)
   Change in unrealized appreciation
    (depreciation).................................    1,290         22          2,269      (855)        (19,961)
   Capital gain distributions......................       --         --             --       745              --
                                                      ------         --          -----     -----         -------
Net realized and unrealized gain (loss) on
 investments.......................................    1,322         22          2,459      (105)        (28,500)
                                                      ------         --          -----     -----         -------
Increase (decrease) in net assets from operations..   $1,204         21          2,236       723           1,388
                                                      ======         ==          =====     =====         =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      Dreyfus                   Eaton Vance Variable Trust
                                                    ------------------------------------------  --------------------------
                                                       Dreyfus        Dreyfus     The Dreyfus
                                                      Investment     Variable       Socially
                                                    Portfolios  --  Investment    Responsible                       VT
                                                     MidCap Stock  Fund -- Money     Growth          VT          Worldwide
                                                     Portfolio --     Market     Fund, Inc. --  Floating-Rate     Health
                                                    Initial Shares   Portfolio   Initial Shares  Income Fund   Sciences Fund
                                                    -------------- ------------- -------------- -------------  -------------
                                                           Year Ended December 31, 2005         Year Ended December 31, 2005
                                                    ------------------------------------------  --------------------------
Income -- Ordinary dividends.......................     $    0         1,616             --       1,758,673            --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --            --          5,696         213,171        50,667
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --            --          1,278          10,826         4,649
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --           346         66,425          97,569        35,684
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --            --         11,197         113,174        21,046
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         76           152             --         187,642        48,000
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --            --             --          15,601         4,420
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         20           161             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --            --             --           1,434           804
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --            --             --           2,879            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --            --             --             307             7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --            --             --              10            15
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --            --             --              --            --
                                                        ------         -----        -------       ---------      --------
Net investment income (expense)....................        (96)          957        (84,596)      1,116,060      (165,292)
                                                        ------         -----        -------       ---------      --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................        121            --        (67,354)         14,914       149,110
   Change in unrealized appreciation
    (depreciation).................................      1,481            --        257,570        (108,648)      713,062
   Capital gain distributions......................          6            --             --              --            --
                                                        ------         -----        -------       ---------      --------
Net realized and unrealized gain (loss) on
 investments.......................................      1,608            --        190,216         (93,734)      862,172
                                                        ------         -----        -------       ---------      --------
Increase (decrease) in net assets from operations..     $1,512           957        105,620       1,022,326       696,880
                                                        ======         =====        =======       =========      ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          Evergreen Variable
                                            Annuity Trust                      FAM Variable Series Fund, Inc.
                                          ------------------ ------------------------------------------------------------------
                                                              Mercury Basic    Mercury Global   Mercury Large    Mercury Value
                                             Evergreen VA         Value          Allocation       Cap Growth     Opportunities
                                            Omega Fund --      V.I. Fund --     V.I. Fund --     V.I. Fund --     V.I. Fund --
                                               Class 2       Class III Shares Class III Shares Class III Shares Class III Shares
                                          ------------------ ---------------- ---------------- ---------------- ----------------
                                                                                Period from
                                              Year Ended        Year Ended     April 29, 2005
                                             December 31,      December 31,   to December 31,             Year Ended
                                                 2005              2005             2005               December 31, 2005
                                          ------------------ ---------------- ---------------- --------------------------------
Income -- Ordinary dividends.............      $    62            468,301          19,652              171          1,667,168
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................        1,376              4,868             646            4,481              8,378
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................           90                258             201               --                626
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................          347             10,625             809            1,491             12,649
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................          437             21,659           1,178            3,139              7,906
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................        1,894             18,239           1,336            2,575              9,715
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................          974              4,386              --              432              1,765
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................           --              4,319              --               --              1,904
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................           --              1,906              --               --              2,268
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................           31                561              --              543                272
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................           --                 --              --               --                471
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................           --              2,595              --               --                846
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................           44                214             230               29                100
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................           --                  4               4               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................           --                520              --               --                 79
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................           --                 90              --               --                 20
                                               -------           --------          ------          -------         ----------
Net investment income (expense)..........       (5,131)           398,057          15,248          (12,519)         1,620,169
                                               -------           --------          ------          -------         ----------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............        2,458             22,777          10,691           19,685           (100,569)
   Change in unrealized appreciation
    (depreciation).......................       23,260           (309,362)         23,281           80,757         (1,236,615)
   Capital gain distributions............           --              4,124              --               --             75,066
                                               -------           --------          ------          -------         ----------
Net realized and unrealized gain (loss)
 on investments..........................       25,718           (282,461)         33,972          100,442         (1,262,118)
                                               -------           --------          ------          -------         ----------
Increase (decrease) in net assets from
 operations..............................      $20,587            115,596          49,220           87,923            358,051
                                               =======           ========          ======          =======         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Federated Insurance Series
                                                    ----------------------------------------------------------------------
                                                      Federated                  Federated      Federated
                                                       American     Federated   High Income    High Income     Federated
                                                       Leaders       Capital        Bond           Bond         Kaufmann
                                                      Fund II --     Income      Fund II --     Fund II --     Fund II --
                                                    Primary Shares   Fund II   Primary Shares Service Shares Service Shares
                                                    -------------- ----------  -------------- -------------- --------------
                                                                         Year Ended December 31, 2005
                                                    ----------------------------------------------------------------------
Income -- Ordinary dividends.......................   $  915,232    1,173,609     4,970,594      3,480,435             0
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       26,224       17,542        29,393             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      520,828      200,454       459,542             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      249,266       79,681       338,016        197,041       104,714
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       25,829        8,930        22,869         18,484        11,727
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --           --            --        222,332       126,990
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --           --            --        132,646        92,238
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --           --            --         75,409       194,645
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --           --            --          5,568        16,921
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --            --          4,464            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --            --          1,265            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --           --            --            169         2,295
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --            --            523            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --            --          1,229            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --            --            341            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           --            --            143           674
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --            --              1            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --            --            127            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --            --              3            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --            --              9            --
                                                      ----------   ----------    ----------     ----------     ---------
Net investment income (expense)....................       93,085      867,002     4,120,774      2,820,681      (550,204)
                                                      ----------   ----------    ----------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    1,740,378   (1,039,610)       62,330        145,595     1,557,737
   Change in unrealized appreciation
    (depreciation).................................      (56,061)   1,123,993    (3,602,471)    (2,731,051)    2,466,498
   Capital gain distributions......................           --           --            --             --        43,578
                                                      ----------   ----------    ----------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments.......................................    1,684,317       84,383    (3,540,141)    (2,585,456)    4,067,813
                                                      ----------   ----------    ----------     ----------     ---------
Increase (decrease) in net assets from operations..   $1,777,402      951,385       580,633        235,225     3,517,609
                                                      ==========   ==========    ==========     ==========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Fidelity Variable Insurance Products Fund
                                                    ---------------------------------------------------------------------------
                                                                                                                  VIP Dynamic
                                                      VIP Asset      VIP Asset         VIP            VIP           Capital
                                                     Manager/SM/    Manager/SM/   Contrafund(R)  Contrafund(R)   Appreciation
                                                    Portfolio --   Portfolio --   Portfolio --   Portfolio --    Portfolio --
                                                    Initial Class Service Class 2 Initial Class Service Class 2 Service Class 2
-                                                   ------------- --------------- ------------- --------------- ---------------
                                                                                  Year Ended December 31, 2005
-                                                   ---------------------------------------------------------------------------
Income -- Ordinary dividends.......................  $ 4,620,841      207,866       1,175,953        195,542             --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................    1,250,485           --         356,395             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      486,786           --       2,944,568             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      224,815        7,086       1,851,933        635,994          3,931
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       17,934        6,219         205,172         80,611            472
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --        9,459              --        772,021          2,766
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       14,401              --        441,194         11,541
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --       33,160              --        381,955          7,990
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --        6,132              --         45,585          1,898
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --       60,630              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --       34,992              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --        1,889              --          4,313             10
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --       23,346              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --       14,583              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --        6,144              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --        2,221              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --          522              --          2,734             53
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --            3              --            227             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --        2,321              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --          289              --             --             --
                                                     -----------      -------      ----------     ----------        -------
Net investment income (expense)....................    2,640,821      (15,531)     (4,182,115)    (2,169,092)       (28,661)
                                                     -----------      -------      ----------     ----------        -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (1,188,077)      48,475      22,358,980      7,957,261         35,662
   Change in unrealized appreciation
    (depreciation).................................    2,185,790      431,132      34,998,283     16,467,459        318,421
   Capital gain distributions......................           --           --              --             --             --
                                                     -----------      -------      ----------     ----------        -------
Net realized and unrealized gain (loss) on
 investments.......................................      997,713      479,607      57,357,263     24,424,720        354,083
                                                     -----------      -------      ----------     ----------        -------
Increase (decrease) in net assets from operations..  $ 3,638,534      464,076      53,175,148     22,255,628        325,422
                                                     ===========      =======      ==========     ==========        =======

                                                    -------------

                                                     VIP Equity-
                                                       Income
                                                    Portfolio --
                                                    Initial Class
-                                                   -------------

-                                                   -------------
Income -- Ordinary dividends.......................    8,357,549
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      774,831
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...    3,098,839
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..    1,390,817
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      110,710
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --
                                                     -----------
Net investment income (expense)....................    2,982,352
                                                     -----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   11,508,470
   Change in unrealized appreciation
    (depreciation).................................  (12,423,503)
   Capital gain distributions......................   12,864,072
                                                     -----------
Net realized and unrealized gain (loss) on
 investments.......................................   11,949,039
                                                     -----------
Increase (decrease) in net assets from operations..   14,931,391
                                                     ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              Fidelity Variable Insurance Products Fund (continued)
                                                    ------------------------------------------------------------------------
                                                      VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                                        Income         Income         Income      Opportunities  VIP Growth
                                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                                                    Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                                                    --------------- ------------- --------------- ------------- -------------
                                                                          Year Ended December 31, 2005
                                                    ------------------------------------------------------------------------
Income -- Ordinary dividends.......................   $ 2,495,576     1,389,137        427,299        269,704     1,087,940
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................            --        35,007             --         12,361       557,040
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...            --       669,150             --        237,764     1,355,984
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       616,565       484,808        151,131        127,774       821,894
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        70,471        56,380         11,775         18,431        64,609
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....            --           170             --             15            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       666,739            --        157,918             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       438,123            --        103,376             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       285,926            --         66,513             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        14,352            --          3,606             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         8,990            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         4,555            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         3,738            --             53             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         1,777            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         4,145            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         1,519            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           637            --             87             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           298            --             20             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           256            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................            14            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           100            --             --             --            --
                                                      -----------     ---------      ---------      ---------    ----------
Net investment income (expense)....................       377,371       143,622        (67,180)      (126,641)   (1,711,587)
                                                      -----------     ---------      ---------      ---------    ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     3,223,975       488,264        611,883       (300,072)   (7,078,730)
   Change in unrealized appreciation
    (depreciation).................................    (2,554,282)    3,856,306      1,213,222      2,205,804    15,964,684
   Capital gain distributions......................     4,212,963            --             --             --            --
                                                      -----------     ---------      ---------      ---------    ----------
Net realized and unrealized gain (loss) on
 investments.......................................     4,882,656     4,344,570      1,825,105      1,905,732     8,885,954
                                                      -----------     ---------      ---------      ---------    ----------
Increase (decrease) in net assets from operations..   $ 5,260,027     4,488,192      1,757,925      1,779,091     7,174,367
                                                      ===========     =========      =========      =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Fidelity Variable Insurance Products Fund (continued)
                                                    --------------------------------------------------------------------------
                                                                                                                   VIP Value
                                                      VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                                    Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                                    --------------- ------------- --------------- ------------- ---------------
                                                                           Year Ended December 31, 2005
                                                    --------------------------------------------------------------------------
Income -- Ordinary dividends.......................   $  146,225            0                0        964,079         1,859
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --           --           34,538        243,471            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --           --          353,153        491,211            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      207,379           --          906,127        340,176         3,565
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       29,167           --           82,829         30,532           697
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --          247               --            178            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      297,390           --          977,819             --         5,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      147,943           --          452,845             --         5,349
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      105,160           --          378,274             --        14,917
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        1,504           --           28,874             --         4,319
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        5,375           --           11,793             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        1,560           --            7,776             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        1,105           --            1,819             --           388
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        2,435           --            3,969             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        1,420           --            5,409             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           56           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).        1,811           --            1,646             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --               34             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           83           --              597             --           175
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           19           --              101             --             7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          395           --              380             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           14           --               13             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           31           --              114             --            --
                                                      ----------        -----       ----------     ----------       -------
Net investment income (expense)....................     (656,622)        (247)      (3,248,110)      (141,489)      (32,588)
                                                      ----------        -----       ----------     ----------       -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      807,023        3,159       15,265,616      4,899,767        14,448
   Change in unrealized appreciation
    (depreciation).................................    1,672,920        1,814       18,051,962      8,099,479        52,602
   Capital gain distributions......................           --          483        3,256,577             --        52,042
                                                      ----------        -----       ----------     ----------       -------
Net realized and unrealized gain (loss) on
 investments.......................................    2,479,943        5,456       36,574,155     12,999,246       119,092
                                                      ----------        -----       ----------     ----------       -------
Increase (decrease) in net assets from operations..   $1,823,321        5,209       33,326,045     12,857,757        86,504
                                                      ==========        =====       ==========     ==========       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        -----------------

                                         Franklin Income
                                           Securities
                                             Fund --
                                         Class 2 Shares
                                        -----------------
                                           Period from
                                        April 29, 2005 to
                                        December 31, 2005
                                        -----------------
Income -- Ordinary dividends...........     $  59,819
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................         7,581
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................           775
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................        32,986
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................        35,512
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................        25,827
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................           471
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................        30,569
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................        20,887
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................            27
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................        15,390
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................         7,223
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................             6
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................         1,273
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................            13
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................        33,811
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................           303
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................        11,485
                                            ---------
Net investment income (expense)........      (164,320)
                                            ---------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (144,897)
  Change in unrealized appreciation
    (depreciation).....................       116,975
  Capital gain distributions...........            --
                                            ---------
Net realized and unrealized gain
 (loss) on investments.................       (27,922)
                                            ---------
Increase (decrease) in net assets from
 operations............................     $(192,242)
                                            =========

                                                    Franklin Templeton Variable Insurance Products Trust
                                        --------------------------------------------------------------------------------------------
                                        Franklin Large                  Templeton      Templeton      Templeton
                                          Cap Growth   Mutual Shares     Foreign        Foreign      Global Asset
                                          Securities     Securities     Securities     Securities     Allocation
                                           Fund --        Fund  --       Fund --        Fund --        Fund --
                                        Class 2 Shares Class 2 Shares Class I Shares Class 2 Shares Class 2 Shares
                                        -------------- -------------- -------------- -------------- --------------


                                                                        Year Ended December 31, 2005
                                        --------------------------------------------------------------------------
Income -- Ordinary dividends...........        22             --          118,623          372            38
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........        --             --            2,500           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................        --             --           52,023           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................        --             --           69,418           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................        --             --            4,636           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................        11              1               --          201             1
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................       119             85               --          181            14
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................        27             --               --           38            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................        --             --               --           --            --
                                             ----          -----        ---------        -----            --
Net investment income (expense)........      (135)           (86)          (9,954)         (48)           23
                                             ----          -----        ---------        -----            --
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (693)            86           83,922        6,103            (2)
  Change in unrealized appreciation
    (depreciation).....................       600          1,021        1,057,362         (620)           29
  Capital gain distributions...........        --             --               --           --            --
                                             ----          -----        ---------        -----            --
Net realized and unrealized gain
 (loss) on investments.................       (93)         1,107        1,141,284        5,483            27
                                             ----          -----        ---------        -----            --
Increase (decrease) in net assets from
 operations............................      (228)         1,021        1,131,330        5,435            50
                                             ====          =====        =========        =====            ==

                                        -----------------
                                            Templeton
                                             Global
                                        Income Securities
                                             Fund --
                                         Class I Shares
                                        -----------------



                                        -----------------
Income -- Ordinary dividends...........       91,625
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........        4,532
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................       45,826
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................           --
                                            --------
Net investment income (expense)........       41,267
                                            --------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (48,037)
  Change in unrealized appreciation
    (depreciation).....................      (53,754)
  Capital gain distributions...........           --
                                            --------
Net realized and unrealized gain
 (loss) on investments.................     (101,791)
                                            --------
Increase (decrease) in net assets from
 operations............................      (60,524)
                                            ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           GE Investments Funds, Inc.
                                                    -----------------------------------------------------------------------
                                                      Global                                            Money      Premier
                                                      Income       Income    International   Mid-Cap    Market     Growth
                                                       Fund         Fund      Equity Fund  Equity Fund   Fund    Equity Fund
                                                    -----------  ----------  ------------- ----------- --------- -----------
                                                    Period from
                                                    January 1,
                                                      2005 to
                                                    August 25,
                                                       2005                     Year Ended December 31, 2005
                                                    -----------  ----------------------------------------------------------
Income -- Ordinary dividends....................... $        --   5,644,362      537,778    5,000,888  7,327,570    386,748
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       7,743      76,237       19,199       74,387    159,030     15,956
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      61,235     541,311      225,550      822,426  1,024,015    318,132
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..          --     606,892      199,889    1,150,122  1,454,862    647,351
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          --      69,290       19,873      107,009    238,052     81,502
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --         241          386          408      8,429         83
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --     134,035           --      594,992    407,243    312,244
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --     135,388           --      287,097    277,897    175,560
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...          --     151,305           --      170,503    186,218    194,866
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --       9,196           --       13,390      5,947      9,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --      10,289           --        4,095     33,663         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --       3,583           --        1,514     19,881         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --       1,313           --        2,126      2,713      7,333
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --         745           --        1,552     12,211         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --       1,691           --        2,022     16,132         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          66           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --       2,200           --          186      3,419         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          49           --           --         74         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --          79           --          165        374        437
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --           5           --           --         --          7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --         218           --          242      1,132         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --           --           --         14         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          31           --           45        328         --
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net investment income (expense)....................     (68,978)  3,900,198       72,881    1,768,607  3,475,936 (1,375,753)
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     830,976  (1,794,602)   2,193,830    8,181,999         --  3,984,091
   Change in unrealized appreciation
    (depreciation).................................  (1,500,068) (1,584,089)   5,848,893    2,146,394         -- (3,255,476)
   Capital gain distributions......................          --      72,723           --    8,244,222         --         --
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net realized and unrealized gain (loss) on
 investments.......................................    (669,092) (3,305,968)   8,042,723   18,572,615         --    728,615
                                                    -----------  ----------    ---------   ----------  --------- ----------
Increase (decrease) in net assets from operations.. $  (738,070)    594,230    8,115,604   20,341,222  3,475,936   (647,138)
                                                    ===========  ==========    =========   ==========  ========= ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      GE Investments Funds, Inc. (continued)
-                                                   -------------------------------------------------------------------------
                                                    Real Estate              Small-Cap
                                                    Securities   S&P 500(R) Value Equity Total Return U.S. Equity Value Equity
                                                       Fund      Index Fund     Fund         Fund        Fund         Fund
-                                                   -----------  ---------- ------------ ------------ ----------- ------------
                                                                           Year Ended December 31, 2005
-                                                   -------------------------------------------------------------------------
Income -- Ordinary dividends....................... $ 7,442,439   7,392,583  1,194,203    14,452,527   1,030,288     402,808
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      80,202     191,977      8,204       111,788       9,994          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...     749,748   2,798,492    138,521       832,163     310,287          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     692,139   2,313,307    538,606     1,208,514     537,603     136,512
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      44,528     215,874     53,788       178,412      42,201      29,885
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         515       1,296         --           243         131          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     148,158     923,310    530,113       195,959     245,662     183,657
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      86,235     493,846    240,944       676,792     184,449     109,716
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --         --     2,741,701          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...     139,548     391,516    181,273     1,388,127     105,588      67,068
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....      11,757      19,455     16,871       526,087       7,204       7,716
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --          --      3,559     1,234,170          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --          --        799       745,652          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       1,494         996      3,047        62,086           8          51
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --          --      1,003       528,572          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --          --      1,720       332,084          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          --         --         8,146          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          59          --        120        32,683          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          --         --        21,429          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         187         879        659       169,775           4         233
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         311          --        293        63,353           4          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --         --            --          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --          --        351        67,972          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --         --         2,115          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          --        100        17,510          --          --
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net investment income (expense)....................   5,487,558      41,635   (525,768)    3,307,194    (412,847)   (132,030)
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   6,352,201   9,585,042  4,032,491     7,405,497   2,022,714     929,134
   Change in unrealized appreciation
    (depreciation).................................  (8,565,373)  3,422,133  2,136,549    (3,291,503)   (898,856)    (90,551)
   Capital gain distributions......................   8,907,987          --  2,651,533    14,418,610          --     128,803
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net realized and unrealized gain (loss) on
 investments.......................................   6,694,815  13,007,175  8,820,573    18,532,604   1,123,858     967,386
                                                    -----------  ----------  ---------    ----------   ---------    --------
Increase (decrease) in net assets from operations.. $12,182,373  13,048,810  8,294,805    21,839,798     711,011     835,356
                                                    ===========  ==========  =========    ==========   =========    ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Goldman Sachs Variable   Greenwich Street
                                         Insurance Trust         Series Fund                       Janus Aspen Series
                                    -------------------------  ---------------- ------------------------------------------
                                                               Salomon Brothers
                                      Goldman                      Variable       Balanced                    Core Equity
                                       Sachs        Goldman       Aggressive    Portfolio --     Balanced    Portfolio --
                                    Growth and   Sachs Mid Cap  Growth Fund --  Institutional  Portfolio --  Institutional
                                    Income Fund   Value Fund       Class II        Shares     Service Shares    Shares
                                    -----------  ------------- ---------------- ------------- -------------- -------------
                                                                  Year Ended
                                            Year Ended           December 31,
                                        December 31, 2005            2005                     Year Ended December 31, 2005
                                    -------------------------  ---------------- ------------------------------------------
Income -- Ordinary dividends....... $   578,761    5,751,496             --       6,638,468     2,600,129            7
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..      20,489      181,242             --         259,934            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......     258,357    1,279,251             --       2,553,451            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....     215,492    1,302,084         21,211       1,447,690       414,188           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      32,296      121,694          1,563         115,216        34,705           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......          --           --             --              --            --           55
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......          --        9,111         22,848              --       819,597           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....          --        8,420         10,273              --       448,215           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......          --       10,341         32,527              --       150,394           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......          --           29          2,997              --         8,051           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......          --          976          3,763              --        43,885           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....          --          848          4,446              --        21,539           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....          --            1          2,810              --           660           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....          --          474          1,803              --        11,791           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......          --          717          3,758              --        17,138           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....          --           --            710              --           400           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...          --           --             --              --         2,128           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          --          483            483              --           269           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          --           20             --              --            74           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          --          395            122              --         1,508           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...          --           --             --              --            20           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          --           90             18              --           505           --
                                    -----------   ----------       --------      ----------     ---------        -----
Net investment income (expense)....      52,127    2,835,320       (109,332)      2,262,177       625,062          (48)
                                    -----------   ----------       --------      ----------     ---------        -----
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........   2,030,910   12,077,349        118,522       5,617,600     2,522,786           16
  Change in unrealized
    appreciation (depreciation)....  (1,221,935)  (8,339,724)       599,012       9,861,722     4,164,990        1,104
  Capital gain distributions.......          --   14,787,489             --              --            --           --
                                    -----------   ----------       --------      ----------     ---------        -----
Net realized and unrealized gain
 (loss) on investments.............     808,975   18,525,114        717,534      15,479,322     6,687,776        1,120
                                    -----------   ----------       --------      ----------     ---------        -----
Increase (decrease) in net assets
 from operations................... $   861,102   21,360,434        608,202      17,741,499     7,312,838        1,072
                                    ===========   ==========       ========      ==========     =========        =====


                                    -------------

                                    Flexible Bond
                                    Portfolio --
                                    Institutional
                                       Shares
                                    -------------



                                    -------------
Income -- Ordinary dividends.......   2,435,783
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..      29,149
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......     413,999
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....     220,406
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      19,982
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......         125
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          --
                                     ----------
Net investment income (expense)....   1,752,122
                                     ----------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........    (968,930)
  Change in unrealized
    appreciation (depreciation)....  (1,961,412)
  Capital gain distributions.......   1,418,830
                                     ----------
Net realized and unrealized gain
 (loss) on investments.............  (1,511,512)
                                     ----------
Increase (decrease) in net assets
 from operations...................     240,610
                                     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Janus Aspen Series (continued)
                                                    ------------------------------------------------------------------------
                                                                                                               International
                                                        Forty                     Global Life       Global        Growth
                                                    Portfolio --      Forty         Sciences      Technology   Portfolio --
                                                    Institutional  Portfolio --   Portfolio --   Portfolio --  Institutional
                                                       Shares     Service Shares Service Shares Service Shares    Shares
                                                    ------------- -------------- -------------- -------------- -------------
                                                                                 Year Ended December 31, 2005
                                                    ------------------------------------------------------------------------
Income -- Ordinary dividends.......................  $   285,982        2,239             --             --      1,206,222
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       75,443           --          4,625          9,800         64,669
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      920,745           --         62,127         51,098        810,004
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      954,627      107,211         92,788         72,568        513,792
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       72,902        8,648          6,160          5,771         63,316
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           24           --             --             --            460
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --      164,666         63,211         44,301             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       64,737         17,597         11,463             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --       38,770             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --          394             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --          335             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           84             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --             --             --             --
                                                     -----------    ---------      ---------      ---------     ----------
Net investment income (expense)....................   (1,737,759)    (382,606)      (246,508)      (195,001)      (246,019)
                                                     -----------    ---------      ---------      ---------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    3,023,119    1,219,554      1,134,600        146,908      9,362,424
   Change in unrealized appreciation
    (depreciation).................................   12,958,072    1,774,124        830,132      1,065,694     18,450,421
   Capital gain distributions......................           --           --             --             --             --
                                                     -----------    ---------      ---------      ---------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................   15,981,191    2,993,678      1,964,732      1,212,602     27,812,845
                                                     -----------    ---------      ---------      ---------     ----------
Increase (decrease) in net assets from operations..  $14,243,432    2,611,072      1,718,224      1,017,601     27,566,826
                                                     ===========    =========      =========      =========     ==========

                                                    --------------

                                                    International
                                                        Growth
                                                     Portfolio --
                                                    Service Shares
                                                    --------------

                                                    --------------
Income -- Ordinary dividends.......................     253,114
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      82,758
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      10,003
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     163,938
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      64,216
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      47,614
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       1,871
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...       1,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         217
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       2,488
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         399
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --
                                                      ---------
Net investment income (expense)....................    (121,420)
                                                      ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   1,742,166
   Change in unrealized appreciation
    (depreciation).................................   4,789,701
   Capital gain distributions......................          --
                                                      ---------
Net realized and unrealized gain (loss) on
 investments.......................................   6,531,867
                                                      ---------
Increase (decrease) in net assets from operations..   6,410,447
                                                      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Janus Aspen Series (continued)
                                                    -----------------------------------------------------------------------
                                                      Large Cap                     Mid Cap                     Worldwide
                                                       Growth       Large Cap       Growth        Mid Cap        Growth
                                                    Portfolio --      Growth     Portfolio --      Growth     Portfolio --
                                                    Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                                                       Shares     Service Shares    Shares     Service Shares    Shares
                                                    ------------- -------------- ------------- -------------- -------------
                                                                                 Year Ended December 31, 2005
                                                    -----------------------------------------------------------------------
Income -- Ordinary dividends.......................  $   552,398       18,081             --            --      2,577,361
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      244,736           --        129,797            --        277,581
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...    1,286,544           --        924,276            --      1,707,958
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      823,671       58,671        677,594        62,086        690,648
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       79,030        5,954         67,242         7,379         75,656
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --      116,483             --       117,477             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       45,137             --        34,300             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --             --            --             --
                                                     -----------     --------     ----------     ---------     ----------
Net investment income (expense)....................   (1,881,583)    (208,164)    (1,798,909)     (221,242)      (174,482)
                                                     -----------     --------     ----------     ---------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (5,014,704)     109,627     (5,982,011)      544,446     (9,988,420)
   Change in unrealized appreciation
    (depreciation).................................   10,507,382      390,083     19,964,655       926,883     17,085,523
   Capital gain distributions......................           --           --             --            --             --
                                                     -----------     --------     ----------     ---------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................    5,492,678      499,710     13,982,644     1,471,329      7,097,103
                                                     -----------     --------     ----------     ---------     ----------
Increase (decrease) in net assets from operations..  $ 3,611,095      291,546     12,183,735     1,250,087      6,922,621
                                                     ===========     ========     ==========     =========     ==========

                                                    --------------

                                                      Worldwide
                                                        Growth
                                                     Portfolio --
                                                    Service Shares
                                                    --------------

                                                    --------------
Income -- Ordinary dividends.......................    222,485
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     73,931
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      7,242
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...    152,242
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..     58,596
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --
                                                       -------
Net investment income (expense)....................    (69,526)
                                                       -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     16,935
   Change in unrealized appreciation
    (depreciation).................................    700,384
   Capital gain distributions......................         --
                                                       -------
Net realized and unrealized gain (loss) on
 investments.......................................    717,319
                                                       -------
Increase (decrease) in net assets from operations..    647,793
                                                       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     J.P. Morgan Series Trust II
                                                    -------------------------------------------------------------
                                                                                                        U.S. Large
                                                              International                              Cap Core
                                                      Bond       Equity     Mid Cap Value Small Company   Equity
                                                    Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                                                    --------- ------------- ------------- ------------- ----------
                                                                     Year Ended December 31, 2005
                                                    -------------------------------------------------------------
Income -- Ordinary dividends.......................  $3,643           4           285           (0)         --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     486           8           242            1           1
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...     781          --           166           75           5
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...      25         231           123           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).      --          --            --           --          --
                                                     ------       -----         -----          ---         ---
Net investment income (expense)....................   2,351        (235)         (246)         (76)         (6)
                                                     ------       -----         -----          ---         ---
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    (869)          6         2,271          (22)        (71)
   Change in unrealized appreciation
    (depreciation).................................    (184)      3,015         1,524          384          91
   Capital gain distributions......................      68          --           154          326          --
                                                     ------       -----         -----          ---         ---
Net realized and unrealized gain (loss) on
 investments.......................................    (985)      3,021         3,949          688          20
                                                     ------       -----         -----          ---         ---
Increase (decrease) in net assets from operations..  $1,366       2,786         3,703          612          14
                                                     ======       =====         =====          ===         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 MFS(R) Variable Insurance Trust
                                          ----------------------------------------------------------------------------
                                             MFS(R)       MFS(R)                    MFS(R)
                                           Investors    Investors    MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                                          Growth Stock    Trust      Discovery      Income       Return     Utilities
                                           Series --    Series --    Series --    Series --    Series --    Series --
                                            Service      Service      Service      Service      Service      Service
                                          Class Shares Class Shares Class Shares Class Shares Class Shares Class Shares
                                          ------------ ------------ ------------ ------------ ------------ ------------
                                                                  Year Ended December 31, 2005
                                          ----------------------------------------------------------------------------
Income -- Ordinary dividends.............  $  36,689       68,113           --        --            823       240,121
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............         --           --        2,732        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................         --           --       42,892        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................     86,189       75,967      181,042        --          8,969       162,477
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................     12,397       13,552       14,164        --            739        12,224
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................    164,245      135,821      185,793        --          1,943       284,473
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................     59,335       71,376       64,773        --         11,505       150,275
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................     62,523       39,446       73,796         3          6,306        87,587
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................      3,593          824        3,828        --         10,645         4,817
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................      1,626           --        2,801        --         27,440            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................        596           --          623        --         11,481            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................         --           53          768        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................        199           --          586        --          6,112            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................         --           --        1,584        --          2,008            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................         --           --           22        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................         --           --           42        --             --            30
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................         23           --            4        --            416           352
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................          4           --           --        --             39            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................         60           --           92        --          7,594            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................         --           --            6        --          1,925            --
                                           ---------    ---------    ---------        --        -------     ---------
Net investment income (expense)..........   (354,101)    (268,926)    (575,548)       (3)       (96,299)     (462,114)
                                           ---------    ---------    ---------        --        -------     ---------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............    342,090      589,479    1,018,671         2         14,843     4,438,600
   Change in unrealized appreciation
    (depreciation).......................    599,770      817,854      580,314        22        190,993     2,309,286
   Capital gain distributions............         --           --           --        --          1,043            --
                                           ---------    ---------    ---------        --        -------     ---------
Net realized and unrealized gain (loss)
 on investments..........................    941,860    1,407,333    1,598,985        24        206,879     6,747,886
                                           ---------    ---------    ---------        --        -------     ---------
Increase (decrease) in net assets from
 operations..............................  $ 587,759    1,138,407    1,023,437        21        110,580     6,285,772
                                           =========    =========    =========        ==        =======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Nations Separate Account Trust  Old Mutual Insurance company, Inc.
                                                    ------------------------------  ---------------------------------
                                                                    Nations Marsico
                                                    Nations Marsico  International  Old Mutual     Old Mutual Large
                                                        Growth       Opportunities  Growth II         Cap Growth
                                                       Portfolio       Portfolio    Portfolio         Portfolio
                                                    --------------- --------------- ----------     ----------------
                                                     Year Ended December 31, 2005   Year Ended December 31, 2005
                                                    ------------------------------  ---------------------------------
Income -- Ordinary dividends.......................   $       --         421,432           --                --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --              --        7,303            13,034
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --              --      126,645           182,393
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       76,826          90,245           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       17,386          15,320           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      145,345         170,879           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      131,294         110,910           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      251,657         200,013           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       18,031          20,737           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        9,637          24,146           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        6,745          16,758           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        4,749           3,637           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        4,964          10,538           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        6,408          12,751           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          285           2,059           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           59              40           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          538             210           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          872             644           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          521             851           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          210             234           --                --
                                                      ----------       ---------     --------          --------
Net investment income (expense)....................     (675,527)       (258,540)    (133,948)         (195,427)
                                                      ----------       ---------     --------          --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    1,762,433       2,012,858      169,478            77,732
   Change in unrealized appreciation
    (depreciation).................................    1,832,949       6,047,141      792,514           339,203
   Capital gain distributions......................           --         482,368           --                --
                                                      ----------       ---------     --------          --------
Net realized and unrealized gain (loss) on
 investments.......................................    3,595,382       8,542,367      961,992           416,935
                                                      ----------       ---------     --------          --------
Increase (decrease) in net assets from operations..   $2,919,855       8,283,827      828,044           221,508
                                                      ==========       =========     ========          ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Oppenheimer Variable Account Funds
-                                                   -------------------------------------------------------------------
                                                                  Oppenheimer
                                                    Oppenheimer    Aggressive                Oppenheimer   Oppenheimer
                                                    Aggressive       Growth     Oppenheimer    Balanced      Capital
                                                      Growth       Fund/VA --    Balanced     Fund/VA --   Appreciation
                                                      Fund/VA    Service Shares   Fund/VA   Service Shares   Fund/VA
-                                                   -----------  -------------- ----------- -------------- ------------
                                                                               Year Ended December 31, 2005
-                                                   -------------------------------------------------------------------
Income -- Ordinary dividends....................... $        --          --      1,360,805     208,947      1,474,936
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................     292,889          --        166,224          --        236,281
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...     693,248          --        535,884          --      1,212,780
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     303,223      35,541        319,069      27,031        606,179
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      27,303       2,828         30,673       8,236         65,506
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --      12,382             --      23,429             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --       8,497             --      33,293             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...          --      26,856             --      36,533             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --       1,762             --      34,218             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --          --             --      52,239             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --          --             --      37,988             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --          --             --         137             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --          --             --      19,234             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --          --             --      18,588             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --          --             --       5,747             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          --             --       2,124             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --         163             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --          --             --       2,196             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --             --          98             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          --             --       1,752             --
                                                    -----------     -------     ----------     -------      ---------
Net investment income (expense)....................  (1,316,663)    (88,029)       308,955     (93,896)      (645,810)
                                                    -----------     -------     ----------     -------      ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     296,370     298,898      2,555,057      30,210      3,162,593
   Change in unrealized appreciation
    (depreciation).................................  10,576,505     318,085     (3,926,621)     (3,339)     1,890,648
   Capital gain distributions......................          --          --      2,780,084     470,942             --
                                                    -----------     -------     ----------     -------      ---------
Net realized and unrealized gain (loss) on
 investments.......................................  10,872,875     616,983      1,408,520     497,813      5,053,241
                                                    -----------     -------     ----------     -------      ---------
Increase (decrease) in net assets from operations.. $ 9,556,212     528,954      1,717,475     403,917      4,407,431
                                                    ===========     =======     ==========     =======      =========

-                                                   --------------
                                                     Oppenheimer
                                                       Capital
                                                     Appreciation
                                                      Fund/VA --
                                                    Service Shares
-                                                   --------------

-                                                   --------------
Income -- Ordinary dividends.......................      97,268
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      49,705
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      12,560
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      29,929
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      35,294
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      70,690
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       7,831
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       2,463
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         234
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --
                                                       --------
Net investment income (expense)....................    (111,438)
                                                       --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     327,199
   Change in unrealized appreciation
    (depreciation).................................     225,502
   Capital gain distributions......................          --
                                                       --------
Net realized and unrealized gain (loss) on
 investments.......................................     552,701
                                                       --------
Increase (decrease) in net assets from operations..     441,263
                                                       ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Oppenheimer Variable Account Funds (continued)
-                                         --------------------------------------------------------------------
                                                        Oppenheimer                               Oppenheimer
                                                           Global                  Oppenheimer    Main Street
                                          Oppenheimer    Securities   Oppenheimer  Main Street     Small Cap
                                           Core Bond     Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                            Fund/VA    Service Shares   Fund/VA   Service Shares Service Shares
-                                         -----------  -------------- ----------- -------------- --------------
                                                              Year Ended December 31, 2005
-                                         --------------------------------------------------------------------
Income -- Ordinary dividends............. $ 4,124,391       905,613    5,352,748      675,733              0
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............      77,137            --      142,308           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................     644,817            --      653,777           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................     344,480       366,386      263,922      203,244         91,585
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................      23,326        57,864       23,426       29,803          7,113
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................          --       657,944           --      359,204         70,167
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................          --       271,851           --      182,628         60,987
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................          --       245,649           --       98,333        143,319
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................          --        26,093           --        5,858          6,755
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................          --            --           --           --          4,421
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................          --            --           --           --          3,949
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................          --         3,432           --        1,180          1,076
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................          --            --           --           --          2,453
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................          --            --           --           --          1,921
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................          --            46           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................          --            --           --           --          1,219
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................          --            --           --           --             25
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................          --         1,310           --            9            207
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................          --             8           --          289            130
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................          --            --           --           --            365
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................          --            --           --           --             11
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................          --            --           --           --             91
                                          -----------    ----------   ----------    ---------      ---------
Net investment income (expense)..........   3,034,631      (724,970)   4,269,315     (204,815)      (395,794)
                                          -----------    ----------   ----------    ---------      ---------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............     (40,778)    8,213,019   (1,283,789)   1,458,829      1,146,878
   Change in unrealized appreciation
    (depreciation).......................  (2,131,497)    4,864,493   (2,421,910)     988,795        612,287
   Capital gain distributions............          --            --           --           --        639,788
                                          -----------    ----------   ----------    ---------      ---------
Net realized and unrealized gain (loss)
 on investments..........................  (2,172,275)   13,077,512   (3,705,699)   2,447,624      2,398,953
                                          -----------    ----------   ----------    ---------      ---------
Increase (decrease) in net assets from
 operations.............................. $   862,356    12,352,542      563,616    2,242,809      2,003,159
                                          ===========    ==========   ==========    =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     PIMCO Variable Insurance Trust
                                    ---------------------------------------------------------------------------------
                                                       Foreign Bond
                                                        Portfolio                      Long-Term
                                        All Asset      (U.S. Dollar    High Yield   U.S. Government   Low Duration
                                      Portfolio --      Hedged) --    Portfolio --   Portfolio --     Portfolio --
                                         Advisor      Administrative Administrative Administrative    Advisor Class
                                      Class Shares     Class Shares   Class Shares   Class Shares        Shares
                                    ----------------- -------------- -------------- --------------- -----------------
                                       Period from                                                     Period from
                                    April 29, 2005 to                                               April 29, 2005 to
                                      December 31,                                                    December 31,
                                          2005                Year Ended December 31, 2005                2005
                                    ----------------- --------------------------------------------  -----------------
Income -- Ordinary dividends.......     $143,972         382,793        6,309,048      2,744,690         117,627
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....        2,054          59,290          420,089        320,772           4,066
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......        1,157           5,075           34,950         24,401             344
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......       10,444          89,707          482,779        307,979           1,267
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....        4,141          31,381          315,596        255,825           1,868
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......        8,675              --          229,950         79,023          11,019
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......           --              --           13,597            974              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......           --              --            4,947          2,486           7,823
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....           --              --            4,314          2,126           5,634
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....           --              --            3,569          6,149               7
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....           --              --            2,779          1,476           3,302
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......           --              --            3,288            237           3,607
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....           --              --               34             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....           --              --              665            203           1,053
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...           --              --               20             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          460              --              314            158              19
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......            4              --               12             --               1
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....           --              --              377             25           2,265
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...           --              --                4             --              28
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....           --              --              114             15             553
                                        --------         -------       ----------     ----------         -------
Net investment income (expense)....      117,037         197,340        4,791,650      1,742,841          74,771
                                        --------         -------       ----------     ----------         -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........         (450)        100,903        1,504,090        364,762          (8,601)
  Change in unrealized
    appreciation (depreciation)....      (65,617)        125,228       (4,049,039)    (1,334,646)        (56,195)
  Capital gain distributions.......       11,715              --               --      1,194,449          10,301
                                        --------         -------       ----------     ----------         -------
Net realized and unrealized gain
 (loss) on investments.............      (54,352)        226,131       (2,544,949)       224,565         (54,495)
                                        --------         -------       ----------     ----------         -------
Increase (decrease) in net assets
 from operations...................     $ 62,685         423,471        2,246,701      1,967,406          20,276
                                        ========         =======       ==========     ==========         =======

                                    --------------


                                     Total Return
                                     Portfolio --
                                    Administrative
                                     Class Shares
                                    --------------

                                      Year Ended
                                     December 31,
                                         2005
                                    --------------
Income -- Ordinary dividends.......   12,262,227
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..       15,424
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......      206,462
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....    1,037,698
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      181,554
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......    1,299,422
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....      893,299
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......      515,762
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......       37,281
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......       34,942
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....       22,017
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....        7,581
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....       14,320
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......       21,317
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....        2,518
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...           64
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          786
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          797
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          863
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...           16
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          188
                                      ----------
Net investment income (expense)....    7,969,916
                                      ----------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........      980,841
  Change in unrealized
    appreciation (depreciation)....   (8,448,434)
  Capital gain distributions.......    2,107,684
                                      ----------
Net realized and unrealized gain
 (loss) on investments.............   (5,359,909)
                                      ----------
Increase (decrease) in net assets
 from operations...................    2,610,007
                                      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 The Prudential Series Fund, Inc.
                           -----------------------------------------------------------------------------
                                                                          SP Prudential SP William Blair
                             Jennison                        Natural      U.S. Emerging  International
                           20/20 Focus     Jennison         Resources        Growth          Growth
                           Portfolio --  Portfolio --     Portfolio --    Portfolio --    Portfolio --
                             Class II   Class II Shares     Class II        Class II        Class II
                           ------------ --------------- ----------------- ------------- ----------------
                                                           Period from
                                                        April 29, 2005 to
                                    Year Ended            December 31,              Year Ended
                                December 31, 2005             2005              December 31, 2005
                           ---------------------------  ----------------- ------------------------------
Income -- Ordinary
 dividends................   $     --            --               --         10,593            309
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....     14,541         8,656            5,169          1,264            272
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....      6,524           444              736             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....     11,830         2,888            6,595             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....      5,213         3,955            5,360             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....     16,805         9,277            4,895             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......      1,604            65               61             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....         --           311               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....         --           666               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....         --           122               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....         --           838               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....        439            --              302             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...         --            53               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...         --            50               --             --             --
                             --------       -------          -------         ------          -----
Net investment income
 (expense)................    (56,956)      (27,325)         (23,118)         9,329             37
                             --------       -------          -------         ------          -----
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     87,436        75,854           86,159          1,857            316
   Change in unrealized
    appreciation
    (depreciation)........    750,423       176,559          440,040         (2,185)         1,477
   Capital gain
    distributions.........         --            --               --          2,536            539
                             --------       -------          -------         ------          -----
Net realized and
 unrealized gain (loss)
 on investments...........    837,859       252,413          526,199          2,208          2,332
                             --------       -------          -------         ------          -----
Increase (decrease) in
 net assets from
 operations...............   $780,903       225,088          503,081         11,537          2,369
                             ========       =======          =======         ======          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Rydex Variable
                               Trust                  Salomon Brothers Variable Series Funds Inc
                           -------------- -----------------------------------------------------------------
                                          Salomon    Salomon      Salomon       Salomon
                                          Brothers  Brothers      Brothers      Brothers        Salomon
                                          Variable  Variable      Variable      Variable       Brothers
                                          All Cap   Investors  Strategic Bond Total Return  Variable Total
                                          Fund --    Fund --      Fund --       Fund --     Return Fund --
                              OTC Fund    Class II   Class I      Class I       Class I        Class II
                           -------------- --------  ---------  -------------- ------------ -----------------
                                                                                              Period from
                             Year Ended                                                    April 29, 2005 to
                            December 31,                                                     December 31,
                                2005                Year Ended December 31, 2005                 2005
                           -------------- -----------------------------------------------  -----------------
Income -- Ordinary
 dividends................   $      --      93,743    527,672     2,585,490      313,172         35,562
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................          --          --     48,948        32,574        4,066             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....          --          --    246,055       277,444       86,350             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....      78,849      50,360    384,928       312,522      138,106             25
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....       3,991       4,873     29,939        34,931       11,813            217
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....      63,022      50,904         --            --           --              1
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....      24,919      49,907         --            --           --            297
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....      22,630      63,288         --            --           --             84
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......       1,470       1,978         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....          --       1,867         --            --           --            771
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....          --       2,312         --            --           --          1,107
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...       1,619         318         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....          --         470         --            --           --            893
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....          --       1,513         --            --           --            241
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...          --          52         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....           5         195         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....          --          10         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...          --         193         --            --           --          2,227
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...          --          49         --            --           --             84
                             ---------    --------  ---------    ----------     --------        -------
Net investment income
 (expense)................    (196,505)   (134,546)  (182,198)    1,928,019       72,837         29,615
                             ---------    --------  ---------    ----------     --------        -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     835,674     267,812  1,822,264        51,898      377,234            565
   Change in unrealized
    appreciation
    (depreciation)........    (742,367)    186,834    537,936    (2,172,053)    (307,022)       (28,004)
   Capital gain
    distributions.........          --      11,005         --       624,055       79,353          6,544
                             ---------    --------  ---------    ----------     --------        -------
Net realized and
 unrealized gain (loss)
 on investments...........      93,307     465,651  2,360,200    (1,496,100)     149,565        (20,895)
                             ---------    --------  ---------    ----------     --------        -------
Increase (decrease) in
 net assets from
 operations...............   $(103,198)    331,105  2,178,002       431,919      222,402          8,720
                             =========    ========  =========    ==========     ========        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Scudder Variable Series II          Van Kampen Life Investment Trust
                           -------------------------------------------  ------------------------------
                              Scudder       SVS Dreman     SVS Dreman
                             Technology    High Return     Small Cap                        Emerging
                               Growth         Equity         Value         Comstock          Growth
                            Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                           Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                           -------------- -------------- -------------- ---------------  ---------------
                                   Year Ended December 31, 2005          Year Ended December 31, 2005
                           -------------------------------------------  ------------------------------
Income -- Ordinary
 dividends................      $  1            80             --            720,791           1,201
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....        --            --             --            164,696          23,718
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....        --            --             --             41,127             962
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....        10            --             --            360,773          64,433
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....        --            --             --            252,034          27,198
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....         5            85             38            321,818          34,861
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......        --            --             --             14,254             981
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....        --            --             --             12,867              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....        --            --             --              8,904              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...        --            --             --              1,053             915
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....        --            --             --              7,833              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....        --            --             --              4,262              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...        --            --             --                273              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..        --            --             --                 94              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....        --            --             --                780              26
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....        --            --             --                 18             293
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...        --            --             --                922              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...        --            --             --                175              --
                                ----           ---            ---         ----------        --------
Net investment income
 (expense)................       (14)           (5)           (38)          (471,092)       (152,186)
                                ----           ---            ---         ----------        --------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................        (1)           25              3          2,660,391         248,219
   Change in unrealized
    appreciation
    (depreciation)........        11           325            397         (2,637,338)        510,052
   Capital gain
    distributions.........        --            --             --          2,495,867              --
                                ----           ---            ---         ----------        --------
Net realized and
 unrealized gain (loss)
 on investments...........        10           350            400          2,518,920         758,271
                                ----           ---            ---         ----------        --------
Increase (decrease) in
 net assets from
 operations...............      $ (4)          345            362          2,047,828         606,085
                                ====           ===            ===         ==========        ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                      AIM Variable Insurance Funds
                                   -------------------------------------------------------------------
                                    AIM V.I. Aggressive       AIM V.I. Basic         AIM V.I. Blue
                                       Growth Fund --          Value Fund --          Chip Fund --
                                      Series I shares        Series II shares       Series I shares
                                   ---------------------  ----------------------  --------------------
                                         Year ended             Year ended             Year ended
                                        December 31,           December 31,           December 31,
                                   ---------------------  ----------------------  --------------------
                                      2005        2004       2005        2004        2005      2004
                                   ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................... $      (37)      (103)   (270,889)   (251,413)        14         --
   Net realized gain
     (loss) on
     investments..................        417      2,178     538,166     259,606         11         --
   Change in unrealized
     appreciation
     (depreciation) on
     investments..................         33        293     562,301   1,661,209         11         --
   Capital gain
     distributions................         --         --     183,038          --         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations...............        413      2,368   1,012,616   1,669,402         36         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums...................      2,411        150   4,694,252   9,832,637      3,723         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits...............         --         --     (30,246)    (49,625)        --         --
     Surrenders...................         --     (2,915) (1,394,131)   (712,366)        --         --
     Cost of insurance
       and
       administrative
       expense (note 4a)..........         --         --     (56,046)    (27,022)        --         --
     Capital
       contribution
       (withdrawal)...............         --         --          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account....................       (170)         6     305,498     890,236         94         --
     Transfers (to) from
       other subaccounts..........        144      2,394    (103,313)  3,649,695         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital transactions
         (note 5).................      2,385       (365)  3,416,014  13,583,555      3,817         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets......................      2,798      2,003   4,428,630  15,252,957      3,853         --
Net assets at beginning
  of year.........................      3,127      1,124  22,896,609   7,643,652         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
Net assets at end of
  period.......................... $    5,925      3,127  27,325,239  22,896,609      3,853         --
                                   ==========  =========  ==========  ==========  =========  =========
Changes in units (note
  5):
   Units purchased................      2,364      3,562     706,434   1,714,880        618
   Units redeemed.................     (2,130)    (3,306)   (440,343)   (648,158)      (306)
                                   ----------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004.....................        233        256     266,091   1,066,722        312
                                   ==========  =========  ==========  ==========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           AIM Variable Insurance Funds (continued)
                                             -------------------------------------------------------------------
                                                 AIM V.I. Capital       AIM V.I. Capital        AIM V.I. Core
                                               Appreciation Fund --    Development Fund --     Equity Fund --
                                                 Series I shares         Series I shares       Series I shares
                                             -----------------------  --------------------  --------------------
                                                    Year ended             Year ended            Year ended
                                                   December 31,           December 31,          December 31,
                                             -----------------------  --------------------  --------------------
                                                 2005        2004        2005       2004       2005       2004
                                             -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (333,254)   (345,082)       (85)      (139)         4         23
   Net realized gain (loss) on
     investments............................     504,651     272,017      1,291      3,510        344          1
   Change in unrealized appreciation
     (depreciation) on investments..........   1,339,965   1,163,768        240        586       (158)       269
   Capital gain distributions...............          --          --         --         --         --         --
                                             -----------  ----------  ---------  ---------  ---------  ---------
       Increase (decrease) in net
         assets from operations.............   1,511,362   1,090,703      1,446      3,957        190        293
                                             -----------  ----------  ---------  ---------  ---------  ---------
From capital transactions:
   Net premiums.............................     647,607   2,231,430        713         --        851         40
   Transfers (to) from the general
     account of Genworth Life & Annuity:
     Death benefits.........................     (74,197)    (58,757)        --         --         --         --
     Surrenders.............................  (1,636,968) (1,567,721)        --     (1,778)        --         --
     Cost of insurance and
       administrative expense (note 4a).....     (36,608)    (33,316)        --         --         --         --
     Capital contribution (withdrawal)......          --          --         --         --         --         --
     Transfers (to) from the Guarantee
       Account..............................      10,818     854,849       (519)         4         (1)         4
     Transfers (to) from other
       subaccounts..........................  (1,322,618) (1,080,962)     1,703      1,662     (3,610)     3,145
                                             -----------  ----------  ---------  ---------  ---------  ---------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (2,411,966)    345,523      1,897       (112)    (2,760)     3,189
                                             -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets...........    (900,604)  1,436,226      3,343      3,845     (2,570)     3,482
Net assets at beginning of year.............  23,539,371  22,103,145      8,984      5,139      4,880      1,398
                                             -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of period................. $22,638,767  23,539,371     12,327      8,984      2,310      4,880
                                             ===========  ==========  =========  =========  =========  =========
Changes in units (note 5):
   Units purchased..........................     274,346     779,652      1,491      2,222        127        432
   Units redeemed...........................    (634,170)   (825,819)    (1,289)    (1,956)      (469)        (1)
                                             -----------  ----------  ---------  ---------  ---------  ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2005 and 2004.............    (359,824)    (46,167)       202        266       (342)       431
                                             ===========  ==========  =========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------------------
                              AIM V.I. Government                              AIM V.I. International
                              Securities Fund --      AIM V.I. Growth Fund -- Growth Fund -- Series II
                               Series I shares            Series I shares              shares
                              ----------------------  ----------------------  ------------------------
                                                                                           Period from
                                                                                           November 15,
                              Year ended December 31, Year ended December 31,  Year ended    2004 to
                              ----------------------  ----------------------  December 31, December 31,
                                2005        2004         2005        2004         2005         2004
                               -------     --------   ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    82         (332)     (153,698)   (165,531)     (19,954)     1,035
   Net realized gain
     (loss) on
     investments.............      (1)      (3,108)      147,484      19,980      189,271        555
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (65)       7,321       528,315     799,135    1,131,489     12,878
   Capital gain
     distributions...........      --           --            --          --           --         --
                               -------     --------   ----------  ----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         operations..........      16        3,881       522,101     653,584    1,300,806     14,468
                               -------     --------   ----------  ----------   ----------    -------
From capital
  transactions:
   Net premiums..............     240           40        20,553     125,034    3,796,929    227,257
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --           --      (109,689)   (200,972)     (22,690)        --
     Surrenders..............      --     (425,695)     (726,238) (1,009,257)    (665,383)    (2,979)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --           --       (15,022)    (15,968)     (10,761)       (52)
     Capital
       contribution
       (withdrawal)..........      --           --            --          --           --         --
     Transfers (to) from
       the Guarantee
       Account...............      (0)          23        51,785     307,012      616,622     11,616
     Transfers (to) from
       other subaccounts.....   8,482      (10,094)      483,906    (102,755)   7,622,304    264,330
                               -------     --------   ----------  ----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   8,722     (435,726)     (294,705)   (896,906)  11,337,021    500,172
                               -------     --------   ----------  ----------   ----------    -------
Increase (decrease) in
  net assets.................   8,738     (431,845)      227,396    (243,322)  12,637,827    514,640
Net assets at beginning
  of year....................   2,957      434,802    10,692,611  10,935,933      514,640         --
                               -------     --------   ----------  ----------   ----------    -------
Net assets at end of
  period..................... $11,695        2,957    10,920,007  10,692,611   13,152,467    514,640
                               =======     ========   ==========  ==========   ==========    =======
Changes in units (note
  5):
   Units purchased...........     706        7,701       303,526     383,850    1,555,291     58,143
   Units redeemed............      (2)     (43,543)     (410,485)   (581,601)    (531,797)    (9,712)
                               -------     --------   ----------  ----------   ----------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     704      (35,842)     (106,960)   (197,751)   1,023,494     48,431
                               =======     ========   ==========  ==========   ==========    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------
                                  AIM V.I. Premier       AIM V.I. Real       AIM V.I.
                                   Equity Fund --       Estate Fund --   Technology Fund --
                                  Series I shares      Series II shares  Series I shares
                              -----------------------  ----------------- -----------------
                                     Year ended           Period from       Year ended
                                    December 31,       April 29, 2005 to   December 31,
                              -----------------------    December 31,    -----------------
                                  2005        2004           2005         2005     2004
                              -----------  ----------  ----------------- -----   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (223,933)   (374,838)         136         (67)      (164)
   Net realized gain
     (loss) on
     investments.............      49,093    (522,564)          --          --      4,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,283,226   2,089,583         (107)        198        647
   Capital gain
     distributions...........          --          --          109          --         --
                              -----------  ----------        -----       -----   --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,108,386   1,192,181          138         131      5,317
                              -----------  ----------        -----       -----   --------
From capital
  transactions:
   Net premiums..............     590,409   1,022,696           --          --         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (143,171)   (423,186)          --          --         --
     Surrenders..............  (2,722,205) (2,667,999)          --          --   (110,333)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (47,988)    (51,217)          --          --         --
     Capital
       contribution
       (withdrawal)..........          --          --           --          --         --
     Transfers (to) from
       the Guarantee
       Account...............       8,158    (149,589)       6,626           1         (1)
     Transfers (to) from
       other subaccounts.....  (1,764,187) (2,307,363)         227          --         --
                              -----------  ----------        -----       -----   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,078,984) (4,576,658)       6,853           1   (110,334)
                              -----------  ----------        -----       -----   --------
Increase (decrease) in
  net assets.................  (2,970,598) (3,384,477)       6,991         132   (105,017)
Net assets at beginning
  of year....................  32,405,711  35,790,188           --       9,331    114,348
                              -----------  ----------        -----       -----   --------
Net assets at end of
  period..................... $29,435,113  32,405,711        6,991       9,463      9,331
                              ===========  ==========        =====       =====   ========
Changes in units (note
  5):
   Units purchased...........     273,126     535,850          608          --         --
   Units redeemed............    (882,808) (1,276,655)          --          --    (36,717)
                              -----------  ----------        -----       -----   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (609,682)   (740,805)         608          --    (36,717)
                              ===========  ==========        =====       =====   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM Variable
                              Insurance Funds
                               (continued)                     The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended
                               December 31,       Year ended December 31,     Year ended December 31,
                              -----------------  --------------------------  --------------------------
                               2005      2004        2005          2004          2005          2004
                               ------    -----   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   39       46     (1,362,096)   (1,987,066)   (1,071,871)   (1,146,810)
   Net realized gain
     (loss) on
     investments.............      6        2     (6,701,040)  (12,934,583)    4,431,894      (724,311)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    286      367     18,488,198    19,195,753     6,942,929    12,329,829
   Capital gain
     distributions...........     --       --             --            --            --            --
                               ------    -----   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    331      415     10,425,062     4,274,104    10,302,952    10,458,708
                               ------    -----   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --       --        262,915       269,040       174,060       131,131
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     --       --       (744,310)   (1,694,282)     (485,874)     (724,553)
     Surrenders..............     --       --    (18,944,734)  (16,986,628)  (10,806,878)  (10,792,925)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --       (139,215)     (176,239)      (85,830)      (99,475)
     Capital
       contribution
       (withdrawal)..........     --       --             --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      (2)      (669,945)     (692,064)     (304,119)      833,929
     Transfers (to) from
       other subaccounts.....  4,350       --    (11,177,445)  (10,366,565)   (3,705,560)   (1,045,438)
                               ------    -----   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  4,349       (2)   (31,412,734)  (29,646,738)  (15,214,201)  (11,697,331)
                               ------    -----   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  4,680      413    (20,987,672)  (25,372,634)   (4,911,249)   (1,238,623)
Net assets at beginning
  of year....................  2,165    1,752    127,649,017   153,021,651    80,359,220    81,597,843
                               ------    -----   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $6,845    2,165    106,661,345   127,649,017    75,447,971    80,359,220
                               ======    =====   ===========   ===========   ===========   ===========
Changes in units (note
  5):
   Units purchased...........    504       --      1,149,784     1,615,370     2,325,357     4,374,328
   Units redeemed............     --       --     (3,647,286)   (4,081,099)   (3,891,731)   (5,807,964)
                               ------    -----   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    504       --     (2,497,503)   (2,465,729)   (1,566,375)   (1,433,636)
                               ======    =====   ===========   ===========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                                 ---------------------------------------------------------------------------
                                 AllianceBernstein Global AllianceBernstein Growth      AllianceBernstein
                                       Technology                and Income            International Value
                                  Portfolio -- Class B      Portfolio -- Class B      Portfolio -- Class B
                                 -----------------------  ------------------------  ------------------------
                                                                                                 Period from
                                                                                                 November 15,
                                 Year ended December 31,   Year ended December 31,   Year ended    2004 to
                                 -----------------------  ------------------------  December 31, December 31,
                                    2005         2004         2005         2004         2005         2004
                                 ----------   ---------   -----------  -----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (55,977)    (53,528)     (497,489)  (1,436,767)     (70,033)      (778)
   Net realized gain
     (loss) on
     investments................     66,816      50,732     6,448,306    4,781,889      199,500        378
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     45,931     175,844      (741,504)  12,527,216    1,911,172     24,134
   Capital gain
     distributions..............         --          --            --           --       98,510         --
                                 ----------   ---------   -----------  -----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         operations.............     56,770     173,048     5,209,313   15,872,338    2,139,149     23,734
                                 ----------   ---------   -----------  -----------   ----------    -------
From capital
  transactions:
   Net premiums.................    657,946   1,383,858     8,814,922   15,496,280    5,886,434    238,131
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............         --      (8,005)   (1,118,494)  (1,876,764)     (27,862)        --
     Surrenders.................   (276,835)   (208,183)  (15,385,823) (12,949,292)    (414,055)      (184)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (9,929)     (6,119)     (304,535)    (265,649)     (21,024)        (6)
     Capital
       contribution
       (withdrawal).............         --          --            --           --           --         --
     Transfers (to) from
       the Guarantee
       Account..................     17,166     190,808       780,453    3,314,456    1,249,640     14,622
     Transfers (to) from
       other subaccounts........   (531,440)    (94,060)   (6,044,973)   3,280,970   12,484,657    360,567
                                 ----------   ---------   -----------  -----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   (143,092)  1,258,299   (13,258,450)   7,000,001   19,157,790    613,130
                                 ----------   ---------   -----------  -----------   ----------    -------
Increase (decrease) in
  net assets....................    (86,322)  1,431,347    (8,049,137)  22,872,339   21,296,939    636,864
Net assets at beginning
  of year.......................  4,153,153   2,721,806   188,514,627  165,642,288      636,864         --
                                 ----------   ---------   -----------  -----------   ----------    -------
Net assets at end of
  period........................ $4,066,831   4,153,153   180,465,490  188,514,627   21,933,803    636,864
                                 ==========   =========   ===========  ===========   ==========    =======
Changes in units (note
  5):
   Units purchased..............    122,908     351,579     2,746,446    5,228,036    2,417,169     63,756
   Units redeemed...............   (134,747)   (253,236)   (3,917,980)  (4,704,524)    (655,981)    (3,320)
                                 ----------   ---------   -----------  -----------   ----------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (11,839)     98,343    (1,171,533)     523,512    1,761,188     60,436
                                 ==========   =========   ===========  ===========   ==========    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              ----------------------------------------------------------------
                              AllianceBernstein Large Cap       AllianceBernstein Small Cap
                              Growth Portfolio -- Class B       Growth Portfolio -- Class B
                              --------------------------------  ------------------------------
                              Year ended December 31,           Year ended December 31,
                              --------------------------------  ------------------------------
                                  2005             2004            2005            2004
                                -----------       ----------      ----------      ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (494,351)        (469,861)       (124,808)       (133,097)
   Net realized gain
     (loss) on
     investments.............     497,461         (353,613)        826,873         467,078
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,910,014        2,832,762        (711,171)        833,062
   Capital gain
     distributions...........          --               --              --              --
                                -----------       ----------      ----------      ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,913,124        2,009,288          (9,106)      1,167,043
                                -----------       ----------      ----------      ----------
From capital
  transactions:
   Net premiums..............   1,932,759        2,709,932          41,213         327,474
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........    (169,768)        (264,194)        (50,947)        (41,853)
     Surrenders..............  (2,152,300)      (1,760,661)       (696,728)       (880,021)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (55,967)         (45,978)        (10,459)        (10,992)
     Capital
       contribution
       (withdrawal)..........          --               --              --              --
     Transfers (to) from
       the Guarantee
       Account...............     (47,453)         (19,928)         85,128         (73,989)
     Transfers (to) from
       other subaccounts.....    (764,669)         107,680      (2,547,923)      1,566,248
                                -----------       ----------      ----------      ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,257,398)         726,851      (3,179,716)        886,867
                                -----------       ----------      ----------      ----------
Increase (decrease) in
  net assets.................   2,655,726        2,736,139      (3,188,822)      2,053,910
Net assets at beginning
  of year....................  32,417,744       29,681,605      10,540,524       8,486,614
                                -----------       ----------      ----------      ----------
Net assets at end of
  period..................... $35,073,470       32,417,744       7,351,702      10,540,524
                                ===========       ==========      ==========      ==========
Changes in units (note
  5):
   Units purchased...........   1,012,698        1,129,061         404,158         542,870
   Units redeemed............  (1,309,814)      (1,153,125)       (799,870)       (428,544)
                                -----------       ----------      ----------      ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (297,116)         (24,064)       (395,711)        114,326
                                ===========       ==========      ==========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              American Century Variable Portfolios, Inc.
                              ----------------------------------------------
                                VP Income & Growth      VP International
                                 Fund -- Class I        Fund -- Class I
                              ---------------------   -----------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   -----------------------
                                 2005         2004       2005        2004
                              ----------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     (118)         (1)        (1)          --
   Net realized gain
     (loss) on
     investments.............         32         215         --           --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,290         131         22           --
   Capital gain
     distributions...........         --          --         --           --
                              ----------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,204         345         21           --
                              ----------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     34,305         255         --           --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........         --          --         --           --
     Surrenders..............       (141)         --         --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (10)        (11)        --           --
     Capital
       contribution
       (withdrawal)..........         --          --         --           --
     Transfers (to) from
       the Guarantee
       Account...............      1,437          --        907           --
     Transfers (to) from
       other subaccounts.....         --        (349)        31           --
                              ----------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     35,591        (105)       938           --
                              ----------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     36,795         240        959           --
Net assets at beginning
  of year....................      3,340       3,100         --           --
                              ----------   ---------   ---------   ---------
Net assets at end of
  period..................... $   40,135       3,340        959           --
                              ==========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      2,598          61         60           --
   Units redeemed............        (14)        (69)        --           --
                              ----------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      2,583          (8)        60           --
                              ==========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              American Century Variable
                               American Century Variable Portfolios, Inc.        Portfolios II, Inc.
                              ---------------------------------------------   -------------------------
                                   VP Ultra(R)              VP Value           VP Inflation Protection
                                 Fund -- Class I         Fund -- Class I          Fund -- Class II
                              ---------------------   ----------------------  -------------------------
                                                                                     Period from
                              Year ended December 31, Year ended December 31,     April 29, 2005 to
                              ---------------------   ----------------------        December 31,
                                 2005         2004       2005        2004               2005
                              ----------   ---------  ---------   ---------   -------------------------
Increase (decrease) in
  net assets
From operations:.............
   Net investment income
     (expense)............... $     (223)        (48)       828        (159)             29,888
   Net realized gain
     (loss) on
     investments.............        190         763          5           1              (8,539)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      2,269         (80)      (855)      1,411             (19,961)
   Capital gain
     distributions...........         --          --        745          --                  --
                              ----------   ---------  ---------   ---------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........      2,236         635        723       1,253               1,388
                              ----------   ---------  ---------   ---------           ---------
From capital
  transactions:
   Net premiums..............     40,344       1,439         --      15,487             936,642
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........         --          --         --          --                  --
     Surrenders..............         --          --         --          --             (56,115)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (20)        (20)        --          --                (496)
     Capital
       contribution
       (withdrawal)..........         --          --         --          --                  --
     Transfers (to) from
       the Guarantee
       Account...............       (115)       (135)    13,251         172              76,506
     Transfers (to) from
       other subaccounts.....     (1,804)         --      2,947          --             735,177
                              ----------   ---------  ---------   ---------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     38,405       1,284     16,198      15,659           1,691,714
                              ----------   ---------  ---------   ---------           ---------
Increase (decrease) in
  net assets.................     40,641       1,919     16,921      16,912           1,693,102
Net assets at beginning
  of year....................      3,330       1,411     16,912          --                  --
                              ----------   ---------  ---------   ---------           ---------
Net assets at end of
  period..................... $   43,971       3,330     33,833      16,912           1,693,102
                              ==========   =========  =========   =========           =========
Changes in units (note
  5):
   Units purchased...........      3,988       5,071      1,127       1,208             236,707
   Units redeemed............       (303)     (4,932)        --          --             (66,621)
                              ----------   ---------  ---------   ---------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      3,685         139      1,127       1,208             170,086
                              ==========   =========  =========   =========           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           Dreyfus
                              ---------------------------------------------------------------------
                                Dreyfus Investment      Dreyfus Variable      The Dreyfus Socially
                               Portfolios -- MidCap        Investment          Responsible Growth
                                Stock Portfolio --        Fund -- Money           Fund, Inc. --
                                  Initial Shares        Market Portfolio         Initial Shares
                              ---------------------   ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ---------------------   ----------------------  ----------------------
                                 2005         2004       2005        2004        2005        2004
                              ----------   ---------  ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $      (96)        (13)       957          (5)    (84,596)    (65,582)
   Net realized gain
     (loss) on
     investments.............        121           1         --          --     (67,354)   (105,537)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,481         114         --          --     257,570     424,759
   Capital gain
     distributions...........          6          32         --          --          --          --
                              ----------   ---------  ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,512         134        957          (5)    105,620     253,640
                              ----------   ---------  ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     33,964       1,206    109,776          22       6,433      44,295
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --         --          --          --     (80,013)
     Surrenders..............         --          --     (5,621)         --    (192,416)   (229,038)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (15)        (14)       (91)         --     (15,624)    (15,727)
     Capital
       contribution
       (withdrawal)..........         --          --         --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............        118          73      1,292          (1)    (17,112)     14,056
     Transfers (to) from
       other subaccounts.....     (6,123)         --     (9,466)     24,253    (166,944)    (87,046)
                              ----------   ---------  ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     27,944       1,265     95,890      24,274    (385,663)   (353,473)
                              ----------   ---------  ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     29,456       1,399     96,847      24,269    (280,043)    (99,833)
Net assets at beginning
  of year....................      1,399          --     24,269          --   5,815,101   5,914,934
                              ----------   ---------  ---------   ---------   ---------   ---------
Net assets at end of
  period..................... $   30,855       1,399    121,116      24,269   5,535,058   5,815,101
                              ==========   =========  =========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      2,118          99     10,280       2,477      20,143      35,783
   Units redeemed............         --          (1)      (635)         --     (83,360)    (97,591)
                              ----------   ---------  ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      2,118          98      9,645       2,477     (63,217)    (61,808)
                              ==========   =========  =========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Eaton Vance Variable Trust
                              --------------------------------------------------------------------
                              VT Floating -- Rate Income   VT Income Fund     VT Worldwide Health
                                        Fund                 of Boston           Sciences Fund
                              -------------------------  ------------------ ----------------------
                                                            Period from
                              Year ended December 31,    January 1, 2004 to Year ended December 31,
                              -------------------------     December 15,    ----------------------
                                  2005         2004             2004           2005        2004
                              -----------   ----------   ------------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,116,060      300,485            114         (165,292)   (138,994)
   Net realized gain
     (loss) on
     investments.............      14,914       29,059          2,656          149,110      77,914
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (108,648)       9,073         (2,765)         713,062     391,786
   Capital gain
     distributions...........          --           --             --               --          --
                              -----------   ----------        -------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,022,326      338,617              5          696,880     330,706
                              -----------   ----------        -------       ----------  ----------
From capital
  transactions:
   Net premiums..............  11,238,737   16,948,588         46,615        1,368,961   3,237,082
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (48,791)     (10,478)            --          (21,074)    (96,777)
     Surrenders..............  (2,673,215)  (1,076,321)            --       (1,050,085)   (696,109)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (71,989)     (25,054)           (91)         (27,300)    (18,151)
     Capital
       contribution
       (withdrawal)..........          --           --             --               --          --
     Transfers (to) from
       the Guarantee
       Account...............     917,396      754,742        (46,064)         499,631   1,171,072
     Transfers (to) from
       other subaccounts.....   3,511,991    4,606,290        (24,197)         210,975    (197,959)
                              -----------   ----------        -------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,874,129   21,197,767        (23,737)         981,108   3,399,158
                              -----------   ----------        -------       ----------  ----------
Increase (decrease) in
  net assets.................  13,896,455   21,536,384        (23,732)       1,677,988   3,729,864
Net assets at beginning
  of year....................  31,118,452    9,582,068         23,732       10,281,099   6,551,235
                              -----------   ----------        -------       ----------  ----------
Net assets at end of
  period..................... $45,014,907   31,118,452             --       11,959,087  10,281,099
                              ===========   ==========        =======       ==========  ==========
Changes in units (note
  5):
   Units purchased...........   3,637,086    4,011,467         20,159          349,636     646,837
   Units redeemed............  (2,377,957)  (1,919,695)       (22,293)        (263,210)   (369,392)
                              -----------   ----------        -------       ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,259,129    2,091,772         (2,134)          86,427     277,445
                              ===========   ==========        =======       ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Evergreen Variable Annuity Trust FAM Variable Series Fund, Inc.
                              -------------------------------  -----------------------------
                                    Evergreen VA Omega            Mercury Basic Value V.I.
                                     Fund -- Class 2              Fund -- Class III Shares
                              -------------------------------  -----------------------------
                                               Period from                     Period from
                               Year ended   April 30, 2004 to   Year ended  April 30, 2004 to
                              December 31,    December 31,     December 31,   December 31,
                                  2005            2004             2005           2004
                              ------------  -----------------  ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (5,131)           (656)         398,057          14,978
   Net realized gain
     (loss) on
     investments.............      2,458              95           22,777           7,850
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     23,260          11,558         (309,362)        145,944
   Capital gain
     distributions...........         --              --            4,124           3,945
                                --------         -------        ---------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........     20,587          10,997          115,596         172,717
                                --------         -------        ---------       ---------
From capital
  transactions:
   Net premiums..............    300,844          86,208        2,463,321       1,554,556
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --              --          (41,486)             --
     Surrenders..............        (32)             --          (28,648)         (8,531)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (445)            (78)         (10,210)           (509)
     Capital
       contribution
       (withdrawal)..........         --              --               --              --
     Transfers (to) from
       the Guarantee
       Account...............        771            (128)         191,026           5,595
     Transfers (to) from
       other subaccounts.....     14,827          51,645          405,153         912,342
                                --------         -------        ---------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    315,965         137,647        2,979,156       2,463,453
                                --------         -------        ---------       ---------
Increase (decrease) in
  net assets.................    336,552         148,644        3,094,752       2,636,170
Net assets at beginning
  of year....................    148,644              --        2,636,170              --
                                --------         -------        ---------       ---------
Net assets at end of
  period.....................   $485,196         148,644        5,730,922       2,636,170
                                ========         =======        =========       =========
Changes in units (note
  5):
   Units purchased...........     64,176          14,231          358,035         334,427
   Units redeemed............    (33,379)           (227)         (76,519)        (91,856)
                                --------         -------        ---------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     30,797          14,004          281,516         242,571
                                ========         =======        =========       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      FAM Variable Series Fund, Inc. (continued)
                              ------------------------------------------------------------------------------------------
                                Mercury Global Allocation      Mercury Large Cap Growth     Mercury Value Opportunities
                              V.I. Fund -- Class III Shares V.I. Fund -- Class III Shares  V.I. Fund -- Class III Shares
                              ----------------------------- -----------------------------  -----------------------------
                                       Period from                          Period from                    Period from
                                    April 29, 2005 to        Year ended  April 30, 2004 to  Year ended  April 30, 2004 to
                                      December 31,          December 31,   December 31,    December 31,   December 31,
                                          2005                  2005           2004            2005           2004
                              ----------------------------- ------------ ----------------- ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............          $   15,248              (12,519)        (2,197)       1,620,169         89,749
   Net realized gain
     (loss) on
     investments.............              10,691               19,685         18,187         (100,569)         6,673
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............              23,281               80,757         34,315       (1,236,615)      (242,448)
   Capital gain
     distributions...........                  --                   --             --           75,066        254,217
                                       ----------            ---------        -------       ----------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........              49,220               87,923         50,305          358,051        108,191
                                       ----------            ---------        -------       ----------      ---------
From capital
  transactions:
   Net premiums..............             883,033              519,162        244,820        1,492,253        704,302
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........                  --                   --             --           (6,575)            --
     Surrenders..............             (49,538)             (20,191)        (3,347)        (153,990)        (2,412)
     Cost of insurance
       and
       administrative
       expense (note 4a).....                (235)                (623)          (319)          (4,254)          (532)
     Capital
       contribution
       (withdrawal)..........                  --                   --             --               --             --
     Transfers (to) from
       the Guarantee
       Account...............              67,881               71,443         10,141          190,194         21,461
     Transfers (to) from
       other subaccounts.....              72,197              196,658         74,467        1,312,694        519,413
                                       ----------            ---------        -------       ----------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............             973,338              766,449        325,762        2,830,322      1,242,232
                                       ----------            ---------        -------       ----------      ---------
Increase (decrease) in
  net assets.................           1,022,558              854,372        376,067        3,188,373      1,350,423
Net assets at beginning
  of year....................                  --              376,067             --        1,350,423             --
                                       ----------            ---------        -------       ----------      ---------
Net assets at end of
  period.....................          $1,022,558            1,230,439        376,067        4,538,796      1,350,423
                                       ==========            =========        =======       ==========      =========
Changes in units (note
  5):
   Units purchased...........             150,309               94,925         72,923          369,677        166,058
   Units redeemed............             (57,820)             (25,334)       (38,276)        (115,418)       (45,553)
                                       ----------            ---------        -------       ----------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................              92,489               69,591         34,647          254,259        120,505
                                       ==========            =========        =======       ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Federated Insurance Series
                              ---------------------------------------------------------------------------
                              Federated American Leaders    Federated Capital    Federated High Income Bond
                              Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005          2004
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     93,085       11,297     867,002     771,884    4,120,774     3,876,444
   Net realized gain
     (loss) on
     investments.............    1,740,378      882,003  (1,039,610) (1,992,815)      62,330     1,315,990
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (56,061)   4,091,002   1,123,993   3,116,621   (3,602,471)      353,421
   Capital gain
     distributions...........           --           --          --          --           --            --
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    1,777,402    4,984,302     951,385   1,895,690      580,633     5,545,855
                              ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............       69,770      131,637      28,094     150,996      138,168       201,129
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (474,359)    (567,275)   (323,560)   (403,703)    (540,406)   (1,200,429)
     Surrenders..............  (10,875,908) (10,610,294) (3,782,777) (3,521,393) (10,448,785)   (9,247,078)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (70,356)     (83,065)    (25,530)    (29,416)     (58,810)      (68,011)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     (323,507)    (316,148)   (115,979)   (247,214)      83,720    (2,056,410)
     Transfers (to) from
       other subaccounts.....   (2,345,251)    (490,751) (1,258,338)    155,172   (6,187,760)   (1,777,984)
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,019,611) (11,935,896) (5,478,090) (3,895,558) (17,013,873)  (14,148,783)
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  (12,242,209)  (6,951,594) (4,526,705) (1,999,868) (16,433,240)   (8,602,928)
Net assets at beginning
  of year....................   64,074,635   71,026,229  24,117,109  26,116,977   67,286,526    75,889,454
                              ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period..................... $ 51,832,426   64,074,635  19,590,404  24,117,109   50,853,286    67,286,526
                              ============  ===========  ==========  ==========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........      284,866      662,830     177,943     551,051    1,584,822     3,789,250
   Units redeemed............   (1,190,947)  (1,445,274)   (636,138)   (877,603)  (2,694,324)   (4,831,429)
                              ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (906,081)    (782,444)   (458,195)   (326,552)  (1,109,502)   (1,042,179)
                              ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,
                              -------------------------  ------------------------
                                  2005         2004         2005         2004
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,820,681    2,183,501     (550,204)    (345,291)
   Net realized gain
     (loss) on
     investments.............     145,595    1,133,610    1,557,737      374,520
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,731,051)     117,795    2,466,498    3,214,996
   Capital gain
     distributions...........          --           --       43,578           --
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     235,225    3,434,906    3,517,609    3,244,225
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   3,325,266    6,264,410    8,324,896   11,720,320
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (353,470)    (358,979)     (40,612)     (23,701)
     Surrenders..............  (3,264,213)  (3,259,722)  (1,930,162)  (1,054,850)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (79,815)     (69,237)    (101,313)     (52,165)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,430,203      456,203    1,242,983    2,879,100
     Transfers (to) from
       other subaccounts.....  (7,670,475)  (3,512,169)    (897,172)   1,390,491
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,612,504)    (479,494)   6,598,620   14,859,195
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................  (5,377,279)   2,955,412   10,116,229   18,103,420
Net assets at beginning
  of year....................  46,277,945   43,322,533   31,956,120   13,852,700
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $40,900,666   46,277,945   42,072,349   31,956,120
                              ===========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........   2,039,529    4,191,124    1,441,428    2,100,077
   Units redeemed............  (2,480,548)  (4,218,329)  (1,000,131)    (984,005)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (441,019)     (27,205)     441,296    1,116,072
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                VIP Asset Manager/SM/        VIP Asset Manager/SM/          VIP Contrafund(R)
                              Portfolio -- Initial Class  Portfolio -- Service Class 2  Portfolio -- Initial Class
                              -------------------------  -----------------------------  ------------------------
                                                                         Period from
                               Year ended December 31,    Year ended  April 30, 2004 to  Year ended December 31,
                              -------------------------  December 31,   December 31,    ------------------------
                                  2005          2004         2005           2004            2005          2004
                              ------------  -----------  ------------ ----------------- -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,640,821    3,029,183      (15,531)       (30,095)     (4,182,115)   (3,803,116)
   Net realized gain
     (loss) on
     investments.............   (1,188,077)  (2,161,980)      48,475         11,006      22,358,980    10,698,264
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,185,790    6,367,899      431,132        263,953      34,998,283    38,876,525
   Capital gain
     distributions...........           --           --           --             --              --            --
                              ------------  -----------   ----------      ---------     -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,638,534    7,235,102      464,076        244,864      53,175,148    45,771,673
                              ------------  -----------   ----------      ---------     -----------   -----------
From capital
  transactions:
   Net premiums..............      555,729      697,168   10,641,733      5,133,748         509,087       608,392
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,145,409)  (1,821,524)          --             --      (2,435,860)   (2,646,978)
     Surrenders..............  (29,939,793) (29,837,433)    (381,612)       (18,497)    (60,296,284)  (48,594,360)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (162,094)    (219,829)      (9,909)          (673)       (408,311)     (404,660)
     Capital
       contribution
       (withdrawal)..........           --           --           --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............     (425,994)     110,414      390,289        104,106        (207,877)     (496,033)
     Transfers (to) from
       other subaccounts.....   (3,973,838)  (1,078,351)     613,158        904,360      31,639,685    33,137,154
                              ------------  -----------   ----------      ---------     -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (36,091,399) (32,149,555)  11,253,659      6,123,044     (31,199,560)  (18,396,485)
                              ------------  -----------   ----------      ---------     -----------   -----------
Increase (decrease) in
  net assets.................  (32,452,865) (24,914,453)  11,717,735      6,367,908      21,975,588    27,375,188
Net assets at beginning
  of year....................  177,877,522  202,791,975    6,367,908             --     373,172,964   345,797,776
                              ------------  -----------   ----------      ---------     -----------   -----------
Net assets at end of
  period..................... $145,424,657  177,877,522   18,085,643      6,367,908     395,148,552   373,172,964
                              ============  ===========   ==========      =========     ===========   ===========
Changes in units (note
  5):
   Units purchased...........      325,641      948,203    1,435,592        765,627       4,329,736     4,758,363
   Units redeemed............   (1,703,032)  (2,161,878)    (332,291)      (149,642)     (4,997,098)   (5,034,009)
                              ------------  -----------   ----------      ---------     -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,377,391)  (1,213,675)   1,103,301        615,985        (667,363)     (275,646)
                              ============  ===========   ==========      =========     ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                          VIP Dynamic Capital
                                  VIP Contrafund(R)          Appreciation            VIP Equity-Income
                                 Portfolio -- Service    Portfolio -- Service      Portfolio -- Initial
                                       Class 2                  Class 2                    Class
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005         2004
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,169,092)  (1,394,934)   (28,661)    (14,499)    2,982,352      944,771
   Net realized gain
     (loss) on
     investments.............    7,957,261    3,696,239     35,662     (27,650)   11,508,470   10,072,206
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   16,467,459   11,237,102    318,421      64,853   (12,423,503)  26,836,303
   Capital gain
     distributions...........           --           --         --          --    12,864,072    1,644,721
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   22,255,628   13,538,407    325,422      22,704    14,931,391   39,498,001
                              ------------  -----------  ---------   ---------   -----------  -----------
From capital
  transactions:
   Net premiums..............   19,465,047   22,142,082    486,861     700,675       526,769    1,084,487
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (809,243)    (702,164)        --          --    (5,998,093)  (4,359,042)
     Surrenders..............  (10,331,527)  (6,196,593)   (64,633)    (12,840)  (68,276,641) (72,411,463)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (275,112)    (157,659)    (3,902)     (2,145)     (385,125)    (465,690)
     Capital
       contribution
       (withdrawal)..........           --           --         --          --            --           --
     Transfers (to) from
       the Guarantee
       Account...............    3,383,885    3,303,599    174,793     223,076    (1,665,644)  (1,576,117)
     Transfers (to) from
       other subaccounts.....   27,002,705   10,804,623  1,516,937     189,423    (2,254,131)  13,154,826
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   38,435,755   29,193,888  2,110,056   1,098,189   (78,052,865) (64,572,999)
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets.................   60,691,383   42,732,295  2,435,478   1,120,893   (63,121,474) (25,074,998)
Net assets at beginning
  of year....................  126,138,642   83,406,347  1,348,092     227,199   424,070,154  449,145,152
                              ------------  -----------  ---------   ---------   -----------  -----------
Net assets at end of
  period..................... $186,830,025  126,138,642  3,783,570   1,348,092   360,948,680  424,070,154
                              ============  ===========  =========   =========   ===========  ===========
Changes in units (note
  5):
   Units purchased...........    6,849,673    5,535,020    195,452     194,919     2,088,567    3,359,958
   Units redeemed............   (3,648,508)  (2,893,228)   (39,593)    (97,965)   (4,271,978)  (4,536,834)
                              ------------  -----------  ---------   ---------   -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    3,201,165    2,641,792    155,860      96,954    (2,183,411)  (1,176,876)
                              ============  ===========  =========   =========   ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------------------------
                                  VIP Equity-Income           VIP Growth & Income       VIP Growth & Income
                              Portfolio -- Service Class 2 Portfolio -- Initial Class Portfolio -- Service Class 2
                              ---------------------------  ------------------------   ---------------------------
                               Year ended December 31,      Year ended December 31,   Year ended December 31,
                              ---------------------------  ------------------------   ---------------------------
                                  2005           2004          2005          2004        2005           2004
                              ------------   -----------   -----------   -----------   ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    377,371      (279,674)      143,622      (549,260)    (67,180)      (256,742)
   Net realized gain
     (loss) on
     investments.............    3,223,975     3,210,895       488,264      (980,512)    611,883        441,612
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,554,282)    8,163,170     3,856,306     5,389,008   1,213,222      1,063,556
   Capital gain
     distributions...........    4,212,963       414,136            --            --          --             --
                              ------------   -----------   -----------   -----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,260,027    11,508,527     4,488,192     3,859,236   1,757,925      1,248,426
                              ------------   -----------   -----------   -----------   ----------     ----------
From capital
  transactions:
   Net premiums..............    9,303,741    18,191,601        53,696       204,188   1,808,946      4,800,476
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,162,669)     (901,347)     (623,581)   (1,032,251)   (155,306)      (141,073)
     Surrenders..............   (8,738,237)   (7,556,642)  (14,429,389)  (11,612,233) (2,579,616)    (1,991,089)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (238,289)     (182,225)     (116,188)     (140,605)    (62,234)       (50,575)
     Capital
       contribution
       (withdrawal)..........           --            --            --            --          --             --
     Transfers (to) from
       the Guarantee
       Account...............    1,655,280     3,201,191      (983,407)     (233,086)     70,697        473,528
     Transfers (to) from
       other subaccounts.....     (586,942)    4,428,264    (4,909,204)      688,339  (1,326,025)      (229,427)
                              ------------   -----------   -----------   -----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      232,884    17,180,842   (21,008,073)  (12,125,648) (2,243,538)     2,861,840
                              ------------   -----------   -----------   -----------   ----------     ----------
Increase (decrease) in
  net assets.................    5,492,911    28,689,369   (16,519,881)   (8,266,412)   (485,613)     4,110,266
Net assets at beginning
  of year....................  135,376,766   106,687,397    96,756,254   105,022,666  32,926,659     28,816,393
                              ------------   -----------   -----------   -----------   ----------     ----------
Net assets at end of
  period..................... $140,869,677   135,376,766    80,236,373    96,756,254  32,441,046     32,926,659
                              ============   ===========   ===========   ===========   ==========     ==========
Changes in units (note
  5):
   Units purchased...........    2,492,633     4,126,122       804,268     1,824,510     488,891      1,157,131
   Units redeemed............   (2,530,425)   (2,634,494)   (2,431,952)   (2,765,942)   (741,115)      (895,308)
                              ------------   -----------   -----------   -----------   ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      (37,792)    1,491,628    (1,627,684)     (941,432)   (252,224)       261,823
                              ============   ===========   ===========   ===========   ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                              VIP Growth Opportunities        VIP Growth               VIP Growth
                                Portfolio -- Initial     Portfolio -- Initial     Portfolio -- Service
                                       Class                     Class                   Class 2
                              -----------------------  ------------------------  ----------------------
                              Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -----------------------  ------------------------  ----------------------
                                  2005        2004         2005         2004        2005        2004
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (126,641)   (285,592)  (1,711,587)  (2,802,869)   (656,622)   (785,022)
   Net realized gain
     (loss) on
     investments.............    (300,072) (1,369,662)  (7,078,730) (12,943,731)    807,023     718,583
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,205,804   3,243,075   15,964,684   19,129,087   1,672,920     638,623
   Capital gain
     distributions...........          --          --           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,779,091   1,587,821    7,174,367    3,382,487   1,823,321     572,184
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      17,632     (63,459)     403,484      576,435   3,451,714   7,762,951
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (534,955)   (135,949)  (1,220,131)  (2,089,614)   (276,247)   (338,441)
     Surrenders..............  (4,548,551) (3,846,049) (33,326,326) (34,225,608) (4,241,790) (3,817,975)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (35,963)    (42,512)    (239,055)    (337,455)    (95,066)    (86,435)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (168,870)   (313,278)  (1,274,158)    (743,311)    182,574     159,632
     Transfers (to) from
       other subaccounts.....    (692,146) (2,646,463) (16,282,139) (11,060,545) (3,725,721) (3,219,581)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,962,853) (7,047,710) (51,938,325) (47,880,098) (4,704,536)    460,151
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (4,183,762) (5,459,889) (44,763,958) (44,497,611) (2,881,215)  1,032,335
Net assets at beginning
  of year....................  30,762,086  36,221,975  232,388,929  276,886,540  55,295,925  54,263,590
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,578,324  30,762,086  187,624,971  232,388,929  52,414,710  55,295,925
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     467,525     483,561      997,345    2,284,982   1,095,045   3,134,447
   Units redeemed............  (1,059,049) (1,234,238)  (3,545,779)  (4,576,850) (1,948,938) (3,337,101)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (591,525)   (750,677)  (2,548,435)  (2,291,868)   (853,893)   (202,654)
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------
                                 VIP Mid Cap                    VIP Mid Cap
                              Portfolio -- Initial Class Portfolio -- Service Class 2
                              ----------------------     ----------------------------
                              Year ended December 31,     Year ended December 31,
                              ----------------------     ----------------------------
                                2005           2004          2005           2004
                               -------        -------     -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (247)          (313)     (3,248,110)    (2,316,640)
   Net realized gain
     (loss) on
     investments.............   3,159          9,855      15,265,616     11,164,194
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,814           (237)     18,051,962     23,897,054
   Capital gain
     distributions...........     483             --       3,256,577             --
                               -------        -------     -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........   5,209          9,305      33,326,045     32,744,608
                               -------        -------     -----------    -----------
From capital
  transactions:
   Net premiums..............   1,361            490      16,409,098     18,507,462
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --             --        (980,336)      (888,699)
     Surrenders..............  (8,409)       (36,725)    (17,715,214)   (11,385,027)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --             --        (358,975)      (234,564)
     Capital
       contribution
       (withdrawal)..........      --             --              --             --
     Transfers (to) from
       the Guarantee
       Account...............      36            106       2,282,384      4,807,299
     Transfers (to) from
       other subaccounts.....   2,153          2,962      29,065,829     22,851,461
                               -------        -------     -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,859)       (33,167)     28,702,786     33,657,932
                               -------        -------     -----------    -----------
Increase (decrease) in
  net assets.................     350        (23,862)     62,028,831     66,402,540
Net assets at beginning
  of year....................  37,414         61,276     191,416,505    125,013,965
                               -------        -------     -----------    -----------
Net assets at end of
  period..................... $37,764         37,414     253,445,336    191,416,505
                               =======        =======     ===========    ===========
Changes in units (note
  5):
   Units purchased...........     284            311       5,993,579      7,984,532
   Units redeemed............    (608)        (2,694)     (4,288,166)    (5,610,370)
                               -------        -------     -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (325)        (2,383)      1,705,413      2,374,162
                               =======        =======     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity Variable Insurance Products Fund (continued)
                              --------------------------------------------------
                                    VIP Overseas            VIP Value Strategies
                                Portfolio -- Initial        Portfolio -- Service
                                        Class                      Class 2
                              ------------------------    ------------------------
                                                                       Period from
                                                           Year ended   April 30,
                               Year ended December 31,    December 31,   2004 to
                              ------------------------    ------------ December 31,
                                  2005           2004         2005         2004
                              ------------    ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (141,489)     (212,876)    (32,588)      (5,252)
   Net realized gain
     (loss) on
     investments.............    4,899,767     4,407,381      14,448       17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    8,099,479     4,530,773      52,602      152,399
   Capital gain
     distributions...........           --            --      52,042           --
                              ------------    ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   12,857,757     8,725,278      86,504      164,163
                              ------------    ----------   ---------    ---------
From capital
  transactions:
   Net premiums..............       78,322         4,441   1,028,016      880,336
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (305,298)     (258,519)    (29,233)          --
     Surrenders..............  (10,805,430)   (9,755,240)    (61,471)     (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (78,759)      (88,880)     (4,838)        (398)
     Capital
       contribution
       (withdrawal)..........           --            --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (272,957)      557,879     107,813       58,558
     Transfers (to) from
       other subaccounts.....     (183,606)   16,227,445     164,401      504,216
                              ------------    ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (11,567,728)    6,687,126   1,204,688    1,430,475
                              ------------    ----------   ---------    ---------
Increase (decrease) in
  net assets.................    1,290,029    15,412,404   1,291,192    1,594,638
Net assets at beginning
  of year....................   83,792,430    68,380,026   1,594,638           --
                              ------------    ----------   ---------    ---------
Net assets at end of
  period..................... $ 85,082,459    83,792,430   2,885,830    1,594,638
                              ============    ==========   =========    =========
Changes in units (note
  5):
   Units purchased...........      922,479     2,579,751     179,118      195,755
   Units redeemed............   (1,485,945)   (1,969,793)    (66,721)     (54,199)
                              ------------    ----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (563,466)      609,958     112,397      141,556
                              ============    ==========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------
                                  Franklin            Franklin                 Mutual
                                   Income             Large Cap                Shares
                                 Securities       Growth Securities          Securities
                               Fund -- Class 2     Fund -- Class 2         Fund -- Class 2
                                   Shares              Shares                  Shares
                              ----------------- ----------------------  ----------------------
                                 Period from
                              April 29, 2005 to Year ended December 31, Year ended December 31,
                                December 31,    ----------------------  ----------------------
                                    2005           2005        2004        2005        2004
                              ----------------- ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (164,320)        (135)         (8)        (86)         (5)
   Net realized gain
     (loss) on
     investments.............       (144,897)        (693)         --          86          24
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        116,975          600          47       1,021          --
   Capital gain
     distributions...........             --           --          --          --          --
                                 -----------    ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (192,242)        (228)         39       1,021          19
                                 -----------    ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     54,506,371       42,002       1,200      28,967          --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         (4,591)          --          --          --          --
     Surrenders..............       (322,561)        (803)         --        (673)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....         (8,560)          (6)         --          --          --
     Capital
       contribution
       (withdrawal)..........             --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      1,600,357        6,866          (1)     33,928         (19)
     Transfers (to) from
       other subaccounts.....      4,629,142       (4,416)         --       2,025          --
                                 -----------    ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     60,400,158       43,643       1,199      64,247         (19)
                                 -----------    ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     60,207,916       43,415       1,238      65,268          --
Net assets at beginning
  of year....................             --        1,238          --          --          --
                                 -----------    ---------   ---------   ---------   ---------
Net assets at end of
  period.....................    $60,207,916       44,653       1,238      65,268          --
                                 ===========    =========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      9,201,510       23,608          97       7,162       3,602
   Units redeemed............     (3,276,627)     (19,978)         --      (2,659)     (3,602)
                                 -----------    ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      5,924,883        3,631          97       4,503          --
                                 ===========    =========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Franklin Templeton Variable Insurance
                                      Products Trust (continued)
                              -------------------------------------------
                                  Templeton Foreign     Templeton Foreign
                                 Securities Fund --     Securities Fund --
                                   Class I Shares        Class 2 Shares
                              ------------------------  -----------------
                                           Period from
                                           December 15,    Year ended
                               Year ended    2004 to      December 31,
                              December 31, December 31, -----------------
                                  2005         2004       2005     2004
                              ------------ ------------ -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9,954)       (21)       (48)     (71)
   Net realized gain
     (loss) on
     investments.............      83,922         --      6,103    4,266
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,057,362        784       (620)    (938)
   Capital gain
     distributions...........          --         --         --       --
                              -----------    -------    -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........   1,131,330        763      5,435    3,257
                              -----------    -------    -------   ------
From capital
  transactions:
   Net premiums..............      93,858         --     27,619    5,162
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (180,375)        --         --       --
     Surrenders..............  (1,059,930)        --    (17,796)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (9,171)        --         (3)      (3)
     Capital
       contribution
       (withdrawal)..........          --         --         --       --
     Transfers (to) from
       the Guarantee
       Account...............     468,459         --      3,175      (12)
     Transfers (to) from
       other subaccounts.....  14,403,621    159,073       (208)    (292)
                              -----------    -------    -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  13,716,462    159,073     12,787    4,855
                              -----------    -------    -------   ------
Increase (decrease) in
  net assets.................  14,847,792    159,836     18,222    8,112
Net assets at beginning
  of year....................     159,836         --     23,602   15,490
                              -----------    -------    -------   ------
Net assets at end of
  period..................... $15,007,628    159,836     41,824   23,602
                              ===========    =======    =======   ======
Changes in units (note
  5):
   Units purchased...........   1,712,295     15,631     13,152    2,034
   Units redeemed............    (379,571)        --    (11,714)  (1,675)
                              -----------    -------    -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,332,723     15,631      1,437      359
                              ===========    =======    =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Franklin Templeton Variable Insurance
                                     Products Trust (continued)
                              ------------------------------------------
                              Templeton Global     Templeton Global
                              Asset Allocation     Income Securities
                              Fund -- Class 2       Fund -- Class I
                                  Shares                Shares
                              ---------------  -------------------------
                                                            Period from
                                Year ended                  December 15,
                               December 31,     Year ended    2004 to
                              ---------------  December 31, December 31,
                                2005    2004       2005         2004
                              -------   ----   ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    23     (2)      41,267        --
   Net realized gain
     (loss) on
     investments.............      (2)    73      (48,037)       --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      29     --      (53,754)       --
   Capital gain
     distributions...........      --     --           --        --
                              -------   ----    ---------        --
       Increase
         (decrease) in
         net assets from
         operations..........      50     71      (60,524)       --
                              -------   ----    ---------        --
From capital
  transactions:
   Net premiums..............   1,679     --       29,341        --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --     --      (11,378)       --
     Surrenders..............      --     --     (833,557)       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --     --       (3,973)       --
     Capital
       contribution
       (withdrawal)..........      --     --           --        --
     Transfers (to) from
       the Guarantee
       Account...............       1    (71)      48,518        --
     Transfers (to) from
       other subaccounts.....      --     --    9,218,316        --
                              -------   ----    ---------        --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,680    (71)   8,447,267        --
                              -------   ----    ---------        --
Increase (decrease) in
  net assets.................   1,730     --    8,386,743        --
Net assets at beginning
  of year....................      --     --           --        --
                              -------   ----    ---------        --
Net assets at end of
  period..................... $ 1,730     --    8,386,743        --
                              =======   ====    =========        ==
Changes in units (note
  5):
   Units purchased...........   1,712    920    1,068,478        --
   Units redeemed............  (1,594)  (920)    (203,810)       --
                              -------   ----    ---------        --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     118     --      864,668        --
                              =======   ====    =========        ==

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       GE Investments Funds, Inc.
                              -----------------------------------------------------------------------------
                                  Global Income Fund            Income Fund        International Equity Fund
                              -------------------------  ------------------------  ------------------------
                               Period from
                               January 1,
                                 2005 to     Year ended   Year ended December 31,  Year ended December 31,
                               August 25,   December 31, ------------------------  ------------------------
                                  2005          2004         2005         2004        2005         2004
                              ------------  ------------ -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (68,978)     689,177    3,900,198    4,323,331      72,881      150,403
   Net realized gain
     (loss) on
     investments.............      830,976      (13,481)  (1,794,602)  (1,267,226)  2,193,830   (1,164,596)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,500,068)     554,445   (1,584,089)  (1,765,333)  5,848,893    6,588,127
   Capital gain
     distributions...........           --           --       72,723    1,259,033          --           --
                              ------------   ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     (738,070)   1,230,141      594,230    2,549,805   8,115,604    5,573,934
                              ------------   ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............       15,396       45,850    4,707,358   11,654,641      97,992       55,753
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      (15,860)     (27,773)    (818,907)  (1,176,137)   (179,328)     (51,822)
     Surrenders..............     (909,547)  (1,767,168) (16,662,573) (20,489,404) (4,745,394)  (2,986,069)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (5,369)     (11,002)    (171,184)    (186,653)    (32,406)     (24,717)
     Capital
       contribution
       (withdrawal)..........   (7,223,709)          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............        1,399      (95,944)    (252,127)  (1,388,492)     42,977      524,224
     Transfers (to) from
       other subaccounts.....   (7,000,827)     (35,764)  (5,891,467) (21,670,986)  5,004,760    5,885,171
                              ------------   ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,138,517)  (1,891,801) (19,088,900) (33,257,031)    188,601    3,402,540
                              ------------   ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................  (15,876,587)    (661,660) (18,494,670) (30,707,226)  8,304,205    8,976,474
Net assets at beginning
  of year....................   15,876,587   16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ------------   ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $         --   15,876,587  108,135,684  126,630,354  53,151,183   44,846,978
                              ============   ==========  ===========  ===========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........       97,450      304,030    1,908,610    3,497,033   2,015,804    2,192,674
   Units redeemed............     (710,623)    (457,254)  (3,326,262)  (5,924,043) (1,940,626)  (1,872,185)
                              ------------   ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (613,173)    (153,224)  (1,417,651)  (2,427,010)     75,179      320,489
                              ============   ==========  ===========  ===========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund         Money Market Fund      Premier Growth Equity Fund
                              -------------------------  -------------------------  ------------------------
                               Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                  2005          2004         2005         2004          2005          2004
                              ------------  -----------  -----------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,768,607     (980,690)   3,475,936    (1,715,775)  (1,375,753)   (1,165,245)
   Net realized gain
     (loss) on
     investments.............    8,181,999    9,312,867           --            --    3,984,091     3,912,180
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,146,394      478,207           --            --   (3,255,476)    3,283,022
   Capital gain
     distributions...........    8,244,222   19,408,411           --            --           --            --
                              ------------  -----------  -----------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   20,341,222   28,218,795    3,475,936    (1,715,775)    (647,138)    6,029,957
                              ------------  -----------  -----------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............    5,614,014   12,090,035   32,548,128    54,100,738    5,016,664    12,629,194
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,279,233)  (1,801,581) (22,274,201)  (16,869,949)    (506,913)     (753,013)
     Surrenders..............  (24,537,116) (21,016,656) (87,907,351) (112,193,000) (11,509,679)  (13,361,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (311,253)    (286,333)    (351,786)     (442,044)    (192,096)     (185,315)
     Capital
       contribution
       (withdrawal)..........           --           --           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............       10,427    1,769,516  (10,129,155)  (26,352,949)    (255,418)    1,328,705
     Transfers (to) from
       other subaccounts.....  (11,039,552)  (7,236,321)  55,936,622    (6,013,111) (11,138,407)  (10,873,946)
                              ------------  -----------  -----------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (31,542,713) (16,481,340) (32,177,743) (107,770,315) (18,585,849)  (11,216,017)
                              ------------  -----------  -----------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................  (11,201,491)  11,737,455  (28,701,807) (109,486,090) (19,232,987)   (5,186,060)
Net assets at beginning
  of year....................  224,675,515  212,938,060  253,478,621   362,964,711  127,243,796   132,429,856
                              ------------  -----------  -----------  ------------  -----------   -----------
Net assets at end of
  period..................... $213,474,024  224,675,515  224,776,814   253,478,621  108,010,809   127,243,796
                              ============  ===========  ===========  ============  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    1,904,223    4,018,004   52,532,191    62,876,505    1,961,820     4,489,260
   Units redeemed............   (3,684,140)  (4,932,022) (54,687,115)  (72,139,803)  (3,874,226)   (5,871,609)
                              ------------  -----------  -----------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,779,917)    (914,018)  (2,154,924)   (9,263,298)  (1,912,406)   (1,382,349)
                              ============  ===========  ===========  ============  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              -------------------------   ------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,   Year ended December 31,
                              -------------------------   ------------------------  --------------------------
                                  2005           2004         2005         2004         2005          2004
                              ------------   -----------  -----------  -----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,487,558     4,941,453       41,635      577,383     (525,768)    4,347,188
   Net realized gain
     (loss) on
     investments.............    6,352,201     5,629,540    9,585,042      161,362    4,032,491     4,983,828
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,565,373)    9,231,361    3,422,133   43,542,840    2,136,549        66,760
   Capital gain
     distributions...........    8,907,987     9,845,407           --           --    2,651,533     2,108,850
                              ------------   -----------  -----------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   12,182,373    29,647,761   13,048,810   44,281,585    8,294,805    11,506,626
                              ------------   -----------  -----------  -----------  -----------   -----------
From capital
  transactions:
   Net premiums..............    6,819,800     8,395,843   14,729,298   25,883,934    8,889,059    11,637,789
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (752,455)     (846,153)  (4,390,966)  (5,704,950)    (655,816)     (243,452)
     Surrenders..............  (19,166,304)  (14,270,178) (72,359,265) (65,453,911)  (9,885,597)   (7,051,220)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (177,636)     (131,462)    (723,378)    (774,616)    (202,861)     (143,353)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      731,100     2,364,087      622,474    6,752,613    1,480,903     3,692,717
     Transfers (to) from
       other subaccounts.....   (2,823,978)   19,145,794  (26,971,699) (14,746,936)   1,643,669    14,417,994
                              ------------   -----------  -----------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,369,473)   14,657,931  (89,093,536) (54,043,866)   1,269,357    22,310,475
                              ------------   -----------  -----------  -----------  -----------   -----------
Increase (decrease) in
  net assets.................   (3,187,100)   44,305,692  (76,044,726)  (9,762,281)   9,564,162    33,817,101
Net assets at beginning
  of year....................  137,381,353    93,075,661  543,296,499  553,058,780  109,298,425    75,481,324
                              ------------   -----------  -----------  -----------  -----------   -----------
Net assets at end of
  period..................... $134,194,253   137,381,353  467,251,773  543,296,499  118,862,587   109,298,425
                              ============   ===========  ===========  ===========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    2,083,890     3,816,709    5,399,459   11,638,126    3,170,104     5,125,500
   Units redeemed............   (2,475,591)   (2,738,070) (10,012,752) (13,354,120)  (3,089,318)   (3,447,411)
                              ------------   -----------  -----------  -----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (391,701)    1,078,639   (4,613,293)  (1,715,994)      80,786     1,678,089
                              ============   ===========  ===========  ===========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                               Year ended December 31,    Year ended December 31,  Year ended December 31,
                              -------------------------  ------------------------  ----------------------
                                  2005          2004         2005         2004        2005        2004
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,307,194      940,945     (412,847)    (219,057)   (132,030)    (93,453)
   Net realized gain
     (loss) on
     investments.............    7,405,497    3,411,934    2,022,714    1,357,242     929,134     631,327
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (3,291,503)  19,713,038     (898,856)   5,088,086     (90,551)  1,949,212
   Capital gain
     distributions...........   14,418,610    4,810,827           --           --     128,803          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   21,839,798   28,876,744      711,011    6,226,271     835,356   2,487,086
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  378,132,407  199,929,428    3,816,642    7,022,475   2,212,499   5,065,634
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,236,252)    (984,635)    (764,461)    (980,771)   (187,035)   (176,997)
     Surrenders..............  (47,263,640) (26,644,274)  (9,911,106)  (9,776,150) (2,831,246) (1,938,590)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (622,172)    (291,530)    (156,211)    (149,273)    (72,358)    (56,649)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   71,128,451   52,912,997      (24,115)   1,189,045     227,058     617,075
     Transfers (to) from
       other subaccounts.....    5,416,622   26,128,668   (5,972,782)  (5,153,999)   (508,052)    653,130
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  405,555,416  251,050,654  (13,012,033)  (7,848,673) (1,159,134)  4,163,603
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  427,395,214  279,927,398  (12,301,022)  (1,622,402)   (323,778)  6,650,689
Net assets at beginning
  of year....................  499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $926,604,528  499,209,314   89,486,172  101,787,194  34,230,441  34,554,219
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   53,491,982   30,481,718    1,219,733    2,561,195     600,291   1,122,477
   Units redeemed............  (15,196,353)  (6,606,666)  (2,472,354)  (3,380,541)   (740,899)   (724,973)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   38,295,629   23,875,052   (1,252,621)    (819,346)   (140,608)    397,504
                              ============  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                    Greenwich Street Series
                                       Goldman Sachs Variable Insurance Trust               Fund
                                 -------------------------------------------------  ----------------------
                                      Goldman Sachs             Goldman Sachs         Salomon Brothers
                                    Growth and Income           Mid Cap Value        Variable Aggressive
                                           Fund                     Fund            Growth Fund -- Class II
                                 -----------------------  ------------------------  ----------------------
                                 Year ended December 31,   Year ended December 31,  Year ended December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2005        2004         2005         2004        2005        2004
                                 -----------  ----------  -----------  -----------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    52,127     102,647    2,835,320    5,246,445   (109,332)    (66,476)
   Net realized gain
     (loss) on
     investments................   2,030,910   1,013,277   12,077,349   11,043,349    118,522      53,414
   Change in unrealized
     appreciation
     (depreciation) on
     investments................  (1,221,935)  3,241,395   (8,339,724)  10,142,800    599,012     308,717
   Capital gain
     distributions..............          --          --   14,787,489    9,752,987         --          --
                                 -----------  ----------  -----------  -----------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations.............     861,102   4,357,319   21,360,434   36,185,581    608,202     295,655
                                 -----------  ----------  -----------  -----------  ---------   ---------
From capital
  transactions:
   Net premiums.................      71,979      58,950    3,584,042      305,754  2,134,554   2,355,957
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............    (210,319)    (62,687)  (1,058,809)    (709,801)        --     (41,744)
     Surrenders.................  (6,037,715) (2,722,654) (29,444,134) (18,858,008)  (435,693)   (213,913)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (37,907)    (25,113)    (209,573)    (180,804)   (13,532)     (5,744)
     Capital
       contribution
       (withdrawal).............          --          --           --           --         --          --
     Transfers (to) from
       the Guarantee
       Account..................      99,467     366,245    1,076,021      459,415    139,753     326,687
     Transfers (to) from
       other subaccounts........   4,384,940  10,719,073   19,489,425   16,413,725    114,776     851,624
                                 -----------  ----------  -----------  -----------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (1,729,555)  8,333,814   (6,563,028)  (2,569,719) 1,939,858   3,272,867
                                 -----------  ----------  -----------  -----------  ---------   ---------
Increase (decrease) in
  net assets....................    (868,453) 12,691,133   14,797,406   33,615,862  2,548,060   3,568,522
Net assets at beginning
  of year.......................  34,995,499  22,304,366  191,656,121  158,040,259  5,898,441   2,329,919
                                 -----------  ----------  -----------  -----------  ---------   ---------
Net assets at end of
  period........................ $34,127,046  34,995,499  206,453,527  191,656,121  8,446,501   5,898,441
                                 ===========  ==========  ===========  ===========  =========   =========
Changes in units (note
  5):
   Units purchased..............   1,366,747   1,835,294    3,482,260    3,994,282    303,284     417,557
   Units redeemed...............  (1,541,025)   (951,568)  (3,535,689)  (4,243,688)  (139,550)   (152,993)
                                 -----------  ----------  -----------  -----------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (174,278)    883,726      (53,428)    (249,406)   163,734     264,564
                                 ===========  ==========  ===========  ===========  =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series
                              -----------------------------------------------------------------
                                                                                    Core Equity
                                       Balanced                  Balanced          Portfolio --
                              Portfolio -- Institutional   Portfolio -- Service    Institutional
                                        Shares                    Shares              Shares
                              -------------------------  ------------------------  ------------
                                                                                    Year ended
                               Year ended December 31,    Year ended December 31,  December 31,
                              -------------------------  ------------------------  ------------
                                  2005          2004         2005         2004      2005   2004
                              ------------  -----------  -----------  -----------  -----  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,262,177    2,490,727      625,062      810,148    (48)   (28)
   Net realized gain
     (loss) on
     investments.............    5,617,600      (33,278)   2,522,786    1,718,059     16      4
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,861,722   20,696,455    4,164,990    5,355,519  1,104    650
   Capital gain
     distributions...........           --           --           --           --     --     --
                              ------------  -----------  -----------  -----------  -----  -----
       Increase
         (decrease) in
         net assets from
         operations..........   17,741,499   23,153,904    7,312,838    7,883,726  1,072    626
                              ------------  -----------  -----------  -----------  -----  -----
From capital
  transactions:
   Net premiums..............      776,779      786,842   12,473,045   13,785,960    611     --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (4,084,195)  (4,709,927)    (616,085)  (1,281,317)    --     --
     Surrenders..............  (56,901,230) (50,307,835) (11,545,285)  (8,570,939)    --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (360,751)    (436,787)    (217,382)    (195,221)    --     --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --     --     --
     Transfers (to) from
       the Guarantee
       Account...............     (940,751)  (3,684,775)     680,337    2,398,174     (1)    (1)
     Transfers (to) from
       other subaccounts.....  (16,349,775) (25,581,869)  (4,861,362)  (6,005,852) 1,641  2,646
                              ------------  -----------  -----------  -----------  -----  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (77,859,923) (83,934,351)  (4,086,732)     130,805  2,251  2,645
                              ------------  -----------  -----------  -----------  -----  -----
Increase (decrease) in
  net assets.................  (60,118,424) (60,780,447)   3,226,106    8,014,531  3,323  3,271
Net assets at beginning
  of year....................  341,094,168  401,874,615  126,021,760  118,007,229  6,224  2,953
                              ------------  -----------  -----------  -----------  -----  -----
Net assets at end of
  period..................... $280,975,744  341,094,168  129,247,866  126,021,760  9,547  6,224
                              ============  ===========  ===========  ===========  =====  =====
Changes in units (note
  5):
   Units purchased...........    1,379,469    2,636,754    2,159,132    2,976,298    234    330
   Units redeemed............   (5,411,352)  (7,296,856)  (2,606,978)  (3,047,635)    (7)   (16)
                              ------------  -----------  -----------  -----------  -----  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (4,031,883)  (4,660,102)    (447,847)     (71,337)   226    314
                              ============  ===========  ===========  ===========  =====  =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Janus Aspen Series (continued)
                              ---------------------------------------------------------------------------
                              Flexible Bond Portfolio --    Forty Portfolio --       Forty Portfolio --
                                 Institutional Shares      Institutional Shares        Service Shares
                              -------------------------  ------------------------  ----------------------
                               Year ended December 31,    Year ended December 31,  Year ended December 31,
                              -------------------------  ------------------------  ----------------------
                                  2005          2004         2005         2004        2005        2004
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,752,122    2,469,989   (1,737,759)  (1,780,177)   (382,606)   (339,147)
   Net realized gain
     (loss) on
     investments.............     (968,930)      90,887    3,023,119   (6,349,657)  1,219,554     359,195
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,961,412)  (1,635,540)  12,958,072   29,954,685   1,774,124   3,387,633
   Capital gain
     distributions...........    1,418,830      495,170           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........      240,610    1,420,506   14,243,432   21,824,851   2,611,072   3,407,681
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       72,417      117,385      380,912      266,224   1,404,697   2,324,630
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (889,018)    (430,458)    (766,788)    (949,881)    (99,516)   (146,911)
     Surrenders..............   (9,648,209) (10,291,640) (21,396,495) (16,668,793) (2,222,509) (1,543,127)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (51,618)     (72,013)    (194,721)    (203,516)    (39,597)    (28,661)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (505,469)  (1,750,011)    (523,367)  (1,206,758)    148,184     417,012
     Transfers (to) from
       other subaccounts.....   (2,992,241) (10,711,430)  (8,201,836) (11,485,758)   (120,744) (1,768,903)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,014,138) (23,138,167) (30,702,295) (30,248,482)   (929,485)   (745,960)
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (13,773,528) (21,717,661) (16,458,863)  (8,423,631)  1,681,587   2,661,721
Net assets at beginning
  of year....................   54,713,233   76,430,894  149,722,435  158,146,066  24,597,623  21,935,902
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $ 40,939,705   54,713,233  133,263,572  149,722,435  26,279,210  24,597,623
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      498,668    1,239,943    1,551,169    1,624,620     690,504     665,652
   Units redeemed............   (1,371,945)  (2,718,785)  (3,502,093)  (3,758,674)   (836,131)   (864,878)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (873,278)  (1,478,842)  (1,950,924)  (2,134,054)   (145,627)   (199,226)
                              ============  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                   Global Life Sciences         Global Technology          International Growth
                                 Portfolio -- Service Shares Portfolio -- Service Shares Portfolio -- Institutional Shares
                                 --------------------------  --------------------------  --------------------------------
                                 Year ended December 31,     Year ended December 31,      Year ended December 31,
                                 --------------------------  --------------------------  --------------------------------
                                     2005          2004         2005          2004           2005             2004
                                  -----------   ----------    ----------    ----------     -----------      -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (246,508)     (248,277)    (195,001)     (297,054)      (246,019)        (511,235)
   Net realized gain
     (loss) on
     investments................   1,134,600       631,411      146,908      (770,771)     9,362,424        3,160,892
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     830,132     1,112,733    1,065,694       (19,532)    18,450,421       11,621,055
   Capital gain
     distributions..............          --            --           --            --             --               --
                                  -----------   ----------    ----------    ----------     -----------      -----------
       Increase
         (decrease) in
         net assets from
         operations.............   1,718,224     1,495,867    1,017,601    (1,087,357)    27,566,826       14,270,712
                                  -----------   ----------    ----------    ----------     -----------      -----------
From capital
  transactions:
   Net premiums.................      67,570       136,569       84,250     1,053,178        176,598          264,144
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............     (57,126)     (123,892)     (24,490)      (94,173)      (367,909)        (459,653)
     Surrenders.................  (2,221,033)   (1,847,731)  (2,110,038)   (2,679,737)   (14,689,715)     (12,334,826)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,647)      (23,830)     (23,186)      (40,866)      (107,157)        (109,487)
     Capital
       contribution
       (withdrawal).............          --            --           --            --             --               --
     Transfers (to) from
       the Guarantee
       Account..................     (32,128)      139,625      (53,265)      140,492       (562,258)        (711,956)
     Transfers (to) from
       other subaccounts........     859,607       112,692   (1,728,524)   (4,239,576)    11,338,968       (1,286,553)
                                  -----------   ----------    ----------    ----------     -----------      -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (1,404,757)   (1,606,567)  (3,855,253)   (5,860,682)    (4,211,473)     (14,638,331)
                                  -----------   ----------    ----------    ----------     -----------      -----------
Increase (decrease) in
  net assets....................     313,467      (110,700)  (2,837,652)   (6,948,039)    23,355,353         (367,619)
Net assets at beginning
  of year.......................  15,232,849    15,343,549   15,926,196    22,874,235     96,151,544       96,519,163
                                  -----------   ----------    ----------    ----------     -----------      -----------
Net assets at end of
  period........................ $15,546,316    15,232,849   13,088,544    15,926,196    119,506,897       96,151,544
                                  ===========   ==========    ==========    ==========     ===========      ===========
Changes in units (note
  5):
   Units purchased..............   1,145,875     1,428,385    1,317,287     3,741,124      2,647,056        2,174,109
   Units redeemed...............  (1,277,107)   (1,655,044)  (2,468,978)   (5,679,312)    (2,807,972)      (3,114,255)
                                  -----------   ----------    ----------    ----------     -----------      -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (131,232)     (226,659)  (1,151,692)   (1,938,188)      (160,915)        (940,146)
                                  ===========   ==========    ==========    ==========     ===========      ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                   International Growth          Large Cap Growth                 Large Cap Growth
                                 Portfolio -- Service Shares Portfolio -- Institutional Shares Portfolio -- Service Shares
                                 --------------------------  --------------------------------  --------------------------
                                 Year ended December 31,      Year ended December 31,          Year ended December 31,
                                 --------------------------  --------------------------------  --------------------------
                                     2005          2004          2005             2004            2005          2004
                                  -----------   ----------     -----------      -----------     ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (121,420)     (167,699)   (1,881,583)      (2,753,711)       (208,164)     (279,819)
   Net realized gain
     (loss) on
     investments................   1,742,166     1,719,974    (5,014,704)     (12,034,080)        109,627      (428,340)
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   4,789,701     2,268,702    10,507,382       19,403,215         390,083       940,240
   Capital gain
     distributions..............          --            --            --               --              --            --
                                  -----------   ----------     -----------      -----------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations.............   6,410,447     3,820,977     3,611,095        4,615,424         291,546       232,081
                                  -----------   ----------     -----------      -----------     ----------    ----------
From capital
  transactions:
   Net premiums.................      22,667     4,417,991       609,901          204,723         106,486       100,237
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............     (26,329)     (532,454)   (1,233,977)      (1,578,531)       (103,737)     (208,483)
     Surrenders.................  (1,460,279)   (1,528,153)  (27,672,159)     (27,831,504)     (1,320,783)   (1,856,620)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (47,297)      (35,563)     (222,709)        (301,333)        (18,094)      (21,702)
     Capital
       contribution
       (withdrawal).............          --            --            --               --              --            --
     Transfers (to) from
       the Guarantee
       Account..................     (58,005)      391,916    (1,233,334)      (1,919,992)         14,830        70,800
     Transfers (to) from
       other subaccounts........  (4,232,442)   (3,411,847)  (14,276,457)     (20,314,959)     (1,728,348)   (1,589,141)
                                  -----------   ----------     -----------      -----------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (5,801,685)     (698,110)  (44,028,735)     (51,741,596)     (3,049,646)   (3,504,909)
                                  -----------   ----------     -----------      -----------     ----------    ----------
Increase (decrease) in
  net assets....................     608,762     3,122,867   (40,417,640)     (47,126,172)     (2,758,100)   (3,272,828)
Net assets at beginning
  of year.......................  25,980,241    22,857,374   196,578,288      243,704,460      16,511,481    19,784,309
                                  -----------   ----------     -----------      -----------     ----------    ----------
Net assets at end of
  period........................ $26,589,003    25,980,241   156,160,648      196,578,288      13,753,381    16,511,481
                                  ===========   ==========     ===========      ===========     ==========    ==========
Changes in units (note
  5):
   Units purchased..............     259,837     6,441,537       996,476        1,865,936         157,150       601,773
   Units redeemed...............    (923,281)   (6,723,620)   (3,941,561)      (5,474,276)       (647,422)   (1,223,314)
                                  -----------   ----------     -----------      -----------     ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (663,444)     (282,083)   (2,945,085)      (3,608,340)       (490,272)     (621,541)
                                  ===========   ==========     ===========      ===========     ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------
                              Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                 Institutional Shares         Service Shares            Institutional Shares
                              -------------------------   --------------------------  ----------------------------
                               Year ended December 31,    Year ended December 31,      Year ended December 31,
                              -------------------------   --------------------------  ----------------------------
                                  2005           2004        2005          2004           2005           2004
                              ------------   -----------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,798,909)   (1,918,946)   (221,242)     (216,681)      (174,482)    (1,129,141)
   Net realized gain
     (loss) on
     investments.............   (5,982,011)  (17,151,565)    544,446       135,723     (9,988,420)   (18,838,312)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,964,655    41,941,739     926,883     2,452,204     17,085,523     26,250,152
   Capital gain
     distributions...........           --            --          --            --             --             --
                              ------------   -----------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........   12,183,735    22,871,228   1,250,087     2,371,246      6,922,621      6,282,699
                              ------------   -----------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums..............      497,747       265,500      68,696       225,828        593,119        523,775
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (785,887)     (812,799)    (65,470)      (85,377)    (1,838,598)    (1,885,350)
     Surrenders..............  (17,425,631)  (15,079,428) (1,068,804)     (930,722)   (34,384,685)   (38,370,706)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (173,797)     (196,960)    (20,192)      (18,871)      (235,385)      (320,119)
     Capital
       contribution
       (withdrawal)..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account...............     (437,445)     (234,813)    (23,846)      197,738     (1,144,889)    (1,917,954)
     Transfers (to) from
       other subaccounts.....   (8,308,966)  (10,221,557) (1,645,419)      232,832    (15,947,430)   (22,243,255)
                              ------------   -----------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (26,633,979)  (26,280,057) (2,755,035)     (378,572)   (52,957,868)   (64,213,609)
                              ------------   -----------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.................  (14,450,244)   (3,408,829) (1,504,948)    1,992,674    (46,035,247)   (57,930,910)
Net assets at beginning
  of year....................  136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                              ------------   -----------   ----------    ----------    -----------    -----------
Net assets at end of
  period..................... $122,136,039   136,586,283  14,045,442    15,550,390    179,660,520    225,695,767
                              ============   ===========   ==========    ==========    ===========    ===========
Changes in units (note
  5):
   Units purchased...........      762,336     1,381,995     669,193       809,695        825,648      1,518,160
   Units redeemed............   (2,384,596)   (3,188,666) (1,216,182)     (926,663)    (3,457,735)    (4,845,916)
                              ------------   -----------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,622,260)   (1,806,671)   (546,989)     (116,968)    (2,632,088)    (3,327,756)
                              ============   ===========   ==========    ==========    ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Janus Aspen Series (continued)   J.P. Morgan Series Trust II
                              -----------------------------  -------------------------------
                                  Worldwide Growth                             International
                              Portfolio -- Service Shares     Bond Portfolio  Equity Portfolio
                              -----------------------------  ---------------  --------------
                                                                Year ended      Year ended
                              Year ended December 31,          December 31,    December 31,
                              -----------------------------  ---------------  --------------
                                  2005           2004          2005    2004    2005     2004
                               -----------     ----------    -------  ------  ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (69,526)      (150,931)      2,351   1,540    (235)      (4)
   Net realized gain
     (loss) on
     investments.............      16,935         68,401        (869)    (68)      6      134
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     700,384        518,585        (184)   (724)  3,015      (11)
   Capital gain
     distributions...........          --             --          68     443      --       --
                               -----------     ----------    -------  ------  ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     647,793        436,055       1,366   1,191   2,786      119
                               -----------     ----------    -------  ------  ------   ------
From capital
  transactions:
   Net premiums..............     354,202        202,036      87,489  16,806  58,380    6,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (130,432)      (268,159)         --      --      --       --
     Surrenders..............  (1,359,811)    (1,756,349)    (14,327)     --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,186)       (24,595)       (184)    (96)     (1)      (1)
     Capital
       contribution
       (withdrawal)..........          --             --          --      --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      (2,739)        84,946      25,826   1,727  (6,180)     (11)
     Transfers (to) from
       other subaccounts.....  (1,633,203)    (1,733,738)      3,171      --  (6,067)      --
                               -----------     ----------    -------  ------  ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,792,169)    (3,495,859)    101,975  18,437  46,132    5,988
                               -----------     ----------    -------  ------  ------   ------
Increase (decrease) in
  net assets.................  (2,144,376)    (3,059,804)    103,341  19,628  48,918    6,107
Net assets at beginning
  of year....................  20,557,005     23,616,809      51,387  31,759   6,412      305
                               -----------     ----------    -------  ------  ------   ------
Net assets at end of
  period..................... $18,412,629     20,557,005     154,728  51,387  55,330    6,412
                               ===========     ==========    =======  ======  ======   ======
Changes in units (note
  5):
   Units purchased...........     356,751        605,068      10,693   1,878   5,485    2,172
   Units redeemed............    (835,023)    (1,224,314)       (764)    (65) (1,019)  (1,769)
                               -----------     ----------    -------  ------  ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract
     owners during the
     years or lesser
     period ended
     December 31, 2005
     and 2004................    (478,272)      (619,246)      9,928   1,813   4,466      403
                               ===========     ==========    =======  ======  ======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 J.P. Morgan Series Trust II (continued)
                              ----------------------------------------------
                                   Mid Cap          Small      U.S. Large Cap
                                    Value          Company      Core Equity
                                  Portfolio       Portfolio      Portfolio
                              ----------------  -------------  -------------
                                 Year ended       Year ended    Year ended
                                December 31,     December 31,  December 31,
                              ----------------  -------------  -------------
                                2005     2004    2005    2004   2005    2004
                              --------  ------  ------  -----  ------   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (246)   (158)    (76)   (19)     (6)     --
   Net realized gain
     (loss) on
     investments.............    2,271   6,268     (22)     4     (71)     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,524  (2,373)    384    312      91      --
   Capital gain
     distributions...........      154      23     326     --      --      --
                              --------  ------  ------  -----  ------   -----
       Increase
         (decrease) in
         net assets from
         operations..........    3,703   3,760     612    297      14      --
                              --------  ------  ------  -----  ------   -----
From capital
  transactions:
   Net premiums..............   41,320  23,965  13,509  7,206   1,923   6,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --      --      --     --      --      --
     Surrenders..............  (16,576)     --      --     --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (32)    (25)    (16)   (16)     --      --
     Capital
       contribution
       (withdrawal)..........       --      --      --     --      --      --
     Transfers (to) from
       the Guarantee
       Account...............   12,011    (439) (2,490)    92  (5,237)     --
     Transfers (to) from
       other subaccounts.....      672    (189)    116     --      23      --
                              --------  ------  ------  -----  ------   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   37,395  23,312  11,119  7,282  (3,291)  6,000
                              --------  ------  ------  -----  ------   -----
Increase (decrease) in
  net assets.................   41,098  27,072  11,731  7,579  (3,277)  6,000
Net assets at beginning
  of year....................   43,781  16,709   7,579     --   6,000      --
                              --------  ------  ------  -----  ------   -----
Net assets at end of
  period..................... $ 84,879  43,781  19,310  7,579   2,723   6,000
                              ========  ======  ======  =====  ======   =====
Changes in units (note
  5):
   Units purchased...........    6,985   6,431   1,356    469     365     449
   Units redeemed............   (3,640) (4,886)   (678)    (1)   (605)     --
                              --------  ------  ------  -----  ------   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    3,345   1,545     679    468    (240)    449
                              ========  ======  ======  =====  ======   =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     MFS(R) Variable Insurance Trust
                                 -----------------------------------------------------------------------
                                          MFS(R)
                                        Investors                 MFS(R)                  MFS(R)
                                       Growth Stock           Investors Trust          New Discovery
                                    Series -- Service        Series -- Service       Series -- Service
                                       Class Shares            Class Shares            Class Shares
                                 -----------------------  ----------------------  ----------------------
                                 Year ended December 31,  Year ended December 31, Year ended December 31,
                                 -----------------------  ----------------------  ----------------------
                                     2005        2004        2005        2004        2005        2004
                                 -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (354,101)   (399,687)   (268,926)   (236,244)   (575,548)   (679,289)
   Net realized gain
     (loss) on
     investments................     342,090     (10,388)    589,479     215,751   1,018,671   1,128,909
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     599,770   2,224,980     817,854   1,918,019     580,314     980,456
   Capital gain
     distributions..............          --          --          --          --          --          --
                                 -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     587,759   1,814,905   1,138,407   1,897,526   1,023,437   1,430,076
                                 -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums.................   1,467,140   3,341,140   1,222,572   1,821,423   2,582,377   4,503,571
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............    (295,057)   (232,027)   (175,333)   (232,008)    (42,418)   (453,532)
     Surrenders.................  (1,793,175) (2,005,156) (1,247,758) (1,460,433) (3,206,295) (4,109,768)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (44,244)    (38,159)    (38,762)    (34,461)    (62,740)    (74,082)
     Capital
       contribution
       (withdrawal).............          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account..................     114,268     484,361      87,398     561,572     (24,711)    912,172
     Transfers (to) from
       other subaccounts........  (1,579,563) (2,355,808) (1,319,346)   (840,113) (4,466,665) (8,320,907)
                                 -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (2,130,631)   (805,649) (1,471,229)   (184,020) (5,220,452) (7,542,546)
                                 -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets....................  (1,542,872)  1,009,256    (332,822)  1,713,506  (4,197,015) (6,112,470)
Net assets at beginning
  of year.......................  27,008,344  25,999,088  22,287,651  20,574,145  42,080,723  48,193,193
                                 -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................ $25,465,472  27,008,344  21,954,829  22,287,651  37,883,708  42,080,723
                                 ===========  ==========  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased..............     417,153     937,192     278,398     477,097     916,295   2,463,195
   Units redeemed...............    (809,067) (1,277,708)   (475,249)   (552,825) (1,579,908) (3,542,529)
                                 -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (391,914)   (340,516)   (196,850)    (75,728)   (663,613) (1,079,334)
                                 ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------
                                     MFS(R)                 MFS(R)                    MFS(R)
                                Strategic Income         Total Return                Utilities
                                Series -- Service      Series -- Service         Series -- Service
                                  Class Shares           Class Shares              Class Shares
                              ----------------------- ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ----------------------- ----------------------  ----------------------
                                 2005        2004        2005        2004        2005        2004
                              ----------   ---------   ----------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $       (3)         --     (96,299)        3      (462,114)   (101,673)
   Net realized gain
     (loss) on
     investments.............          2          --      14,843        80     4,438,600   1,510,137
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         22          --     190,993     2,576     2,309,286   6,923,010
   Capital gain
     distributions...........         --          --       1,043        --            --          --
                              ----------   ---------   ----------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........         21          --     110,580     2,659     6,285,772   8,331,474
                              ----------   ---------   ----------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............         --          --  17,569,109     1,206     4,362,913   3,391,900
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --          --        --      (302,166)   (283,401)
     Surrenders..............       (283)         --    (394,278)       --    (3,695,859) (2,714,188)
     Cost of insurance
       and
       administrative
       expense (note 4a).....         --          --        (963)      (81)      (85,687)    (47,330)
     Capital
       contribution
       (withdrawal)..........         --          --          --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      3,483          --     477,795        77       972,846     647,529
     Transfers (to) from
       other subaccounts.....        120          --   2,703,626       (21)     (253,677)  2,036,063
                              ----------   ---------   ----------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      3,320          --  20,355,289     1,181       998,370   3,030,573
                              ----------   ---------   ----------    ------   ----------  ----------
Increase (decrease) in
  net assets.................      3,341          --  20,465,869     3,840     7,284,142  11,362,047
Net assets at beginning
  of year....................         --          --      31,199    27,359    38,784,968  27,422,921
                              ----------   ---------   ----------    ------   ----------  ----------
Net assets at end of
  period..................... $    3,341          --  20,497,068    31,199    46,069,110  38,784,968
                              ==========   =========   ==========    ======   ==========  ==========
Changes in units (note
  5):
   Units purchased...........        328          --   2,191,126       116     1,896,606   2,063,558
   Units redeemed............        (26)         --    (274,357)      (11)   (1,823,088) (1,789,134)
                              ----------   ---------   ----------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................        302          --   1,916,769       105        73,519     274,424
                              ==========   =========   ==========    ======   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Nations Separate Account Trust
                              -----------------------------------------------
                                                           Nations Marsico
                                  Nations Marsico           International
                                  Growth Portfolio     Opportunities Portfolio
                              -----------------------  ----------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ----------------------
                                  2005        2004        2005        2004
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (675,527)   (389,917)   (258,540)   (206,120)
   Net realized gain
     (loss) on
     investments.............   1,762,433     501,022   2,012,858     730,355
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,832,949   3,371,401   6,047,141   2,982,227
   Capital gain
     distributions...........          --          --     482,368      52,035
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,919,855   3,482,506   8,283,827   3,558,497
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  10,983,250  11,972,993  12,871,395  12,291,217
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (54,517)   (102,427)    (90,525)   (215,781)
     Surrenders..............  (1,802,997)   (969,326) (2,159,340) (1,083,203)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (101,348)    (49,522)    (92,511)    (32,687)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   2,261,997   2,606,719   1,836,168   2,425,867
     Transfers (to) from
       other subaccounts.....   3,169,372   2,764,073     141,453   8,846,168
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  14,455,757  16,222,510  12,506,640  22,231,581
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  17,375,612  19,705,016  20,790,467  25,790,078
Net assets at beginning
  of year....................  35,195,603  15,490,587  34,520,077   8,729,999
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $52,571,215  35,195,603  55,310,544  34,520,077
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   2,555,571   2,311,759   2,643,215   3,033,124
   Units redeemed............  (1,466,867)   (972,084) (1,735,572) (1,363,223)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,088,704   1,339,675     907,643   1,669,901
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Old Mutual Insurance company, Inc.
                              -----------------------------------------------
                                     Old Mutual              Old Mutual
                                     Growth II            Large Cap Growth
                                     Portfolio                Portfolio
                              -----------------------  ----------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ----------------------
                                  2005        2004        2005        2004
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,948)   (170,549)   (195,427)   (254,453)
   Net realized gain
     (loss) on
     investments.............     169,478    (118,187)     77,732    (381,930)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     792,514     760,934     339,203   1,841,615
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     828,044     472,198     221,508   1,205,232
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       1,534      38,069       2,635      16,934
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (156,277)    (42,584)    (59,562)   (187,498)
     Surrenders..............  (1,283,053) (1,899,271) (2,928,300) (3,071,025)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (14,346)    (20,192)    (19,293)    (27,231)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (164,270)   (414,555)   (124,333)       (620)
     Transfers (to) from
       other subaccounts.....    (758,686) (1,553,717)   (964,914)   (977,370)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,375,098) (3,892,250) (4,093,767) (4,246,810)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (1,547,054) (3,420,052) (3,872,259) (3,041,578)
Net assets at beginning
  of year....................  11,017,867  14,437,919  17,008,576  20,050,154
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 9,470,813  11,017,867  13,136,317  17,008,576
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     313,601     421,381     163,543     294,679
   Units redeemed............    (563,419)   (856,117)   (424,279)   (571,390)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (249,818)   (434,736)   (260,737)   (276,711)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                                     Oppenheimer         Oppenheimer Aggressive         Oppenheimer
                                  Aggressive Growth          Growth Fund/                Balanced
                                       Fund/VA           VA -- Service Shares             Fund/VA
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005         2004
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,316,663)  (1,419,315)   (88,029)    (61,847)      308,955     (290,902)
   Net realized gain
     (loss) on
     investments.............      296,370   (5,323,519)   298,898     115,684     2,555,057    1,616,659
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,576,505   23,748,494    318,085     629,593    (3,926,621)   5,166,701
   Capital gain
     distributions...........           --           --         --          --     2,780,084           --
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    9,556,212   17,005,660    528,954     683,430     1,717,475    6,492,458
                              ------------  -----------  ---------   ---------   -----------  -----------
From capital
  transactions:
   Net premiums..............      263,302       86,822    630,997   1,258,379       124,075      138,698
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (745,354)    (642,781)   (42,672)    (42,359)   (1,250,787)    (638,372)
     Surrenders..............  (14,601,139) (15,734,391)  (958,724)   (351,731)  (13,275,088) (12,139,595)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (103,342)    (127,568)   (12,170)     (7,526)      (83,401)     (84,433)
     Capital
       contribution
       (withdrawal)..........           --           --         --          --            --           --
     Transfers (to) from
       the Guarantee
       Account...............     (317,480)     (22,333)    19,446     259,356       340,936       84,573
     Transfers (to) from
       other subaccounts.....   (3,388,724)  (5,513,482)   438,818   1,161,165     2,830,446    9,887,898
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (18,892,737) (21,953,733)    75,695   2,277,284   (11,313,819)  (2,751,231)
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets.................   (9,336,525)  (4,948,073)   604,649   2,960,714    (9,596,344)   3,741,227
Net assets at beginning
  of year....................  103,435,057  108,383,130  5,612,014   2,651,300    81,204,655   77,463,428
                              ------------  -----------  ---------   ---------   -----------  -----------
Net assets at end of
  period..................... $ 94,098,532  103,435,057  6,216,663   5,612,014    71,608,311   81,204,655
                              ============  ===========  =========   =========   ===========  ===========
Changes in units (note
  5):
   Units purchased...........      428,389      632,070    224,161     380,933       991,719    1,075,230
   Units redeemed............   (1,114,360)  (1,433,475)  (221,681)   (202,630)   (1,376,413)  (1,018,468)
                              ------------  -----------  ---------   ---------   -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (685,971)    (801,405)     2,480     178,303      (384,693)      56,762
                              ============  ===========  =========   =========   ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------------
                                     Oppenheimer           Oppenheimer Capital      Oppenheimer Capital
                                 Balanced Fund/VA --          Appreciation        Appreciation Fund/VA --
                                   Service Shares                Fund/VA              Service Shares
                              ------------------------  ------------------------  ----------------------
                                           Period from
                                            April 30,
                               Year ended    2004 to     Year ended December 31,  Year ended December 31,
                              December 31, December 31, ------------------------  ----------------------
                                  2005         2004         2005         2004        2005        2004
                              ------------ ------------ -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (93,896)    (34,514)     (645,810)  (1,944,758)   (111,438)   (139,874)
   Net realized gain
     (loss) on
     investments.............      30,210      14,024     3,162,593    1,203,001     327,199     174,624
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (3,339)    557,213     1,890,648    9,727,639     225,502     605,023
   Capital gain
     distributions...........     470,942          --            --           --          --          --
                              -----------   ---------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     403,917     536,723     4,407,431    8,985,882     441,263     639,773
                              -----------   ---------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  12,370,137   4,937,774       266,531      651,660   2,231,282   4,073,409
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      (1,785)         --    (1,434,458)  (1,646,758)    (45,564)    (19,121)
     Surrenders..............    (726,899)    (33,819)  (26,554,446) (24,485,138) (1,166,329)   (555,586)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (19,018)     (1,085)     (166,464)    (212,857)    (34,788)    (21,145)
     Capital
       contribution
       (withdrawal)..........          --          --            --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     872,991     106,053    (1,073,900)     (92,196)    136,829     663,340
     Transfers (to) from
       other subaccounts.....   4,559,693   3,833,505    (9,690,882)  (1,830,751)   (684,546)  1,908,358
                              -----------   ---------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  17,055,119   8,842,428   (38,653,619) (27,616,040)    436,884   6,049,255
                              -----------   ---------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  17,459,036   9,379,151   (34,246,188) (18,630,158)    878,147   6,689,028
Net assets at beginning
  of year....................   9,379,151          --   171,409,755  190,039,913  13,465,307   6,776,279
                              -----------   ---------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,838,187   9,379,151   137,163,567  171,409,755  14,343,454  13,465,307
                              ===========   =========   ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   1,971,731     914,555       756,272    1,654,058     494,977     834,669
   Units redeemed............    (395,379)    (56,266)   (2,217,198)  (2,417,838)   (463,057)   (332,657)
                              -----------   ---------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,576,352     858,289    (1,460,926)    (763,780)     31,920     502,012
                              ===========   =========   ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------
                                     Oppenheimer            Oppenheimer Global         Oppenheimer High
                                      Core Bond            Securities Fund/VA --            Income
                                       Fund/VA                Service Shares                Fund/VA
                              -------------------------  ------------------------  ------------------------
                               Year ended December 31,    Year ended December 31,   Year ended December 31,
                              -------------------------  ------------------------  ------------------------
                                  2005          2004         2005         2004         2005         2004
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,034,631    3,257,789     (724,970)    (373,890)   4,269,315    5,338,715
   Net realized gain
     (loss) on
     investments.............      (40,778)     246,997    8,213,019    4,042,632   (1,283,789)  (1,427,269)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,131,497)     (42,183)   4,864,493   10,271,107   (2,421,910)   2,793,471
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      862,356    3,462,603   12,352,542   13,939,849      563,616    6,704,917
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      127,347       96,681   11,400,234   12,939,658      204,669      204,683
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (881,547)  (1,383,713)    (495,461)    (456,952)  (1,311,522)  (1,658,565)
     Surrenders..............  (15,689,547) (15,720,005)  (5,464,532)  (5,353,027) (15,354,071) (17,861,103)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (85,593)    (105,875)    (194,249)    (131,081)     (75,138)    (105,111)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (197,401)  (1,772,830)   1,991,142    1,887,908     (840,563)    (571,186)
     Transfers (to) from
       other subaccounts.....    1,381,471   (6,126,189)  (4,482,431)  10,965,469   (2,627,201) (11,234,444)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,345,270) (25,011,931)   2,754,703   19,851,975  (20,003,826) (31,225,726)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (14,482,914) (21,549,328)  15,107,245   33,791,824  (19,440,210) (24,520,809)
Net assets at beginning
  of year....................   83,598,894  105,148,222  103,299,622   69,507,798   89,888,750  114,409,559
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 69,115,980   83,598,894  118,406,867  103,299,622   70,448,540   89,888,750
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........      824,729    1,009,881    4,027,286    4,459,070      790,430    1,844,187
   Units redeemed............   (1,528,149)  (2,239,302)  (4,020,088)  (2,651,932)  (1,542,544)  (3,346,701)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (703,419)  (1,229,421)       7,198    1,807,138     (752,114)  (1,502,514)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------
                                    Oppenheimer        Oppenheimer Main Street
                               Main Street Fund/VA --         Small Cap
                                   Service Shares      Fund/VA -- Service Shares
                              -----------------------  ------------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ------------------------
                                  2005        2004        2005         2004
                              -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (204,815)   (480,777)   (395,794)    (248,987)
   Net realized gain
     (loss) on
     investments.............   1,458,829   1,128,440   1,146,878      482,893
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     988,795   3,473,483     612,287    2,858,878
   Capital gain
     distributions...........          --          --     639,788           --
                              -----------  ----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,242,809   4,121,146   2,003,159    3,092,784
                              -----------  ----------  ----------   ----------
From capital
  transactions:
   Net premiums..............   2,469,447   5,780,847   6,732,669    7,666,157
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (240,176) (1,047,878)    (68,799)     (83,768)
     Surrenders..............  (4,375,024) (3,297,804) (1,010,447)    (769,273)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (105,868)    (94,716)    (59,307)     (28,130)
     Capital
       contribution
       (withdrawal)..........          --          --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     508,756     969,916     446,398      997,648
     Transfers (to) from
       other subaccounts.....  (2,123,973)   (334,779) (2,066,383)   5,159,551
                              -----------  ----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,866,838)  1,975,586   3,974,131   12,942,185
                              -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets.................  (1,624,029)  6,096,732   5,977,290   16,034,969
Net assets at beginning
  of year....................  58,647,827  52,551,095  24,652,594    8,617,625
                              -----------  ----------  ----------   ----------
Net assets at end of
  period..................... $57,023,798  58,647,827  30,629,884   24,652,594
                              ===========  ==========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........     678,599   1,550,711   1,091,888    1,735,484
   Units redeemed............  (1,167,491) (1,452,934)   (830,972)    (805,289)
                              -----------  ----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (488,892)     97,777     260,916      930,195
                              ===========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  PIMCO Variable Insurance Trust
                              ---------------------------------------------------------------------
                                                   Foreign Bond Portfolio         High Yield
                                   All Asset       (U.S. Dollar Hedged) --       Portfolio --
                              Portfolio -- Advisor     Administrative           Administrative
                                  Class Shares          Class Shares             Class Shares
                              -------------------- ----------------------  ------------------------
                                  Period from
                               April 29, 2005 to   Year ended December 31,  Year ended December 31,
                                  December 31,     ----------------------  ------------------------
                                      2005            2005        2004         2005         2004
                              -------------------- ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $  117,037         197,340     173,279    4,791,650    4,656,375
   Net realized gain
     (loss) on
     investments.............            (450)        100,903      19,116    1,504,090    1,329,609
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         (65,617)        125,228      90,885   (4,049,039)     554,894
   Capital gain
     distributions...........          11,715              --     111,556           --           --
                                   ----------      ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........          62,685         423,471     394,836    2,246,701    6,540,878
                                   ----------      ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............       1,264,723         240,848     135,525    9,295,785   15,859,281
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........              --         (89,488)    (43,715)    (449,519)    (702,049)
     Surrenders..............         (71,569)       (900,615)   (974,389)  (6,711,266)  (5,905,791)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (3,726)        (17,771)    (16,696)    (183,068)    (156,053)
     Capital contribution....              --              --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............         544,758          87,516     310,937      526,286    3,428,581
     Transfers (to) from
       other subaccounts.....       4,636,506       1,236,120    (468,465)  (9,632,267)  (5,661,142)
                                   ----------      ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       6,370,692         556,610  (1,056,803)  (7,154,049)   6,862,827
                                   ----------      ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................       6,433,377         980,081    (661,967)  (4,907,348)  13,403,705
Net assets at beginning
  of year....................              --      10,642,477  11,304,444  103,508,667   90,104,962
                                   ----------      ----------  ----------  -----------  -----------
Net assets at end of
  period.....................      $6,433,377      11,622,558  10,642,477   98,601,319  103,508,667
                                   ==========      ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........         644,898         386,914     188,552    2,888,564    4,168,437
   Units redeemed............         (26,805)       (338,987)   (279,121)  (3,422,201)  (3,610,929)
                                   ----------      ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................         618,093          47,928     (90,569)    (533,637)     557,508
                                   ==========      ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------
                                     Long-Term
                                  U.S. Government              Low                Total Return
                                    Portfolio --             Duration             Portfolio --
                                   Administrative      Portfolio -- Advisor      Administrative
                                    Class Shares           Class Shares           Class Shares
                              -----------------------  -------------------- ------------------------
                                                           Period from
                                                            April 29,
                              Year ended December 31,        2005 to         Year ended December 31,
                              -----------------------      December 31,     ------------------------
                                  2005        2004             2005             2005         2004
                              -----------  ----------  -------------------- -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,742,841   1,784,468          74,771         7,969,916    2,545,614
   Net realized gain
     (loss) on
     investments.............     364,762     379,401          (8,601)          980,841    1,435,932
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,334,646)    436,797         (56,195)       (8,448,434)   1,457,881
   Capital gain
     distributions...........   1,194,449   1,008,223          10,301         2,107,684    2,363,875
                              -----------  ----------       ---------       -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,967,406   3,608,889          20,276         2,610,007    7,803,302
                              -----------  ----------       ---------       -----------  -----------
From capital
  transactions:
   Net premiums..............   2,908,189   5,485,266       7,924,222        25,998,060   33,075,993
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (602,258)   (953,607)             --        (2,091,454)  (1,846,343)
     Surrenders..............  (6,029,946) (6,622,658)        (54,816)      (21,116,864) (16,383,330)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (96,886)    (99,926)           (128)         (453,257)    (405,046)
     Capital contribution....          --          --              --                --           --
     Transfers (to) from
       the Guarantee
       Account...............     256,072     519,745         358,578        (1,352,944)   2,672,461
     Transfers (to) from
       other subaccounts.....  (3,514,798) (6,600,809)        778,624         8,002,106   (1,890,693)
                              -----------  ----------       ---------       -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (7,079,627) (8,271,989)      9,006,480         8,985,647   15,223,042
                              -----------  ----------       ---------       -----------  -----------
Increase (decrease) in
  net assets.................  (5,112,221) (4,663,100)      9,026,756        11,595,654   23,026,344
Net assets at beginning
  of year....................  66,481,913  71,145,013              --       273,766,563  250,740,219
                              -----------  ----------       ---------       -----------  -----------
Net assets at end of
  period..................... $61,369,692  66,481,913       9,026,756       285,362,217  273,766,563
                              ===========  ==========       =========       ===========  ===========
Changes in units (note
  5):
   Units purchased...........     929,491   2,345,947       1,171,466         8,172,107    9,278,374
   Units redeemed............  (1,394,331) (2,909,904)       (266,586)       (7,178,175)  (7,634,991)
                              -----------  ----------       ---------       -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (464,840)   (563,957)        904,881           993,932    1,643,383
                              ===========  ==========       =========       ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               The Prudential Series Fund, Inc.
                              -------------------------------------------------------------------
                               Jennison 20/20 Focus   Jennison Portfolio --     Natural Resources
                              Portfolio -- Class II      Class II Shares      Portfolio -- Class II
                              ---------------------   ----------------------  ---------------------
                                                                                   Period from
                              Year ended December 31, Year ended December 31,   April 29, 2005 to
                              ---------------------   ----------------------      December 31,
                                 2005         2004       2005        2004             2005
                              ----------   ---------  ---------   ---------   ---------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (56,956)    (11,802)   (27,325)    (12,195)          (23,118)
   Net realized gain
     (loss) on
     investments.............     87,436       8,122     75,854       3,957            86,159
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    750,423     156,712    176,559      80,364           440,040
   Capital gain
     distributions...........         --          --         --          --                --
                              ----------   ---------  ---------   ---------         ---------
       Increase
         (decrease) in
         net assets from
         operations..........    780,903     153,032    225,088      72,126           503,081
                              ----------   ---------  ---------   ---------         ---------
From capital
  transactions:
   Net premiums..............  1,472,459   1,101,846    962,415     737,875         1,274,417
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --    (19,939)    (10,431)           (9,103)
     Surrenders..............    (70,533)    (47,450)   (97,823)    (31,776)          (56,678)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (7,868)       (641)    (2,614)     (1,288)           (2,719)
     Capital contribution....         --          --         --          --                --
     Transfers (to) from
       the Guarantee
       Account...............     68,438      39,342      5,092    (289,691)          145,849
     Transfers (to) from
       other subaccounts.....  3,474,038     264,039    796,754     191,916         2,594,784
                              ----------   ---------  ---------   ---------         ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  4,936,534   1,357,136  1,643,885     596,605         3,946,550
                              ----------   ---------  ---------   ---------         ---------
Increase (decrease) in
  net assets.................  5,717,437   1,510,168  1,868,973     668,731         4,449,631
Net assets at beginning
  of year....................  1,697,621     187,453  1,149,557     480,826                --
                              ----------   ---------  ---------   ---------         ---------
Net assets at end of
  period..................... $7,415,058   1,697,621  3,018,530   1,149,557         4,449,631
                              ==========   =========  =========   =========         =========
Changes in units (note
  5):
   Units purchased...........    354,043     120,201    193,709      70,679           756,352
   Units redeemed............    (29,923)    (12,565)   (61,497)    (13,194)         (456,739)
                              ----------   ---------  ---------   ---------         ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    324,120     107,636    132,212      57,485           299,613
                              ==========   =========  =========   =========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 The Prudential Series Fund, Inc. (continued)    Rydex Variable Trust
                                 -------------------------------------------    ----------------------
                                 SP Prudential U.S.      SP William Blair
                                  Emerging Growth        International Growth
                                 Portfolio -- Class II   Portfolio -- Class II         OTC Fund
                                 ----------------------  -------------------    ----------------------
                                 Year ended December 31, Year ended December 31, Year ended December 31
                                 ----------------------  -------------------    ----------------------
                                   2005        2004       2005         2004        2005        2004
                                  --------     ------     ------       ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  9,329     (1,312)        37         (253)     (196,505)   (207,855)
   Net realized gain
     (loss) on
     investments................    1,857        154        316          228       835,674     249,078
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   (2,185)    16,227      1,477        2,253      (742,367)    789,321
   Capital gain
     distributions..............    2,536         23        539           --            --          --
                                  --------     ------     ------       ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............   11,537     15,092      2,369        2,228      (103,198)    830,544
                                  --------     ------     ------       ------   ----------  ----------
From capital
  transactions:
   Net premiums.................       --         --         --           --     1,622,742   2,128,716
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............  (16,316)        --         --           --        (4,585)    (23,088)
     Surrenders.................     (311)      (241)      (812)        (757)     (897,414)   (843,147)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (152)      (133)       (27)         (25)      (46,280)    (28,509)
     Capital contribution.......       --         --         --           --            --          --
     Transfers (to) from
       the Guarantee
       Account..................     (126)       216         (1)          --       154,986     922,839
     Transfers (to) from
       other subaccounts........       --         --         --           --       472,213  (1,841,001)
                                  --------     ------     ------       ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (16,905)      (158)      (840)        (782)    1,301,662     315,810
                                  --------     ------     ------       ------   ----------  ----------
Increase (decrease) in
  net assets....................   (5,368)    14,934      1,529        1,446     1,198,464   1,146,354
Net assets at beginning
  of year.......................   95,183     80,249     17,635       16,189    14,028,093  12,881,739
                                  --------     ------     ------       ------   ----------  ----------
Net assets at end of
  period........................ $ 89,815     95,183     19,164       17,635    15,226,557  14,028,093
                                  ========     ======     ======       ======   ==========  ==========
Changes in units (note
  5):
   Units purchased..............       --      1,068         --            1     3,541,366   2,163,663
   Units redeemed...............   (1,792)    (1,112)       (93)         (99)   (3,464,869) (2,468,921)
                                  --------     ------     ------       ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................   (1,792)       (44)       (93)         (98)       76,496    (305,258)
                                  ========     ======     ======       ======   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Salomon Brothers Variable Series Funds Inc
                              --------------------------------------------------------------------------------
                              Salomon Brothers Variable Salomon Brothers Variable Salomon Brothers Variable
                              All Cap Fund -- Class II  Investors Fund -- Class I Strategic Bond Fund -- Class I
                              -----------------------   ------------------------  -----------------------------
                              Year ended December 31,   Year ended December 31,   Year ended December 31,
                              -----------------------   ------------------------  -----------------------------
                                  2005         2004        2005         2004         2005            2004
                              -----------   ----------  ----------   ----------     ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (134,546)    (170,140)   (182,198)     (32,944)   1,928,019       1,488,471
   Net realized gain
     (loss) on
     investments.............     267,812      354,800   1,822,264    1,381,002       51,898         325,407
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     186,834      391,700     537,936    2,988,242   (2,172,053)       (344,829)
   Capital gain
     distributions...........      11,005           --          --           --      624,055         804,709
                              -----------   ----------  ----------   ----------     ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........     331,105      576,360   2,178,002    4,336,300      431,919       2,273,758
                              -----------   ----------  ----------   ----------     ----------     ----------
From capital
  transactions:
   Net premiums..............   2,328,544    5,007,314     163,809      220,444       43,307         119,965
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (73,592)     (53,283)   (196,856)    (468,134)    (337,916)       (393,186)
     Surrenders..............    (682,296)    (468,812) (6,484,075)  (5,328,335)  (7,260,118)     (5,633,166)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (42,676)     (27,443)    (54,172)     (62,110)     (43,114)        (49,289)
     Capital contribution....          --           --          --           --           --              --
     Transfers (to) from
       the Guarantee
       Account...............     181,690    1,272,863    (272,264)     178,420      396,389      (1,847,602)
     Transfers (to) from
       other subaccounts.....    (774,240)     928,649  (3,093,172)      81,098    1,327,569       1,874,387
                              -----------   ----------  ----------   ----------     ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     937,430    6,659,288  (9,936,730)  (5,378,617)  (5,873,883)     (5,928,891)
                              -----------   ----------  ----------   ----------     ----------     ----------
Increase (decrease) in
  net assets.................   1,268,535    7,235,648  (7,758,728)  (1,042,317)  (5,441,964)     (3,655,133)
Net assets at beginning
  of year....................  14,350,748    7,115,100  52,750,670   53,792,987   47,174,113      50,829,246
                              -----------   ----------  ----------   ----------     ----------     ----------
Net assets at end of
  period..................... $15,619,283   14,350,748  44,991,942   52,750,670   41,732,149      47,174,113
                              ===========   ==========  ==========   ==========     ==========     ==========
Changes in units (note
  5):
   Units purchased...........     412,725    1,392,873     449,698    1,041,664      906,879       1,255,569
   Units redeemed............    (333,440)    (892,531) (1,141,782)  (1,458,073)  (1,320,365)     (1,699,453)
                              -----------   ----------  ----------   ----------     ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      79,285      500,342    (692,084)    (416,409)    (413,485)       (443,884)
                              ===========   ==========  ==========   ==========     ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Salomon Brothers Variable Series Funds Inc (continued)
                              -----------------------------------------------------
                              Salomon Brothers Variable   Salomon Brothers Variable
                                Total Return Fund --        Total Return Fund --
                                      Class I                     Class II
                              --------------------------  -------------------------
                                                                 Period from
                              Year ended December 31,         April 29, 2005 to
                              --------------------------        December 31,
                                  2005          2004                2005
                               -----------   ----------   -------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    72,837        87,335              29,615
   Net realized gain
     (loss) on
     investments.............     377,234       398,568                 565
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (307,022)      463,024             (28,004)
   Capital gain
     distributions...........      79,353       288,233               6,544
                               -----------   ----------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........     222,402     1,237,160               8,720
                               -----------   ----------           ---------
From capital
  transactions:
   Net premiums..............      23,851        57,859           1,800,771
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (146,833)     (464,570)                 --
     Surrenders..............  (2,062,956)   (2,329,517)             (2,081)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (14,533)      (17,684)                 --
     Capital contribution....          --            --                  --
     Transfers (to) from
       the Guarantee
       Account...............    (103,953)      345,181             267,301
     Transfers (to) from
       other subaccounts.....    (932,791)      431,086              10,851
                               -----------   ----------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,237,215)   (1,977,645)          2,076,842
                               -----------   ----------           ---------
Increase (decrease) in
  net assets.................  (3,014,813)     (740,485)          2,085,562
Net assets at beginning
  of year....................  17,838,207    18,578,692                  --
                               -----------   ----------           ---------
Net assets at end of
  period..................... $14,823,394    17,838,207           2,085,562
                               ===========   ==========           =========
Changes in units (note
  5):
   Units purchased...........     183,525       311,413             229,360
   Units redeemed............    (455,567)     (478,962)            (28,910)
                               -----------   ----------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (272,042)     (167,549)            200,450
                               ===========   ==========           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Scudder Variable Series II
                              --------------------------------------------
                                  Scudder      SVS Dreman      SVS Dreman
                                Technology     High Return      Small Cap
                                  Growth         Equity           Value
                               Portfolio --   Portfolio --    Portfolio --
                              Class B Shares  Class B Shares Class B Shares
                              --------------  ------------   --------------
                                Year ended     Year ended      Year ended
                               December 31,   December 31,    December 31,
                              --------------  ------------   --------------
                               2005    2004    2005    2004   2005    2004
                              ------  ------  -----   -----  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (14)     (9)    (5)    (53)    (38)     (2)
   Net realized gain
     (loss) on
     investments.............     (1)    166     25      28       3     124
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     11    (156)   325     589     397      --
   Capital gain
     distributions...........     --      --     --      --      --      --
                              ------  ------  -----   -----  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........     (4)      1    345     564     362     122
                              ------  ------  -----   -----  ------  ------
From capital
  transactions:
   Net premiums..............  1,800      --     --   5,162   3,000      --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     --      --     --      --      --      --
     Surrenders..............     --      --     --      --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1)     (2)    --      --      --      --
     Capital contribution....     --      --     --      --      --      --
     Transfers (to) from
       the Guarantee
       Account...............     55    (999) 2,489      36   7,927    (122)
     Transfers (to) from
       other subaccounts.....  1,524    (147)   (95)     --     271      --
                              ------  ------  -----   -----  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  3,378  (1,148) 2,394   5,198  11,198    (122)
                              ------  ------  -----   -----  ------  ------
Increase (decrease) in
  net assets.................  3,374  (1,147) 2,739   5,762  11,560      --
Net assets at beginning
  of year....................    577   1,724  5,762      --      --      --
                              ------  ------  -----   -----  ------  ------
Net assets at end of
  period..................... $3,951     577  8,501   5,762  11,560      --
                              ======  ======  =====   =====  ======  ======
Changes in units (note
  5):
   Units purchased...........    383      10    170     907     634   1,249
   Units redeemed............   (134)    (86)   (13)   (506)     --  (1,249)
                              ------  ------  -----   -----  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    250     (76)   157     401     634      --
                              ======  ======  =====   =====  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Van Kampen Life Investment Trust
                              ----------------------------------------------
                                      Comstock            Emerging Growth
                                    Portfolio --            Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  ---------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ---------------------
                                  2005        2004        2005         2004
                              -----------  ----------  ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (471,092)   (419,409)   (152,186)   (129,303)
   Net realized gain
     (loss) on
     investments.............   2,660,391   1,641,590     248,219     273,494
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,637,338)  6,415,899     510,052     447,313
   Capital gain
     distributions...........   2,495,867          --          --          --
                              -----------  ----------  ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,047,828   7,638,080     606,085     591,504
                              -----------  ----------  ----------   ---------
From capital
  transactions:
   Net premiums..............  19,613,161  16,248,714   1,488,960   2,118,492
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (247,047)   (171,591)   (101,871)    (78,700)
     Surrenders..............  (4,240,297) (1,929,577)   (492,578)   (527,943)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (169,587)    (95,284)    (27,129)    (20,277)
     Capital contribution....          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   2,674,160   3,057,751      13,357     207,550
     Transfers (to) from
       other subaccounts.....  (1,340,340) 15,841,723    (556,048)    446,472
                              -----------  ----------  ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,290,050  32,951,736     324,691   2,145,594
                              -----------  ----------  ----------   ---------
Increase (decrease) in
  net assets.................  18,337,878  40,589,816     930,776   2,737,098
Net assets at beginning
  of year....................  69,254,251  28,664,435   9,860,645   7,123,547
                              -----------  ----------  ----------   ---------
Net assets at end of
  period..................... $87,592,129  69,254,251  10,791,421   9,860,645
                              ===========  ==========  ==========   =========
Changes in units (note
  5):
   Units purchased...........   4,083,881   4,131,057     301,044     638,439
   Units redeemed............  (2,841,196) (1,273,596)   (284,447)   (413,690)
                              -----------  ----------  ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,242,685   2,857,461      16,597     224,749
                              ===========  ==========  ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2005

(1)Description of Entity

   On January 1, 2006, GE Life and Annuity Assurance Company changed its name to Genworth Life and Annuity Insurance Company (hereinafter referred to as "Genworth Life & Annuity") and GE Life & Annuity Separate Account 4 changed its name to Genworth Life & Annuity VA Separate Account 1 (hereinafter referred to as the "Separate Account"). The Separate Account is a separate investment account established on August 19, 1987 by Genworth Life & Annuity pursuant to the laws of the Commonwealth of Virginia. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. Genworth Life & Annuity uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by Genworth Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Separate Account belong to Genworth Life & Annuity. Nonetheless, Genworth Life & Annuity does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which Genworth Life & Annuity may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for Genworth
Life & Annuity's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business Genworth Life & Annuity may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   All designated portfolios described below are series type mutual funds.

   Effective April 29, 2005, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 PIMCO Variable Insurance Trust
  AIM V.I. Real Estate Fund -- Series II shares                All Asset Portfolio -- Advisor Class Shares
American Century Variable Portfolios II, Inc.                PIMCO Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     Low Duration Portfolio -- Advisor Class Shares
FAM Variable Series Fund, Inc.                               The Prudential Series Fund, Inc.
  Mercury Global Allocation V.I. Fund -- Class III Shares      Natural Resources Portfolio -- Class II
Franklin Templeton Variable Insurance Products Trust         Salomon Brothers Variable Series Funds Inc
  Franklin Income Securities Fund -- Class 2 Shares            Salomon Brothers Variable Total Return Fund -- Class II

   Effective August 25, 2005, the GE Investments Funds, Inc. -- Global Income Fund was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


   Effective April 30, 2004, the following portfolios were made available to the Separate Account.

Evergreen Variable Annuity Trust                             FAM Variable Series Fund, Inc.
  Evergreen VA Omega Fund -- Class 2                           Mercury Large Cap Growth V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund                    FAM Variable Series Fund, Inc.
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           Mercury Value Opportunities V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund                    Oppenheimer Variable Account Funds
  VIP Value Strategies Portfolio -- Service Class 2            Oppenheimer Balanced Fund/VA -- Service Shares
FAM Variable Series Fund, Inc.
  Mercury Basic Value V.I. Fund -- Class III Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Separate Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Separate Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I Shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares were added to the Separate Account.

   As of December 31, 2005, The Prudential Series Fund, Inc. -- Equity Portfolio -- Class II Shares portfolio fund was available, but not shown on the statement due to not having any activity.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period

  (c) Unit Classes

   There are twenty-four unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of Genworth Life & Annuity. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. Genworth Life & Annuity is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2005 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    18,542 $    16,192
 AIM V.I. Basic Value Fund -- Series II shares............................   9,970,251   6,526,535
 AIM V.I. Blue Chip Fund -- Series I shares...............................       7,521       3,690
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   1,888,702   4,628,672
 AIM V.I. Capital Development Fund -- Series I shares.....................      16,918      15,105
 AIM V.I. Core Equity Fund -- Series I shares.............................       1,031       3,787
 AIM V.I. Government Securities Fund -- Series I shares...................       8,854          51
 AIM V.I. Growth Fund -- Series I shares..................................   1,778,833   2,224,927
 AIM V.I. International Growth Fund -- Series II shares...................  17,601,990   6,136,880
 AIM V.I. Premier Equity Fund -- Series I shares..........................   2,282,517   6,582,637
 AIM V.I. Real Estate Fund -- Series II shares............................       7,108           8
 AIM V.I. Technology Fund -- Series I shares..............................          --          67
 AIM V.I. Utilities Fund -- Series I shares...............................       4,407          19
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares........................  13,658,258  46,502,719
 Alger American Small Capitalization Portfolio -- Class O Shares..........  22,413,425  38,471,915
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B.................   1,604,542   1,794,769
 AllianceBernstein Growth and Income Portfolio -- Class B.................  35,576,821  49,316,547
 AllianceBernstein International Value Portfolio -- Class B...............  26,739,323   7,571,515
 AllianceBernstein Large Cap Growth Portfolio -- Class B..................   7,541,500   9,281,933
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   3,468,442   6,774,719
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.......................................      35,857         382
 VP International Fund -- Class I.........................................         938          --
 VP Ultra(R) Fund -- Class I..............................................      42,016       3,832
 VP Value Fund -- Class I.................................................      21,051       3,281
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II.................................   2,406,282     697,568
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      36,142       8,287
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............     113,482      17,005
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     121,046     592,238

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund................................. $ 39,497,462 $ 25,481,786
 VT Worldwide Health Sciences Fund............................    4,364,005    3,519,108
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2...........................      684,374      373,250
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares............    3,842,152      918,582
 Mercury Global Allocation V.I. Fund -- Class III Shares......    1,603,776      634,795
 Mercury Large Cap Growth V.I. Fund -- Class III Shares.......    1,028,425      298,891
 Mercury Value Opportunities V.I. Fund -- Class III Shares....    4,212,437    1,338,067
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.........    4,762,477   18,675,898
 Federated Capital Income Fund II.............................    3,049,955    7,652,991
 Federated High Income Bond Fund II -- Primary Shares.........   27,851,765   40,947,047
 Federated High Income Bond Fund II -- Service Shares.........   28,518,546   31,545,492
 Federated Kaufmann Fund II -- Service Shares.................   21,768,686   15,616,034
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............   11,435,694   44,855,387
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........   14,957,502    3,766,609
 VIP Contrafund(R) Portfolio -- Initial Class.................   79,910,564  115,431,309
 VIP Contrafund(R) Portfolio -- Service Class 2...............   81,924,685   45,726,056
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,602,674      517,564
 VIP Equity-Income Portfolio -- Initial Class.................   63,244,625  125,123,353
 VIP Equity-Income Portfolio -- Service Class 2...............   36,408,640   31,417,669
 VIP Growth & Income Portfolio -- Initial Class...............   10,899,365   31,759,998
 VIP Growth & Income Portfolio -- Service Class 2.............    5,180,860    7,464,321
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,512,242   10,614,204
 VIP Growth Portfolio -- Initial Class........................   16,746,888   70,338,712
 VIP Growth Portfolio -- Service Class 2......................    8,912,469   14,272,154
 VIP Mid Cap Portfolio -- Initial Class.......................        5,162        9,787
 VIP Mid Cap Portfolio -- Service Class 2.....................  101,068,782   71,170,385
 VIP Overseas Portfolio -- Initial Class......................   14,322,084   26,027,849
 VIP Value Strategies Portfolio -- Service Class 2............    2,007,280      782,888
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares............   96,516,701   37,474,610
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..      313,346      269,443
 Mutual Shares Securities Fund -- Class 2 Shares..............      101,127       37,460
 Templeton Foreign Securities Fund -- Class I Shares..........   17,868,384    4,130,859
 Templeton Foreign Securities Fund -- Class 2 Shares..........      212,934      200,689
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       26,030       24,325
 Templeton Global Income Securities Fund -- Class I Shares....   10,509,771    2,018,322
GE Investments Funds, Inc.:
 Global Income Fund...........................................    1,283,568   16,491,377
 Income Fund..................................................   28,673,122   43,689,676
 International Equity Fund....................................   23,253,981   22,873,148
 Mid-Cap Equity Fund..........................................   43,267,804   64,572,164
 Money Market Fund............................................  554,141,996  584,028,138

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                ------------ ------------
 Premier Growth Equity Fund.................................. $ 20,061,664 $ 39,669,897
 Real Estate Securities Fund.................................   63,653,507   64,593,397
 S&P 500(R) Index Fund.......................................   77,557,213  166,764,477
 Small-Cap Value Equity Fund.................................   50,012,005   46,568,093
 Total Return Fund...........................................  633,762,009  211,868,024
 U.S. Equity Fund............................................   13,925,351   27,308,953
 Value Equity Fund...........................................    6,787,471    7,862,063
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund........................   14,655,539   16,202,940
 Goldman Sachs Mid Cap Value Fund............................   84,069,627   72,928,929
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II    3,674,600    1,839,882
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares..................   31,000,899  106,358,064
 Balanced Portfolio -- Service Shares........................   25,287,410   28,833,569
 Core Equity Portfolio -- Institutional Shares...............        2,324          121
 Flexible Bond Portfolio -- Institutional Shares.............   11,476,616   22,286,694
 Forty Portfolio -- Institutional Shares.....................   25,901,534   58,434,085
 Forty Portfolio -- Service Shares...........................    6,348,823    7,635,465
 Global Life Sciences Portfolio -- Service Shares............   10,266,871   12,014,213
 Global Technology Portfolio -- Service Shares...............    4,639,049    8,682,637
 Large Cap Growth Portfolio -- Institutional Shares..........   13,389,936   59,130,307
 Large Cap Growth Portfolio -- Service Shares................      969,188    4,378,892
 International Growth Portfolio -- Institutional Shares......   43,860,624   49,546,954
 International Growth Portfolio -- Service Shares............    2,369,989    8,293,147
 Mid Cap Growth Portfolio -- Institutional Shares............   12,605,105   40,999,642
 Mid Cap Growth Portfolio -- Service Shares..................    3,856,025    6,663,968
 Worldwide Growth Portfolio -- Institutional Shares..........   16,760,444   69,736,069
 Worldwide Growth Portfolio -- Service Shares................    2,340,636    5,221,193
J.P. Morgan Series Trust II:
 Bond Portfolio..............................................      132,198       28,103
 International Equity Portfolio..............................       64,720       12,820
 Mid Cap Value Portfolio.....................................      122,672       62,718
 Small Company Portfolio.....................................       28,269       10,899
 U.S. Large Cap Core Equity Portfolio........................        9,907        7,901
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class Shares    3,259,695    5,645,118
 MFS(R) Investors Trust Series -- Service Class Shares.......    2,779,855    4,514,788
 MFS(R) New Discovery Series -- Service Class Shares.........    8,686,839   14,598,702
 MFS(R) Strategic Income Series -- Service Class Shares......        2,907          286
 MFS(R) Total Return Series -- Service Class Shares..........   23,790,687    3,377,138
 MFS(R) Utilities Series -- Service Class Shares.............   21,058,766   20,526,504
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio............................   34,489,338   20,701,198
 Nations Marsico International Opportunities Portfolio.......   39,464,781   26,709,984
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio..............................    3,105,251    5,613,702
 Old Mutual Growth II Portfolio..............................    2,618,414    6,916,042

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                              Cost of     Proceeds
                                                                               Shares       from
Fund/Portfolio                                                                Acquired   Shares Sold
--------------                                                              ------------ -----------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA..................................... $  9,523,535 $29,740,126
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................    3,250,193   3,237,920
 Oppenheimer Balanced Fund/VA..............................................   24,003,507  32,142,801
 Oppenheimer Balanced Fund/VA -- Service Shares............................   22,256,878   4,899,141
 Oppenheimer Capital Appreciation Fund/VA..................................   17,312,242  56,633,911
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    6,510,933   6,135,114
 Oppenheimer Core Bond Fund/VA.............................................   19,405,486  31,832,482
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   47,667,612  45,437,587
 Oppenheimer High Income Fund/VA...........................................   24,402,226  40,139,677
 Oppenheimer Main Street Fund/VA -- Service Shares.........................    7,319,355  11,387,527
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   17,372,107  13,174,772
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares...............................    6,994,936     494,343
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    5,123,152   4,587,827
 High Yield Portfolio -- Administrative Class Shares.......................   42,767,847  45,056,740
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   16,259,943  20,426,004
 Low Duration Portfolio -- Advisor Class Shares............................   11,939,273   2,911,277
 Total Return Portfolio -- Administrative Class Shares.....................  110,969,278  92,054,840
The Prudential Series Fund, Inc.:
 Equity Portfolio -- Class II Shares.......................................           --          --
 Jennison Portfolio -- Class II Shares.....................................    2,321,971     931,767
 Jennison 20/20 Focus Portfolio -- Class II................................    5,685,431     805,379
 Natural Resources Portfolio -- Class II...................................   10,079,252   6,207,437
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..................       13,129      18,168
 SP William Blair International Growth Portfolio -- Class II...............          848       1,112
Rydex Variable Trust:
 OTC Fund..................................................................   18,852,865  17,730,774
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    5,587,908   4,727,354
 Salomon Brothers Variable Investors Fund -- Class I.......................    6,551,099  16,658,353
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................   15,974,024  19,524,015
 Salomon Brothers Variable Total Return Fund -- Class I....................    2,555,191   5,646,899
 Salomon Brothers Variable Total Return Fund -- Class II...................    2,370,883     304,726
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................        5,181       1,817
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................        1,957         265
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................       11,199          37
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................   54,624,764  36,202,718
 Emerging Growth Portfolio -- Class II Shares..............................    3,298,818   2,954,548

(4)Related Party Transactions

  (a) Genworth Life & Annuity

   Net premium payments transferred from Genworth Life & Annuity represent gross premium payments recorded by Genworth Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Certain contract owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of Genworth Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that Genworth Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes shows the total charge percentage by unit type. The unit type may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from Genworth Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to Genworth Life & Annuity.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152 (Type 4 units), transfers from the general account for payments by Genworth Life & Annuity in the form of bonus credits include approximately $3.7 million and $6.2 million for the periods ended December 31, 2005 and 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of Genworth Life & Annuity, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by Genworth
Life & Annuity. Genworth Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of Genworth Life & Annuity are also officers and directors of CBC.

  (g) General Electric Company

   In 2004 and until December 7, 2005, GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to Genworth Life & Annuity since General Electric Company (the ultimate parent of

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, Genworth Life & Annuity and Capital Brokerage Corporation are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2005 and 2004 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by unit type and by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2005, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for Subaccounts and unit types that had outstanding units as of December 31/st/ of any given year and were still available to contract owners during 2005.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the Subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type I:                                             Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                            ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005........................................... 294,390   $19.49   $ 5,737     1.15%        0.24%    10.75%
   2004........................................... 377,759    17.60     6,647     1.15%        0.00%     4.28%
   2003........................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002........................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001........................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets      Expenses as a Investment
                                                                 ------------------- % of Average    Income    Total
Type I:                                                  Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                                --------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................   429,073   $11.80   $  5,062     1.15%        0.00%    15.54%
   2004...............................................   467,829    10.21      4,777     1.15%        0.00%    15.23%
   2003...............................................   512,921     8.86      4,545     1.15%        0.00%    40.71%
   2002...............................................   477,762     6.30      3,010     1.15%        0.00%   (27.07)%
   2001...............................................   642,188     8.64      5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   127,889    14.01      1,792     1.15%        1.27%     3.40%
   2004...............................................   111,316    13.55      1,508     1.15%        0.74%     9.94%
   2003...............................................   107,521    12.32      1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005...............................................   105,801    19.07      2,018     1.15%        1.59%     3.82%
   2004...............................................   138,387    18.37      2,542     1.15%        1.46%     8.51%
   2003...............................................   184,208    16.93      3,119     1.15%        1.57%    26.23%
   2002...............................................   211,139    13.41      2,831     1.15%        1.18%   (21.13)%
   2001...............................................   294,487    17.01      5,009     1.15%        1.38%    (5.51)%
 Federated Capital Income Fund II
   2005...............................................    98,289    15.01      1,476     1.15%        5.42%     5.07%
   2004...............................................   108,608    14.29      1,552     1.15%        4.55%     8.66%
   2003...............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002...............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001...............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005...............................................   102,986    18.76      1,932     1.15%        8.41%     1.48%
   2004...............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003...............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002...............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001...............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................... 3,232,120    31.12    100,571     1.15%        2.89%     2.85%
   2004............................................... 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................... 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................... 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................... 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005...............................................   832,633    38.84     32,343     1.15%        0.32%    15.60%
   2004...............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................... 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................... 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................... 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2005............................................. 1,190,309   $53.24   $ 63,372     1.15%        2.16%     4.65%
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................   178,427    16.51      2,946     1.15%        1.61%     6.40%
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................    86,365    12.25      1,058     1.15%        0.98%     7.64%
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................   887,690    51.26     45,502     1.15%        0.53%     4.59%
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................   183,190    20.07      3,676     1.15%        0.00%    16.66%
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................   742,708    30.58     22,715     1.15%        1.20%    17.68%
   2004.............................................   840,013    25.99     21,831     1.15%        1.12%    12.33%
   2003.............................................   912,602    23.14     21,115     1.15%        0.77%    41.72%
   2002.............................................   999,509    16.33     16,322     1.15%        0.78%   (21.20)%
   2001............................................. 1,258,600    20.72     26,078     1.15%        5.29%   (22.24)%
Franklin Templeton Variable Insurance Products
  Trust:
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005.............................................    35,653    11.17        398     1.15%        1.38%     9.21%
 Templeton Global Income Securities Fund --
   Class I Shares
   2005.............................................   105,991     9.72      1,030     1.15%        2.48%    (4.03)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................   431,066    13.88      5,983     1.15%        4.78%     0.87%
   2004.............................................   544,900    13.76      7,498     1.15%        4.53%     2.23%
   2003.............................................   804,637    13.46     10,831     1.15%        3.51%     2.41%
   2002............................................. 1,017,046    13.14     13,364     1.15%        3.97%     8.62%
   2001.............................................   964,324    12.10     11,668     1.15%        5.69%     5.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type I:                        Units   Unit Value  000s    Net Assets     Ratio     Return
-------                      --------- ---------- ------- ------------- ---------- ------
 International Equity Fund
   2005.....................   103,900   $17.37   $ 1,804     1.15%        1.08%    16.84%
   2004.....................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.....................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.....................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.....................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2005.....................   269,896    24.22     6,537     1.15%        2.32%    10.46%
   2004.....................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.....................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.....................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.....................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2005.....................   701,716    17.46    12,249     1.15%        2.71%     1.63%
   2004.....................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003..................... 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002..................... 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001..................... 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2005.....................   115,910    10.43     1,209     1.15%        0.33%     0.13%
   2004.....................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.....................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.....................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.....................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2005.....................   169,909    41.09     6,981     1.15%        5.60%    10.50%
   2004.....................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.....................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.....................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.....................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2005.....................   303,841    51.05    15,510     1.15%        1.48%     3.31%
   2004.....................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.....................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.....................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.....................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2005.....................    58,197    15.84       922     1.15%        1.07%     8.28%
   2004.....................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.....................    26,902    12.85       346     1.15%        0.08%    28.54%
 Total Return Fund
   2005.....................   216,188    43.66     9,438     1.15%        2.16%     2.48%
   2004.....................   246,359    42.60    10,495     1.15%        1.85%     6.94%
   2003.....................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002.....................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001.....................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type I:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                           --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2005..........................................    66,290   $11.82   $   784     1.15%        1.08%     1.33%
   2004..........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003..........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002..........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001..........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005..........................................   145,662    10.13     1,476     1.15%        1.61%     2.74%
   2004..........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003..........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002..........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001..........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2005..........................................   808,598    19.98    16,155     1.15%        2.89%    11.53%
   2004..........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003..........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002..........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001..........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005..........................................   813,814    26.62    21,665     1.15%        2.16%     6.71%
   2004..........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003.......................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002.......................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001.......................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Flexible Bond Portfolio -- Institutional Shares
   2005..........................................   116,876    18.05     2,109     1.15%        5.07%     0.83%
   2004..........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003..........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002..........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001..........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Forty Portfolio -- Institutional Shares
   2005..........................................   261,109    26.23     6,848     1.15%        0.21%    11.55%
   2004..........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003..........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002..........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001..........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    52,616    10.26       540     1.15%        0.00%    11.04%
   2004..........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003..........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002..........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001..........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Global Technology Portfolio -- Service Shares
   2005............................................   148,354   $ 3.91   $   581     1.15%        0.00%    10.27%
   2004............................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003............................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002............................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001............................................   150,593     4.22       636     1.15%        0.00%   (38.17)%
 International Growth Portfolio -- Institutional
   Shares
   2005............................................   271,983    27.18     7,394     1.15%        1.21%    30.78%
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005............................................   876,513    23.14    20,286     1.15%        0.32%     3.09%
   2004............................................ 1,056,769    22.45    23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005............................................   356,682    30.46    10,865     1.15%        0.00%    11.02%
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005............................................   756,045    29.92    22,621     1.15%        1.31%     4.65%
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    16,392    13.91       228     1.15%        0.00%     3.83%
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio
   2005............................................    54,156    10.74       582     1.15%        0.00%    10.08%
   2004............................................    72,708     9.76       709     1.15%        0.00%     5.38%
   2003............................................   104,805     9.26       970     1.15%        0.00%    24.26%
   2002............................................   152,592     7.45     1,137     1.15%        0.00%   (31.23)%
   2001............................................   274,022    10.83     2,968     1.15%        0.00%   (41.28)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets     Expenses as a Investment
                                                          ------------------ % of Average    Income    Total
Type I:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                         --------- ---------- ------- ------------- ---------- ------
 Old Mutual Large Cap Growth Portfolio
   2005........................................    62,566   $17.22   $ 1,078     1.15%        0.00%     3.36%
   2004........................................    87,458    16.66     1,457     1.15%        0.00%     7.69%
   2003........................................   106,905    15.47     1,654     1.15%        0.00%    29.68%
   2002........................................   132,559    11.93     1,581     1.15%        0.00%   (30.13)%
   2001........................................   193,697    17.08     3,308     1.15%        0.00%   (29.25)%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005........................................   500,005    51.12    25,560     1.15%        0.00%    11.04%
   2004........................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003........................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002........................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001........................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2005........................................   346,945    40.03    13,888     1.15%        1.81%     2.70%
   2004........................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003........................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002........................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001........................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Capital Appreciation Fund/VA
   2005........................................   333,860    56.56    18,882     1.15%        0.97%     3.89%
   2004........................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003........................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002........................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001........................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%
 Oppenheimer Core Bond Fund/VA
   2005........................................   209,812    28.92     6,068     1.15%        5.37%     1.41%
   2004........................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003........................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002........................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001........................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer High Income Fund/VA
   2005........................................   301,955    39.55    11,941     1.15%        6.84%     1.14%
   2004........................................   357,249    39.10    13,968     1.15%        6.77%     7.71%
   2003........................................   464,434    36.30    16,859     1.15%        7.07%    22.53%
   2002........................................   528,223    29.63    15,651     1.15%       11.01%    (3.52)%
   2001........................................   682,884    30.71    20,971     1.15%       10.37%     0.59%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2005........................................   130,828    10.62     1,390     1.15%        4.28%     1.27%
   2004........................................   116,402    10.49     1,221     1.15%        2.55%     3.68%
   2003........................................    50,696    10.12       513     1.15%        2.87%     1.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets      Expenses as a Investment
                                                                 ------------------- % of Average    Income    Total
Type I:                                                  Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                                --------- ---------- -------- ------------- ---------- ------
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2005...............................................   241,681   $16.54   $  3,997     1.15%        1.08%     5.31%
   2004...............................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003...............................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002...............................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001...............................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005...............................................   170,630    14.65      2,500     1.15%        5.74%     1.29%
   2004...............................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003...............................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002...............................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001...............................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005...............................................    26,665    12.88        343     1.15%        1.93%     2.13%
   2004...............................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003...............................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002...............................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001...............................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2005............................................... 2,999,894    18.99     56,975     1.40%        0.24%    10.47%
   2004............................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003............................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002............................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001............................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005............................................... 3,546,154    11.50     40,770     1.40%        0.00%    15.25%
   2004............................................... 4,648,749     9.98     46,373     1.40%        0.00%    14.94%
   2003............................................... 5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002............................................... 5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001............................................... 7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   789,677    13.92     10,989     1.40%        1.27%     3.14%
   2004...............................................   896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003...............................................   848,567    12.30     10,441     1.40%        0.82%    23.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005..........................................  1,774,494   $18.61   $ 33,032     1.40%        1.59%     3.56%
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2005..........................................    868,238    14.61     12,681     1.40%        5.42%     4.80%
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005..........................................  1,528,719    18.25     27,901     1.40%        8.41%     1.23%
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..........................................  1,011,194    29.87     30,207     1.40%        2.89%     2.59%
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005..........................................  5,652,873    37.79    213,602     1.40%        0.32%    15.31%
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2005..........................................  3,959,444    50.93    201,651     1.40%        2.16%     4.39%
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2005..........................................  2,672,894    16.15     43,176     1.40%        1.61%     6.13%
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets      Expenses as a Investment
                                                                ------------------- % of Average    Income    Total
Type II:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                              --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................. 1,336,383   $11.98   $ 16,015     1.40%        0.98%     7.37%
   2004.............................................. 1,746,541    11.16     19,493     1.40%        0.57%     5.69%
   2003.............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002.............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001.............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................. 1,799,080    49.03     88,215     1.40%        0.53%     4.32%
   2004.............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003.............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002.............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001.............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,537,782    19.93     30,651     1.40%        0.00%    16.37%
   2004.............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003..............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................. 1,243,108    29.26     36,368     1.40%        1.20%    17.39%
   2004.............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003.............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002..............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001.............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005..............................................   527,506    11.14      5,876     1.40%        1.38%     8.94%
   2004..............................................     2,616    10.23         27     1.40%        0.00%     2.26%
 Templeton Global Income Securities Fund --
   Class I Shares
   2005..............................................   758,677     9.70      7,356     1.40%        2.48%    (4.27)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................. 2,433,400    13.60     33,098     1.40%        4.78%     0.61%
   2004.............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003.............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002.............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001.............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2005.............................................. 1,016,254    16.99     17,262     1.40%        1.08%    16.55%
   2004.............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003..............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002..............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001..............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                            Net Assets      Expenses as a Investment
                                        ------------------- % of Average    Income    Total
Type II:                       Units    Unit Value   000s    Net Assets     Ratio     Return
--------                     ---------- ---------- -------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................  2,297,865   $23.70   $ 54,460     1.40%        2.32%    10.18%
   2004.....................  2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003.....................  3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002.....................  4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001.....................  4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%
 Money Market Fund
   2005.....................  3,704,428    16.70     61,855     1.40%        2.71%     1.37%
   2004.....................  4,901,894    16.47     80,741     1.40%        0.96%    (0.46)%
   2003.....................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002..................... 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001..................... 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2005.....................  1,927,270    10.26     19,773     1.40%        0.33%     (012)%
   2004.....................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003.....................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002.....................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001.....................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2005.....................  1,262,845    40.01     50,532     1.40%        5.60%    10.22%
   2004.....................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003.....................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002.....................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001.....................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2005.....................  3,608,987    48.83    176,226     1.40%        1.48%     3.05%
   2004.....................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003.....................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002.....................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001.....................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2005.....................    631,068    15.74      9,930     1.40%        1.07%     8.00%
   2004.....................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003.....................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2005.....................  1,269,956    41.76     53,037     1.40%        2.16%     2.22%
   2004.....................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003.....................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002.....................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001.....................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2005.....................  1,658,096    11.60     19,232     1.40%        1.08%     1.08%
   2004.....................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003.....................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002.....................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001.....................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005..........................................  1,706,906   $ 9.94   $ 16,968     1.40%        1.61%     2.48%
   2004..........................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003..........................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002..........................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001..........................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2005..........................................  4,527,563    19.60     88,732     1.40%        2.89%    11.25%
   2004..........................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003..........................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002..........................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001..........................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005..........................................  6,322,375    25.95    164,037     1.40%        2.16%     6.45%
   2004..........................................  8,481,388    24.37    206,729     1.40%        2.11%     7.01%
   2003.......................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002.......................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001.......................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Flexible Bond Portfolio -- Institutional Shares
   2005..........................................  1,424,517    17.59     25,058     1.40%        5.07%     0.58%
   2004..........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003..........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002..........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001..........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Forty Portfolio -- Institutional Shares
   2005..........................................  2,421,583    25.66     62,140     1.40%        0.21%    11.27%
   2004..........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003..........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002..........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001..........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    398,805    10.11      4,033     1.40%        0.00%    10.76%
   2004..........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003..........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002..........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001..........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2005..........................................    998,112     3.86      3,852     1.40%        0.00%    10.00%
   2004..........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003..........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002..........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001..........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2005..........................................  2,453,109   $26.53   $ 65,087     1.40%        1.21%    30.45%
   2004..........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003..........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002..........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001..........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Large Cap Growth Portfolio -- Institutional
   Shares
   2005..........................................  3,617,633    22.44     81,178     1.40%        0.32%     2.83%
   2004..........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003..........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002..........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001.......................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005..........................................  2,156,363    29.53     63,688     1.40%        0.00%    10.74%
   2004..........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003..........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002..........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001..........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2005..........................................  3,785,636    29.01    109,823     1.40%        1.31%     4.39%
   2004..........................................  5,166,794    27.79    143,588     1.40%        0.95%     3.31%
   2003..........................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002..........................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001.......................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005..........................................    205,364    13.82      2,837     1.40%        0.00%     3.57%
   2004..........................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003..........................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio
   2005..........................................    846,032    10.51      8,889     1.40%        0.00%     9.80%
   2004..........................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003..........................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002..........................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001..........................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 Old Mutual Large Cap Growth Portfolio
   2005..........................................    715,587    16.85     12,059     1.40%        0.00%     3.10%
   2004..........................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003..........................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002..........................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001..........................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets      Expenses as a Investment
                                                          ------------------- % of Average    Income    Total
Type II:                                          Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                        --------- ---------- -------- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005........................................   974,140   $48.90   $ 47,635     1.40%        0.00%    10.76%
   2004........................................ 1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003........................................ 1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002........................................ 2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001........................................ 2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2005........................................   933,070    38.29     35,730     1.40%        1.81%     2.44%
   2004........................................ 1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003........................................ 1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002........................................ 1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001........................................ 1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Capital Appreciation Fund/VA
   2005........................................ 1,442,428    54.10     78,038     1.40%        0.97%     3.63%
   2004........................................ 1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003........................................ 2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002........................................ 2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001........................................ 3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer Core Bond Fund/VA
   2005........................................ 1,491,249    27.66     41,255     1.40%        5.37%     1.16%
   2004........................................ 1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003........................................ 2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002........................................ 3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001........................................ 3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer High Income Fund/VA
   2005........................................ 1,092,771    37.83     41,339     1.40%        6.84%     0.89%
   2004........................................ 1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003........................................ 1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002........................................ 2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001........................................ 2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2005........................................ 1,447,218    10.55     15,272     1.40%        4.28%     1.02%
   2004........................................ 1,668,114    10.45     17,426     1.40%        2.55%     3.42%
   2003........................................ 1,121,098    10.10     11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2005........................................   959,486    16.24     15,582     1.40%        1.08%     5.04%
   2004........................................ 1,309,764    15.46     20,250     1.40%        1.41%     8.83%
   2003........................................ 1,458,598    14.21     20,721     1.40%        1.46%    30.48%
   2002........................................ 1,659,852    10.89     18,076     1.40%        1.07%   (24.13)%
   2001........................................ 1,905,832    14.35     27,349     1.40%        0.86%    (5.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005.......................................... 1,252,128   $14.39   $18,013     1.40%        5.74%     1.04%
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005..........................................   421,306    12.65     5,328     1.40%        1.93%     1.88%
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005..........................................   452,525    14.61     6,612     1.55%        0.49%     3.80%
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005..........................................   751,697     8.08     6,076     1.55%        0.06%     7.16%
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2005..........................................   461,192     6.51     3,003     1.55%        0.00%     5.82%
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005..........................................   223,912    12.32     2,758     1.55%        1.31%    15.89%
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005.......................................... 1,204,825     7.97     9,606     1.55%        0.81%     4.03%
   2004.......................................... 1,405,859     7.66    10,775     1.55%        0.44%     4.14%
   2003.......................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002.......................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001.......................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005............................................... 4,303,992   $ 9.16   $39,428     1.55%        0.24%    10.31%
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005............................................... 2,854,634     9.45    26,982     1.55%        0.00%    15.08%
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    85,878    13.91     1,195     1.55%        0.00%     2.05%
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 4,431,167    11.80    52,302     1.55%        1.27%     2.98%
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   319,168    12.09     3,859     1.55%        0.96%    14.72%
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005............................................... 1,331,560     8.02    10,676     1.55%        0.00%    13.07%
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005...............................................   212,512    10.29     2,186     1.55%        0.00%     3.24%
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................    46,808   $ 9.96   $   466     1.55%        3.74%    (0.45)%
Dreyfus:
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005............................................    48,924     6.99       342     1.55%        0.00%     2.02%
   2004............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................ 1,391,910    10.49    14,601     1.55%        4.08%     2.26%
   2004............................................   860,149    10.26     8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2005............................................   265,731    13.11     3,485     1.55%        0.00%     5.38%
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     9,970    10.83       108     1.55%        0.02%     1.97%
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................    35,061    10.98       385     1.55%        0.39%     1.04%
   2004............................................    19,230    10.87       209     1.55%        2.26%     8.71%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................     6,414    11.06        71     1.55%        0.00%    10.58%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    33,044    11.81       390     1.55%        0.00%     8.77%
   2004............................................    14,204    10.86       154     1.55%        0.17%     8.57%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................    55,502    12.15       674     1.55%        1.51%     8.41%
   2004............................................    26,493    11.21       297     1.55%       19.09%    12.09%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005............................................ 1,385,532    11.01    15,254     1.55%        1.59%     3.40%
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
---------                                           --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2005............................................   613,764   $ 8.00   $  4,913     1.55%        5.42%     4.64%
   2004............................................   731,805     7.65      5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07      5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95      4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95      7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005............................................ 1,683,889    11.68     19,664     1.55%        8.41%     1.07%
   2004............................................ 2,126,172    11.55     24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62     25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83     15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85     13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   905,372    13.02     11,790     1.55%        8.21%     0.69%
   2004............................................ 1,199,926    12.93     15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92     15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94      7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96      3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   503,458    16.37      8,242     1.55%        0.00%     9.17%
   2004............................................   374,357    15.00      5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30      3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................ 1,271,851    10.71     13,626     1.55%        2.89%     2.44%
   2004............................................ 1,494,437    10.46     15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07     16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67     14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65     15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................    49,579    10.58        525     1.55%        1.74%     2.18%
   2004............................................    37,240    10.36        386     1.55%        0.00%     3.56%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................ 9,818,853    13.79    135,431     1.55%        0.32%    15.13%
   2004............................................ 9,382,198    11.98    112,398     1.55%        0.34%    13.69%
   2003............................................ 8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002............................................ 8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001............................................ 9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 3,724,244    12.98     48,337     1.55%        0.13%    14.85%
   2004............................................ 3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003............................................ 2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002............................................ 1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001............................................ 1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005........................................     59,039   $14.02   $    828     1.55%        0.00%    18.82%
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2005........................................  7,016,686    12.77     89,621     1.55%        2.16%     4.23%
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005........................................  3,440,988    11.65     40,070     1.55%        1.84%     3.94%
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2005........................................  3,094,484    10.06     31,143     1.55%        1.61%     5.97%
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2005........................................  1,001,155     9.81      9,826     1.55%        1.34%     5.74%
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2005........................................  1,014,150     7.93      8,038     1.55%        0.98%     7.21%
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2005........................................  5,808,442     8.63     50,123     1.55%        0.53%     4.17%
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%
 VIP Growth Portfolio -- Service Class 2
   2005........................................  1,863,708     7.53     14,031     1.55%        0.28%     3.88%
   2004........................................  1,967,649     7.25     14,261     1.55%        0.13%     1.53%
   2003........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005...........................................  3,920,329   $17.65   $ 69,186     1.55%        0.00%    16.20%
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2005...........................................  1,924,211    12.39     23,847     1.55%        1.20%    17.21%
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...........................................     23,971    11.36        272     1.55%        0.09%     0.85%
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust:
 Franklin Income Securities Fund -- Class 2
   Shares
   2005...........................................    193,835    10.40      2,016     1.55%        0.31%     4.00%
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005...........................................    741,767    11.12      8,250     1.55%        1.38%     8.77%
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2005...........................................  2,881,494    12.64     36,413     1.55%        4.78%     0.46%
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2005...........................................  1,192,932    11.18     13,340     1.55%        1.08%    16.37%
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2005...........................................  4,468,231    16.43     73,417     1.55%        2.32%    10.02%
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2005...........................................  7,167,835    11.01     78,945     1.55%        2.71%     1.22%
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                            Net Assets      Expenses as a Investment
                                        ------------------- % of Average    Income    Total
Type III:                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                    ---------- ---------- -------- ------------- ---------- ------
 Premier Growth Equity Fund
   2005.....................  3,747,837   $10.16   $ 38,070     1.55%        0.33%    (0.27)%
   2004.....................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003.....................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002.....................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001.....................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%
 Real Estate Securities Fund
   2005.....................  1,674,080    27.00     45,199     1.55%        5.60%    10.06%
   2004.....................  1,826,831    24.53     44,816     1.55%        6.13%    30.32%
   2003.....................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2005..................... 15,011,773     9.64    144,696     1.55%        1.48%     2.90%
   2004..................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2005.....................  2,413,487    15.28     36,883     1.55%        1.07%     7.84%
   2004.....................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2005.....................  6,615,034    12.43     82,206     1.55%        2.16%     2.07%
   2004.....................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2005.....................  3,050,878    10.57     32,246     1.55%        1.08%     0.93%
   2004.....................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2005.....................    882,830    10.06      8,877     1.55%        1.18%     2.45%
   2004.....................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type III:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.........................................  1,223,599   $11.18   $ 13,685     1.55%        1.61%     2.33%
   2004.........................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.........................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.........................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.........................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2005.........................................  3,702,698    23.29     86,225     1.55%        2.89%    11.09%
   2004.........................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.........................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.........................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.........................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.........................................    105,612    14.53      1,534     1.55%        0.00%     7.95%
   2004.........................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.........................................     43,030    12.57        541     1.55%        0.00%    25.66%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.........................................  7,003,899    12.66     88,642     1.55%        2.16%     6.28%
   2004.........................................  8,567,290    11.91    102,016     1.55%        2.11%     6.85%
   2003......................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002......................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001......................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2005.........................................  2,353,339    11.13     26,189     1.55%        2.08%     6.00%
   2004.........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003.........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002.........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001.........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Flexible Bond Portfolio -- Institutional Shares
   2005.........................................    987,896    12.95     12,795     1.55%        5.07%     0.43%
   2004.........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003.........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002.........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001.........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Forty Portfolio -- Institutional Shares
   2005.........................................  5,017,923    11.93     59,848     1.55%        0.21%    11.11%
   2004.........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003.........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002.........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001......................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005..........................................    731,095   $ 9.83   $  7,183     1.55%        0.01%    10.82%
   2004..........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003..........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002..........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001..........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    576,033    10.03      5,776     1.55%        0.00%    10.59%
   2004..........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003..........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002..........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001..........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2005..........................................  1,233,835     3.83      4,721     1.55%        0.00%     9.83%
   2004..........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003..........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002..........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001..........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 International Growth Portfolio -- Institutional
   Shares
   2005..........................................  2,688,659    15.89     42,719     1.55%        1.21%    30.25%
   2004..........................................  2,467,668    12.20     30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2005..........................................    528,101    11.07      5,848     1.55%        1.04%    29.91%
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Large Cap Growth Portfolio -- Institutional
   Shares
   2005..........................................  6,021,524     8.32     50,094     1.55%        0.32%     2.68%
   2004..........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003..........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002.......................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001.......................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Large Cap Growth Portfolio -- Service Shares
   2005..........................................    502,840     7.06      3,552     1.55%        0.12%     2.41%
   2004..........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003..........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002..........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001..........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Institutional Shares
   2005..........................................  4,180,828   $10.40   $ 43,468     1.55%        0.00%    10.58%
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2005..........................................    542,886     7.22      3,920     1.55%        0.00%    10.30%
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2005..........................................  4,584,314     9.32     42,749     1.55%        1.31%     4.23%
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2005..........................................    657,885     7.22      4,753     1.55%        1.18%     3.94%
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005..........................................    786,685     6.97      5,481     1.55%        0.14%     2.62%
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005..........................................    551,663     8.98      4,954     1.55%        0.31%     5.37%
   2004..........................................    599,081     8.52      5,106     1.55%        0.44%     9.41%
   2003..........................................    635,728     7.79      4,952     1.55%        0.44%    19.95%
   2002..........................................    574,565     6.49      3,729     1.55%        0.44%   (22.37)%
   2001..........................................    414,666     8.37      3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005..........................................  1,216,273     9.45     11,489     1.55%        0.00%     3.41%
   2004..........................................  1,391,242     9.13     12,708     1.55%        0.00%     4.57%
   2003..........................................  1,909,855     8.74     16,683     1.55%        0.00%    31.37%
   2002..........................................    695,512     6.65      4,625     1.55%        0.00%   (32.86)%
   2001..........................................    422,279     9.90      4,181     1.55%        0.00%    (6.73)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   172,654   $10.32   $ 1,782     1.55%        0.02%     3.24%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................ 1,002,837    11.55    11,582     1.55%        0.54%    14.77%
   2004............................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003............................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002............................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001............................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................   398,797    14.54     5,800     1.55%        0.00%     5.79%
   2004............................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003............................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................   412,204    18.08     7,451     1.55%        1.00%    17.68%
   2004............................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003............................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................ 1,662,299    11.64    19,354     1.55%        0.00%    10.60%
   2004............................................ 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003............................................ 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002............................................ 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001............................................ 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005............................................   157,401    15.55     2,448     1.55%        0.00%    10.26%
   2004............................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003............................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2005............................................ 1,442,108    13.90    20,042     1.55%        1.81%     2.29%
   2004............................................ 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003............................................ 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002............................................ 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001............................................ 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   190,090    11.17     2,123     1.55%        1.26%     2.07%
   2004............................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................ 3,259,047    11.32    36,879     1.55%        0.97%     3.48%
   2004............................................ 3,991,038    10.94    43,645     1.55%        0.33%     5.28%
   2003............................................ 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................ 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................ 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type III:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005..........................................   223,436   $13.33   $ 2,979     1.55%        0.72%     3.25%
   2004..........................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003..........................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Core Bond Fund/VA
   2005.......................................... 1,612,504    12.69    20,467     1.55%        5.37%     1.00%
   2004.......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003.......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002.......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001.......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005.......................................... 2,022,013    13.01    26,304     1.55%        0.86%    12.30%
   2004.......................................... 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003.......................................... 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002.......................................... 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001..........................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2005.......................................... 1,307,831    12.17    15,921     1.55%        6.84%     0.74%
   2004.......................................... 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003.......................................... 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002.......................................... 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001.......................................... 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005.......................................... 1,333,888     9.83    13,109     1.55%        1.19%     4.11%
   2004.......................................... 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003.......................................... 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002.......................................... 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001..........................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005..........................................   394,614    17.36     6,852     1.55%        0.00%     8.02%
   2004..........................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003..........................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005..........................................    50,984    10.41       531     1.55%        5.04%     4.07%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005..........................................   299,743    12.54     3,759     1.55%        3.15%     3.52%
   2004..........................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003..........................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002..........................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001..........................................   143,308    10.87     1,558     1.55%        4.24%     5.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,991,006   $13.25   $26,379     1.55%        6.51%     2.51%
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 1,419,979    13.99    19,870     1.55%        4.27%     3.13%
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    84,504     9.98       844     1.55%        2.45%    (0.16)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 5,539,596    12.59    69,747     1.55%        4.28%     0.87%
   2004............................................. 5,339,433    12.48    66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   107,394    16.72     1,795     1.55%        0.00%    19.39%
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2005.............................................    86,137     9.16       789     1.55%        0.00%    12.27%
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 Natural Resources Portfolio -- Class II
   2005.............................................   105,453    14.85     1,566     1.55%        0.00%    48.51%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2005.............................................     7,938    11.31        90     1.55%       12.89%    15.66%
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
 SP William Blair International Growth Portfolio --
   Class II
   2005.............................................     1,902    10.07        19     1.55%        1.76%    14.01%
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2005............................................ 1,550,783   $ 5.15   $ 7,992     1.55%        0.00%    (0.45)%
   2004............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   220,028    14.04     3,090     1.55%        0.64%     2.12%
   2004............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund --
   Class I
   2005............................................ 1,786,873    13.23    23,642     1.55%        1.08%     4.88%
   2004............................................ 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................ 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................ 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................ 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005............................................ 1,370,698    13.93    19,099     1.55%        5.74%     0.89%
   2004............................................ 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................ 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................ 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................ 1,091,102    11.01    12,013     1.55%        5.33%     5.26%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005............................................   722,167    11.72     8,465     1.55%        1.93%     1.72%
   2004............................................   826,709    11.52     9,526     1.55%        1.97%     7.06%
   2003............................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002............................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001............................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................       335    10.56         4     1.55%        6.90%     5.59%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................   953,409    12.27    11,700     1.55%        0.95%     2.50%
   2004............................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003............................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002............................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   159,565    10.12     1,615     1.55%        0.01%     5.98%
   2004............................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003............................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002............................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type IV:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................    32,904   $14.59   $   480     1.60%        0.49%     3.75%
   2004...............................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...............................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005...............................................    71,818     8.06       579     1.60%        0.06%     7.10%
   2004...............................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...............................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...............................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...............................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2005...............................................    56,599     6.49       368     1.60%        0.00%     5.77%
   2004...............................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...............................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...............................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...............................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................    26,474    12.31       326     1.60%        1.31%    15.83%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................    74,743     7.95       594     1.60%        0.81%     3.97%
   2004...............................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...............................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...............................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...............................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005...............................................   521,326     8.67     4,521     1.60%        0.24%    10.25%
   2004...............................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...............................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...............................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001............................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................   288,311     9.14     2,634     1.60%        0.00%    15.02%
   2004...............................................   356,920     7.94     2,835     1.60%        0.00%    14.71%
   2003...............................................   430,824     6.93     2,984     1.60%        0.00%    40.07%
   2002...............................................   368,144     4.94     1,819     1.60%        0.00%   (27.40)%
   2001...............................................   528,445     6.81     3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................     4,307    13.89        60     1.60%        0.00%     2.00%
   2004...............................................     6,164    13.62        84     1.60%        0.00%     3.41%
   2003...............................................     3,490    13.17        46     1.60%        0.00%    31.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                            ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................ 453,906   $11.77   $5,344     1.60%        1.27%     2.93%
   2004............................................ 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................ 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................ 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................ 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005............................................  29,044    12.08      351     1.60%        0.96%    14.67%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005............................................ 118,324     8.00      946     1.60%        0.00%    13.01%
   2004............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005............................................  21,127    10.26      217     1.60%        0.00%     3.19%
   2004............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................     977     9.95       10     1.60%        3.74%    (0.48)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2005............................................  11,324     6.97       79     1.60%        0.00%     1.97%
   2004............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................  69,713    10.48      730     1.60%        4.08%     2.21%
   2004............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2005............................................  28,264    13.10      370     1.60%        0.00%     5.32%
   2004............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     545    10.82        6     1.60%        0.02%     1.92%
   2004............................................     545    10.62        6     1.60%        0.00%     6.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type IV:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                              ------- ---------- ------ ------------- ---------- ------
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005..............................................   1,124   $10.97   $   12     1.60%        0.39%     0.99%
   2004..............................................   3,311    10.87       36     1.60%        2.26%     8.68%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................   3,683    12.14       45     1.60%        1.51%     8.36%
   2004..............................................     894    11.21       10     1.60%       19.09%    12.05%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005.............................................. 155,192     9.85    1,529     1.60%        1.59%     3.35%
   2004.............................................. 190,248     9.53    1,813     1.60%        1.46%     8.03%
   2003.............................................. 219,699     8.82    1,939     1.60%        1.57%    25.66%
   2002.............................................. 218,794     7.02    1,536     1.60%        1.18%   (21.49)%
   2001.............................................. 397,695     8.94    3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2005..............................................  68,196     7.63      520     1.60%        5.42%     4.59%
   2004.............................................. 102,417     7.30      747     1.60%        4.55%     8.17%
   2003..............................................  68,122     6.74      459     1.60%        6.47%    18.75%
   2002.............................................. 100,284     5.68      570     1.60%        5.74%   (25.16)%
   2001.............................................. 129,702     7.59      984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005.............................................. 119,946    11.31    1,357     1.60%        8.41%     1.02%
   2004.............................................. 142,391    11.20    1,594     1.60%        7.21%     8.70%
   2003.............................................. 399,719    10.30    4,118     1.60%        7.23%    20.27%
   2002.............................................. 141,307     8.57    1,211     1.60%       11.14%    (0.23)%
   2001.............................................. 197,752     8.59    1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  78,501    12.99    1,020     1.60%        8.21%     0.64%
   2004.............................................. 103,953    12.91    1,342     1.60%        6.83%     8.40%
   2003.............................................. 356,817    11.90    4,248     1.60%        6.21%    19.85%
   2002.............................................. 115,436     9.93    1,146     1.60%        8.49%    (0.38)%
   2001..............................................  45,977     9.96      458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2005..............................................  58,370    16.35      954     1.60%        0.00%     9.11%
   2004..............................................  32,286    14.98      484     1.60%        0.00%    12.65%
   2003..............................................  41,392    13.30      551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..............................................  97,691    10.45    1,021     1.60%        2.89%     2.39%
   2004.............................................. 120,489    10.20    1,229     1.60%        2.86%     3.78%
   2003.............................................. 126,958     9.83    1,248     1.60%        3.73%    16.09%
   2002.............................................. 150,830     8.47    1,278     1.60%        4.25%   (10.19)%
   2001.............................................. 220,652     9.43    2,081     1.60%        4.48%    (5.63)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................    60,567   $10.57   $   640     1.60%        1.74%     2.13%
   2004.............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................. 1,042,451    13.21    13,773     1.60%        0.32%    15.08%
   2004............................................. 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................. 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002.............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................. 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.............................................   442,401    12.95     5,727     1.60%        0.13%    14.79%
   2004.............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003.............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002.............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001.............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005.............................................     7,069    14.00        99     1.60%        0.00%    18.76%
 VIP Equity-Income Portfolio -- Initial Class
   2005.............................................   565,704    11.15     6,305     1.60%        2.16%     4.18%
   2004.............................................   708,367    10.70     7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75     7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60     6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30     8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................   375,572    11.61     4,362     1.60%        1.84%     3.89%
   2004.............................................   413,990    11.18     4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21     4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98     2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79     1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................   312,942     9.42     2,947     1.60%        1.61%     5.92%
   2004.............................................   449,962     8.89     4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54     4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01     3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54     5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................    80,634     9.79       789     1.60%        1.34%     5.69%
   2004.............................................    85,828     9.26       795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92       747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34       486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97       932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................   194,184     7.55     1,466     1.60%        0.98%     7.16%
   2004.............................................   165,420     7.04     1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68     1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22     1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79     1,824     1.60%        0.43%   (15.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                              --------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Initial Class
   2005..............................................   453,898   $ 8.34   $3,785     1.60%        0.53%     4.11%
   2004..............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003..............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002..............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001.............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................   202,929     7.51    1,524     1.60%        0.28%     3.82%
   2004..............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003..............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002..............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001..............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................   317,534    17.60    5,589     1.60%        0.00%    16.14%
   2004..............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003..............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002..............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001..............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2005..............................................   183,086    11.71    2,143     1.60%        1.20%    17.15%
   2004..............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003..............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002..............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001..............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................     4,590    11.35       52     1.60%        0.09%     0.80%
   2004..............................................     4,440    11.26       50     1.60%        0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................    26,755    10.40      278     1.60%        0.31%     3.96%
 Templeton Foreign Securities Fund -- Class I Shares
   2005..............................................    43,428    11.12      483     1.60%        1.38%     8.72%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   297,231    12.70    3,774     1.60%        4.78%     0.41%
   2004..............................................   361,084    12.64    4,566     1.60%        4.53%     1.77%
   2003..............................................   529,614    12.43    6,580     1.60%        3.51%     1.95%
   2002..............................................   814,908    12.19    9,934     1.60%        3.97%     8.13%
   2001..............................................   257,747    11.27    2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2005..............................................   121,557    10.93    1,329     1.60%        1.08%    16.31%
   2004..............................................   118,767     9.40    1,116     1.60%        1.31%    14.00%
   2003..............................................   136,373     8.25    1,124     1.60%        1.83%    35.71%
   2002..............................................   103,984     6.08      632     1.60%        0.95%   (25.05)%
   2001..............................................   121,898     8.11      989     1.60%        1.49%   (22.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................   476,280   $14.25   $ 6,786     1.60%        2.32%     9.96%
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2005..................... 1,183,264    10.89    12,884     1.60%        2.71%     1.17%
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2005.....................   468,133    10.12     4,739     1.60%        0.33%    (0.32)%
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2005.....................   108,845    24.63     2,681     1.60%        5.60%    10.00%
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2005..................... 1,361,455     8.96    12,204     1.60%        1.48%     2.84%
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2005.....................   227,994    15.24     3,475     1.60%        1.07%     7.79%
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2005.....................   981,004    11.89    11,667     1.60%        2.16%     2.02%
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%
 U.S. Equity Fund
   2005.....................   247,392     9.62     2,379     1.60%        1.08%     0.88%
   2004.....................   291,877     9.53     2,783     1.60%        1.30%     6.44%
   2003.....................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002.....................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001.....................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets     Expenses as a Investment
                                                       ------------------ % of Average    Income    Total
Type IV:                                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                     --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2005.....................................   150,209   $10.03   $ 1,507     1.60%        1.18%     2.40%
   2004.....................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003.....................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002.....................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001.....................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.....................................   196,415    10.18     1,999     1.60%        1.61%     2.27%
   2004.....................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003.....................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002.....................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001.....................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2005.....................................   386,726    20.60     7,966     1.60%        2.89%    11.03%
   2004.....................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003.....................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002.....................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001.....................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.....................................     7,285    14.51       106     1.60%        0.00%     7.90%
   2004.....................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003.....................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.....................................   554,323    11.96     6,632     1.60%        2.16%     6.23%
   2004.....................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003.....................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002..................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001..................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2005.....................................   187,969    11.10     2,086     1.60%        2.08%     5.95%
   2004.....................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003.....................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002.....................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001.....................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Forty Portfolio -- Institutional Shares
   2005.....................................   424,306    10.43     4,425     1.60%        0.21%    11.05%
   2004.....................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003.....................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002.....................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001..................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005............................................    56,029   $ 9.80   $   549     1.60%        0.01%    10.76%
   2004............................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003............................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002............................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001............................................    96,923     7.79       755     1.60%        0.31%   (23.09)%
 Flexible Bond Portfolio -- Institutional Shares
   2005............................................    75,559    12.83       970     1.60%        5.07%     0.38%
   2004............................................   105,913    12.78     1,354     1.60%        5.18%     2.31%
   2003............................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002............................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001............................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2005............................................    37,181    10.00       372     1.60%        0.00%    10.54%
   2004............................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003............................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002............................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001............................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2005............................................    88,885     3.82       339     1.60%        0.00%     9.77%
   2004............................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003............................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002............................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001............................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005............................................   584,753     7.87     4,603     1.60%        0.32%     2.63%
   2004............................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003............................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002............................................ 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001............................................ 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Large Cap Growth Portfolio -- Service Shares
   2005............................................    39,903     7.05       281     1.60%        0.12%     2.36%
   2004............................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003............................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002............................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001............................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2005............................................   272,663    15.70     4,280     1.60%        1.21%    30.19%
   2004............................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003............................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002............................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001............................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2005............................................    47,211    11.05       521     1.60%        1.04%    29.84%
   2004............................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003............................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002............................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001............................................    48,624     7.53       366     1.60%        0.35%   (24.66)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Institutional Shares
   2005............................................   460,102   $ 8.94   $ 4,114     1.60%        0.00%    10.52%
   2004............................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003............................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002............................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001............................................ 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
 Mid Cap Growth Portfolio -- Service Shares
   2005............................................    33,832     7.20       244     1.60%        0.00%    10.24%
   2004............................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003............................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002............................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001............................................    46,629     5.88       274     1.60%        0.00%   (40.56)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005............................................   490,481     9.11     4,468     1.60%        1.31%     4.18%
   2004............................................   610,217     8.74     5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2005............................................    67,092     7.21       483     1.60%        1.18%     3.89%
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................    97,494     6.95       677     1.60%        0.14%     2.57%
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005............................................    92,553     8.96       829     1.60%        0.31%     5.32%
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    73,656     9.42       694     1.60%        0.00%     3.36%
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................    15,393    10.32       159     1.60%        0.02%     3.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  62,891   $11.52   $  724     1.60%        0.54%    14.72%
   2004...............................................  78,182    10.04      785     1.60%        1.26%    27.77%
   2003...............................................  53,344     7.86      419     1.60%        2.09%    33.41%
   2002...............................................  45,786     5.89      270     1.60%        2.45%   (24.13)%
   2001...............................................  41,040     7.76      318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  87,443    14.52    1,270     1.60%        0.00%     5.74%
   2004...............................................  57,158    13.74      785     1.60%        0.00%    11.23%
   2003...............................................  30,362    12.35      375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  58,562    18.05    1,057     1.60%        1.00%    17.62%
   2004...............................................  80,597    15.35    1,237     1.60%        0.53%    14.73%
   2003...............................................  35,656    13.38      477     1.60%        0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................... 142,556    10.87    1,549     1.60%        0.00%    10.54%
   2004............................................... 197,116     9.83    1,938     1.60%        0.00%    17.87%
   2003............................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002............................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001............................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   2,882    15.53       45     1.60%        0.00%    10.20%
   2004...............................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...............................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2005............................................... 150,629    12.94    1,949     1.60%        1.81%     2.23%
   2004............................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003............................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002............................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001............................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  77,698    11.16      867     1.60%        1.26%     2.02%
   2004...............................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................... 309,092    10.88    3,364     1.60%        0.97%     3.43%
   2004............................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003............................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002............................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001............................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005...............................................  72,790    13.31      969     1.60%        0.72%     3.19%
   2004...............................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...............................................  35,817    12.30      440     1.60%        0.00%    22.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type IV:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Core Bond Fund/VA
   2005............................................. 104,082   $12.74   $1,326     1.60%        5.37%     0.95%
   2004............................................. 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003............................................. 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002............................................. 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001............................................. 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 301,751    12.98    3,915     1.60%        0.86%    12.24%
   2004............................................. 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003............................................. 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002............................................. 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001.............................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2005............................................. 106,278    11.74    1,248     1.60%        6.84%     0.68%
   2004............................................. 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003............................................. 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002............................................. 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001............................................. 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................. 188,098     9.80    1,844     1.60%        1.19%     4.06%
   2004............................................. 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003............................................. 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002............................................. 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001............................................. 140,805     8.84    1,245     1.60%        0.20%   (11.72)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................  28,895    17.34      501     1.60%        0.00%     7.97%
   2004.............................................  28,973    16.06      465     1.60%        0.00%    17.28%
   2003.............................................  24,434    13.70      335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................  19,463    10.40      202     1.60%        5.04%     4.03%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................  23,440    12.51      293     1.60%        3.15%     3.47%
   2004.............................................  25,433    12.09      307     1.60%        3.12%     3.88%
   2003.............................................  31,753    11.64      370     1.60%        2.67%     0.63%
   2002.............................................  21,171    11.56      245     1.60%        3.57%     6.46%
   2001.............................................  23,078    10.86      251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 126,570    13.21    1,673     1.60%        6.51%     2.46%
   2004............................................. 321,681    12.90    4,149     1.60%        6.62%     7.79%
   2003............................................. 363,833    11.97    4,354     1.60%        7.39%    20.89%
   2002.............................................  87,630     9.90      868     1.60%        8.21%    (2.77)%
   2001.............................................  67,250    10.18      685     1.60%        8.36%     0.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  95,855   $13.96   $ 1,338     1.60%        4.27%     3.08%
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................   7,455     9.98        74     1.60%        2.45%    (0.19)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 895,378    12.56    11,244     1.60%        4.28%     0.82%
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................  49,459    16.70       826     1.60%        0.00%    19.33%
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2005...............................................   3,666    14.61        54     1.60%        0.00%    12.21%
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
 Natural Resources Portfolio -- Class II
   2005...............................................  10,936    14.85       162     1.60%        0.00%    48.46%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  41,803     5.14       215     1.60%        0.00%    (0.50)%
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc.:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  34,153    14.02       479     1.60%        0.64%     2.07%
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2005............................................... 148,053    11.96     1,771     1.60%        1.08%     4.83%
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005............................................... 154,005   $13.77   $2,121     1.60%        5.74%     0.84%
   2004............................................... 164,387    13.66    2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005...............................................  60,728    11.31      687     1.60%        1.93%     1.67%
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................  24,457    10.56      258     1.60%        6.90%     5.56%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 233,199    12.25    2,856     1.60%        0.95%     2.45%
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................   7,595    10.10       77     1.60%        0.01%     5.92%
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2005...............................................     531     7.68        4     0.75%        0.00%     4.95%
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005...............................................     499     6.99        3     0.75%        0.06%     8.02%
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type V:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                               ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Capital Development Fund -- Series I shares
   2005..............................................     974   $12.66   $   12     0.75%        0.00%     8.79%
   2004..............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003..............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002..............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001..............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2005..............................................     283     8.16        2     0.75%        0.84%     4.52%
   2004..............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003..............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002..............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001..............................................      39     6.97        1     0.75%        0.00%   (23.43)%
 AIM V.I. Government Securities Fund -- Series I
   shares
   2005..............................................     945    12.38       12     0.75%        3.28%     0.90%
   2004..............................................     241    12.27        3     0.75%        0.08%     1.79%
   2003..............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002.............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001..............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2005..............................................   3,126     3.03        9     0.75%        0.00%     1.41%
   2004..............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003..............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002..............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001..............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2005..............................................     796     8.60        7     0.75%        2.38%    15.96%
   2004..............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003..............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002..............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001..............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund:
 VIP Growth & Income Portfolio -- Initial Class
   2005..............................................   2,378    10.23       24     0.75%        1.61%     6.83%
   2004..............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003..............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002..............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001..............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005..............................................     265     8.67        2     0.75%        0.98%     8.08%
   2004..............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003..............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002..............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001..............................................     194     7.54        1     0.75%        0.43%   (15.07)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                      Net Assets     Expenses as a Investment
                                                   ----------------- % of Average    Income    Total
Type V:                                    Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                  --------- ---------- ------ ------------- ---------- ------
 VIP Mid Cap Portfolio -- Initial Class
   2005.................................     1,987   $19.00   $   38     0.75%        0.00%    17.42%
   2004.................................     2,312    16.18       37     0.75%        0.00%    23.98%
   2003.................................     4,695    13.05       61     0.75%        0.41%    37.60%
   2002.................................     3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.................................     2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2005.................................       792    10.42        8     0.75%        1.20%    18.16%
   2004.................................       932     8.81        8     0.75%        1.12%    12.78%
   2003.................................     1,015     7.82        8     0.75%        0.77%    42.29%
   2002.................................       586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2005.................................     2,414    13.13       32     0.75%        4.78%     1.27%
   2004.................................     2,654    12.96       34     0.75%        4.53%     2.64%
   2003.................................     3,144    12.63       40     0.75%        3.51%     2.82%
   2002.................................     3,525    12.28       43     0.75%        3.97%     9.06%
   2001.................................     3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2005.................................       148     9.69        1     0.75%        1.08%    17.31%
   2004.................................        --     8.26       --     0.75%        1.31%    14.98%
   2003.................................       185     7.19        1     0.75%        1.83%    36.87%
   2002.................................     1,579     5.25        8     0.75%        0.95%   (24.40)%
 Mid-Cap Equity Fund
   2005.................................     3,530    15.89       56     0.75%        2.32%    10.90%
   2004.................................     3,755    14.33       54     0.75%        1.04%    15.15%
   2003.................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002.................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001.................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2005................................. 1,160,037     1.09    1,262     0.75%        2.71%     2.04%
   2004................................. 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................. 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................. 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................. 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2005.................................     1,093     9.37       10     0.75%        0.33%     0.53%
   2004.................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003.................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002.................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001.................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2005.................................     3,206    22.94       74     0.75%        5.60%    10.95%
   2004.................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003.................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002.................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001.................................     3,236    11.79       38     0.75%        5.55%    10.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income    Total
Type V:                                                 Units  Unit Value 000s  Net Assets     Ratio     Return
-------                                                 ------ ---------- ---- ------------- ---------- ------
 S&P 500(R) Index Fund
   2005................................................ 18,549   $ 8.92   $166     0.75%        1.48%     3.73%
   2004................................................ 20,658     8.60    178     0.75%        1.59%     9.63%
   2003................................................ 20,532     7.85    161     0.75%        1.39%    27.31%
   2002................................................ 24,977     6.16    154     0.75%        1.19%   (22.95)%
   2001................................................  6,754     8.00     54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2005................................................  2,841    11.69     33     0.75%        2.16%     2.89%
   2004................................................  2,807    11.36     32     0.75%        1.85%     7.38%
   2003................................................  5,419    10.58     57     0.75%        1.69%    19.41%
   2002................................................  7,330     8.86     65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2005................................................  1,492     9.68     14     0.75%        1.08%     1.74%
   2004................................................  5,947     9.51     57     0.75%        1.30%     7.36%
   2003................................................  5,542     8.86     49     0.75%        1.00%    22.35%
   2002................................................  5,033     7.24     36     0.75%        0.92%   (19.87)%
   2001................................................  4,772     9.04     43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Core Equity Portfolio -- Institutional Shares
   2005................................................    901    10.60     10     0.75%        0.10%    14.82%
   2004................................................    674     9.23      6     0.75%        0.13%    12.59%
   2003................................................    360     8.20      3     0.75%        0.17%    22.18%
   2002................................................    332     6.71      2     0.75%        0.35%   (18.88)%
   2001................................................    287     8.27      2     0.75%        0.59%   (12.42)%
 Flexible Bond Portfolio -- Institutional Shares
   2005................................................    608    13.46      8     0.75%        5.07%     1.24%
   2004................................................    940    13.29     12     0.75%        5.18%     3.19%
   2003................................................ 31,881    12.88    411     0.75%        4.28%     5.60%
   2002................................................ 46,091    12.20    562     0.75%        4.75%     9.65%
   2001................................................    941    11.13     10     0.75%        3.05%     6.93%
 Forty Portfolio -- Institutional Shares
   2005................................................    392     8.78      3     0.75%        0.21%    12.00%
   2004................................................    392     7.84      3     0.75%        0.24%    17.34%
   2003................................................    410     6.68      3     0.75%        0.47%    19.63%
   2002................................................    462     5.59      3     0.75%        0.54%   (16.30)%
   2001................................................    649     6.67      4     0.75%        0.39%   (22.26)%
 International Growth Portfolio -- Institutional Shares
   2005................................................  2,773     9.78     27     0.75%        1.21%    31.30%
   2004................................................  3,162     7.45     24     0.75%        0.89%    18.06%
   2003................................................    430     6.31      3     0.75%        1.21%    33.90%
   2002................................................    683     4.71      3     0.75%        0.83%   (26.14)%
   2001................................................    320     6.38      2     0.75%        0.34%   (23.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................   259,402   $14.63   $ 3,795     1.50%        0.49%     3.85%
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................... 1,408,972     6.61     9,309     1.50%        0.06%     7.21%
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2005............................................... 1,186,565     4.86     5,766     1.50%        0.00%     5.87%
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................   281,122    12.32     3,464     1.50%        1.31%    15.94%
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005............................................... 1,978,886     6.71    13,284     1.50%        0.81%     4.07%
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    49,963    13.93       696     1.50%        0.00%     2.10%
   2004...............................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...............................................    61,807    13.18       815     1.50%        0.00%    31.78%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 5,073,128    11.92    60,479     1.50%        1.27%     3.03%
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   540,189    12.10     6,535     1.50%        0.96%    14.78%
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005......................................... 2,060,844   $ 6.52   $13,442     1.50%        0.00%    13.13%
   2004......................................... 2,271,549     5.77    13,097     1.50%        0.00%     6.72%
   2003......................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002......................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001......................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005.........................................   462,188     8.49     3,922     1.50%        0.00%     3.29%
   2004.........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003.........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002.........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001.........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005.........................................       245    14.38         4     1.50%        0.56%     3.07%
   2004.........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003.........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra(R) Fund -- Class I
   2005.........................................       162    13.00         2     1.50%        0.00%     0.64%
   2004.........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003.........................................       119    11.85         1     1.50%        0.00%    23.03%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005.........................................    13,595     9.96       135     1.50%        3.74%    (0.41)%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2005.........................................     1,983     9.91        20     1.50%        2.98%     1.13%
   2004.........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005.........................................   731,935     6.09     4,458     1.50%        0.00%     2.07%
   2004.........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003.........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002.........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001.........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.........................................   664,782    10.48     6,966     1.50%        4.08%     2.31%
   2004.........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003.........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Worldwide Health Sciences Fund
   2005.........................................   166,296    14.69     2,443     1.50%        0.00%     5.43%
   2004.........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003.........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     2,735   $10.84   $    30     1.50%        0.02%     2.02%
   2004............................................     2,802    10.63        30     1.50%        0.00%     6.25%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................    71,429    10.99       785     1.50%        0.39%     1.09%
   2004............................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................    15,084    11.06       167     1.50%        0.00%    10.62%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    14,558    11.82       172     1.50%        0.00%     8.82%
   2004............................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................   100,305    12.16     1,220     1.50%        1.51%     8.46%
   2004............................................    30,059    11.21       337     1.50%       19.09%    12.13%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................ 1,154,901    12.04    13,901     1.50%        8.21%     0.74%
   2004............................................ 1,327,126    11.95    15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   581,184    16.39     9,526     1.50%        0.00%     9.22%
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................    63,676    10.59       674     1.50%        1.74%     2.23%
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 5,186,128    11.85    61,441     1.50%        0.13%    14.90%
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    35,480    14.04       498     1.50%        0.00%    18.87%
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................. 3,664,645   $12.27   $44,981     1.50%        1.84%     3.99%
   2004.............................................. 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003.............................................. 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002.............................................. 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001.............................................. 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................. 1,088,443     9.60    10,444     1.50%        1.34%     5.79%
   2004.............................................. 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003.............................................. 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002.............................................. 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001..............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2005.............................................. 2,994,132     6.43    19,238     1.50%        0.28%     3.92%
   2004.............................................. 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003.............................................. 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002.............................................. 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001.............................................. 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 4,262,791    17.53    74,722     1.50%        0.00%    16.25%
   2004.............................................. 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003.............................................. 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002.............................................. 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001.............................................. 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................    38,577    11.37       439     1.50%        0.09%     0.89%
   2004..............................................    20,713    11.27       233     1.50%        0.00%    12.70%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   227,416    10.40     2,366     1.50%        0.31%     4.03%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2005..............................................        83    15.79         1     1.50%        1.34%     8.52%
   2004..............................................     1,220    14.55        18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   758,012    11.12     8,430     1.50%        4.78%     0.51%
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2005.............................................. 2,575,427    15.53    39,990     1.50%        2.32%    10.07%
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                      Net Assets     Expenses as a Investment
                                                  ------------------ % of Average    Income    Total
Type VI:                                  Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2005................................ 2,131,071   $10.48   $22,332     1.50%        2.71%     1.27%
   2004................................ 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003................................ 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002................................ 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001................................ 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2005................................ 2,235,864     8.79    19,662     1.50%        0.33%    (0.22)%
   2004................................ 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003................................ 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002................................ 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2005................................   597,987    17.93    10,721     1.50%        5.60%    10.11%
   2004................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2005................................ 7,010,803     8.46    59,293     1.50%        1.48%     2.94%
   2004................................ 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003................................ 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002................................ 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001................................ 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2005................................ 2,295,854    15.63    35,880     1.50%        1.07%     7.89%
   2004................................ 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003................................ 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002................................ 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2005................................ 1,407,131    11.86    16,694     1.50%        2.16%     2.12%
   2004................................ 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2005................................ 1,726,724     9.22    15,917     1.50%        1.08%     0.98%
   2004................................ 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003................................ 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002................................ 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%
 Value Equity Fund
   2005................................ 1,241,042     9.80    12,161     1.50%        1.18%     2.50%
   2004................................ 1,309,833     9.56    12,521     1.50%        1.28%     7.93%
   2003................................ 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005................................   179,288    11.38     2,041     1.50%        2.89%    13.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................   108,862   $14.55   $ 1,584     1.50%        0.00%     8.00%
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 5,147,580    10.50    54,030     1.50%        2.08%     6.05%
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Forty Portfolio -- Service Shares
   2005.......................................... 1,363,574     8.22    11,204     1.50%        0.01%    10.87%
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................   428,782     9.44     4,046     1.50%        0.00%    10.65%
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2005..........................................   785,858     3.76     2,952     1.50%        0.00%     9.88%
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 International Growth Portfolio -- Service Shares
   2005.......................................... 1,344,688     8.99    12,092     1.50%        1.04%    29.97%
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Large Cap Growth Portfolio -- Service Shares
   2005.......................................... 1,220,770     6.06     7,392     1.50%        0.12%     2.46%
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2005......................................... 1,583,600   $ 4.87   $ 7,714     1.50%        0.00%    10.35%
   2004......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%
 Worldwide Growth Portfolio -- Service Shares
   2005......................................... 1,656,643     5.95     9,857     1.50%        1.18%     3.99%
   2004......................................... 1,951,656     5.72    11,167     1.50%        0.87%     2.96%
   2003......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005.........................................     2,117    10.83        23     1.50%        4.30%     1.27%
   2004.........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003.........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002.........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2005.........................................        27    16.37         1     1.50%        0.03%     9.04%
   2004.........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003.........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2005.........................................       307    16.64         5     1.50%        0.86%     7.58%
   2004.........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003.........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002.........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2005.........................................        --    16.43        --     1.50%        0.00%     1.87%
   2004.........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2005.........................................        --    13.34        --     1.50%        0.00%    (0.17)%
   2004.........................................       449    13.36         6     1.50%        0.00%     7.85%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005......................................... 1,691,836     6.31    10,671     1.50%        0.14%     2.67%
   2004......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005......................................... 1,029,689     8.75     9,009     1.50%        0.31%     5.42%
   2004......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001.........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................ 1,521,999   $ 8.00   $12,178     1.50%        0.00%     3.46%
   2004............................................ 1,867,578     7.73    14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................    32,353    12.66       410     1.50%        0.02%     1.06%
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................ 1,618,806    11.34    18,353     1.50%        0.54%    14.83%
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................   753,968    14.56    10,980     1.50%        0.00%     5.84%
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................   725,361    18.10    13,129     1.50%        1.00%    17.74%
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005............................................    57,536    15.57       896     1.50%        0.00%    10.31%
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   207,455    11.18     2,319     1.50%        1.26%     2.12%
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................   147,798    13.84     2,045     1.50%        0.72%     3.29%
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................ 4,080,686    11.53    47,035     1.50%        0.86%    12.35%
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005............................................. 2,662,363   $ 8.88   $23,638     1.50%        1.19%     4.16%
   2004............................................. 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................. 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................. 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................. 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   298,597    16.99     5,074     1.50%        0.00%     8.07%
   2004.............................................   361,665    15.72     5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................   207,741    10.41     2,163     1.50%        5.04%     4.10%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   452,852    12.73     5,765     1.50%        3.15%     3.57%
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 2,414,508    13.04    31,491     1.50%        6.51%     2.56%
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 1,276,247    15.01    19,151     1.50%        4.27%     3.18%
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    30,722     9.99       307     1.50%        2.45%    (0.13)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 6,348,660    13.09    83,080     1.50%        4.28%     0.91%
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   108,719    16.74     1,820     1.50%        0.00%    19.45%
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Jennison Portfolio -- Class II Shares
   2005............................................    29,925   $14.65   $   438     1.50%        0.00%    12.32%
   2004............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003............................................     1,465    12.12        18     1.50%        0.00%    21.24%
 Natural Resources Portfolio -- Class II
   2005............................................    49,596    14.86       737     1.50%        0.00%    48.56%
Rydex Variable Trust:
 OTC Fund
   2005............................................ 1,057,008     3.60     3,804     1.50%        0.00%    (0.40)%
   2004............................................ 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................ 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................ 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   243,202    14.06     3,420     1.50%        0.64%     2.17%
   2004............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................       323    10.56         3     1.50%        6.90%     5.63%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005............................................        45    15.23         1     1.50%        0.07%     1.72%
   2004............................................        39    14.97         1     1.50%        0.00%    (0.04)%
   2003............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,995,664    12.29    24,532     1.50%        0.95%     2.55%
   2004............................................ 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................ 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   432,422    10.14     4,383     1.50%        0.01%     6.03%
   2004............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................   319,250    14.55     4,645     1.70%        0.49%     3.64%
   2004............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003............................................    60,892    12.89       785     1.70%        0.00%    28.86%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005...............................................   722,162   $ 6.53   $ 4,718     1.70%        0.06%     6.99%
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2005...............................................   371,246     4.81     1,784     1.70%        0.00%     5.66%
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................   125,130    12.30     1,538     1.70%        1.31%    15.71%
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................   701,399     6.64     4,656     1.70%        0.81%     3.86%
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    32,039    14.21       455     1.70%        0.00%     1.89%
   2004...............................................    24,392    13.94       340     1.70%        0.00%     3.30%
   2003...............................................    10,640    13.50       144     1.70%        0.00%    41.35%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 2,330,524    11.79    27,474     1.70%        1.27%     2.82%
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   257,907    12.07     3,113     1.70%        0.96%    14.55%
   2004...............................................     4,986    10.54        53     1.70%        0.00%     5.37%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................   965,778     6.45     6,229     1.70%        0.00%    12.90%
   2004...............................................   952,418     5.71     5,441     1.70%        0.00%     6.50%
   2003............................................... 1,076,259     5.36     5,773     1.70%        0.00%    21.27%
   2002............................................... 1,159,015     4.42     5,123     1.70%        0.00%   (32.02)%
   2001...............................................   813,964     6.51     5,299     1.70%        0.00%   (18.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type VII:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                           ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005............................................ 122,293   $ 8.39   $1,026     1.70%        0.00%     3.08%
   2004............................................ 185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................ 196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................ 134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................  62,503     7.42      464     1.70%        0.00%   (14.35)%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................  31,593     9.95      314     1.70%        3.74%    (0.55)%
Dreyfus:
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005............................................ 109,011     6.02      657     1.70%        0.00%     1.86%
   2004............................................ 118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................ 137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................ 146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................ 127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................ 755,703    10.40    7,861     1.70%        4.08%     2.10%
   2004............................................ 560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................ 132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................     208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2005............................................  91,773    14.08    1,292     1.70%        0.00%     5.21%
   2004............................................  87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................  61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................   3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................   6,325    10.80       68     1.70%        0.02%     1.81%
   2004............................................     378    10.61        4     1.70%        0.00%     6.11%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................ 155,124    10.96    1,700     1.70%        0.39%     0.88%
   2004............................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................  30,147    11.05      333     1.70%        0.00%    10.46%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................  23,139    11.78      273     1.70%        0.00%     8.60%
   2004............................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................  66,356    12.12      804     1.70%        1.51%     8.24%
   2004............................................  21,959    11.20      246     1.70%       19.09%    11.98%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   655,414   $11.90   $ 7,801     1.70%        8.21%     0.54%
   2004............................................   674,150    11.84     7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93     7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13     3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16     1,318     1.70%        4.03%    (0.36)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   402,757    16.30     6,566     1.70%        0.00%     9.00%
   2004............................................   327,625    14.96     4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................   150,696    10.55     1,591     1.70%        1.74%     2.02%
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 2,807,286    11.72    32,889     1.70%        0.13%    14.67%
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    71,052    13.96       992     1.70%        0.00%    18.63%
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 2,141,456    12.14    25,993     1.70%        1.84%     3.78%
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................   659,383     9.49     6,257     1.70%        1.34%     5.58%
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2005............................................ 1,301,266     6.35     8,268     1.70%        0.28%     3.71%
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VII:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,880,480   $17.33   $32,597     1.70%        0.00%    16.02%
   2004.............................................. 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003.............................................. 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002..............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001..............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................    43,930    11.33       498     1.70%        0.09%     0.69%
   2004..............................................    19,598    11.25       221     1.70%        0.00%    12.55%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   442,711    10.39     4,599     1.70%        0.31%     3.89%
GE Investments Funds, Inc.:
   Income Fund.......................................
   2005..............................................   678,296    11.04     7,487     1.70%        4.78%     0.31%
   2004..............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003..............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002..............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2005.............................................. 1,129,943    15.36    17,350     1.70%        2.32%     9.85%
   2004.............................................. 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003.............................................. 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002..............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001..............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%
 Money Market Fund
   2005.............................................. 1,382,399    10.36    14,326     1.70%        2.71%     1.06%
   2004.............................................. 1,359,548    10.25    13,941     1.70%        0.96%    (0.76)%
   2003.............................................. 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.............................................. 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..............................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2005.............................................. 1,143,240     8.70     9,942     1.70%        0.33%    (0.42)%
   2004.............................................. 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.............................................. 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..............................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..............................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2005..............................................   349,604    17.83     6,234     1.70%        5.60%     9.89%
   2004..............................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..............................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2005.............................................. 3,419,522     8.36    28,599     1.70%        1.48%     2.74%
   2004.............................................. 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.............................................. 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.............................................. 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.............................................. 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets     Expenses as a Investment
                                                       ------------------ % of Average    Income    Total
Type VII:                                      Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                    --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005.....................................   966,620   $15.45   $14,938     1.70%        1.07%     7.68%
   2004.....................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003.....................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002.....................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001.....................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2005..................................... 4,051,644    12.37    50,136     1.70%        2.16%     1.91%
   2004..................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003.....................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2005..................................... 1,168,268     9.12    10,650     1.70%        1.08%     0.77%
   2004..................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003..................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002.....................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001.....................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2005.....................................   640,476     9.69     6,206     1.70%        1.18%     2.30%
   2004.....................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003.....................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002.....................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001.....................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.....................................   170,259    11.37     1,936     1.70%        2.89%    13.69%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.....................................    57,145    14.47       827     1.70%        0.00%     7.79%
   2004.....................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003.....................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005..................................... 2,514,958    10.38    26,104     1.70%        2.08%     5.84%
   2004..................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003..................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002..................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001.....................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%
 Forty Portfolio -- Service Shares
   2005.....................................   520,861     8.13     4,232     1.70%        0.01%    10.65%
   2004.....................................   500,456     7.34     3,675     1.70%        0.03%    15.96%
   2003.....................................   537,768     6.33     3,405     1.70%        0.24%    18.19%
   2002.....................................   425,478     5.36     2,281     1.70%        0.31%   (17.36)%
   2001.....................................   362,926     6.48     2,352     1.70%        0.31%   (23.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2005...............................................  83,568   $9.33    $  780     1.70%        0.00%    10.42%
   2004...............................................  95,439    8.45       807     1.70%        0.00%    12.28%
   2003............................................... 100,391    7.53       756     1.70%        0.00%    24.05%
   2002............................................... 101,020    6.07       613     1.70%        0.00%   (30.75)%
   2001............................................... 103,526    8.76       907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2005............................................... 173,502    3.71       644     1.70%        0.00%     9.66%
   2004............................................... 256,228    3.39       868     1.70%        0.00%    (1.14)%
   2003............................................... 467,996    3.43     1,604     1.70%        0.00%    43.99%
   2002............................................... 318,267    2.38       757     1.70%        0.00%   (41.94)%
   2001............................................... 185,853    4.10       762     1.70%        0.00%   (38.39)%
 International Growth Portfolio -- Service Shares
   2005............................................... 483,616    8.89     4,301     1.70%        1.04%    29.70%
   2004............................................... 544,891    6.86     3,736     1.70%        0.86%    16.67%
   2003............................................... 593,422    5.88     3,487     1.70%        1.16%    32.25%
   2002............................................... 447,171    4.44     1,985     1.70%        0.90%   (27.02)%
   2001............................................... 264,963    6.09     1,614     1.70%        0.35%   (24.74)%
 Large Cap Growth Portfolio -- Service Shares
   2005............................................... 422,265    5.99     2,528     1.70%        0.12%     2.25%
   2004............................................... 487,411    5.86     2,854     1.70%        0.00%     2.43%
   2003............................................... 585,098    5.72     3,345     1.70%        0.00%    29.26%
   2002............................................... 609,116    4.42     2,692     1.70%        0.00%   (27.97)%
   2001............................................... 521,222    6.14     3,200     1.70%        0.00%   (26.19)%
 Mid Cap Growth Portfolio -- Service Shares
   2005............................................... 450,021    4.82     2,168     1.70%        0.00%    10.13%
   2004............................................... 484,273    4.37     2,118     1.70%        0.00%    18.43%
   2003............................................... 488,442    3.69     1,804     1.70%        0.00%    32.48%
   2002............................................... 458,916    2.79     1,280     1.70%        0.00%   (29.34)%
   2001............................................... 386,562    3.95     1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2005............................................... 564,234    5.88     3,320     1.70%        1.18%     3.78%
   2004............................................... 658,083    5.67     3,731     1.70%        0.87%     2.75%
   2003............................................... 831,929    5.52     4,590     1.70%        0.83%    21.58%
   2002............................................... 844,883    4.54     3,836     1.70%        0.61%   (26.97)%
   2001............................................... 629,158    6.21     3,907     1.70%        0.12%   (23.94)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005............................................... 553,876    6.24     3,455     1.70%        0.14%     2.46%
   2004............................................... 595,693    6.09     3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265    5.68     4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645    4.71     2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541    6.64     2,201     1.70%        0.05%   (26.12)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2005............................................... 463,596   $ 8.65   $4,011     1.70%        0.31%     5.21%
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005............................................... 492,215     7.91    3,895     1.70%        0.00%     3.25%
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 184,506    12.58    2,321     1.70%        0.02%     0.86%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................... 713,275    11.21    7,997     1.70%        0.54%    14.60%
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 662,712    14.48    9,599     1.70%        0.00%     5.63%
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 519,231    18.00    9,347     1.70%        1.00%    17.50%
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  30,769    15.43      475     1.70%        0.00%    10.09%
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 240,371    11.14    2,678     1.70%        1.26%     1.92%
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................... 172,010    13.44    2,313     1.70%        0.72%     3.08%
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 1,561,191   $11.40   $17,795     1.70%        0.86%    12.13%
   2004............................................. 1,576,650    10.17    16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005............................................. 1,188,072     8.78    10,431     1.70%        1.19%     3.95%
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   246,928    16.83     4,157     1.70%        0.00%     7.86%
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................    92,471    10.40       961     1.70%        5.04%     3.96%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   143,405    12.59     1,805     1.70%        3.15%     3.36%
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,489,607    12.90    19,212     1.70%        6.51%     2.35%
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................   955,206    14.84    14,174     1.70%        4.27%     2.97%
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    70,624     9.97       704     1.70%        2.45%    (0.26)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................ 4,195,522   $12.94   $54,294     1.70%        4.28%     0.71%
   2004............................................ 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................ 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................ 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005............................................    52,020    16.65       866     1.70%        0.00%    19.21%
   2004............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003............................................     2,027    12.31        25     1.70%        0.00%    23.14%
 Jennison Portfolio -- Class II Shares
   2005............................................    49,435    14.57       720     1.70%        0.00%    12.09%
   2004............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Natural Resources Portfolio -- Class II
   2005............................................    37,836    14.84       561     1.70%        0.00%    48.35%
Rydex Variable Trust:
 OTC Fund
   2005............................................   405,827     3.56     1,444     1.70%        0.00%    (0.60)%
   2004............................................   524,995     3.58     1,880     1.70%        0.00%     7.49%
   2003............................................   825,009     3.33     2,748     1.70%        0.00%    42.95%
   2002............................................   329,408     2.33       768     1.70%        0.00%   (39.89)%
   2001............................................   239,875     3.88       931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   224,649    13.99     3,142     1.70%        0.64%     1.96%
   2004............................................   216,563    13.72     2,971     1.70%        0.22%     6.24%
   2003............................................   112,510    12.91     1,453     1.70%        0.00%    29.12%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     7,519    10.55        79     1.70%        6.90%     5.48%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,340,627    12.20    16,358     1.70%        0.95%     2.34%
   2004............................................ 1,231,035    11.92    14,676     1.70%        0.64%    15.43%
   2003............................................   667,800    10.33     6,897     1.70%        0.38%    28.55%
   2002............................................   130,719     8.03     1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   159,385    10.06     1,604     1.70%        0.01%     5.81%
   2004............................................   179,786     9.51     1,710     1.70%        0.00%     4.96%
   2003............................................   162,892     9.06     1,476     1.70%        0.00%    24.88%
   2002............................................    28,218     7.25       205     1.70%        0.00%   (33.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income   Total
Type VIII:                                            Units    Unit Value   000s    Net Assets     Ratio    Return
----------                                          ---------- ---------- -------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Total Return Fund
   2005............................................ 19,687,409   $11.86   $233,570     1.50%        2.16%    2.12%
   2004............................................ 11,448,155    11.62    133,002     1.50%        1.85%    6.57%
   2003............................................  4,540,351    10.90     49,490     1.50%        1.69%   18.48%
   2002............................................    616,931     9.20      5,676     1.50%        2.28%   (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I
   shares
   2005............................................        130    14.23          2     1.45%        0.00%    4.22%
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................    639,064    14.65      9,362     1.45%        0.49%    3.90%
   2004............................................    583,088    14.10      8,221     1.45%        0.00%    9.23%
   2003............................................    197,609    12.91      2,551     1.45%        0.00%   29.08%
 AIM V.I. Blue Chip Fund -- Series I shares
   2005............................................        312    12.36          4     1.45%        0.72%    2.00%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................    119,902    13.83      1,659     1.45%        0.06%    7.26%
   2004............................................    123,237    12.90      1,589     1.45%        0.00%    5.08%
   2003............................................     56,467    12.27        693     1.45%        0.00%   22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005............................................    310,884    12.33      3,833     1.45%        1.31%   16.00%
   2004............................................      4,910    10.63         52     1.45%        0.62%    6.29%
 AIM V.I. Real Estate Fund -- Series II shares
   2005............................................        608    11.49          7     1.45%        2.92%   14.89%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005............................................     72,784    12.80        931     1.45%        0.81%    4.13%
   2004............................................     65,462    12.29        805     1.45%        0.44%    4.24%
   2003............................................     38,071    11.79        449     1.45%        0.31%   17.91%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005............................................  1,394,830    13.90     19,384     1.45%        1.27%    3.08%
   2004............................................  1,164,217    13.48     15,695     1.45%        0.74%    9.61%
   2003............................................    564,218    12.30      6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2005............................................    475,641    12.10      5,757     1.45%        0.96%   14.84%
   2004............................................     11,495    10.54        121     1.45%        0.00%    5.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income   Total
Type IX:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...........................................   211,436   $13.90   $ 2,938     1.45%        0.00%   13.18%
   2004...........................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...........................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...........................................   115,316    13.95     1,608     1.45%        0.00%    2.15%
   2004...........................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...........................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005...........................................     2,577    14.20        37     1.45%        0.56%    3.12%
 VP International Fund -- Class I
   2005...........................................        60    15.91         1     1.45%        0.00%   11.62%
 VP Ultra(R) Fund -- Class I
   2005...........................................       244    12.97         3     1.45%        0.00%    0.69%
   2004...........................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2005...........................................     2,335    14.49        34     1.45%        5.94%    3.51%
   2004...........................................     1,208    14.00        17     1.45%        0.00%   12.68%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...........................................    43,718     9.96       436     1.45%        3.74%   (0.38)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio - Initial Shares
   2005...........................................     1,413    15.32        22     1.45%        0.01%    7.59%
   2004...........................................        98    14.24         1     1.45%        0.39%   12.82%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005...........................................     5,886     9.96        59     1.45%        2.98%    1.18%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005........................................... 1,312,530    10.52    13,804     1.45%        4.08%    2.36%
   2004........................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...........................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2005...........................................   308,758    13.15     4,060     1.45%        0.00%    5.48%
   2004...........................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...........................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005...........................................    20,328    10.85       221     1.45%        0.02%    2.07%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...........................................   142,471    11.00     1,567     1.45%        0.39%    1.14%
   2004...........................................    66,522    10.88       724     1.45%        2.26%    8.78%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................    35,933   $11.07   $   398     1.45%        0.00%   10.65%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    28,107    11.83       332     1.45%        0.00%    8.87%
   2004............................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................    90,563    12.17     1,102     1.45%        1.51%    8.52%
   2004............................................    26,783    11.22       300     1.45%       19.09%   12.17%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   447,075    12.03     5,378     1.45%        8.21%    0.79%
   2004............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   946,863    16.41    15,541     1.45%        0.00%    9.27%
   2004............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................   311,644    10.60     3,303     1.45%        1.74%    2.28%
   2004............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 2,161,311    16.17    34,952     1.45%        0.13%   14.96%
   2004............................................ 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    88,801    14.06     1,248     1.45%        0.00%   18.93%
   2004............................................    35,327    11.82       418     1.45%        0.00%   (0.19)%
   2003............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 1,564,566    14.35    22,454     1.45%        1.84%    4.04%
   2004............................................ 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................   387,768    12.61     4,888     1.45%        1.34%    5.85%
   2004............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2005............................................   606,900    13.16     7,986     1.45%        0.28%    3.98%
   2004............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income   Total
Type IX:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                              --------- ---------- ------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,629,294   $19.90   $32,431     1.45%        0.00%   16.31%
   2004.............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003..............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................   117,036    11.38     1,332     1.45%        0.09%    0.95%
   2004..............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   719,943    10.41     7,492     1.45%        0.31%    4.07%
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2005..............................................     2,518    12.74        32     1.45%        0.22%   (0.41)%
   2004..............................................        97    12.79         1     1.45%        0.55%    6.37%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................     4,503    14.49        65     1.45%        0.00%    8.96%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2005..............................................     1,373    16.64        23     1.45%        1.34%    8.58%
   2004..............................................       381    15.33         6     1.45%        1.16%   16.81%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005..............................................       118    14.69         2     1.45%        2.95%    2.06%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................. 1,057,050    10.28    10,871     1.45%        4.78%    0.56%
   2004..............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003..............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2005..............................................   812,313    16.25    13,198     1.45%        2.32%   10.12%
   2004..............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003..............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2005.............................................. 1,251,487    10.03    12,549     1.45%        2.71%    1.32%
   2004.............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003..............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2005.............................................. 1,071,507    12.75    13,663     1.45%        0.33%   (0.17)%
   2004.............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003..............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2005..............................................   607,453    17.95    10,905     1.45%        5.60%   10.17%
   2004..............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003..............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2005.............................................. 2,155,073    13.61    29,334     1.45%        1.48%    3.00%
   2004.............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003..............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income   Total
Type IX:                                            Units   Unit Value   000s    Net Assets     Ratio    Return
--------                                          --------- ---------- -------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005..........................................   935,347   $15.71   $ 14,698     1.45%        1.07%    7.95%
   2004..........................................   689,460    14.56     10,037     1.45%        6.53%   13.48%
   2003..........................................   333,700    12.83      4,281     1.45%        0.08%   28.28%
 Total Return Fund
   2005.......................................... 9,561,715    12.46    119,123     1.45%        2.16%    2.17%
   2004.......................................... 5,993,939    12.19     73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44     18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2005..........................................   617,672    12.65      7,814     1.45%        1.08%    1.03%
   2004..........................................   544,736    12.52      6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75      2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2005..........................................   382,029    13.14      5,020     1.45%        1.18%    2.56%
   2004..........................................   315,289    12.81      4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87      1,548     1.45%        1.55%   18.66%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005..........................................   217,562    11.39      2,478     1.45%        2.89%   13.89%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................   193,593    14.57      2,820     1.45%        0.00%    8.06%
   2004..........................................   132,447    13.48      1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57        529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005..........................................   953,492    12.37     11,794     1.45%        2.08%    6.10%
   2004..........................................   792,568    11.66      9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92      3,533     1.45%        1.95%    9.24%
 Forty Portfolio -- Service Shares
   2005..........................................   202,887    15.03      3,050     1.45%        0.01%   10.93%
   2004..........................................   167,326    13.55      2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66        760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2005..........................................   174,684    20.62      3,603     1.45%        1.04%   30.03%
   2004..........................................   219,326    15.86      3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56      1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005..........................................    11,518    10.43        120     1.45%        4.30%    1.32%
   2004..........................................     1,580    10.29         16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2005..........................................     3,226    15.81         51     1.45%        0.86%    7.63%
   2004..........................................        62    14.69          1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2005..........................................     1,147    16.84         19     1.45%        0.00%    1.92%
   2004..........................................        96    16.52          2     1.45%        0.00%   25.33%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 U.S. Large Cap Core Equity Portfolio
   2005...............................................       209   $13.04   $     3     1.45%        0.00%   (0.12)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005...............................................   372,448    12.65     4,713     1.45%        0.14%    2.72%
   2004...............................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003...............................................   164,342    11.47     1,885     1.45%        0.00%   14.69%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................   230,074    13.49     3,103     1.45%        0.31%    5.48%
   2004...............................................   187,963    12.79     2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005...............................................   422,328    13.80     5,827     1.45%        0.00%    3.51%
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Strategic Income Series -- Service Class
   Shares
   2005...............................................       302    11.05         3     1.45%        0.00%    0.16%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................   118,192    12.44     1,470     1.45%        0.02%    1.11%
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................   390,453    18.06     7,053     1.45%        0.54%   14.89%
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 1,439,928    14.58    20,998     1.45%        0.00%    5.89%
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2005...............................................   950,101    18.12    17,220     1.45%        1.00%   17.80%
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005...............................................   142,681    15.59     2,224     1.45%        0.00%   10.37%
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................   318,406    11.19     3,562     1.45%        1.26%    2.17%
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005.............................................   409,421   $13.37   $ 5,472     1.45%        0.72%    3.35%
   2004.............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003.............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 1,146,291    18.62    21,347     1.45%        0.86%   12.41%
   2004.............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003.............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005.............................................   560,885    13.56     7,604     1.45%        1.19%    4.21%
   2004.............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003.............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   691,830    17.41    12,045     1.45%        0.00%    8.13%
   2004.............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003.............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 All Asset Portfolio Advisor -- Class Shares
   2005.............................................   236,432    10.41     2,462     1.45%        5.04%    4.14%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,432,605    12.03    17,240     1.45%        6.51%    2.61%
   2004............................................. 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003.............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................   528,302    11.00     5,813     1.45%        4.27%    3.23%
   2004.............................................   475,092    10.66     5,064     1.45%        4.15%    6.01%
   2003.............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................   186,590     9.99     1,864     0.00%        2.45%   (0.09)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 3,856,246    10.54    40,639     1.45%        4.28%    0.97%
   2004............................................. 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................. 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   114,715    16.76     1,923     1.45%        0.00%   19.51%
   2004.............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003.............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2005.............................................    48,037    14.67       705     1.45%        0.00%   12.38%
   2004.............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003.............................................    10,293    12.13       125     1.45%        0.00%   21.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Natural Resources Portfolio -- Class II
   2005............................................    87,097   $14.86   $ 1,294     1.45%        0.00%   48.61%
Rydex Variable Trust:
 OTC Fund
   2005............................................   116,563    13.75     1,602     1.45%        0.00%   (0.35)%
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   334,301    14.08     4,707     1.45%        0.64%    2.22%
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     2,074    10.57        22     1.45%        6.90%    5.66%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005............................................       244    13.42         3     1.45%        0.07%    1.77%
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2005............................................       558    15.23         9     1.45%        1.37%    5.96%
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2005............................................       634    18.22        12     1.45%        0.00%    8.19%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,843,968    14.86    27,395     1.45%        0.95%    2.60%
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   224,644    13.22     2,969     1.45%        0.01%    6.08%
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................    50,993    10.79       550     1.85%        0.49%    3.48%
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................    20,210    10.77       218     1.85%        0.06%    6.83%
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                      Net Assets     Expenses as a Investment
                                                                   ----------------- % of Average    Income   Total
Type X:                                                     Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                     ------ ---------- ------ ------------- ---------- ------
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  5,655   $12.27   $   69     1.85%        1.31%   15.53%
   2004....................................................  2,894    10.62       31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  4,063    10.47       43     1.85%        0.81%    3.71%
   2004....................................................  4,408    10.10       45     1.85%        0.44%    1.00%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................  3,178    10.07       32     1.85%        0.00%    1.74%
   2004....................................................  1,660     9.90       16     1.85%        0.00%   (0.98)%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005.................................................... 51,261    10.78      553     1.85%        1.27%    2.67%
   2004.................................................... 50,807    10.50      534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  2,737    12.05       33     1.85%        0.96%   14.37%
   2004....................................................    425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  1,385    11.67       16     1.85%        0.00%   12.73%
   2004....................................................  1,392    10.35       14     1.85%        0.00%    3.52%
Eaton Vance Variable Trust:
 VT Floating -- Rate Income Fund
   2005.................................................... 78,201    10.27      803     1.85%        4.08%    1.95%
   2004.................................................... 82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2005.................................................... 25,538    10.32      264     1.85%        0.00%    5.05%
   2004.................................................... 27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust:
   Evergreen VA Omega Fund -- Class 2......................
   2005....................................................  4,898    10.78       53     1.85%        0.02%    1.66%
   2004....................................................  5,105    10.60       54     1.85%        0.00%    6.00%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005.................................................... 22,338    10.93      244     1.85%        0.39%    0.73%
   2004.................................................... 15,604    10.85      169     1.85%        2.26%    8.49%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005....................................................  2,172    11.75       26     1.85%        0.00%    8.43%
   2004....................................................  2,062    10.83       22     1.85%        0.17%    8.35%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  8,010    12.09       97     1.85%        1.51%    8.08%
   2004....................................................  8,814    11.19       99     1.85%       19.09%   11.86%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005.................................................... 28,405    10.77      306     1.85%        8.21%    0.38%
   2004.................................................... 25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 82,966    11.73      973     1.85%        0.00%    8.83%
   2004.................................................... 93,674    10.78    1,010     1.85%        0.00%    7.79%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  35,193   $10.53   $  370     1.85%        1.74%    1.87%
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................... 214,346    12.55    2,690     1.85%        0.13%   14.50%
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................  10,501    11.16      117     1.85%        0.00%   18.45%
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  71,098    10.96      779     1.85%        1.84%    3.62%
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................  21,679    10.64      231     1.85%        1.34%    5.42%
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................   9,233     9.93       92     1.85%        0.28%    3.56%
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005............................................... 129,199    13.44    1,736     1.85%        0.00%   15.84%
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................  21,192    11.30      240     1.85%        0.09%    0.54%
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005...............................................   8,768    10.38       91     1.85%        0.31%    3.78%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................  47,593    10.05      478     1.85%        4.78%    0.15%
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%
 Mid-Cap Equity Fund
   2005...............................................  60,192    12.12      730     1.85%        2.32%    9.68%
   2004...............................................  60,203    11.05      665     1.85%        1.04%   10.52%
 Money Market Fund
   2005...............................................  27,530    10.01      276     1.85%        2.71%    0.91%
   2004...............................................  38,012     9.92      377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2005...............................................  52,526    10.23      537     1.85%        0.33%   (0.58)%
   2004...............................................  41,730    10.29      429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2005...............................................  51,165    13.63      697     1.85%        5.60%    9.72%
   2004...............................................  35,170    12.42      437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2005...............................................  98,397    10.74    1,057     1.85%        1.48%    2.58%
   2004...............................................  92,137    10.47      965     1.85%        1.59%    4.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005...............................................    82,514   $11.60   $   957     1.85%        1.07%    7.51%
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2005............................................... 2,937,461    10.56    31,008     1.85%        2.16%    1.76%
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2005...............................................    42,911    10.42       447     1.85%        1.08%    0.62%
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2005...............................................    39,010    10.71       418     1.85%        1.18%    2.14%
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................       882    11.36        10     1.85%        2.89%   13.58%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005...............................................    15,764    10.78       170     1.85%        0.00%    7.62%
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................    84,527    11.03       933     1.85%        2.08%    5.67%
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Forty Portfolio -- Service Shares
   2005...............................................     1,845    12.42        23     1.85%        0.01%   10.48%
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2005...............................................     8,285    14.21       118     1.85%        1.04%   29.51%
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005...............................................    17,590    10.51       185     1.85%        0.14%    2.30%
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................     4,052    11.14        45     1.85%        0.31%    5.05%
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005...............................................    21,864    10.00       219     1.85%        0.00%    3.09%
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................    96,024    10.68     1,026     1.85%        0.02%    0.71%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................    19,896    13.81       275     1.85%        0.54%   14.42%
   2004...............................................    16,456    12.07       199     1.85%        1.26%   20.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  85,052   $11.56   $  983     1.85%        0.00%    5.47%
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 101,488    12.58    1,277     1.85%        1.00%   17.32%
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   8,023    12.32       99     1.85%        0.00%    9.92%
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 163,805    11.11    1,820     1.85%        1.26%    1.76%
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  39,961    10.47      418     1.85%        0.72%    2.93%
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 128,241    12.39    1,589     1.85%        0.86%   11.96%
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  29,165    10.73      313     1.85%        1.19%    3.79%
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  34,602    11.88      411     1.85%        0.00%    7.69%
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  69,800    10.92      762     1.85%        6.51%    2.19%
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   4,852    10.61       51     1.85%        4.27%    2.81%
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 206,991    10.23    2,118     1.85%        4.28%    0.56%
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................   7,208    13.01       94     1.85%        0.00%   19.02%
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type X:                                                     Units  Unit Value 000s  Net Assets     Ratio    Return
-------                                                     ------ ---------- ---- ------------- ---------- ------
 Jennison Portfolio -- Class II Shares
   2005....................................................    328   $11.59   $  4     1.85%        0.00%   11.92%
   2004....................................................    321    10.35      3     1.85%        0.06%    3.53%
 Natural Resources Portfolio -- Class II
   2005....................................................  1,436    14.82     21     1.85%        0.00%   48.20%
Rydex Variable Trust:
 OTC Fund
   2005....................................................  7,745    10.44     81     1.85%        0.00%   (0.75)%
   2004....................................................  7,821    10.52     82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005.................................................... 10,526    10.19    107     1.85%        0.64%    1.81%
   2004.................................................... 10,559    10.01    106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 72,848    11.18    815     1.85%        0.95%    2.19%
   2004.................................................... 64,668    10.95    708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2005....................................................  5,151    10.80     56     1.85%        0.01%    5.65%
   2004....................................................  5,205    10.22     53     1.85%        0.00%    2.20%

Type XI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 58,299    11.14    649     1.85%        0.49%    3.48%
   2004.................................................... 42,247    10.76    455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II shares
   2005.................................................... 27,194    12.27    334     1.85%        1.31%   15.53%
   2004....................................................  6,317    10.62     67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  8,880    11.05     98     1.85%        0.81%    3.71%
   2004....................................................  8,908    10.66     95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 44,753    11.10    497     1.85%        1.27%    2.67%
   2004.................................................... 27,125    10.81    293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 46,233    12.05    557     1.85%        0.96%   14.37%
   2004....................................................  4,345    10.53     46     1.85%        0.00%    5.35%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005.................................................... 27,223    12.30    335     1.85%        0.00%   12.73%
   2004.................................................... 11,112    10.91    121     1.85%        0.00%    9.15%
American Century Variable Portfolios, Inc.:
 VP Ultra(R) Fund -- Class I
   2005....................................................  3,538    10.94     39     1.85%        0.00%    9.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XI:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                              ------- ---------- ------ ------------- ---------- ------
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................  12,057   $ 9.93   $  120     1.85%        3.74%   (0.65)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2005..............................................     804    11.45        9     1.85%        0.01%   14.55%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005..............................................   4,252    10.08       43     1.85%        2.98%    0.76%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005..............................................  27,209    10.93      297     1.85%        0.39%    0.73%
   2004..............................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................  14,600    12.09      177     1.85%        1.51%    8.08%
   2004..............................................   1,334    11.19       15     1.85%       19.09%   11.86%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  29,657    10.71      318     1.85%        8.21%    0.38%
   2004..............................................  12,116    10.67      129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................. 381,414    10.53    4,015     1.85%        1.74%    1.87%
   2004.............................................. 214,116    10.33    2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................  59,468    11.37      676     1.85%        1.84%    3.62%
   2004..............................................  17,355    10.97      190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  32,944    10.80      356     1.85%        0.28%    3.56%
   2004..............................................  16,001    10.43      167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  60,009    14.14      848     1.85%        0.00%   15.84%
   2004..............................................  29,081    12.20      355     1.85%        0.00%   22.04%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 595,181    10.38    6,177     1.85%        0.31%    3.78%
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2005..............................................   1,209    10.40       13     1.85%        0.22%    3.99%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................   1,584    11.16       18     1.85%        1.34%   11.60%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  63,706    10.25      653     1.85%        4.78%    0.15%
   2004..............................................  40,814    10.23      418     1.85%        4.53%    2.30%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type XI:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005............................................    25,219   $12.57   $   317     1.85%        2.32%    9.68%
   2004............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2005............................................   268,448    10.04     2,695     1.85%        2.71%    0.91%
   2004............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2005............................................    25,455    11.90       303     1.85%        1.07%    7.51%
   2004............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2005............................................ 8,996,013    10.84    97,548     1.85%        2.16%    1.76%
   2004............................................ 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................    15,261    11.36       173     1.85%        2.89%   13.58%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................    28,271    11.39       322     1.85%        0.00%    7.62%
   2004............................................     3,798    10.58        40     1.85%        0.00%    5.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................   257,220    11.37     2,924     1.85%        2.08%    5.67%
   2004............................................   128,105    10.76     1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2005............................................        --    14.70        --     1.85%        1.04%   29.51%
   2004............................................    21,993    11.35       250     1.85%        0.86%   13.54%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005............................................     1,157    10.07        12     1.85%        4.30%    0.71%
 International Equity Portfolio
   2005............................................     4,865    11.28        55     1.85%        0.03%   12.81%
 Mid Cap Value Portfolio
   2005............................................     2,645    10.88        29     1.85%        0.86%    8.80%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................    15,815    11.10       176     1.85%        0.14%    2.30%
   2004............................................     2,119    10.85        23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    15,613    10.94       171     1.85%        0.00%    3.09%
   2004............................................    13,398    10.61       142     1.85%        0.00%    6.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   465,086    10.30     4,792     1.85%        0.02%    3.03%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    63,794    11.87       757     1.85%        0.00%    5.47%
   2004............................................    32,887    11.25       370     1.85%        0.00%   12.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income   Total
Type XI:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Nations Marsico International Opportunities Portfolio
   2005................................................ 145,933   $12.88   $1,880     1.85%        1.00%   17.32%
   2004................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005................................................ 402,956    11.11    4,478     1.85%        1.26%    1.76%
   2004................................................ 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005................................................  32,893    12.68      417     1.85%        0.00%    7.69%
   2004................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005................................................  39,094    11.04      432     1.85%        6.51%    2.19%
   2004................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005................................................  17,190    10.96      188     1.85%        4.27%    2.81%
   2004................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Low Duration Portfolio -- Advisor Class Shares
   2005................................................ 130,107     9.96    1,296     1.85%        2.45%   (0.37)%
 Total Return Portfolio -- Administrative Class Shares
   2005................................................ 231,271    10.38    2,399     1.85%        4.28%    0.56%
   2004................................................ 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005................................................   3,973    12.21       49     1.85%        0.00%   11.92%
   2004................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005................................................  10,582    10.84      115     1.85%        0.64%    1.81%
   2004................................................   8,999    10.65       96     1.85%        0.22%    6.46%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005................................................  13,147    10.54      139     0.00%        6.90%    5.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................ 105,107    11.57    1,216     1.85%        0.95%    2.19%
   2004................................................  15,109    11.32      171     1.85%        0.64%   13.23%

Type XII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  26,035    11.12      290     1.95%        0.49%    3.38%
   2004................................................  10,413    10.76      112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  20,859    12.26      256     1.95%        1.31%   15.41%
   2004................................................      18    10.62        1     1.95%        0.62%    6.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XII:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................   6,373   $11.03   $   70     1.95%        0.81%    3.60%
   2004...............................................   5,648    10.65       60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................  32,113    11.08      356     1.95%        1.27%    2.56%
   2004...............................................  12,931    10.81      140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................  30,684    12.03      369     1.95%        0.96%   14.26%
   2004...............................................   4,595    10.53       48     1.95%        0.00%    5.33%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................  13,560    12.28      167     1.95%        0.00%   12.61%
   2004...............................................   3,602    10.91       39     1.95%        0.00%    9.07%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...............................................   5,577     9.93       55     1.95%        3.74%   (0.72)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................  13,187    10.91      144     1.95%        0.39%    0.63%
   2004...............................................   3,813    10.84       41     1.95%        2.26%    8.41%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................  16,343    12.07      197     1.95%        1.51%    7.97%
   2004...............................................   2,498    11.18       28     1.95%       19.09%   11.79%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................   9,024    10.70       97     1.95%        8.21%    0.28%
   2004...............................................   3,057    10.67       33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................... 193,962    10.51    2,038     1.95%        1.74%    1.76%
   2004...............................................  91,441    10.33      944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  34,287    11.35      389     1.95%        1.84%    3.52%
   2004...............................................  15,898    10.97      174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................  16,249    10.78      175     1.95%        0.28%    3.45%
   2004...............................................     384    10.42        4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................  44,142    14.11      623     1.95%        0.00%   15.72%
   2004...............................................  16,419    12.20      200     1.95%        0.00%   21.96%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005............................................... 391,077    10.37    4,056     1.95%        0.31%    3.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type XII:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................    28,818   $10.23   $   295     1.95%        4.78%    0.05%
   2004............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2005............................................     7,131    12.55        89     1.95%        2.32%    9.57%
   2004............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2005............................................   150,019    10.02     1,504     1.95%        2.71%    0.81%
   2004............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2005............................................     7,528    11.88        89     1.95%        1.07%    7.40%
   2004............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2005............................................ 4,782,115    10.83    51,767     1.95%        2.16%    1.65%
   2004............................................ 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................    15,837    11.35       180     1.95%        2.89%   13.50%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................    24,984    11.37       284     1.95%        0.00%    7.51%
   2004............................................    11,344    10.57       120     1.95%        0.00%    5.72%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................   158,810    11.35     1,802     1.95%        2.08%    5.57%
   2004............................................    14,502    10.75       156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2005............................................        --    14.68        --     1.95%        1.04%   29.38%
   2004............................................     6,949    11.35        79     1.95%        0.86%   13.46%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................     5,106    11.08        57     1.95%        0.14%    2.20%
   2004............................................       627    10.84         7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................     5,703    10.92        62     1.95%        0.00%    2.99%
   2004............................................     1,785    10.60        19     1.95%        0.00%    6.04%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   198,345    10.30     2,042     1.95%        0.02%    2.96%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    42,972    11.85       509     1.95%        0.00%    5.36%
   2004............................................    18,129    11.25       204     1.95%        0.00%   12.47%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XII:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 Nations Marsico International Opportunities Portfolio
   2005...............................................  93,312   $12.86   $1,200     1.95%        1.00%   17.20%
   2004...............................................  39,132    10.97      429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 323,610    11.09    3,590     1.95%        1.26%    1.66%
   2004...............................................  47,184    10.91      515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  27,464    12.66      348     1.95%        0.00%    7.58%
   2004...............................................   8,840    11.77      104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  35,042    11.03      386     1.95%        6.51%    2.09%
   2004...............................................  10,569    10.80      114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  27,793    10.94      304     1.95%        4.27%    2.71%
   2004...............................................   9,496    10.65      101     1.95%        4.15%    6.52%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  91,098     9.96      907     1.95%        2.45%   (0.43)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 141,148    10.36    1,462     1.95%        4.28%    0.45%
   2004...............................................  64,017    10.31      660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   9,775    12.19      119     1.95%        0.00%   11.81%
   2004...............................................     836    10.90        9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  15,186    10.82      164     1.95%        0.64%    1.70%
   2004...............................................   5,016    10.64       53     1.95%        0.22%    6.39%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................  12,504    10.53      132     1.95%        6.90%    5.30%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  76,220    11.55      880     1.95%        0.95%    2.09%
   2004...............................................  16,006    11.32      181     1.95%        0.64%   13.16%

Type XIII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................  20,493    10.74      220     2.10%        0.49%    3.22%
   2004...............................................  17,323    10.41      180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005...............................................   7,156    10.72       77     2.10%        0.06%    6.56%
   2004...............................................   7,209    10.06       73     2.10%        0.00%    0.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIII:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                  ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................    630   $10.42   $  7     2.10%        0.81%    3.44%
   2004....................................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................  2,122    10.03     21     2.10%        0.00%    1.48%
   2004....................................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 36,191    10.73    388     2.10%        1.27%    2.41%
   2004.................................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  4,868    12.01     58     2.10%        0.96%   14.08%
   2004....................................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  8,478    11.61     98     2.10%        0.00%   12.44%
   2004....................................................  7,049    10.33     73     2.10%        0.00%    3.28%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  6,820    10.22     70     2.10%        4.08%    1.69%
   2004....................................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2005....................................................  4,182    10.28     43     2.10%        0.00%    4.79%
   2004....................................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005....................................................  3,796    10.88     41     2.10%        0.39%    0.47%
   2004....................................................     99    10.83      1     2.10%        2.26%    8.30%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005....................................................  3,218    11.70     38     2.10%        0.00%    8.16%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  1,324    12.04     16     2.10%        1.51%    7.81%
   2004....................................................  1,130    11.17     13     2.10%       19.09%   11.67%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................    945    10.72     10     2.10%        8.21%    0.13%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 12,713    11.67    148     2.10%        0.00%    8.56%
   2004....................................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005....................................................  9,266    10.48     97     2.10%        1.74%    1.61%
   2004....................................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.................................................... 19,333    12.49    241     2.10%        0.13%   14.21%
   2004.................................................... 13,988    10.94    153     2.10%        0.19%    9.35%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................      63   $11.11   $    1     2.10%        0.00%   18.15%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  17,670    10.90      193     2.10%        1.84%    3.36%
   2004...............................................  12,814    10.55      135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................     249    10.59        3     2.10%        1.34%    5.15%
   2004...............................................     249    10.07        3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................   6,164     9.88       61     2.10%        0.28%    3.29%
   2004...............................................   3,921     9.57       38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................   8,336    13.37      111     2.10%        0.00%   15.55%
   2004...............................................   4,543    11.57       53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................   2,331    11.26       26     2.10%        0.09%    0.28%
   2004...............................................     455    11.22        5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................   6,222    10.01       62     2.10%        4.78%   (0.10)%
   2004...............................................   6,209    10.02       62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2005...............................................   8,822    12.06      106     2.10%        2.32%    9.40%
   2004...............................................   8,064    11.03       89     2.10%        1.04%   10.27%
 Money Market Fund
   2005...............................................  30,990     9.97      309     2.10%        2.71%    0.65%
   2004...............................................   2,870     9.90       28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2005...............................................  34,388    10.18      350     2.10%        0.33%   (0.83)%
   2004...............................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2005...............................................   6,258    13.56       85     2.10%        5.60%    9.44%
   2004...............................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2005...............................................   5,040    10.69       54     2.10%        1.48%    2.32%
   2004...............................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2005...............................................  13,823    11.55      160     2.10%        1.07%    7.24%
   2004...............................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2005............................................... 339,798    10.51    3,570     2.10%        2.16%    1.50%
   2004............................................... 260,913    10.35    2,701     2.10%        1.85%    3.51%
 U.S. Equity Fund
   2005...............................................      56    10.37        1     2.10%        1.08%    0.36%
 Value Equity Fund
   2005...............................................     224    10.66        2     2.10%        1.18%    1.88%
   2004...............................................     238    10.46        2     2.10%        1.28%    4.64%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................     16   $11.34   $  1     2.10%        2.89%   13.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005............................................... 13,136    10.73    141     2.10%        0.00%    7.35%
   2004............................................... 12,181     9.99    122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  2,851    10.98     31     2.10%        2.08%    5.41%
   2004...............................................  3,089    10.42     32     2.10%        2.25%    4.18%
 Forty Portfolio -- Service Shares
   2005...............................................  1,869    12.36     23     2.10%        0.01%   10.20%
 International Growth Portfolio -- Service Shares
   2005...............................................  7,459    14.15    106     2.10%        1.04%   29.18%
   2004............................................... 12,609    10.95    138     2.10%        0.86%    9.50%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................    238    11.09      3     2.10%        0.31%    4.78%
   2004...............................................    238    10.58      3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  3,755     9.96     37     2.10%        0.00%    2.83%
   2004...............................................  3,723     9.68     36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 21,011    11.51    242     2.10%        0.00%    5.20%
   2004............................................... 19,041    10.94    208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 19,313    12.52    242     2.10%        1.00%   17.02%
   2004............................................... 10,725    10.70    115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................    574    11.06      6     2.10%        1.26%    1.50%
   2004...............................................    605    10.90      7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005............................................... 11,251    10.42    117     2.10%        0.72%    2.67%
   2004............................................... 11,911    10.15    121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 14,836    12.33    183     2.10%        0.86%   11.67%
   2004............................................... 12,740    11.04    141     2.10%        1.10%   10.43%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  5,366    10.68     57     2.10%        1.19%    3.53%
   2004...............................................  5,474    10.32     56     2.10%        0.69%    3.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005..................................................  4,671   $11.82   $ 55     2.10%        0.00%    7.42%
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.................................................. 16,888    10.87    184     2.10%        6.51%    1.93%
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005.................................................. 29,246    10.56    309     2.10%        4.27%    2.55%
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Low Duration Portfolio -- Advisor Class Shares
   2005..................................................     79     9.95      1     2.10%        2.45%   (0.54)%
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................. 38,526    10.19    392     2.10%        4.28%    0.30%
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2005..................................................  8,374    10.39     87     2.10%        0.00%   (1.00)%
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005..................................................  1,642    10.14     17     2.10%        0.64%    1.55%
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005..................................................  5,514    11.13     61     2.10%        0.95%    1.93%
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2005..................................................  5,471    10.75     59     2.10%        0.01%    5.38%
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 12,724    11.09    141     2.10%        0.49%    3.22%
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  5,175    12.24     63     2.10%        1.31%   15.24%
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005..................................................    530    11.00      6     2.10%        0.81%    3.44%
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................. 20,999    11.06    232     2.10%        1.27%    2.41%
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XIV:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                             ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................  10,691   $12.01   $  128     2.10%        0.96%   14.08%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................     948    12.25       12     2.10%        0.00%   12.44%
   2004..............................................     298    10.90        3     2.10%        0.00%    8.96%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................     922     9.92        9     2.10%        3.74%   (0.82)%
FAM Variable Series Fund, Inc.:
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................   3,486    12.04       42     2.10%        1.51%    7.81%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................   4,329    10.67       46     2.10%        8.21%    0.13%
   2004..............................................      79    10.65        1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................. 150,976    10.48    1,583     2.10%        1.74%    1.61%
   2004..............................................  28,249    10.32      291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................  14,551    11.32      165     2.10%        1.84%    3.36%
   2004..............................................     556    10.95        6     2.10%        1.35%    9.55%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  15,460    10.75      166     2.10%        0.28%    3.29%
   2004..............................................   4,967    10.41       52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  19,378    14.08      273     2.10%        0.00%   15.55%
   2004..............................................   7,762    12.18       95     2.10%        0.00%   21.83%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 291,882    10.36    3,024     2.10%        0.31%    3.61%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   5,373    10.20       55     2.10%        4.78%   (0.10)%
 Mid-Cap Equity Fund
   2005..............................................   8,666    12.51      108     2.10%        2.32%    9.40%
   2004..............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2005.............................................. 132,025    10.00    1,320     2.10%        2.71%    0.65%
   2004..............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2005..............................................   6,206    11.85       74     2.10%        1.07%    7.24%
   2004..............................................   1,690    11.05       19     2.10%        6.53%   10.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type XIV:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2005............................................. 3,767,110   $10.80   $40,675     2.10%        2.16%    1.50%
   2004.............................................   924,096    10.64     9,831     2.10%        1.85%    6.38%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.............................................     4,880    11.34        55     2.10%        2.89%   13.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.............................................    12,592    11.34       143     2.10%        0.00%    7.35%
   2004.............................................       476    10.56         5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.............................................    98,721    11.32     1,118     2.10%        2.08%    5.41%
   2004.............................................    20,112    10.74       216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005.............................................     1,842    11.05        20     2.10%        0.14%    2.04%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005.............................................     4,389    10.89        48     2.10%        0.00%    2.83%
   2004.............................................     1,128    10.59        12     2.10%        0.00%    5.93%
 MFS(R) Total Return Series -- Service Class Shares
   2005.............................................   100,856    10.29     1,037     2.10%        0.02%    2.85%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005.............................................    28,105    11.82       332     2.10%        0.00%    5.20%
   2004.............................................    12,403    11.24       139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities
   Portfolio
   2005.............................................    56,038    12.83       719     2.10%        1.00%   17.02%
   2004.............................................    23,413    10.96       257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.............................................   124,342    11.06     1,376     2.10%        1.26%    1.50%
   2004.............................................    29,108    10.90       317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................    13,646    12.63       172     2.10%        0.00%    7.42%
   2004.............................................     4,778    11.76        56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.............................................    17,565    11.00       193     2.10%        6.51%    1.93%
   2004.............................................     6,209    10.79        67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................     6,882    10.91        75     2.10%        4.27%    2.55%
   2004.............................................     5,215    10.64        55     2.10%        4.15%    6.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIV:                                                   Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 Low Duration Portfolio -- Advisor Class Shares
   2005.................................................... 37,809   $ 9.95   $376     2.10%        2.45%   (0.54)%
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................... 93,460    10.33    966     2.10%        4.28%    0.30%
   2004.................................................... 32,298    10.30    333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005....................................................    630    12.16      8     2.10%        0.00%   11.64%
   2004....................................................    376    10.89      4     2.10%        0.06%    8.94%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005....................................................  5,279    10.79     57     2.10%        0.64%    1.55%
 Salomon Brothers Variable Total Return Fund -- Class II
   2005....................................................  8,463    10.52     89     2.10%        6.90%    5.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 44,062    11.52    508     2.10%        0.95%    1.93%
   2004.................................................... 20,331    11.30    230     2.10%        0.64%   13.04%

Type XV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 17,448    11.07    193     2.20%        0.49%    3.12%
   2004.................................................... 11,143    10.74    120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  7,841    12.23     96     2.20%        1.31%   15.12%
   2004....................................................  3,295    10.62     35     2.20%        0.62%    6.19%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  7,031    10.99     77     2.20%        0.81%    3.34%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 31,179    11.04    344     2.20%        1.27%    2.30%
   2004....................................................  4,874    10.79     53     2.20%        0.74%    7.88%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 24,441    12.00    293     2.20%        0.96%   13.96%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  3,246    12.23     40     2.20%        0.00%   12.32%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005....................................................  2,146     9.91     21     2.20%        3.74%   (0.89)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005.................................................... 14,661    10.86    159     2.20%        0.39%    0.37%
   2004....................................................  1,423    10.82     15     2.20%        2.26%    8.23%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  5,636    12.02     68     2.20%        1.51%    7.70%
   2004....................................................    541    11.16      6     2.20%       19.09%   11.59%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income   Total
Type XV:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005..............................................     8,126   $10.65   $    87     2.20%        8.21%    0.03%
   2004..............................................     2,543    10.65        27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005..............................................   106,713    10.47     1,117     2.20%        1.74%    1.50%
   2004..............................................    35,661    10.31       368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................    25,484    11.30       288     2.20%        1.84%    3.25%
   2004..............................................     8,643    10.95        95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................     9,869    10.74       106     2.20%        0.28%    3.19%
   2004..............................................     3,892    10.40        40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................    23,763    14.05       334     2.20%        0.00%   15.43%
   2004..............................................     8,856    12.17       108     2.20%        0.00%   21.75%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   166,804    10.35     1,727     2.20%        0.31%    3.53%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................     9,669    10.18        98     2.20%        4.78%   (0.20)%
   2004..............................................       484    10.21         5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2005..............................................     8,686    12.49       109     2.20%        2.32%    9.29%
   2004..............................................     3,551    11.43        41     2.20%        1.04%   14.31%
 Money Market Fund
   2005..............................................   103,838     9.98     1,036     2.20%        2.71%    0.55%
   2004..............................................    31,741     9.93       315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2005..............................................    10,713    11.83       127     2.20%        1.07%    7.13%
   2004..............................................     2,399    11.04        26     2.20%        6.53%   10.41%
 Total Return Fund
   2005.............................................. 2,187,807    10.78    23,583     2.20%        2.16%    1.40%
   2004..............................................   493,492    10.63     5,246     2.20%        1.85%    6.31%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005..............................................    12,067    11.33       137     2.20%        2.89%   13.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..............................................    22,733    11.32       257     2.20%        0.00%    7.24%
   2004..............................................     6,108    10.55        64     2.20%        0.00%    5.54%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  62,953   $11.30   $  711     2.20%        2.08%    5.30%
   2004...............................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2005...............................................      --    14.62       --     2.20%        1.04%   29.05%
   2004...............................................   7,684    11.33       87     2.20%        0.86%   13.27%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  10,448    10.87      114     2.20%        0.00%    2.73%
   2004...............................................   3,402    10.59       36     2.20%        0.00%    5.86%
   MFS(R) Total Return Series -- Service Class Shares.
   2005...............................................  26,516    10.28      273     2.20%        0.02%    2.78%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  32,644    11.80      385     2.20%        0.00%    5.09%
   2004...............................................  10,915    11.23      123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  63,134    12.81      808     2.20%        1.00%   16.90%
   2004...............................................  18,027    10.95      197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 108,541    11.05    1,199     2.20%        1.26%    1.40%
   2004...............................................  54,629    10.89      595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  11,091    12.61      140     2.20%        0.00%    7.31%
   2004...............................................   3,172    11.75       37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  20,911    10.98      230     2.20%        6.51%    1.83%
   2004...............................................   5,298    10.78       57     2.20%        6.62%    7.82%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   2,977    10.89       32     2.20%        4.27%    2.45%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  52,306     9.94      520     2.20%        2.45%   (0.60)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 124,882    10.31    1,288     2.20%        4.28%    0.20%
   2004...............................................  46,520    10.29      479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   3,516    12.14       43     2.20%        0.00%   11.52%
   2004...............................................   2,403    10.89       26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................   9,191    10.77       99     2.20%        0.64%    1.44%
   2004...............................................   4,173    10.62       44     2.20%        0.22%    6.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund -- Class II
   2005..................................................  5,411   $10.51   $ 57     2.20%        6.90%    5.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................. 32,581    11.50    375     2.20%        0.95%    1.83%
   2004..................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.................................................. 13,605    10.24    139     2.00%        4.08%    1.79%
   2004.................................................. 14,516    10.06    146     2.00%        2.99%    0.56%
Fidelity Variable Insurance Products Fund:
 VIP Growth Portfolio -- Service Class 2
   2005..................................................    643     9.90      6     2.00%        0.28%    3.40%
GE Investments Funds, Inc.:
 Income Fund
   2005..................................................    745    10.02      7     2.00%        4.78%    0.00%
 Total Return Fund
   2005.................................................. 57,488    10.53    605     2.00%        2.16%    1.60%
   2004.................................................. 12,068    10.36    125     2.00%        1.85%    3.60%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005..................................................    255     9.98      3     2.00%        0.00%    2.94%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005..................................................    441    12.36      5     2.00%        0.86%   11.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005..................................................    346    10.89      4     2.00%        6.51%    2.04%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 10,982    11.11    122     2.00%        0.49%    3.33%
   2004..................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  6,104    12.25     75     2.00%        1.31%   15.36%
   2004..................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005..................................................    291    11.02      3     2.00%        0.81%    3.55%
   2004..................................................    289    10.65      3     2.00%        0.44%    6.46%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005..................................................  5,161    11.07     57     2.00%        1.27%    2.51%
   2004..................................................    214    10.80      2     2.00%        0.74%    8.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                            ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................   5,530   $12.03   $   67     2.00%        0.96%   14.20%
   2004..............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................     465    12.27        6     2.00%        0.00%   12.55%
   2004..............................................     281    10.90        3     2.00%        0.00%    9.04%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................   1,771     9.92       18     2.00%        3.74%   (0.75)%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................   2,387    10.69       26     2.00%        8.21%    0.23%
   2004..............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005..............................................  35,127    10.50      369     2.00%        1.74%    1.71%
   2004..............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................   9,904    11.34      112     2.00%        1.84%    3.47%
   2004..............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  10,721    10.77      115     2.00%        0.28%    3.40%
   2004..............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................   7,970    14.10      112     2.00%        0.00%   15.66%
   2004..............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  13,410    10.22      137     2.00%        4.78%    0.00%
   2004..............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Mid-Cap Equity Fund
   2005..............................................   1,238    12.54       16     2.00%        2.32%    9.51%
 Money Market Fund
   2005..............................................  21,341    10.01      214     2.00%        2.71%    0.76%
   2004..............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Real Estate Securities Fund
   2005..............................................     687    14.95       10     2.00%        5.60%    9.55%
 Small-Cap Value Equity Fund
   2005..............................................   1,109    11.87       13     2.00%        1.07%    7.35%
 Total Return Fund
   2005.............................................. 169,950    10.82    1,838     2.00%        2.16%    1.60%
   2004.............................................. 118,802    10.65    1,265     2.00%        1.85%    6.45%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005..............................................   4,022    11.36       46     2.00%        0.00%    7.46%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  1,799   $11.34   $ 20     2.00%        2.08%    5.51%
   2004...............................................  1,848    10.75     20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................    772    10.91      8     2.00%        0.00%    2.94%
   2004...............................................    121    10.60      1     2.00%        0.00%    6.01%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................    355    14.20      5     2.00%        0.54%   14.25%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  2,291    11.84     27     2.00%        0.00%    5.31%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 10,208    12.85    131     2.00%        1.00%   17.14%
   2004...............................................  2,863    10.97     31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 26,332    11.08    292     2.00%        1.26%    1.61%
   2004............................................... 26,364    10.91    288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  6,211    12.65     79     2.00%        0.00%    7.53%
   2004...............................................  1,653    11.77     19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,964    11.02     44     2.00%        6.51%    2.04%
   2004...............................................  1,433    10.80     15     2.00%        6.62%    7.97%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................  1,161    10.93     13     2.00%        4.27%    2.66%
   2004...............................................    239    10.65      3     2.00%        4.15%    6.49%
 Low Duration Portfolio -- Advisor Class Shares
   2005............................................... 13,515     9.95    135     2.00%        2.45%   (0.47)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 12,805    10.35    133     2.00%        4.28%    0.40%
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................    248    10.81      3     2.00%        0.64%    1.65%
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  2,098    11.54     24     2.00%        0.95%    2.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVIII:                                             Units  Unit Value  000s   Net Assets     Ratio    Return
-----------                                            ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................     181   $12.01   $    2     2.10%        0.96%   14.08%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  10,314    10.48      108     2.10%        1.74%    1.61%
   2004...............................................   3,795    10.32       39     2.10%        0.00%    3.17%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................     152    14.08        2     2.10%        0.00%   15.55%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................     300    10.20        3     2.10%        4.78%   (0.10)%
 Money Market Fund
   2005...............................................     458    10.00        5     2.10%        2.71%    0.65%
 Total Return Fund
   2005............................................... 109,970    10.80    1,187     2.10%        2.16%    1.50%
   2004...............................................  54,290    10.64      578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................   9,565    11.32      108     2.10%        2.08%    5.41%
   2004...............................................   3,651    10.74       39     2.10%        2.25%    7.40%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................     308    11.82        4     2.10%        0.00%    5.20%
 Nations Marsico International Opportunities Portfolio
   2005...............................................     197    12.83        3     2.10%        1.00%   17.02%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................   9,774    11.06      108     2.10%        1.26%    1.50%
   2004...............................................   3,610    10.90       39     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................     119    12.63        2     2.10%        0.00%    7.42%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................     112    11.00        1     2.10%        6.51%    1.93%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................     386    10.33        4     2.10%        4.28%    0.30%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................     503    11.52        6     2.10%        0.95%    1.93%

Type XIX:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................   1,892    10.83       20     1.95%        0.49%    8.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIX:                                                   Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005....................................................     18   $11.52   $  1     1.95%        0.06%   15.23%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................    915    11.89     11     1.95%        1.31%   18.94%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005....................................................  7,585    10.62     81     1.95%        1.27%    6.20%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 12,224    11.85    145     1.95%        0.96%   18.49%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005....................................................    750     9.93      7     1.95%        3.74%   (0.72)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  3,813    10.13     39     1.95%        4.08%    1.33%
 VT Worldwide Health Sciences Fund
   2005....................................................     77    11.22      1     1.95%        0.00%   12.21%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005....................................................  1,891    10.74     20     1.95%        0.39%    7.36%
 Mercury Global Allocation V.I. Fund -- Class III Shares
   2005....................................................  4,862    11.03     54     1.95%        0.00%   10.28%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  1,613    11.91     19     1.95%        1.51%   19.05%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................  1,288    10.40     13     1.95%        8.21%    3.95%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 10,276    11.90    122     1.95%        0.00%   19.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005....................................................  6,846    10.57     72     1.95%        1.74%    5.68%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.................................................... 44,814    11.86    532     1.95%        0.13%   18.64%
 VIP Equity-Income Portfolio -- Service Class 2
   2005....................................................  9,849    10.89    107     1.95%        1.84%    8.90%
 VIP Growth & Income Portfolio -- Service Class 2
   2005....................................................    106    11.06      1     1.95%        1.34%   10.64%
 VIP Growth Portfolio -- Service Class 2
   2005....................................................    742    11.14      8     1.95%        0.28%   11.44%
 VIP Mid Cap Portfolio -- Service Class 2
   2005....................................................  9,512    12.08    115     1.95%        0.00%   20.82%
 VIP Value Strategies Portfolio -- Service Class 2
   2005....................................................  2,272    11.66     26     1.95%        0.09%   16.56%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.................................................... 20,314    10.37    211     1.95%        0.31%    3.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type XIX:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................     1,021   $10.03   $    10     1.95%        4.78%     0.29%
 Mid-Cap Equity Fund
   2005............................................     2,548    11.56        29     1.95%        2.32%    15.64%
 Money Market Fund
   2005............................................     2,028    10.08        20     1.95%        2.71%     0.77%
 Premier Growth Equity Fund
   2005............................................     5,169    10.69        55     1.95%        0.33%     6.94%
 Real Estate Securities Fund
   2005............................................     4,252    11.29        48     1.95%        5.60%    12.86%
 S&P 500(R) Index Fund
   2005............................................    10,486    10.76       113     1.95%        1.48%   (43.38)%
 Small-Cap Value Equity Fund
   2005............................................     9,631    11.30       109     1.95%        1.07%    12.99%
 Total Return Fund
   2005............................................ 3,352,669    10.60    35,547     1.95%        2.16%     6.03%
 U.S. Equity Fund
   2005............................................       136    10.52         1     1.95%        1.08%     5.20%
 Value Equity Fund
   2005............................................     3,721    10.55        39     1.95%        1.18%     5.50%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................     7,269    11.35        83     1.95%        2.89%    13.50%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................     6,688    11.69        78     1.95%        0.00%    16.87%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................     4,871    10.92        53     1.95%        2.08%     9.23%
 Forty Portfolio -- Service Shares
   2005............................................     1,282    11.50        15     1.95%        0.01%    15.04%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................        66    12.02         1     1.95%        0.00%    20.15%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................     9,494    10.30        98     1.95%        0.02%     2.96%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................     6,941    11.45        79     1.95%        0.54%    14.48%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    10,339    11.21       116     1.95%        0.00%    12.10%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................     3,715    12.51        46     1.95%        1.00%    25.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIX:                                              Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                              ------ ---------- ---- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  2,610   $11.67   $ 30     1.95%        0.00%   16.75%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  2,746    10.86     30     1.95%        0.72%    8.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 19,407    11.94    232     1.95%        0.86%   19.43%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................    233    10.88      3     1.95%        1.19%    8.80%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  2,225    11.81     26     1.95%        0.00%   18.07%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005............................................... 10,947    10.38    114     1.95%        5.04%    3.78%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,325    10.49     35     1.95%        6.51%    4.86%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................    615    10.03      6     1.95%        4.27%    0.26%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................    278     9.96      3     1.95%        2.45%   (0.43)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 14,542    10.00    145     1.95%        4.28%   (0.01)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................  7,447    12.28     91     1.95%        0.00%   22.78%
 Natural Resources Portfolio -- Class II
   2005...............................................  7,259    14.81    108     1.95%        0.00%   48.10%
Rydex Variable Trust:
 OTC Fund
   2005...............................................     93    11.41      1     1.95%        0.00%   14.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  2,074    10.94     23     1.95%        0.64%    9.37%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 14,005    10.52    147     1.95%        0.95%    5.16%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................    347    11.37      4     1.95%        0.01%   13.69%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................     2,104   $10.80   $    23     2.20%        0.81%    7.99%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................     4,121    11.83        49     2.20%        0.96%   18.28%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005...............................................       189    10.12         2     2.20%        4.08%    1.16%
 VT Worldwide Health Sciences Fund
   2005...............................................       121    11.20         1     2.20%        0.00%   12.02%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................        44    10.72         1     2.20%        0.39%    7.18%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005...............................................        50    11.01         1     2.20%        0.00%   10.09%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005...............................................     1,904    11.84        23     2.20%        0.13%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................     2,782    10.87        30     2.20%        1.84%    8.71%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................       154    11.05         2     2.20%        1.34%   10.45%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................       153    11.13         2     2.20%        0.28%   11.25%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................       957    12.06        12     2.20%        0.00%   20.61%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................        55    11.64         1     2.20%        0.09%   16.36%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................        64    10.01         1     2.20%        4.78%    0.12%
 Real Estate Securities Fund
   2005...............................................     2,450    11.27        28     2.20%        5.60%   12.66%
 Small-Cap Value Equity Fund
   2005...............................................     2,243    11.28        25     2.20%        1.07%   12.80%
 Total Return Fund
   2005............................................... 1,043,975    10.58    11,050     2.20%        2.16%    5.85%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005...............................................       151    11.33         2     2.20%        2.89%   13.31%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................     2,364    10.90        26     2.20%        2.08%    9.05%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XX:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005................................................     49   $10.97   $  1     2.20%        0.14%    9.69%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................    490    10.28      5     2.20%        0.02%    2.78%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005................................................  9,664    11.19    108     2.20%        0.00%   11.91%
 Nations Marsico International Opportunities Portfolio
   2005................................................  5,755    12.49     72     2.20%        1.00%   24.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005................................................     41    11.92      1     2.20%        0.86%   19.23%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005................................................  2,300    10.86     25     2.20%        1.19%    8.61%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005................................................  1,047    11.79     12     2.20%        0.00%   17.87%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005................................................     54    10.36      1     2.20%        5.04%    3.61%
 High Yield Portfolio -- Administrative Class Shares
   2005................................................     88    10.47      1     2.20%        6.51%    4.69%
 Total Return Portfolio -- Administrative Class Shares
   2005................................................  6,979     9.98     70     2.20%        4.28%   (0.18)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005................................................  1,581    10.92     17     2.20%        0.64%    9.18%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................     63    10.50      1     2.20%        0.95%    4.98%
 Emerging Growth Portfolio -- Class II Shares
   2005................................................  2,250    11.35     26     2.20%        0.01%   13.50%

Type XXII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  8,106    10.50     85     2.05%        0.49%    5.02%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................ 22,579    10.73    242     2.05%        1.31%    7.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  2,568    10.50     27     2.05%        0.81%    4.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XXII:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
----------                                             --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................    14,249   $10.50   $   150     2.05%        1.27%    4.98%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................    42,816    10.66       456     2.05%        0.96%    6.57%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................     9,845    10.93       108     2.05%        0.00%    9.33%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...............................................     6,011    10.00        60     2.05%        3.74%    0.00%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................    31,255    10.48       328     2.05%        0.39%    4.78%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................     4,519    10.58        48     2.05%        1.51%    5.75%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005...............................................     9,771    10.11        99     2.05%        8.21%    1.10%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................   130,856    10.32     1,351     2.05%        1.74%    3.22%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................    11,565    10.52       122     2.05%        1.84%    5.17%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................    22,057    10.52       232     2.05%        0.28%    5.25%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................    27,751    10.66       296     2.05%        0.00%    6.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005............................................... 2,130,020     9.92    21,130     2.05%        0.31%   (0.80)%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................    19,435    10.02       195     2.05%        4.78%    0.16%
 Mid-Cap Equity Fund
   2005...............................................    14,342    10.52       151     2.05%        2.32%    5.18%
 Money Market Fund
   2005...............................................    69,707    10.04       700     2.05%        2.71%    0.35%
 Small-Cap Value Equity Fund
   2005...............................................    18,574    10.37       193     2.05%        1.07%    3.68%
 Total Return Fund
   2005............................................... 3,862,617    10.38    40,104     2.05%        2.16%    3.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XXII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................  16,475   $10.39   $  171     2.05%        2.89%    3.86%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005...............................................   8,711    10.42       91     2.05%        0.00%    4.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  92,457    10.43      964     2.05%        2.08%    4.27%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................   2,989    10.44       31     2.05%        0.14%    4.36%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................   5,786    10.61       61     2.05%        0.00%    6.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 406,333    10.18    4,137     2.05%        0.02%    1.81%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  28,213    10.64      300     2.05%        0.00%    6.43%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  42,691    11.16      476     2.05%        1.00%   11.57%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 116,050    10.06    1,167     2.05%        1.26%    0.59%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  22,254    10.58      235     2.05%        0.00%    5.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  21,085    10.11      213     2.05%        6.51%    1.05%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   1,323    10.04       13     2.05%        4.27%    0.38%
 Low Duration Portfolio -- Advisor Class Shares
   2005............................................... 140,073     9.99    1,400     2.05%        2.45%   (0.09)%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................  51,217     9.99      512     2.05%        4.28%   (0.13)%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   5,141    10.77       55     2.05%        0.00%    7.67%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  14,079    10.30      145     2.05%        0.64%    3.04%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................... 122,807    10.32    1,268     2.05%        6.90%    3.24%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XXII:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                  ------ ---------- ---- ------------- ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 52,985   $10.54   $558     2.05%        0.95%    5.39%

Type XXIII:
-----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005....................................................  1,173    10.50     12     2.20%        0.49%    4.98%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................    437    10.72      5     2.20%        1.31%    7.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................    504    10.49      5     2.20%        0.81%    4.92%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  1,495    10.65     16     2.20%        0.96%    6.53%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................    421    10.11      4     2.20%        8.21%    1.06%
Fidelity Variable Insurance Products Fund:
 VIP Equity-Income Portfolio -- Service Class 2
   2005....................................................  1,166    10.51     12     2.20%        1.84%    5.13%
 VIP Growth Portfolio -- Service Class 2
   2005....................................................    918    10.52     10     2.20%        0.28%    5.21%
 VIP Mid Cap Portfolio -- Service Class 2
   2005....................................................  1,032    10.66     11     2.20%        0.00%    6.59%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.................................................... 20,760     9.92    206     2.20%        0.31%   (0.83)%
GE Investments Funds, Inc.:
 Money Market Fund
   2005....................................................  1,229    10.03     12     2.20%        2.71%    0.32%
 Total Return Fund
   2005.................................................... 90,393    10.38    938     2.20%        2.16%    3.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005....................................................    731    10.42      8     2.20%        2.08%    4.24%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.................................................... 11,067    10.06    111     2.20%        1.26%    0.56%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005....................................................    907    10.58     10     2.20%        0.00%    5.75%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005....................................................    123    10.10      1     2.20%        6.51%    1.02%
 Low Duration Portfolio -- Advisor Class Shares
   2005....................................................  2,470     9.99     25     2.20%        2.45%   (0.12)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income   Total
Type XXIII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
-----------                                             ------- ---------- ------ ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005................................................   1,376   $ 9.98   $   14     2.20%        4.28%   (0.16)%

Type XXIV:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  13,948    10.50      146     2.30%        0.49%    4.95%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................   7,644    10.72       82     2.30%        1.31%    7.20%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................     457    10.49        5     2.30%        0.81%    4.89%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005................................................   4,148    10.49       44     2.30%        1.27%    4.91%
 AllianceBernstein International Value Portfolio --
   Class B
   2005................................................  13,657    10.65      145     2.30%        0.96%    6.50%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005................................................   5,607    10.93       61     2.30%        0.00%    9.26%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005................................................   4,163     9.99       42     2.30%        3.74%   (0.06)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005................................................   4,498    10.47       47     2.30%        0.39%    4.72%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005................................................   2,823    10.57       30     2.30%        1.51%    5.69%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005................................................     694    10.10        7     2.30%        8.21%    1.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005................................................  22,457    10.32      232     2.30%        1.74%    3.16%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................  12,898    10.51      136     2.30%        1.84%    5.10%
 VIP Growth Portfolio -- Service Class 2
   2005................................................   3,713    10.52       39     2.30%        0.28%    5.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2005................................................  11,224    10.66      120     2.30%        0.00%    6.57%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005................................................ 689,417     9.91    6,835     2.30%        0.31%   (0.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type XXIV:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
----------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................     5,324   $10.01   $    53     2.30%        4.78%    0.10%
 Mid-Cap Equity Fund
   2005.............................................     2,249    10.51        24     2.30%        2.32%    5.12%
 Money Market Fund
   2005.............................................    28,502    10.03       286     2.30%        2.71%    0.30%
 Small-Cap Value Equity Fund
   2005.............................................     8,291    10.36        86     2.30%        1.07%    3.62%
 Total Return Fund
   2005............................................. 1,086,893    10.38    11,278     2.30%        2.16%    3.77%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.............................................    10,589    10.38       110     2.30%        2.89%    3.80%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.............................................     4,287    10.41        45     2.30%        0.00%    4.11%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.............................................    33,103    10.42       345     2.30%        2.08%    4.21%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005.............................................     1,102    10.61        12     2.30%        0.00%    6.06%
 MFS(R) Total Return Series -- Service Class Shares
   2005.............................................    93,018    10.17       946     2.30%        0.02%    1.75%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005.............................................    15,061    10.64       160     2.30%        0.00%    6.36%
 Nations Marsico International Opportunities
   Portfolio
   2005.............................................    22,566    11.15       252     2.30%        1.00%   11.50%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.............................................   113,569    10.05     1,142     2.30%        1.26%    0.53%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................     8,817    10.57        93     2.30%        0.00%    5.73%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.............................................    11,917    10.10       120     2.30%        6.51%    0.99%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................     3,052    10.03        31     2.30%        4.27%    0.32%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    57,248     9.99       572     2.30%        2.45%   (0.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets    Expenses as a Investment
                                                                --------------- % of Average    Income   Total
Type XXIV:                                               Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                               ------ ---------- ---- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005................................................. 19,299   $ 9.98   $193     2.30%        4.28%   (0.18)%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005.................................................  3,265    10.76     35     2.30%        0.00%    7.61%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005.................................................  3,365    10.30     35     2.30%        0.64%    2.98%
 Salomon Brothers Variable Total Return Fund -- Class II
   2005.................................................  3,410    10.32     35     2.30%        6.90%    3.18%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................. 15,190    10.53    160     2.30%        0.95%    5.33%

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   (b) Exhibits


(1)(a)      Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the establishment of the Variable Account.
            Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(1)(a)(i)   Resolution of Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of Life of Virginia Separate
            Account 4 to GE Life and Annuity Separate Account 4. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(1)(a)(ii)  Resolution of the Board of Directors of Genworth Life and Annuity
            Insurance Company authorizing the change in name GE Life & Annuity
            Separate Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 11 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-67904.

(1)(b)      Resolution of Board of Directors of GE Life and Annuity Assurance
            Company authorizing the establishment of an additional investment subaccount of the Variable Account, investing in shares of GE Total
            Return Fund of GE Investments Funds, Inc. Previously filed on October
            31, 2001 with initial filing to Form S-6 for GE Life & Annuity
            Separate Account II, Registration No. 333-72572.

(1)(b)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 11 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-67904.

(2)         Not applicable.

(3)(a)      Underwriting Agreement dated December 1, 2001 between GE Life and
            Annuity Assurance Company and Capital Brokerage Corporation.
            Previously filed on December 13, 2001 with Pre-Effective No. 1 to
            Form S-1 for GE Life and Annuity Assurance Company, Registration
            No. 333-69620.

(3)(b)      Dealer Sales Agreement. Previously filed on December 13, 2001 with
            Pre-Effective No. 1 to Form S-1 for GE Life and Annuity Assurance
            Company, Registration No. 333-69620.

(4)(a)(i)   Contract Form P1161 3/01. Previously filed on January 15, 2002 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-67904.

(4)(b)(i)   Waiver of Scheduled Purchase Payments Upon Disability Rider P5163
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(4)(a)(ii)  Waiver of Scheduled Purchase Payments Upon Unemployment Rider P5164
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.

(4)(b)(iii) Waiver of Scheduled Purchase Payments Joint Annuity Life Rider P5165
            3/01. Previously filed on January 15, 2002 with Pre-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-67904.


(4)(b)(iv) Guaranteed Minimum Income Payment Endorsement P5168 3/01. Previously
           filed on January 15, 2002 with Pre-Effective Amendment No. 1 to Form
           N-4 for GE Life & Annuity Separate Account 4, Registration No.
           333-67904.

(4)(b)(v)  Joint Annuitant Endorsement P5219 1/03. Previously filed on February
           18, 2003 with Post-Effective Amendment No. 2 to Form N-4 for GE Life
           & Annuity Separate Account 4, Registration No. 333-67904.

(4)(b)(vi) Funding Annuity Endorsement P5230 1/03. Previously filed on February
           18, 2003 with Post-Effective Amendment No. 2 to Form N-4 for GE Life
           & Annuity Separate Account 4, Registration No. 333-67904.

(5)        Variable Annuity Application Form 18087 8/2001. Previously filed on
           January 16, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(5)(a)     Form of Additional Payment Allocation Request. Previously filed on
           January 16, 2002 with Pre-Effective Amendment No. 1 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-67904.

(5)(b)     Variable Annuity Application -- Additional Riders Form 18087RDR
           8/2001. Previously filed on January 16, 2002 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-67904.

(6)(a)     Amended and Restated Articles of Incorporation of Genworth Life and
           Annuity Insurance Company. Previously filed on January 3, 2006 with
           Post-Effective Amendment No. 11 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-67904.

(6)(b) By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 11 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-67904.

(7)        Reinsurance Agreement. Previously filed on April 17, 2003 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-67904.

(8)(a)(i)  Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Filed herewith.

(9)        Opinion and Consent of Counsel. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)       Not applicable.

(12)       Not applicable.

(13) Schedule Showing Computation for Performance Data. Previously filed on April 22, 2002 with Post-Effective Amendment No. 1 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-67902.

Item 25.  Directors and Officers of the Depositor

Paul A. Haley             Director, Senior Vice President and Chief Actuary

Robert T. Methven         Director and Senior Vice President

Daniel C. Munson          Director and Senior Vice President

Leon E. Roday(3)          Director and Senior Vice President

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Geoffrey S. Stiff         Director and Senior Vice President

Thomas M. Stinson(2)      Director and Senior Vice President

Brian W. Haynes           Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

James H. Reinhart         Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company), 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                  [FLOW CHART]

Item 27.  Number of Contractowners


   As of March 24, 2006 there were 8,952 owners of Qualified Contracts and 5,509 owners of Non-Qualified Contracts.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) and Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4).

   (b) Management

       Name                  Address            Positions and Offices with Underwriter
       ----                  -------            --------------------------------------
James J. Buddle..... 6620 W. Broad St.        Director
                     Richmond, VA 23230
Robert T. Methven... 6610 W. Broad St.        Director, President and Chief Executive
                     Richmond, VA 23230       Officer
Geoffrey S. Stiff... 6610 W. Broad St.        Director and Senior Vice President
                     Richmond, VA 23230
Richard P. McKenney. 6620 W. Broad St.        Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,         Senior Vice President and Chief Compliance
                     2nd Floor                Officer
                     Stamford, CT 06905
Ward E. Bobitz...... 6620 W. Broad Street     Vice President and Assistant Secretary
                     Richmond, VA 23230
Brenda A. Daglish... 6604 West Broad St.      Vice President and Assistant Treasurer
                     Richmond, VA 23230
William E. Daner,    6610 W. Broad St.        Vice President, Counsel and Secretary
  Jr................ Richmond, VA 23230
J. Kevin             6610 W. Broad Street     Vice President and Chief Financial Officer
  Helmintoller...... Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.        Vice President
                     Richmond, VA 23230
John A. Zelinske.... 6610 W. Broad St.        Vice President and Controller
                     Richmond, VA 23230
James J. Kuncl...... 200 N. Martingale Rd.    Vice President
                     Schaumburg, IL 60173
Scott R. Lindquist.. 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street     Treasurer
                     Richmond, VA 23230
Russell L. Rubino... 6620 W. Broad St.        Vice President
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.        Vice President and Financial & Operations
                     Richmond, VA 23230       Principal

   (c)


                                    (2)
                              Net Underwriting       (3)           (4)
             (1)               Discounts and   Compensation on  Brokerage      (5)
Name of Principal Underwriter   Commissions      Redemption    Commissions Compensation
----------------------------- ---------------- --------------- ----------- ------------
Capital Brokerage Corporation  Not Applicable  Not Applicable     12.0%    $62.0 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

  STATEMENT PURSUANT TO RULE 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 3rd day of April, 2006.


                                              GENWORTH LIFE & ANNUITY VA
                                                SEPARATE ACCOUNT 1
                                              (Registrant)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President

                                              By: GENWORTH LIFE AND ANNUITY
                                                    INSURANCE COMPANY
                                                  (Depositor)

                                              By:    /s/  GEOFFREY S. STIFF
                                                  -----------------------------
                                                        Geoffrey S. Stiff
                                                      Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


               Name                       Title                  Date
               ----                       -----                  ----

      /s/  PAMELA S. SCHUTZ*  Chairperson of the Board,      April 3, 2006
      -----------------------   President and Chief
         Pamela S. Schutz       Executive Officer

        /s/  PAUL A. HALEY*   Director, Senior Vice          April 3, 2006
      -----------------------   President and Chief Actuary
           Paul A. Haley

       /s/  BRIAN W. HAYNES*  Director and Senior Vice       April 3, 2006
      -----------------------   President
          Brian W. Haynes

      /s/  ROBERT T. METHVEN* Director and Senior Vice       April 3, 2006
      -----------------------   President
         Robert T. Methven

      /s/  DANIEL C. MUNSON*  Director and Senior Vice       April 3, 2006
      -----------------------   President
         Daniel C. Munson

        /s/  LEON E. RODAY*   Director and Senior Vice       April 3, 2006
      -----------------------   President
           Leon E. Roday

      /s/  GEOFFREY S. STIFF  Director and Senior Vice       April 3, 2006
      -----------------------   President
         Geoffrey S. Stiff

      /s/  THOMAS M. STINSON* Director and Senior Vice       April 3, 2006
      -----------------------   President
         Thomas M. Stinson

               Name                         Title                  Date
               ----                         -----                  ----

       /s/  THOMAS E. DUFFY*    Senior Vice President,         April 3, 2006
    ---------------------------   General Counsel and
          Thomas E. Duffy         Secretary

    /s/  J. KEVIN HELMINTOLLER* Senior Vice President and      April 3, 2006
    ---------------------------   Chief Financial Officer
       J. Kevin Helmintoller

      /s/  JOHN A. ZELINSKE*    Vice President and Controller  April 3, 2006
    ---------------------------
         John A. Zelinske



    *By: /s/  GEOFFREY S. STIFF , pursuant to Power of         April 3, 2006
         ----------------------   Attorney executed on
           Geoffrey S. Stiff      February 21, 2006.